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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2015

Classes ADV, I, S and S2

Voya Investors Trust

■	Voya Liquid Assets Portfolio
■	VY® Clarion Global Real Estate Portfolio
■	VY® FMR® Diversified Mid Cap Portfolio*
■	VY® Invesco Growth and Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio
■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® T. Rowe Price Equity Income Portfolio
■	VY® T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*	FMR is a registered service mark of FMR LLC. Used with permission.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	12
Statements of Changes in Net Assets	15
Financial Highlights	20
Notes to Financial Statements	25
Summary Portfolios of Investments	44
Advisory Contract Approval Discussion	77

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Liquid Assets Portfolio
Class I	$1,000.00	$1,000.00	0.21%	$1.04	$1,000.00	$1,023.75	0.21%	$1.05
Class S	1,000.00	1,000.00	0.21	1.04	1,000.00	1,023.75	0.21	1.05
Class S2	1,000.00	1,000.00	0.21	1.04	1,000.00	1,023.75	0.21	1.05
VY® Clarion Global Real Estate Portfolio
Class ADV	$1,000.00	$961.80	1.49%	$7.25	$1,000.00	$1,000.17	1.49%	$7.39
Class I	1,000.00	964.30	0.89	4.33	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	963.40	1.14	5.55	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	962.70	1.29	6.28	1,000.00	1,018.40	1.29	6.46
VY® FMR® Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,048.70	1.24%	$6.30	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,052.10	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,050.40	0.89	4.52	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,050.20	1.04	5.29	1,000.00	1,019.64	1.04	5.21

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
VY® Invesco Growth and Income Portfolio
Class ADV	$1,000.00	$1,017.10	1.24%	$6.20	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,019.90	0.64	3.21	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,018.90	0.89	4.46	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,018.00	1.04	5.20	1,000.00	1,019.64	1.04	5.21
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$988.60	1.86%	$9.17	$1,000.00	$1,000.16	1.86%	$9.22
Class I	1,000.00	991.90	1.26	6.22	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	990.70	1.51	7.45	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	989.50	1.66	8.19	1,000.00	1,016.56	1.66	8.30
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	$1,000.00	$1,034.40	1.56%	$7.87	$1,000.00	$1,017.06	1.56%	$7.80
Class S	1,000.00	1,036.60	1.21	6.11	1,000.00	1,018.79	1.21	6.06
Class S2	1,000.00	1,035.60	1.36	6.86	1,000.00	1,018.05	1.36	6.80
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	$1,000.00	$1,035.00	1.24%	$6.26	$1,000.00	$1,000.19	1.24%	$6.15
Class I	1,000.00	1,038.20	0.64	3.23	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,036.80	0.89	4.49	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,035.90	1.04	5.25	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	$1,000.00	$980.40	1.24%	$6.09	$1,000.00	$1,000.19	1.24%	$6.15
Class I	1,000.00	983.60	0.64	3.15	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	982.40	0.89	4.37	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	981.70	1.04	5.11	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price International Stock Portfolio
Class ADV	$1,000.00	$1,071.60	1.36%	$6.99	$1,000.00	$1,000.18	1.36%	$6.74
Class I	1,000.00	1,075.40	0.76	3.91	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,074.20	1.01	5.19	1,000.00	1,019.79	1.01	5.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	Voya Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$327,619,019	$1,069,733,835	$566,822,391
Short-term investments at fair value**	—	13,675,967	10,917,538	18,080,191
Total investments at fair value	$—	$341,294,986	$1,080,651,373	$584,902,582
Short-term investments at amortized cost	925,650,790	—	—	—
Cash	502	—	396,792	—
Foreign currencies at value***	—	9,629,248	24,195	225,193
Receivables:
Investment securities sold	—	2,006,577	3,138,773	—
Fund shares sold	13,953,111	3,407,144	953,408	90,209
Dividends	5,335	1,442,356	765,827	1,192,079
Interest	421,661	—	—	—
Foreign tax reclaims	236	30,358	2,192	148,656
Unrealized appreciation on forward foreign currency contracts	—	—	—	248,972
Prepaid expenses	—	1,265	—	—
Reimbursement due from manager	—	16,718	—	—
Other assets	36,406	8,185	26,333	15,829
Total assets	940,068,041	357,836,837	1,085,958,893	586,823,520

LIABILITIES:
Payable for investment securities purchased	—	11,843,672	3,001,931	1,597,562
Payable for fund shares redeemed	32	89,081	593,267	766,641
Payable upon receipt of securities loaned	—	12,136,303	4,707,493	197,981
Unrealized depreciation on forward foreign currency contracts	—	—	—	150,745
Payable for unified fees	159,623	—	576,533	312,305
Payable for investment management fees	—	249,967	—	—
Payable for distribution and shareholder service fees	—	45,620	232,745	127,599
Payable to trustees under the deferred compensation plan (Note 6)	36,406	8,185	26,333	15,829
Payable for trustee fees	12,520	1,803	—	—
Other accrued expenses and liabilities	—	151,435	—	—
Total liabilities	208,581	24,526,066	9,138,302	3,168,662
NET ASSETS	$939,859,460	$333,310,771	$1,076,820,591	$583,654,858

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$939,743,804	$438,682,100	$716,166,702	$309,989,382
Undistributed net investment income/accumulated net investment loss	(29,730)	13,139,778	1,330,773	21,705,512
Accumulated net realized gain (loss)	145,386	(204,879,974)	212,237,319	112,751,115
Net unrealized appreciation	—	86,368,867	147,085,797	139,208,849
NET ASSETS	$939,859,460	$333,310,771	$1,076,820,591	$583,654,858
______________
+ Including securities loaned at value	$—	$11,037,212	$4,577,224	$187,955
* Cost of investments in securities	$—	$241,249,977	$922,647,588	$427,705,759
** Cost of short-term investments	$—	$13,675,967	$10,917,538	$18,080,191
*** Cost of foreign currencies	$—	$9,629,248	$24,400	$228,975

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Voya Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
Class ADV
Net assets	n/a	$27,873,579	$67,886,490	$16,620,221
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	2,406,600	3,585,211	518,942
Net asset value and redemption price per share	n/a	$11.58	$18.94	$32.03

Class I
Net assets	$74,543,648	$155,465,584	$108,131,669	$25,289,272
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,526,312	13,061,374	5,523,379	781,893
Net asset value and redemption price per share	$1.00	$11.90	$19.58	$32.34

Class S
Net assets	$573,749,728	$148,572,018	$828,628,077	$499,005,716
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	573,549,010	12,562,310	42,733,531	15,387,461
Net asset value and redemption price per share	$1.00	$11.83	$19.39	$32.43

Class S2
Net assets	$291,566,084	$1,399,590	$72,174,355	$42,739,649
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	291,557,806	117,826	3,753,987	1,327,284
Net asset value and redemption price per share	$1.00	$11.88	$19.23	$32.20

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$584,025,980	$420,568,717	$5,172,149,455	$1,228,125,204
Short-term investments at fair value**	13,374,589	—	574,514,111	47,357,602
Total investments at fair value	$597,400,569	$420,568,717	$5,746,663,566	$1,275,482,806
Cash	1,377,340	7,490,882	10,300,372	2,542,049
Foreign currencies at value***	325,093	13,654	306,930	—
Receivables:
Investment securities sold	2,344,007	519,413	9,037,543	1,412,482
Fund shares sold	385,137	177	2,440,643	349,385
Dividends	1,967,636	599,930	4,364,968	1,858,413
Interest	—	—	17,149,476	—
Foreign tax reclaims	—	1,122,987	335,012	—
Other assets	19,318	8,793	88,609	33,008
Total assets	603,819,100	430,324,553	5,790,687,119	1,281,678,143

LIABILITIES:
Payable for investment securities purchased	598,626	—	28,440,679	—
Payable for fund shares redeemed	1,458,264	1,140,324	2,691,898	340,102
Payable upon receipt of securities loaned	13,374,589	—	4,876,167	4,898,809
Payable for unified fees	605,979	345,356	3,027,600	686,859
Payable for distribution and shareholder service fees	121,070	113,513	1,141,611	262,430
Payable to trustees under the deferred compensation plan (Note 6)	19,318	8,793	88,609	33,008
Other accrued expenses and liabilities	160,751	—	—	—
Written options, at fair valueˆ	—	—	22,390,025	—
Total liabilities	16,338,597	1,607,986	62,656,589	6,221,208
NET ASSETS	$587,480,503	$428,716,567	$5,728,030,530	$1,275,456,935

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$507,556,010	$271,729,628	$4,085,044,973	$768,787,535
Undistributed net investment income	9,540,637	11,718,888	50,029,228	15,396,305
Accumulated net realized gain	39,470,072	63,707,619	1,045,122,608	163,182,116
Net unrealized appreciation	30,913,784	81,560,432	547,833,721	328,090,979
NET ASSETS	$587,480,503	$428,716,567	$5,728,030,530	$1,275,456,935
______________
+ Including securities loaned at value	$12,787,660	$—	$4,769,278	$4,795,760
* Cost of investments in securities	$553,099,897	$338,987,009	$4,613,469,590	$900,035,072
** Cost of short-term investments	$13,374,589	$—	$574,514,111	$47,357,602
*** Cost of foreign currencies	$331,374	$13,654	$308,854	$—
ˆ Premiums received on written options	$—	$—	$11,566,099	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio

Class ADV
Net assets	$39,811,694	$56,779,840	$522,758,219	$57,873,427
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,421,061	3,314,220	18,024,361	3,623,403
Net asset value and redemption price per share	$16.44	$17.13	$29.00	$15.97

Class I
Net assets	$68,929,190	n/a	$1,006,687,128	$187,991,294
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	4,003,326	n/a	33,671,323	11,605,452
Net asset value and redemption price per share	$17.22	n/a	$29.90	$16.20

Class S
Net assets	$458,471,431	$320,226,414	$4,108,744,613	$908,282,056
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,811,458	17,933,212	137,519,418	56,061,820
Net asset value and redemption price per share	$17.10	$17.86	$29.88	$16.20

Class S2
Net assets	$20,268,188	$51,710,313	$89,840,570	$121,310,158
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,199,270	2,917,178	3,024,599	7,559,667
Net asset value and redemption price per share	$16.90	$17.73	$29.70	$16.05

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$268,730,576
Short-term investments at fair value**	9,572,580
Total investments at fair value	$278,303,156
Cash	894,333
Foreign currencies at value***	329,093
Receivables:
Investment securities sold	886,469
Fund shares sold	11,604
Dividends	478,510
Foreign tax reclaims	245,188
Prepaid expenses	977
Other assets	8,028
Total assets	281,157,358

LIABILITIES:
Payable for investment securities purchased	1,556,996
Payable for fund shares redeemed	1,961,162
Payable upon receipt of securities loaned	3,026,421
Payable for investment management fees	147,766
Payable for distribution and shareholder service fees	51,082
Payable to trustees under the deferred compensation plan (Note 6)	8,028
Payable for trustee fees	1,318
Other accrued expenses and liabilities	165,484
Total liabilities	6,918,257
NET ASSETS	$274,239,101

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$350,903,118
Undistributed net investment income	4,439,267
Accumulated net realized loss	(108,495,480)
Net unrealized appreciation	27,392,196

NET ASSETS	$274,239,101
______________
+ Including securities loaned at value	$2,880,358
* Cost of investments in securities	$241,331,326
** Cost of short-term investments	$9,572,580
*** Cost of foreign currencies	$328,958

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$15,622,433
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,122,796
Net asset value and redemption price per share	$13.91

Class I
Net assets	$53,244,013
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,811,187
Net asset value and redemption price per share	$13.97

Class S
Net assets	$205,372,655
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,775,360
Net asset value and redemption price per share	$13.90

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$28,822	$4,459,484	$6,250,239	$6,986,317
Interest, net of foreign taxes withheld*	965,932	—	—	—
Securities lending income, net	—	40,564	28,671	50,531
Total investment income	994,754	4,500,048	6,278,910	7,036,848

EXPENSES:
Investment management fees(1)	—	1,474,858	—	—
Unified fees	1,303,829	—	3,488,367	1,904,419
Distribution and shareholder service fees:
Class ADV	—	108,519	255,065	60,994
Class S	720,654	202,783	1,058,622	640,755
Class S2	715,707	3,876	182,493	109,953
Transfer agent fees	—	337	—	—
Administrative service fees(1)	—	120,489	—	—
Shareholder reporting expense	—	38,015	—	—
Professional fees	—	20,470	—	—
Custody and accounting expense	—	66,591	—	—
Trustee fees and expenses	23,276	9,423	23,783	12,603
Miscellaneous expense	—	5,367	—	—
Interest expense	888	—	2,557	—
Total expenses	2,764,354	2,050,728	5,010,887	2,728,724
Net waived and reimbursed fees	(1,769,600)	(165,123)	(87,512)	(34,189)
Brokerage commission recapture	—	—	—	(8,184)
Net expenses	994,754	1,885,605	4,923,375	2,686,351
Net investment income	—	2,614,443	1,355,535	4,350,497

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	50,940	10,125,108	34,552,850	32,889,483
Foreign currency related transactions	—	(88,334)	16,097	2,153,639
Net realized gain	50,940	10,036,774	34,568,947	35,043,122
Net change in unrealized appreciation (depreciation) on:
Investments	—	(25,024,319)	19,064,777	(27,264,063)
Foreign currency related transactions	—	6,003	(88)	(990,327)
Net change in unrealized appreciation (depreciation)	—	(25,018,316)	19,064,689	(28,254,390)
Net realized and unrealized gain (loss)	50,940	(14,981,542)	53,633,636	6,788,732
Increase (decrease) in net assets resulting from operations	$50,940	$(12,367,099)	$54,989,171	$11,139,229
______________
* Foreign taxes withheld	$253	$261,015	$39,213	$238,090
(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,344,788	$6,715,931	$27,297,885	$17,694,440
Interest	—	—	33,271,849	114
Securities lending income, net	174,959	80,615	113,647	82,945
Total investment income	7,519,747	6,796,546	60,683,381	17,777,499

EXPENSES:
Unified fees	3,895,140	2,117,742	18,293,978	4,255,345
Distribution and shareholder service fees:
Class ADV	157,805	213,665	1,842,846	225,330
Class S	609,175	415,860	5,161,872	1,200,239
Class S2	55,008	133,482	230,998	314,528
Trustee fees and expenses	14,235	9,473	117,157	28,211
Interest expense	943	—	3,625	—
Total expenses	4,732,306	2,890,222	25,650,476	6,023,653
Net waived and reimbursed fees	(42,563)	(69,430)	(414,770)	(113,994)
Brokerage commission recapture	(1,091)	—	(24,145)	(1,924)
Net expenses	4,688,652	2,820,792	25,211,561	5,907,735
Net investment income	2,831,095	3,975,754	35,471,820	11,869,764

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Peruvian capital gains tax withheldˆ)	3,537,066	15,757,561	276,440,034	30,767,567
Foreign currency related transactions	11,498	45,201	232,010	(90)
Futures	—	—	18,160,920	—
Written options	—	—	13,690,906	—
Net realized gain	3,548,564	15,802,762	308,523,870	30,767,477
Net change in unrealized appreciation (depreciation) on:
Investments	(11,220,702)	(3,745,682)	(142,868,417)	(65,527,716)
Foreign currency related transactions	47,395	87,135	9,136	2,612
Futures	—	—	(2,727,784)	—
Written options	—	—	10,487,911	—
Unfunded commitments	—	—	82,744	—
Net change in unrealized appreciation (depreciation)	(11,173,307)	(3,658,547)	(135,016,410)	(65,525,104)
Net realized and unrealized gain (loss)	(7,624,743)	12,144,215	173,507,460	(34,757,627)
Increase (decrease) in net assets resulting from operations	$(4,793,648)	$16,119,969	$208,979,280	$(22,887,863)
______________
* Foreign taxes withheld	$720,174	$65,880	$179,816	$155,862
ˆ Foreign taxes on sale of Peruvian investments	$27,994	$—	$—	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,281,679
Interest	48
Securities lending income, net	24,175
Total investment income	3,305,902

EXPENSES:
Investment management fees(1)	752,911
Distribution and shareholder service fees:
Class ADV	52,763
Class S	243,728
Transfer agent fees	409
Administrative service fees(1)	83,574
Shareholder reporting expense	23,530
Professional fees	22,425
Custody and accounting expense	95,600
Trustee fees	3,954
Miscellaneous expense	7,880
Interest expense	370
Total expenses	1,287,144
Net waived and reimbursed fees	(10,553)
Net expenses	1,276,591
Net investment income	2,029,311

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,612,689
Foreign currency related transactions	(49,793)
Net realized gain	8,562,896
Net change in unrealized appreciation (depreciation) on:
Investments	6,684,543
Foreign currency related transactions	21,392
Net change in unrealized appreciation (depreciation)	6,705,935
Net realized and unrealized gain	15,268,831
Increase in net assets resulting from operations	$17,298,142
______________
* Foreign taxes withheld	$254,000
(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$—	$(1)	$2,614,443	$5,223,491
Net realized gain	50,940	94,446	10,036,774	23,589,182
Net change in unrealized appreciation (depreciation)	—	—	(25,018,316)	14,970,781
Increase (decrease) in net assets resulting from operations	50,940	94,445	(12,367,099)	43,783,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(229,795)
Class I	—	—	—	(2,038,749)
Class S	—	—	—	(1,788,837)
Class S2	—	—	—	(16,861)
Net realized gains:
Class I	—	(9,687)	—	—
Class S	—	(89,733)	—	—
Class S2	—	(37,673)	—	—
Total distributions	—	(137,093)	—	(4,074,242)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	118,257,630	313,291,955	24,336,153	51,503,033
Reinvestment of distributions	—	137,093	—	4,074,242
	118,257,630	313,429,048	24,336,153	55,577,275
Cost of shares redeemed	(168,910,199)	(454,010,770)	(29,261,820)	(53,180,471)
Net increase (decrease) in net assets resulting from capital share transactions	(50,652,569)	(140,581,722)	(4,925,667)	2,396,804
Net increase (decrease) in net assets	(50,601,629)	(140,624,370)	(17,292,766)	42,106,016

NET ASSETS:
Beginning of year or period	990,461,089	1,131,085,459	350,603,537	308,497,521
End of year or period	$939,859,460	$990,461,089	$333,310,771	$350,603,537
Undistributed net investment income/accumulated net investment loss at end of year or period	$(29,730)	$(29,730)	$13,139,778	$10,525,335

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® FMR® Diversified Mid Cap Portfolio		VY® Invesco Growth and Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,355,535	$925,615	$4,350,497	$12,992,391
Net realized gain	34,568,947	181,025,618	35,043,122	82,801,924
Net change in unrealized appreciation (depreciation)	19,064,689	(116,323,074)	(28,254,390)	(34,582,406)
Increase in net assets resulting from operations	54,989,171	65,628,159	11,139,229	61,211,909

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(86,300)	—	(152,089)
Class I	—	(413,010)	—	(374,718)
Class S	—	(1,574,904)	—	(6,336,522)
Class S2	—	(91,275)	—	(476,808)
Net realized gains:
Class ADV	—	(11,563,114)	—	(1,025,623)
Class I	—	(18,029,752)	—	(1,687,740)
Class S	—	(145,727,142)	—	(34,501,619)
Class S2	—	(12,229,667)	—	(3,053,225)
Total distributions	—	(189,715,164)	—	(47,608,344)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,841,401	41,707,990	7,500,295	39,913,374
Reinvestment of distributions	—	189,715,164	—	47,608,344
	19,841,401	231,423,154	7,500,295	87,521,718
Cost of shares redeemed	(102,826,270)	(224,471,253)	(60,587,830)	(133,037,931)
Net increase (decrease) in net assets resulting from capital share transactions	(82,984,869)	6,951,901	(53,087,535)	(45,516,213)
Net decrease in net assets	(27,995,698)	(117,135,104)	(41,948,306)	(31,912,648)

NET ASSETS:
Beginning of year or period	1,104,816,289	1,221,951,393	625,603,164	657,515,812
End of year or period	$1,076,820,591	$1,104,816,289	$583,654,858	$625,603,164
Undistributed net investment income/accumulated net investment loss at end of year or period	$1,330,773	$(24,762)	$21,705,512	$17,355,015

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio		VY® Morgan Stanley Global Franchise Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,831,095	$7,426,436	$3,975,754	$7,873,152
Net realized gain	3,548,564	38,019,008	15,802,762	48,577,496
Net change in unrealized appreciation (depreciation)	(11,173,307)	(44,308,403)	(3,658,547)	(36,747,685)
Increase (decrease) in net assets resulting from operations	(4,793,648)	1,137,041	16,119,969	19,702,963

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(307,892)	—	(859,947)
Class I	—	(890,312)	—	—
Class S	—	(5,089,419)	—	(6,118,075)
Class S2	—	(192,776)	—	(902,653)
Net realized gains:
Class ADV	—	(4,437,912)	—	(4,303,987)
Class I	—	(7,247,818)	—	—
Class S	—	(53,529,485)	—	(27,624,923)
Class S2	—	(2,403,154)	—	(4,481,323)
Total distributions	—	(74,098,768)	—	(44,290,908)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,644,096	68,853,544	5,761,426	22,075,983
Reinvestment of distributions	—	74,098,768	—	44,290,908
	14,644,096	142,952,312	5,761,426	66,366,891
Cost of shares redeemed	(58,065,687)	(214,490,179)	(39,633,068)	(94,785,839)
Net decrease in net assets resulting from capital share transactions	(43,421,591)	(71,537,867)	(33,871,642)	(28,418,948)
Net decrease in net assets	(48,215,239)	(144,499,594)	(17,751,673)	(53,006,893)

NET ASSETS:
Beginning of year or period	635,695,742	780,195,336	446,468,240	499,475,133
End of year or period	$587,480,503	$635,695,742	$428,716,567	$446,468,240
Undistributed net investment income at end of year or period	$9,540,637	$6,709,542	$11,718,888	$7,743,134

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Capital Appreciation Portfolio		VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$35,471,820	$74,747,338	$11,869,764	$26,258,141
Net realized gain	308,523,870	737,673,896	30,767,477	154,725,751
Net change in unrealized appreciation (depreciation)	(135,016,410)	(159,733,672)	(65,525,104)	(78,643,981)
Increase (decrease) in net assets resulting from operations	208,979,280	652,687,562	(22,887,863)	102,339,911

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,660,761)	—	(986,801)
Class I	—	(17,223,552)	—	(4,137,978)
Class S	—	(52,605,407)	—	(19,159,310)
Class S2	—	(1,068,339)	—	(2,317,585)
Net realized gains:
Class ADV	—	(34,975,542)	—	(4,668,632)
Class I	—	(91,934,253)	—	(13,674,816)
Class S	—	(341,885,903)	—	(74,894,530)
Class S2	—	(7,916,456)	—	(9,442,889)
Total distributions	—	(552,270,213)	—	(129,282,541)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	182,891,617	371,267,812	20,060,566	49,474,242
Reinvestment of distributions	—	552,270,213	—	129,282,541
	182,891,617	923,538,025	20,060,566	178,756,783
Cost of shares redeemed	(388,105,330)	(735,709,676)	(123,713,008)	(419,344,627)
Net increase (decrease) in net assets resulting from capital share transactions	(205,213,713)	187,828,349	(103,652,442)	(240,587,844)
Net increase (decrease) in net assets	3,765,567	288,245,698	(126,540,305)	(267,530,474)

NET ASSETS:
Beginning of year or period	5,724,264,963	5,436,019,265	1,401,997,240	1,669,527,714
End of year or period	$5,728,030,530	$5,724,264,963	$1,275,456,935	$1,401,997,240
Undistributed net investment income at end of year or period	$50,029,228	$14,557,408	$15,396,305	$3,526,541

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,029,311	$2,379,084
Net realized gain	8,562,896	8,848,139
Net change in unrealized appreciation (depreciation)	6,705,935	(14,689,523)
Increase (decrease) in net assets resulting from operations	17,298,142	(3,462,300)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(110,844)
Class I	—	(704,709)
Class S	—	(2,117,375)
Total distributions	—	(2,932,928)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,576,106	44,746,692
Reinvestment of distributions	—	2,932,928
	35,576,106	47,679,620
Cost of shares redeemed	(24,963,058)	(32,162,390)
Net increase in net assets resulting from capital share transactions	10,613,048	15,517,230
Net increase in net assets	27,911,190	9,122,002

NET ASSETS:
Beginning of year or period	246,327,911	237,205,909
End of year or period	$274,239,101	$246,327,911
Undistributed net investment income at end of year or period	$4,439,267	$2,409,956

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Liquid Assets Portfolio
Class I
06-30-15	1.00	0.00	*	0.00	*	0.00	—		—		—	—		—	1.00	0.00	0.28	0.21		0.21		0.00		74,544	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.19		0.19		(0.00	)*	78,773	—
12-31-13	1.00	0.00	*	0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.02	0.28	0.22		0.22		0.00	*	81,029	—
12-31-12	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.28	0.28		0.28		0.10		98,940	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.27	0.25		0.25		0.01		111,088	—
12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.06	0.27	0.27		0.27		0.06		129,360	—
Class S
06-30-15	1.00	0.00	*	0.00	*	0.00	—		—		—	—		—	1.00	0.00	0.53	0.21		0.21		0.00		573,750	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.19		0.19		(0.00	)*	619,776	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.53	0.23		0.23		(0.00	)*	753,517	—
12-31-12	1.00	0.00	*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.38		0.38		0.00	*	897,738	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.52	0.26		0.26		0.00	*	1,072,086	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.52	0.33		0.33		0.00	*	1,157,898	—
Class S2
06-30-15	1.00	0.00	*	0.00	*	0.00	—		—		—	—		—	1.00	0.00	0.78	0.21		0.21		0.00		291,566	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.19		0.19		(0.00	)*	291,912	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.78	0.23		0.23		(0.00	)*	296,540	—
12-31-12	1.00	0.00	*	0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.38		0.38		0.00	*	270,143	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.77	0.26		0.26		0.00	*	229,337	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.00	0.77	0.34		0.34		0.00	*	185,550	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-15	12.04	0.06	•	(0.52)		(0.46)	—		—		—	—		—	11.58	(3.82)	1.72	1.49		1.49		1.05		27,874	21
12-31-14	10.71	0.13		1.30		1.43	0.10		—		—	0.10		—	12.04	13.40	1.73	1.49		1.49		1.12		27,577	40
12-31-13	10.96	0.12	•	0.25		0.37	0.62		—		—	0.62		—	10.71	3.29	1.73	1.49		1.49		1.13		23,863	35
12-31-12	8.79	0.14		2.07		2.21	0.04		—		—	0.04		—	10.96	25.17	1.75	1.49		1.49		1.52		15,270	43
12-31-11	9.64	0.14	•	(0.64)		(0.50)	0.35		—		—	0.35		—	8.79	(5.62)	1.72	1.49		1.49		1.46		10,225	34
12-31-10	9.22	0.13	•	1.15		1.28	0.86		—		—	0.86		—	9.64	15.61	1.73	1.49	†	1.49	†	1.39	†	5,304	56
Class I
06-30-15	12.34	0.10	•	(0.54)		(0.44)	—		—		—	—		—	11.90	(3.57)	0.97	0.89		0.89		1.63		155,466	21
12-31-14	10.96	0.21	•	1.33		1.54	0.16		—		—	0.16		—	12.34	14.07	0.98	0.89		0.89		1.75		160,209	40
12-31-13	11.17	0.19	•	0.26		0.45	0.66		—		—	0.66		—	10.96	3.95	0.98	0.89		0.89		1.70		121,414	35
12-31-12	8.93	0.20	•	2.12		2.32	0.08		—		—	0.08		—	11.17	26.08	1.00	0.89		0.89		1.97		106,134	43
12-31-11	9.75	0.19		(0.65)		(0.46)	0.36		—		—	0.36		—	8.93	(5.15)	0.97	0.89		0.89		1.97		210,292	34
12-31-10	9.26	0.17	•	1.18		1.35	0.86		—		—	0.86		—	9.75	16.33	0.98	0.89	†	0.89	†	1.92	†	222,983	56
Class S
06-30-15	12.28	0.09	•	(0.54)		(0.45)	—		—		—	—		—	11.83	(3.66)	1.22	1.14		1.14		1.37		148,572	21
12-31-14	10.90	0.17	•	1.34		1.51	0.13		—		—	0.13		—	12.28	13.86	1.23	1.14		1.14		1.42		161,194	40
12-31-13	11.11	0.16	•	0.26		0.42	0.63		—		—	0.63		—	10.90	3.71	1.23	1.14		1.14		1.42		161,379	35
12-31-12	8.89	0.19	•	2.08		2.27	0.05		—		—	0.05		—	11.11	25.65	1.25	1.14		1.14		1.86		173,554	43
12-31-11	9.70	0.16	•	(0.64)		(0.48)	0.33		—		—	0.33		—	8.89	(5.30)	1.22	1.14		1.14		1.70		154,055	34
12-31-10	9.22	0.15	•	1.17		1.32	0.84		—		—	0.84		—	9.70	16.00	1.23	1.14	†	1.14	†	1.66	†	187,177	56
Class S2
06-30-15	12.34	0.08	•	(0.54)		(0.46)	—		—		—	—		—	11.88	(3.73)	1.47	1.29		1.29		1.19		1,400	21
12-31-14	10.96	0.14	•	1.35		1.49	0.11		—		—	0.11		—	12.34	13.60	1.48	1.29		1.29		1.22		1,624	40
12-31-13	11.17	0.14	•	0.26		0.40	0.61		—		—	0.61		—	10.96	3.54	1.48	1.29		1.29		1.27		1,842	35
12-31-12	8.93	0.17	•	2.11		2.28	0.04		—		—	0.04		—	11.17	25.52	1.50	1.29		1.29		1.71		1,935	43
12-31-11	9.74	0.15	•	(0.64)		(0.49)	0.32		—		—	0.32		—	8.93	(5.43)	1.47	1.29		1.29		1.55		1,815	34
12-31-10	9.26	0.14	•	1.17		1.31	0.83		—		—	0.83		—	9.74	15.77	1.48	1.29	†	1.29	†	1.51	†	2,265	56

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY® FMR® Diversified Mid Cap Portfolio
Class ADV
06-30-15	18.06	(0.01)		0.89	0.88	—	—	—	—	—	18.94	4.87	1.39	1.24		1.24		(0.09)		67,886	11
12-31-14	20.43	(0.05)		1.17	1.12	0.03	3.46	—	3.49	—	18.06	5.65	1.39	1.24		1.24		(0.26)		68,677	143
12-31-13	15.15	(0.00	)*	5.38	5.38	0.03	0.07	—	0.10	—	20.43	35.62	1.39	1.24		1.24		(0.03)		70,648	132
12-31-12	13.30	0.05		1.84	1.89	0.04	—	—	0.04	—	15.15	14.24	1.39	1.24		1.24		0.36		56,105	186
12-31-11	15.02	(0.04)		(1.65)	(1.69)	0.03	—	—	0.03	—	13.30	(11.28)	1.39	1.24		1.24		(0.30)		53,845	88
12-31-10	11.75	(0.01)		3.29	3.28	0.01	—	—	0.01	—	15.02	27.89	1.39	1.24	†	1.24	†	(0.11	)†	38,961	34
Class I
06-30-15	18.61	0.05	•	0.92	0.97	—	—	—	—	—	19.58	5.21	0.64	0.64		0.64		0.50		108,132	11
12-31-14	20.88	0.06		1.20	1.26	0.07	3.46	—	3.53	—	18.61	6.27	0.64	0.64		0.64		0.34		109,304	143
12-31-13	15.47	0.10	•	5.51	5.61	0.13	0.07	—	0.20	—	20.88	36.39	0.64	0.64		0.64		0.58		110,005	132
12-31-12	13.58	0.15	•	1.88	2.03	0.14	—	—	0.14	—	15.47	14.93	0.64	0.64		0.64		1.03		92,185	186
12-31-11	15.24	0.05		(1.68)	(1.63)	0.03	—	—	0.03	—	13.58	(10.72)	0.64	0.64		0.64		0.28		75,502	88
12-31-10	11.89	0.06		3.34	3.40	0.05	—	—	0.05	—	15.24	28.62	0.64	0.64	†	0.64	†	0.48	†	93,325	34
Class S
06-30-15	18.46	0.02	•	0.91	0.93	—	—	—	—	—	19.39	5.04	0.89	0.89		0.89		0.25		828,628	11
12-31-14	20.75	0.02		1.19	1.21	0.04	3.46	—	3.50	—	18.46	6.02	0.89	0.89		0.89		0.09		854,340	143
12-31-13	15.38	0.06	•	5.47	5.53	0.09	0.07	—	0.16	—	20.75	36.02	0.89	0.89		0.89		0.33		964,463	132
12-31-12	13.50	0.10	•	1.87	1.97	0.09	—	—	0.09	—	15.38	14.63	0.89	0.89		0.89		0.69		848,802	186
12-31-11	15.19	0.01		(1.67)	(1.66)	0.03	—	—	0.03	—	13.50	(10.95)	0.89	0.89		0.89		0.03		901,291	88
12-31-10	11.85	0.03		3.33	3.36	0.02	—	—	0.02	—	15.19	28.36	0.89	0.89	†	0.89	†	0.23	†	1,196,633	34
Class S2
06-30-15	18.31	0.01		0.91	0.92	—	—	—	—	—	19.23	5.02	1.14	1.04		1.04		0.10		72,174	11
12-31-14	20.63	(0.01)		1.18	1.17	0.03	3.46	—	3.49	—	18.31	5.84	1.14	1.04		1.04		(0.06)		72,495	143
12-31-13	15.29	0.04		5.43	5.47	0.06	0.07	—	0.13	—	20.63	35.86	1.14	1.04		1.04		0.17		76,836	132
12-31-12	13.43	0.09		1.84	1.93	0.07	—	—	0.07	—	15.29	14.41	1.14	1.04		1.04		0.56		65,198	186
12-31-11	15.13	(0.02)		(1.65)	(1.67)	0.03	—	—	0.03	—	13.43	(11.06)	1.14	1.04		1.04		(0.12)		62,480	88
12-31-10	11.81	0.01		3.32	3.33	0.01	—	—	0.01	—	15.13	28.17	1.14	1.04	†	1.04	†	0.08	†	71,542	34
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-15	31.49	0.18	•	0.36	0.54	—	—	—	—	—	32.03	1.71	1.39	1.24		1.24		1.13		16,620	8
12-31-14	30.92	0.52	•	2.43	2.95	0.31	2.07	—	2.38	—	31.49	9.72	1.39	1.24		1.24		1.66		16,407	28
12-31-13	23.41	0.25	•	7.55	7.80	0.29	—	—	0.29	—	30.92	33.45	1.39	1.24		1.23		0.92		15,200	28
12-31-12	20.82	0.27	•	2.66	2.93	0.34	—	—	0.34	—	23.41	14.17	1.40	1.25		1.24		1.19		9,405	25
12-31-11	21.62	0.24	•	(0.78)	(0.54)	0.26	—	—	0.26	—	20.82	(2.55)	1.40	1.25		1.24		1.12		9,099	19
12-31-10	19.33	0.16	•	2.18	2.34	0.05	—	—	0.05	—	21.62	12.14	1.40	1.25	†	1.24	†	0.80	†	7,565	27
Class I
06-30-15	31.71	0.27	•	0.36	0.63	—	—	—	—	—	32.34	1.99	0.64	0.64		0.64		1.70		25,289	8
12-31-14	31.08	0.68	•	2.48	3.16	0.46	2.07	—	2.53	—	31.71	10.39	0.64	0.64		0.64		2.16		28,264	28
12-31-13	23.50	0.43	•	7.58	8.01	0.43	—	—	0.43	—	31.08	34.23	0.64	0.64		0.63		1.53		24,742	28
12-31-12	20.90	0.41	•	2.66	3.07	0.47	—	—	0.47	—	23.50	14.89	0.65	0.65		0.64		1.80		16,952	25
12-31-11	21.63	0.36	•	(0.77)	(0.41)	0.32	—	—	0.32	—	20.90	(1.96)	0.65	0.65		0.64		1.66		8,679	19
12-31-10	19.23	0.28	•	2.17	2.45	0.05	—	—	0.05	—	21.63	12.78	0.65	0.65	†	0.64	†	1.40	†	20,244	27
Class S
06-30-15	31.83	0.23	•	0.37	0.60	—	—	—	—	—	32.43	1.89	0.89	0.89		0.89		1.46		499,006	8
12-31-14	31.19	0.64	•	2.45	3.09	0.38	2.07	—	2.45	—	31.83	10.11	0.89	0.89		0.89		2.04		535,054	28
12-31-13	23.59	0.35	•	7.61	7.96	0.36	—	—	0.36	—	31.19	33.88	0.89	0.89		0.88		1.27		566,801	28
12-31-12	20.98	0.35	•	2.67	3.02	0.41	—	—	0.41	—	23.59	14.56	0.90	0.90		0.89		1.55		460,995	25
12-31-11	21.70	0.31	•	(0.77)	(0.46)	0.26	—	—	0.26	—	20.98	(2.16)	0.90	0.90		0.89		1.43		474,352	19
12-31-10	19.34	0.23	•	2.18	2.41	0.05	—	—	0.05	—	21.70	12.50	0.90	0.90	†	0.89	†	1.16	†	559,031	27

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio (continued)
Class S2
06-30-15	31.63	0.21	•	0.36	0.57	—	—	—	—	—	32.20	1.80	1.14	1.04	1.04	1.31	42,740	8
12-31-14	31.00	0.59	•	2.43	3.02	0.32	2.07	—	2.39	—	31.63	9.95	1.14	1.04	1.04	1.89	45,878	28
12-31-13	23.45	0.31	•	7.56	7.87	0.32	—	—	0.32	—	31.00	33.70	1.14	1.04	1.03	1.12	50,774	28
12-31-12	20.85	0.32	•	2.66	2.98	0.38	—	—	0.38	—	23.45	14.41	1.15	1.05	1.04	1.40	45,598	25
12-31-11	21.58	0.28	•	(0.78)	(0.50)	0.23	—	—	0.23	—	20.85	(2.36)	1.15	1.05	1.04	1.28	45,015	19
12-31-10	19.26	0.20	•	2.17	2.37	0.05	—	—	0.05	—	21.58	12.34	1.15	1.05 †	1.04 †	1.01 †	52,679	27
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-15	16.63	0.05	•	(0.24)	(0.19)	—	—	—	—	—	16.44	(1.14)	2.01	1.86	1.86	0.56	39,812	9
12-31-14	18.39	0.13		0.13	0.26	0.13	1.89	—	2.02	—	16.63	0.47	2.01	1.86	1.86	0.72	42,490	23
12-31-13	20.19	0.07	•	(1.31)	(1.24)	0.12	0.44	—	0.56	—	18.39	(6.07)	2.01	1.86	1.86	0.36	43,996	45
12-31-12	17.48	0.06		3.14	3.20	—	0.49	—	0.49	—	20.19	18.71	2.01	1.86	1.86	0.32	37,375	15
12-31-11	22.36	0.06	•	(4.06)	(4.00)	0.19	0.69	—	0.88	—	17.48	(18.53)	2.01	1.86	1.86	0.30	29,692	19
12-31-10	20.00	(0.05)		3.75	3.70	0.12	1.22	—	1.34	—	22.36	19.87	2.01	1.86	1.86	(0.29)	26,579	13
Class I
06-30-15	17.36	0.10	•	(0.24)	(0.14)	—	—	—	—	—	17.22	(0.81)	1.26	1.26	1.26	1.17	68,929	9
12-31-14	19.10	0.23	•	0.15	0.38	0.23	1.89	—	2.12	—	17.36	1.06	1.26	1.26	1.26	1.22	71,163	23
12-31-13	20.93	0.19	•	(1.35)	(1.16)	0.23	0.44	—	0.67	—	19.10	(5.49)	1.26	1.26	1.26	0.97	136,636	45
12-31-12	18.01	0.17	•	3.24	3.41	—	0.49	—	0.49	—	20.93	19.33	1.26	1.26	1.26	0.84	177,486	15
12-31-11	22.92	0.20	•	(4.19)	(3.99)	0.23	0.69	—	0.92	—	18.01	(18.05)	1.26	1.26	1.26	0.95	227,942	19
12-31-10	20.38	0.09		3.83	3.92	0.16	1.22	—	1.38	—	22.92	20.63	1.26	1.26	1.26	0.46	261,290	13
Class S
06-30-15	17.26	0.08	•	(0.24)	(0.16)	—	—	—	—	—	17.10	(0.93)	1.51	1.51	1.51	0.91	458,471	9
12-31-14	19.00	0.20	•	0.13	0.33	0.18	1.89	—	2.07	—	17.26	0.80	1.51	1.51	1.51	1.06	499,431	23
12-31-13	20.82	0.16		(1.37)	(1.21)	0.17	0.44	—	0.61	—	19.00	(5.74)	1.51	1.51	1.51	0.73	573,548	45
12-31-12	17.95	0.13		3.23	3.36	—	0.49	—	0.49	—	20.82	19.11	1.51	1.51	1.51	0.67	650,690	15
12-31-11	22.85	0.14		(4.17)	(4.03)	0.18	0.69	—	0.87	—	17.95	(18.27)	1.51	1.51	1.51	0.63	570,995	19
12-31-10	20.33	0.06		3.79	3.85	0.11	1.22	—	1.33	—	22.85	20.29	1.51	1.51	1.51	0.22	764,106	13
Class S2
06-30-15	17.08	0.07	•	(0.25)	(0.18)	—	—	—	—	—	16.90	(1.05)	1.76	1.66	1.66	0.75	20,268	9
12-31-14	18.81	0.17	•	0.14	0.31	0.15	1.89	—	2.04	—	17.08	0.73	1.76	1.66	1.66	0.92	22,613	23
12-31-13	20.62	0.11		(1.34)	(1.23)	0.14	0.44	—	0.58	—	18.81	(5.89)	1.76	1.66	1.66	0.58	26,016	45
12-31-12	17.81	0.10		3.20	3.30	—	0.49	—	0.49	—	20.62	18.92	1.76	1.66	1.66	0.51	27,693	15
12-31-11	22.68	0.12		(4.15)	(4.03)	0.15	0.69	—	0.84	—	17.81	(18.40)	1.76	1.66	1.66	0.48	25,577	19
12-31-10	20.19	0.02		3.78	3.80	0.09	1.22	—	1.31	—	22.68	20.15	1.76	1.66	1.66	0.06	35,523	13
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-15	16.56	0.13	•	0.44	0.57	—	—	—	—	—	17.13	3.44	1.71	1.56	1.56	1.52	56,780	7
12-31-14	17.55	0.23	•	0.48	0.71	0.28	1.42	—	1.70	—	16.56	3.87	1.71	1.56	1.56	1.35	55,949	21
12-31-13	15.98	0.20	•	2.74	2.94	0.37	1.00	—	1.37	—	17.55	19.02	1.71	1.56	1.56	1.17	52,318	21
12-31-12	14.84	0.27	•	1.94	2.21	0.28	0.79	—	1.07	—	15.98	15.38	1.71	1.56	1.56	1.69	26,169	28
12-31-11	13.99	0.17	•	1.07	1.24	0.39	—	—	0.39	—	14.84	8.75	1.72	1.57	1.57	1.17	9,740	35
12-31-10	12.42	0.03	•	1.63	1.66	0.09	—	—	0.09	—	13.99	13.40	1.73	1.58	1.58	0.22	2,567	47
Class S
06-30-15	17.23	0.16	•	0.47	0.63	—	—	—	—	—	17.86	3.66	1.21	1.21	1.21	1.86	320,226	7
12-31-14	18.16	0.30	•	0.50	0.80	0.31	1.42	—	1.73	—	17.23	4.25	1.21	1.21	1.21	1.71	336,350	21
12-31-13	16.44	0.29	•	2.80	3.09	0.37	1.00	—	1.37	—	18.16	19.42	1.21	1.21	1.21	1.67	385,597	21
12-31-12	15.18	0.36	•	1.97	2.33	0.28	0.79	—	1.07	—	16.44	15.79	1.21	1.21	1.21	2.24	364,277	28
12-31-11	14.24	0.28	•	1.02	1.30	0.36	—	—	0.36	—	15.18	9.05	1.22	1.22	1.22	1.83	339,475	35
12-31-10	12.56	0.23		1.51	1.74	0.06	—	—	0.06	—	14.24	13.89	1.23	1.23	1.23	1.79	331,750	47

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Morgan Stanley Global Franchise Portfolio (continued)
Class S2
06-30-15	17.12	0.15	•	0.46	0.61	—	—	—	—	—	17.73	3.56	1.46	1.36	1.36	1.70	51,710	7
12-31-14	18.05	0.28	•	0.50	0.78	0.29	1.42	—	1.71	—	17.12	4.12	1.46	1.36	1.36	1.57	54,169	21
12-31-13	16.34	0.27	•	2.78	3.05	0.34	1.00	—	1.34	—	18.05	19.28	1.46	1.36	1.36	1.53	61,560	21
12-31-12	15.10	0.34	•	1.94	2.28	0.25	0.79	—	1.04	—	16.34	15.53	1.46	1.36	1.36	2.10	59,545	28
12-31-11	14.16	0.26	•	1.01	1.27	0.33	—	—	0.33	—	15.10	8.92	1.47	1.37	1.37	1.72	58,797	35
12-31-10	12.48	0.22	•	1.50	1.72	0.04	—	—	0.04	—	14.16	13.82	1.48	1.38	1.38	1.67	62,756	47
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-15	28.02	0.13	•	0.85	0.98	—	—	—	—	—	29.00	3.50	1.39	1.24	1.24	0.88	522,758	38
12-31-14	27.68	0.27	•	2.88	3.15	0.30	2.51	—	2.81	—	28.02	11.78	1.39	1.24	1.24	0.96	457,740	72
12-31-13	24.54	0.19	•	5.00	5.19	0.24	1.81	—	2.05	—	27.68	21.75	1.39	1.24	1.24	0.72	350,643	69
12-31-12	22.46	0.31	•	2.80	3.11	0.33	0.70	—	1.03	—	24.54	14.10	1.40	1.25	1.25	1.30	199,893	76
12-31-11	22.26	0.31	•	0.27	0.58	0.38	—	—	0.38	—	22.46	2.59	1.40	1.25	1.25	1.33	131,571	85
12-31-10	19.88	0.27	•	2.43	2.70	0.32	—	—	0.32	—	22.26	13.63	1.40	1.25	1.25	1.33	88,819	71
Class I
06-30-15	28.80	0.22	•	0.88	1.10	—	—	—	—	—	29.90	3.82	0.64	0.64	0.64	1.47	1,006,687	38
12-31-14	28.34	0.43		2.99	3.42	0.45	2.51	—	2.96	—	28.80	12.46	0.64	0.64	0.64	1.55	1,049,730	72
12-31-13	25.04	0.36	•	5.12	5.48	0.37	1.81	—	2.18	—	28.34	22.49	0.64	0.64	0.64	1.31	989,583	69
12-31-12	22.87	0.46	•	2.86	3.32	0.45	0.70	—	1.15	—	25.04	14.78	0.65	0.65	0.65	1.89	652,221	76
12-31-11	22.65	0.45	•	0.27	0.72	0.50	—	—	0.50	—	22.87	3.16	0.65	0.65	0.65	1.91	436,806	85
12-31-10	20.18	0.40	•	2.48	2.88	0.41	—	—	0.41	—	22.65	14.31	0.65	0.65	0.65	1.90	454,380	71
Class S
06-30-15	28.82	0.18	•	0.88	1.06	—	—	—	—	—	29.88	3.68	0.89	0.89	0.89	1.22	4,108,745	38
12-31-14	28.36	0.37		2.97	3.34	0.37	2.51	—	2.88	—	28.82	12.20	0.89	0.89	0.89	1.30	4,122,797	72
12-31-13	25.06	0.29	•	5.12	5.41	0.30	1.81	—	2.11	—	28.36	22.20	0.89	0.89	0.89	1.05	4,002,988	69
12-31-12	22.89	0.40	•	2.86	3.26	0.39	0.70	—	1.09	—	25.06	14.48	0.90	0.90	0.90	1.64	3,379,234	76
12-31-11	22.67	0.39	•	0.27	0.66	0.44	—	—	0.44	—	22.89	2.89	0.90	0.90	0.90	1.66	3,214,571	85
12-31-10	20.20	0.34	•	2.48	2.82	0.35	—	—	0.35	—	22.67	14.03	0.90	0.90	0.90	1.63	3,376,297	71
Class S2
06-30-15	28.67	0.16	•	0.87	1.03	—	—	—	—	—	29.70	3.59	1.14	1.04	1.04	1.07	89,841	38
12-31-14	28.23	0.33		2.95	3.28	0.33	2.51	—	2.84	—	28.67	12.02	1.14	1.04	1.04	1.15	93,998	72
12-31-13	24.96	0.24	•	5.10	5.34	0.26	1.81	—	2.07	—	28.23	21.98	1.14	1.04	1.04	0.90	92,805	69
12-31-12	22.80	0.36	•	2.86	3.22	0.36	0.70	—	1.06	—	24.96	14.34	1.15	1.05	1.05	1.49	85,723	76
12-31-11	22.58	0.35	•	0.27	0.62	0.40	—	—	0.40	—	22.80	2.73	1.15	1.05	1.05	1.51	77,565	85
12-31-10	20.12	0.31	•	2.47	2.78	0.32	—	—	0.32	—	22.58	13.86	1.15	1.05	1.05	1.47	85,201	71
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-15	16.29	0.11	•	(0.43)	(0.32)	—	—	—	—	—	15.97	(1.96)	1.39	1.24	1.24	1.42	57,873	4
12-31-14	16.60	0.24		0.93	1.17	0.26	1.22	—	1.48	—	16.29	7.13	1.39	1.24	1.24	1.42	62,848	9
12-31-13	13.02	0.17		3.63	3.80	0.21	0.01	—	0.22	—	16.60	29.22	1.39	1.24	1.24	1.22	66,056	12
12-31-12	11.34	0.20		1.70	1.90	0.22	—	—	0.22	—	13.02	16.77	1.40	1.25	1.25	1.71	45,958	14
12-31-11	11.68	0.18	•	(0.32)	(0.14)	0.20	—	—	0.20	—	11.34	(1.18)	1.40	1.25	1.25	1.52	36,348	22
12-31-10	10.34	0.15	•	1.35	1.50	0.16	—	—	0.16	—	11.68	14.51	1.40	1.25	1.25	1.42	28,478	16
Class I
06-30-15	16.47	0.17	•	(0.44)	(0.27)	—	—	—	—	—	16.20	(1.64)	0.64	0.64	0.64	2.02	187,991	4
12-31-14	16.76	0.35	•	0.94	1.29	0.36	1.22	—	1.58	—	16.47	7.79	0.64	0.64	0.64	2.07	194,078	9
12-31-13	13.13	0.28	•	3.65	3.93	0.29	0.01	—	0.30	—	16.76	30.01	0.64	0.64	0.64	1.83	355,229	12
12-31-12	11.43	0.29	•	1.70	1.99	0.29	—	—	0.29	—	13.13	17.44	0.65	0.65	0.65	2.30	361,913	14
12-31-11	11.77	0.25	•	(0.32)	(0.07)	0.27	—	—	0.27	—	11.43	(0.63)	0.65	0.65	0.65	2.07	353,764	22
12-31-10	10.40	0.20		1.38	1.58	0.21	—	—	0.21	—	11.77	15.23	0.65	0.65	0.65	2.01	452,121	16

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY® T. Rowe Price Equity Income Portfolio (continued)
Class S
06-30-15	16.49	0.14	•	(0.43)	(0.29)	—	—	—	—	—	16.20	(1.76)	0.89	0.89		0.89		1.77		908,282	4
12-31-14	16.79	0.30	•	0.94	1.24	0.32	1.22	—	1.54	—	16.49	7.45	0.89	0.89		0.89		1.77		1,013,552	9
12-31-13	13.15	0.24	•	3.66	3.90	0.25	0.01	—	0.26	—	16.79	29.74	0.89	0.89		0.89		1.57		1,113,360	12
12-31-12	11.44	0.26	•	1.71	1.97	0.26	—	—	0.26	—	13.15	17.22	0.90	0.90		0.90		2.05		950,612	14
12-31-11	11.78	0.22		(0.32)	(0.10)	0.24	—	—	0.24	—	11.44	(0.89)	0.90	0.90		0.90		1.84		925,797	22
12-31-10	10.41	0.19	•	1.36	1.55	0.18	—	—	0.18	—	11.78	14.94	0.90	0.90		0.90		1.77		957,065	16
Class S2
06-30-15	16.35	0.13	•	(0.43)	(0.30)	—	—	—	—	—	16.05	(1.83)	1.14	1.04		1.04		1.62		121,310	4
12-31-14	16.66	0.27		0.93	1.20	0.29	1.22	—	1.51	—	16.35	7.31	1.14	1.04		1.04		1.62		131,519	9
12-31-13	13.06	0.21	•	3.63	3.84	0.23	0.01	—	0.24	—	16.66	29.49	1.14	1.04		1.04		1.42		134,882	12
12-31-12	11.37	0.24	•	1.69	1.93	0.24	—	—	0.24	—	13.06	17.01	1.15	1.05		1.05		1.91		102,557	14
12-31-11	11.70	0.19		(0.30)	(0.11)	0.22	—	—	0.22	—	11.37	(0.93)	1.15	1.05		1.05		1.71		82,406	22
12-31-10	10.35	0.16		1.36	1.52	0.17	—	—	0.17	—	11.70	14.72	1.15	1.05		1.05		1.62		74,101	16
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-15	12.98	0.08	•	0.85	0.93	—	—	—	—	—	13.91	7.16	1.51	1.36		1.36		1.18		15,622	18
12-31-14	13.28	0.08		(0.26)	(0.18)	0.12	—	—	0.12	—	12.98	(1.43)	1.52	1.37		1.37		0.62		12,616	48
12-31-13	11.77	0.10	•	1.53	1.63	0.12	—	—	0.12	—	13.28	13.98	1.52	1.37		1.37		0.78		12,693	48
12-31-12	9.95	0.08	•	1.74	1.82	0.00 *	—	—	0.00 *	—	11.77	18.31	1.51	1.36		1.36		0.74		7,625	40
12-31-11	11.75	0.09		(1.52)	(1.43)	0.37	—	—	0.37	—	9.95	(12.63)	1.56	1.41		1.41		0.85		4,128	135
12-31-10	10.48	0.07		1.31	1.38	0.11	—	—	0.11	—	11.75	13.37	1.50	1.33	†	1.33	†	0.60	†	5,475	132
Class I
06-30-15	12.99	0.12	•	0.86	0.98	—	—	—	—	—	13.97	7.54	0.76	0.76		0.76		1.73		53,244	18
12-31-14	13.27	0.17		(0.27)	(0.10)	0.18	—	—	0.18	—	12.99	(0.82)	0.77	0.77		0.77		1.23		50,333	48
12-31-13	11.74	0.17	•	1.52	1.69	0.16	—	—	0.16	—	13.27	14.58	0.77	0.77		0.77		1.37		52,766	48
12-31-12	9.92	0.15	•	1.73	1.88	0.06	—	—	0.06	—	11.74	19.02	0.76	0.76		0.76		1.38		48,992	40
12-31-11	11.70	0.15	•	(1.50)	(1.35)	0.43	—	—	0.43	—	9.92	(12.06)	0.81	0.81		0.81		1.31		51,178	135
12-31-10	10.46	0.11		1.31	1.42	0.18	—	—	0.18	—	11.70	13.92	0.75	0.73	†	0.73	†	1.03	†	191,825	132
Class S
06-30-15	12.94	0.10	•	0.86	0.96	—	—	—	—	—	13.90	7.42	1.01	1.01		1.01		1.53		205,373	18
12-31-14	13.23	0.12	•	(0.26)	(0.14)	0.15	—	—	0.15	—	12.94	(1.11)	1.02	1.02		1.02		0.94		183,379	48
12-31-13	11.70	0.14	•	1.52	1.66	0.13	—	—	0.13	—	13.23	14.33	1.02	1.02		1.02		1.12		171,747	48
12-31-12	9.88	0.12	•	1.73	1.85	0.03	—	—	0.03	—	11.70	18.76	1.01	1.01		1.01		1.15		171,460	40
12-31-11	11.66	0.14		(1.52)	(1.38)	0.40	—	—	0.40	—	9.88	(12.34)	1.06	1.06		1.06		1.15		157,855	135
12-31-10	10.41	0.09	•	1.31	1.40	0.15	—	—	0.15	—	11.66	13.78	1.00	0.98	†	0.98	†	0.90	†	203,858	132

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-eight active separate investment series. The nine series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Liquid Assets Portfolio (“Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® FMR® Diversified Mid Cap Portfolio* (“FMR® Diversified Mid Cap”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

*	FMR is a registered service mark of FMR LLC. Used with permission.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Clarion Global Real Estate. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Effective May 1, 2015, for Clarion Global Real Estate and T. Rowe Price International, the Investment Advisers oversee all investment advisory and portfolio management services for Clarion Global Real Estate and T. Rowe Price International and assists in managing and supervising all aspects of the general day-to-day business activities and operations of Clarion Global Real Estate and T. Rowe Price International, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

On July 23, 2014, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require Liquid Assets to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit Liquid Assets to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Liquid Assets. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Liquid Assets. At this time, management is evaluating the potential implications of these amendments to Liquid Assets.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio, (except Liquid Assets), is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends,

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Liquid Assets, there can be no assurance that the Liquid Assets’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2015, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $248,972 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2015. There was no collateral pledged by any counterparty at June 30, 2015.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2015, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $150,745, and $21,158,048, respectively, on open forward foreign currency contracts and OTC written options. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay these amounts in cash to their counterparties. There was no collateral pledged by any Portfolio at June 30, 2015.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six month ended June 30, 2015, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following the respective Summary Portfolio of Investments for open forward currency contracts at June 30, 2015.

	Buy	Sell
Invesco Growth and Income	$—	$54,173,559
T. Rowe Price Capital Appreciation*	—	11,651,218
T. Rowe Price International Stock*	71,194	84,173

*	The Portfolio did not have any open forward foreign currency contracts at June 30, 2015.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2015, T. Rowe Price Capital Appreciation had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the six months ended June 30, 2015, T. Rowe Price Capital Appreciation had an average notional value of $74,397,857 on futures contracts purchased. There were no open futures contracts at June 30, 2015.

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2015, T. Rowe Price Capital Appreciation had written equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written equity options at June 30, 2015.

Please refer to Note 9 for the volume of written option activity during the period ended June 30, 2015 for T. Rowe Price Capital Appreciation.

K.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2015.

L.  Securities Lending. Certain Portfolios may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

M.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Clarion Global Real Estate	$74,883,168	$81,656,250
FMR® Diversified Mid Cap	119,213,222	210,799,645
Invesco Growth and Income	47,533,615	96,986,417

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
JPMorgan Emerging Markets Equity	$54,344,417	$90,763,809
Morgan Stanley Global Franchise	29,316,166	57,287,557
T. Rowe Price Capital Appreciation	2,000,951,110	2,364,085,716
T. Rowe Price Equity Income	51,870,358	93,151,903
T. Rowe Price International Stock	61,510,932	44,761,007

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, Clarion Global Real Estate had entered into an investment management agreement (“Management Agreement”) with Voya Investments. The Management Agreement compensated Voya Investments with a management fee, computed daily and payable monthly, based on the average daily net assets of the Portfolio at the following annual rates. Amounts paid to Voya Investments through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
Clarion Global Real Estate	0.80% on the first $250 million;
0.775% on the next $250 million;
0.70% on the amount in excess of $500 million

Prior to May 1, 2015, T. Rowe Price International Stock had entered into a Management Agreement with DSL. The Management Agreement compensated DSL with a management fee, computed daily and payable monthly, based on the average daily net assets of the Portfolio, at the following annual rates. Amounts paid to DSL through April 30, 2015 are reflected as Unified fees on the accompanying Statements of Operations.

Portfolio	Fee
T. Rowe Price International Stock	0.54% on the first $4 billion;
0.53% on the amount in excess of $4 billion

Also, prior to May 1, 2015, Clarion Global Real Estate and T. Rowe Price International Stock had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of Clarion Global Real Estate and T. Rowe Price International Stock’s Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under Clarion Global Real Estate and T. Rowe Price International Stock’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for Clarion Global Real Estate and T. Rowe Price International Stock and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates the Investment Advisers with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees for Clarion Global Real Estate and T. Rowe Price International Stock, respectively, on the accompanying Statements of Operations.

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million;
0.875% on the next $250 million;
0.80% on the amount in excess of $500 million

Portfolio	Fee
T. Rowe Price International Stock	0.64% on the first $4 billion;
0.63% on the amount in excess of $4 billion

With the exception of the Portfolios in the table above, DSL provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL is also responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Liquid Assets(1)	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
FMR® Diversified Mid Cap	0.65% on the first $800 million;
0.60% on the next $700 million;
0.58% on the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income,	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income(2)	0.60% on the amount in excess of $3.5 billion

(1)	The assets of Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Voya Investments and DSL have contractually agreed to waive a portion of the advisory fee for Clarion Global Real Estate(3) and T. Rowe Price Equity Income(4), respectively. For Clarion Global Real Estate, the waiver was effective in connection with a sub-advisory fee reduction that occurred on May 1, 2009 for the Portfolio and is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended June 30, 2015, Voya Investments and DSL waived $19,967 and $6,023 for Clarion Global Real Estate and T. Rowe Price Equity Income, respectively. Termination or modification of these obligations requires approval by the Board.

The Trust and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board

(3)	The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(4)	The waiver for T. Rowe Price Equity Income is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.

or Investment Advisers may determine, each sub-adviser manages each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser
Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMR® Diversified Mid Cap	Fidelity Management & Research Company
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares. Each Portfolio that offers Class S2 shares has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.25% of the average daily net assets. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.

Each Portfolio that offers Class ADV shares has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. Termination

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

or modification of this obligation requires approval by the Board.

The Distributor and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or the Distributor, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the period ended June 30, 2015, the Distributor and/or DSL waived $26,251, $925,785, and $674,424 for Classes I, S and S2 of Liquid Assets, respectively, of Distribution, Servicing and Advisory fees. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

As of June 30, 2015, the amounts of waived fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2016	2017	2018	Total
Liquid Assets	$163,859	$1,026,244	$1,912,515	$3,102,618

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price International Stock	11.52%
Security Life of Denver Insurance Company	Liquid Assets	6.28
Voya Global Perspectives Portfolio	Clarion Global Real Estate	5.43
Voya Institutional Trust Company	Liquid Assets	30.50
	Clarion Global Real Estate	10.70
	FMR® Diversified Mid Cap	12.13
	JPMorgan Emerging Markets Equity	6.39
	Morgan Stanley Global Franchise	14.02
	T. Rowe Price Capital Appreciation	15.76
	T. Rowe Price Equity Income	15.23
	T. Rowe Price International Stock	8.68
Voya Insurance and Annuity Company	Liquid Assets	57.23%
	Clarion Global Real Estate	31.06
	FMR® Diversified Mid Cap	59.57
	Invesco Growth and Income	77.70
	JPMorgan Emerging Markets Equity	69.49
	Morgan Stanley Global Franchise	84.70
	T. Rowe Price Capital Appreciation	49.50
	T. Rowe Price Equity Income	49.40
	T. Rowe Price International Stock	65.89
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	31.84
	FMR® Diversified Mid Cap	24.21
	Invesco Growth and Income	11.81
	JPMorgan Emerging Markets Equity	13.46
	T. Rowe Price Capital Appreciation	25.98
	T. Rowe Price Equity Income	30.27
	T. Rowe Price International Stock	6.99

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, those Portfolios may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with the below Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

The Investment Advisers may at a later date recoup (unless otherwise stated above) from a Portfolio for management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2016	2017	2018	Total
Clarion Global Real Estate	$225,512	$272,409	$274,210	$772,131

The expense limitation agreements are contractual through May 1, 2016, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2015 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Liquid Assets	3	$9,645,000	1.12%
FMR® Diversified Mid Cap	81	2,168,914	1.12
JPMorgan Emerging Markets Equity	33	922,667	1.13
T. Rowe Price Capital Appreciation	5	23,626,600	1.12
T. Rowe Price International Stock	4	2,985,750	1.13

NOTE 9 — WRITTEN OPTIONS

Transactions in written options on equities for T. Rowe Price Capital Appreciation during the period ended June 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2014	95,937	$25,665,803
Options Written	23,438	5,549,055
Options Terminated in Closing Purchase Transactions	(25,494)	(5,893,821)
Options Expired	(52,899)	(13,754,938)
Balance at 06/30/2015	40,982	$11,566,099

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Liquid Assets
Class I
6/30/2015	12,272,349	—	—	(16,505,339)	(4,232,990)	12,272,349	—	—	(16,505,339)	(4,232,990)
12/31/2014	45,458,437	—	9,687	(47,721,295)	(2,253,171)	45,458,437	—	9,687	(47,721,295)	(2,253,171)
Class S
6/30/2015	64,496,225	—	—	(110,553,913)	(46,057,688)	64,496,225	—	—	(110,553,913)	(46,057,688)
12/31/2014	180,499,267	—	89,733	(314,302,234)	(133,713,234)	180,499,268	—	89,733	(314,302,234)	(133,713,233)
Class S2
6/30/2015	41,489,056	—	—	(41,850,947)	(361,891)	41,489,056	—	—	(41,850,947)	(361,891)
12/31/2014	87,334,250	—	37,673	(91,987,240)	(4,615,317)	87,334,250	—	37,673	(91,987,241)	(4,615,318)
Clarion Global Real Estate
Class ADV
6/30/2015	236,419	—	—	(119,723)	116,696	2,912,917	—	—	(1,485,235)	1,427,682
12/31/2014	344,531	—	19,311	(301,451)	62,391	3,979,179	—	229,795	(3,445,185)	763,789
Class I
6/30/2015	1,055,870	—	—	(978,062)	77,808	13,373,754	—	—	(12,360,020)	1,013,734
12/31/2014	3,399,617	—	167,660	(1,663,246)	1,904,031	39,002,837	—	2,038,749	(19,606,495)	21,435,091
Class S
6/30/2015	630,572	—	—	(1,199,213)	(568,641)	7,958,804	—	—	(15,146,433)	(7,187,629)
12/31/2014	714,291	—	147,716	(2,533,074)	(1,671,067)	8,467,612	—	1,788,837	(29,629,424)	(19,372,975)
Class S2
6/30/2015	7,191	—	—	(21,011)	(13,820)	90,678	—	—	(270,132)	(179,454)
12/31/2014	4,415	—	1,384	(42,310)	(36,511)	53,405	—	16,861	(499,367)	(429,101)
FMR® Diversified Mid Cap
Class ADV
6/30/2015	223,458	—	—	(441,933)	(218,475)	4,144,135	—	—	(8,234,445)	(4,090,310)
12/31/2014	271,791	—	651,898	(578,830)	344,859	5,262,350	—	11,649,414	(11,012,152)	5,899,612
Class I
6/30/2015	187,420	—	—	(536,809)	(349,389)	3,622,923	—	—	(10,358,688)	(6,735,765)
12/31/2014	901,585	—	1,000,907	(1,298,149)	604,343	17,730,187	—	18,442,762	(25,117,773)	11,055,176
Class S
6/30/2015	547,415	—	—	(4,100,514)	(3,553,099)	10,328,721	—	—	(78,559,704)	(68,230,983)
12/31/2014	809,511	—	8,070,744	(9,076,532)	(196,277)	15,590,736	—	147,302,046	(176,741,040)	(13,848,258)
Class S2
6/30/2015	93,589	—	—	(297,929)	(204,340)	1,745,622	—	—	(5,673,433)	(3,927,811)
12/31/2014	160,191	—	680,339	(606,181)	234,349	3,124,717	—	12,320,942	(11,600,288)	3,845,371
Invesco Growth and Income
Class ADV
6/30/2015	66,467	—	—	(68,501)	(2,034)	2,138,279	—	—	(2,185,812)	(47,533)
12/31/2014	77,191	—	38,324	(86,132)	29,383	2,391,592	—	1,177,712	(2,664,172)	905,132
Class I
6/30/2015	39,788	—	—	(149,220)	(109,432)	1,273,182	—	—	(4,772,260)	(3,499,078)
12/31/2014	509,113	—	66,833	(480,729)	95,217	15,925,241	—	2,062,458	(15,138,429)	2,849,270
Class S
6/30/2015	119,114	—	—	(1,539,584)	(1,420,470)	3,807,880	—	—	(49,416,338)	(45,608,458)
12/31/2014	677,755	—	1,316,935	(3,358,618)	(1,363,928)	21,245,653	—	40,838,141	(105,432,813)	(43,349,019)
Class S2
6/30/2015	8,796	—	—	(131,851)	(123,055)	280,954	—	—	(4,213,420)	(3,932,466)
12/31/2014	11,327	—	114,463	(313,288)	(187,498)	350,888	—	3,530,033	(9,802,517)	(5,921,596)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2015	83,248	—	—	(217,032)	(133,784)	1,411,159	—	—	(3,703,221)	(2,292,062)
12/31/2014	454,019	—	260,472	(552,583)	161,908	8,333,217	—	4,745,804	(10,108,057)	2,970,964
Class I
6/30/2015	167,025	—	—	(262,586)	(95,561)	2,982,051	—	—	(4,694,575)	(1,712,524)
12/31/2014	603,484	—	429,000	(4,088,088)	(3,055,604)	11,442,783	—	8,138,130	(74,042,720)	(54,461,807)
Class S
6/30/2015	551,397	—	—	(2,668,916)	(2,117,519)	9,858,591	—	—	(47,078,057)	(37,219,466)
12/31/2014	2,482,729	—	3,103,171	(6,850,478)	(1,264,578)	47,705,461	—	58,618,905	(125,241,750)	(18,917,384)
Class S2
6/30/2015	22,516	—	—	(147,541)	(125,025)	392,295	—	—	(2,589,834)	(2,197,539)
12/31/2014	74,041	—	138,894	(271,654)	(58,719)	1,372,083	—	2,595,929	(5,097,652)	(1,129,640)

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise
Class ADV
6/30/2015	100,676	—	—	(164,342)	(63,666)	1,715,887	—	—	(2,814,801)	(1,098,914)
12/31/2014	390,270	—	306,102	(299,917)	396,455	6,694,860	—	5,163,934	(5,123,292)	6,735,502
Class S
6/30/2015	208,016	—	—	(1,791,821)	(1,583,805)	3,692,223	—	—	(32,084,817)	(28,392,594)
12/31/2014	770,013	—	1,925,970	(4,409,940)	(1,713,957)	13,646,808	—	33,742,998	(78,124,803)	(30,734,997)
Class S2
6/30/2015	19,991	—	—	(266,761)	(246,770)	353,316	—	—	(4,733,450)	(4,380,134)
12/31/2014	98,820	—	309,069	(654,046)	(246,157)	1,734,315	—	5,383,976	(11,537,744)	(4,419,453)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2015	1,844,038	—	—	(153,976)	1,690,062	53,143,475	—	—	(4,435,081)	48,708,394
12/31/2014	2,818,138	—	1,457,182	(608,866)	3,666,454	78,821,515	—	39,636,303	(16,960,640)	101,497,178
Class I
6/30/2015	2,330,463	—	—	(5,104,252)	(2,773,789)	69,223,181	—	—	(151,217,152)	(81,993,971)
12/31/2014	6,034,119	—	3,890,868	(8,395,377)	1,529,610	171,246,630	—	109,157,806	(240,790,724)	39,613,712
Class S
6/30/2015	1,974,502	—	—	(7,511,289)	(5,536,787)	58,363,421	—	—	(222,780,533)	(164,417,112)
12/31/2014	3,995,628	—	14,083,953	(16,155,766)	1,923,815	115,562,084	—	394,491,309	(462,828,461)	47,224,932
Class S2
6/30/2015	73,289	—	—	(326,987)	(253,698)	2,161,540	—	—	(9,672,564)	(7,511,024)
12/31/2014	197,732	—	322,790	(529,210)	(8,688)	5,637,583	—	8,984,795	(15,129,851)	(507,473)
T. Rowe Price Equity Income
Class ADV
6/30/2015	170,554	—	—	(405,342)	(234,788)	2,775,289	—	—	(6,589,036)	(3,813,747)
12/31/2014	400,924	—	346,307	(868,198)	(120,967)	6,601,939	—	5,655,432	(14,216,200)	(1,958,829)
Class I
6/30/2015	469,957	—	—	(647,117)	(177,160)	7,623,832	—	—	(10,648,284)	(3,024,452)
12/31/2014	967,263	—	1,074,746	(11,449,692)	(9,407,683)	16,047,975	—	17,812,795	(189,697,814)	(155,837,044)
Class S
6/30/2015	477,825	—	—	(5,862,553)	(5,384,728)	7,808,882	—	—	(96,734,461)	(88,925,579)
12/31/2014	1,312,700	—	5,675,365	(11,861,980)	(4,873,915)	21,769,277	—	94,053,840	(197,579,722)	(81,756,605)
Class S2
6/30/2015	114,193	—	—	(598,595)	(484,402)	1,852,563	—	—	(9,741,227)	(7,888,664)
12/31/2014	304,425	—	716,551	(1,074,882)	(53,906)	5,055,051	—	11,760,474	(17,850,891)	(1,035,366)
T. Rowe Price International Stock
Class ADV
6/30/2015	191,634	—	—	(41,089)	150,545	2,680,146	—	—	(559,147)	2,120,999
12/31/2014	209,894	—	8,009	(201,578)	16,325	2,798,216	—	110,844	(2,703,307)	205,753
Class I
6/30/2015	169,760	—	—	(233,439)	(63,679)	2,414,756	—	—	(3,234,937)	(820,181)
12/31/2014	235,860	—	50,992	(386,910)	(100,058)	3,130,001	—	704,709	(5,180,784)	(1,346,074)
Class S
6/30/2015	2,192,345	—	—	(1,588,695)	603,650	30,481,204	—	—	(21,168,974)	9,312,230
12/31/2014	2,860,253	—	153,656	(1,824,851)	1,189,058	38,818,475	—	2,117,375	(24,278,299)	16,657,551

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury;

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities, Plc.	$606,902	$(606,902)	—
Macquarie Bank Limited	10,430,310	(10,430,310)	—
Total	$11,037,212	$(11,037,212)	$—

(1)	Collateral with a fair value of $12,136,303 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FMR® Diversified Mid Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$687,355	$(687,355)	$—
BNP Prime Brokerage, Inc.	273,229	(273,229)	—
Goldman Sachs & Co.	151,391	(151,391)	—
HSBC Bank PLC	2,032,930	(2,032,930)	—
JP Morgan Clearing Corp	141,023	(141,023)	—
Morgan Stanley & Co. LLC	38,551	(38,551)	—
RBC Dominion Securities Inc	1,211,479	(1,211,479)	—
SG Americas Securities, LLC	11,384	(11,384)	—
Wells Fargo Securities LLC	29,883	(29,883)	—
Total	$4,577,225	$(4,577,224)	$—

(1)	Collateral with a fair value of $4,707,493 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	$187,955	$(187,955)	$—
Total	$187,955	$(187,955)	$—

(1)	Collateral with a fair value of $197,981 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$237,677	$(237,677)	$—
BNP Prime Brokerage, Inc.	651,840	(651,840)	—
Citigroup Global Markets Limited	2,920,129	(2,920,129)	—
Credit Suisse Securities (USA) LLC	701,800	(701,800)	—
Goldman Sachs & Co.	2,248,523	(2,248,523)	—
Morgan Stanley & Co. LLC	5,904,930	(5,904,930)	—
Nomura International PLC	122,760	(122,760)	—
Total	$12,787,661	$(12,787,661)	$—

(1)	Collateral with a fair value of $13,374,589 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	$4,769,278	$(4,769,278)	$—
Total	$4,769,278	$(4,769,278)	$—

(1)	Collateral with a fair value of $4,876,167 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$4,578,485	$(4,578,485)	$—
Morgan Stanley & Co. LLC	217,275	(217,275)	—
Total	$4,795,760	$(4,795,760)	$—

(1)	Collateral with a fair value of $4,898,809 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank, AG	$1,420,424	$(1,420,424)	$—
Nomura Securities International, Inc.	1,459,934	(1,459,934)	—
Total	$2,880,358	$(2,880,358)	$—

(1)	Collateral with a fair value of $3,026,421 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified (Morgan Stanley Global Franchise). The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Regulatory (Liquid Assets). Changes in government regulations may adversely affect the value of a security held by the Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require the Portfolio to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including the Portfolio. Compliance with amended money market fund regulation is required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operations or performance of the Portfolio.

NOTE 13 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2015, there were not any unfunded term loans identified.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:

	Ordinary Income	Long-term Capital Gains
Liquid Assets	$137,093	$—
Clarion Global Real Estate	4,074,242	—
FMR® Diversified Mid Cap	98,624,708	91,090,456
Invesco Growth and Income	7,340,137	40,268,207
JPMorgan Emerging Markets Equity	6,480,399	67,618,369
Morgan Stanley Global Franchise	9,258,041	35,032,867
T. Rowe Price Capital Appreciation	175,951,442	376,318,771
T. Rowe Price Equity Income	29,976,794	99,305,747
T. Rowe Price International Stock	2,932,928	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Liquid Assets	$90,270	$6,265	$(165)	$—	—	—
Clarion Global Real Estate	10,532,861	—	85,883,613	(41,082,504)	Short-term	2016
				(138,763,608)	Short-term	2017
				(9,567,152)	Short-term	2018
				$(189,413,264)
FMR® Diversified Mid Cap	54,778,058	126,964,067	123,947,343	—	—	—
Invesco Growth and Income	21,294,682	76,046,544	165,200,445	—	—	—
JPMorgan Emerging Markets Equity	6,728,479	36,951,693	41,056,251	—	—	—
Morgan Stanley Global Franchise	8,758,744	47,360,569	84,755,831	—	—	—
T. Rowe Price Capital Appreciation	185,885,384	567,179,799	681,018,597	—	—	—
T. Rowe Price Equity Income	4,686,870	151,902,748	378,726,190	(2,536,236)	Short-term	2015
				(2,390,465)	Short-term	2016
				(620,380)	Short-term	2017
				(162,382)	Short-term	2018
				$(5,709,463)*
T. Rowe Price International Stock	2,417,524	—	19,204,614	(33,110,225)	Short-term	2016
				(82,466,488)	Short-term	2017
				$(115,576,713)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION

On September 24, 2012, the T. Rowe Price Equity Income (the “Subject Portfolio”), was officially served as defendant in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “FitzSimons Action” and/or the “Actual Fraudulent Action”). The FitzSimons Action is part of the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In the FitzSimons Action, the plaintiff alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of the company through which it converted to a privately held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the plaintiff must prove that the Tribune Company — not the Subject Portfolio — acted with actual fraudulent intent when it redeemed its shares. With regard to the Subject Portfolio, the plaintiff need only show that the Subject Portfolio tendered their shares as part of the LBO and not on the open market. The Subject Portfolio’s lack of fraudulent intent in tendering their shares is not a defense to the plaintiff’s actual fraud claim.

In addition to the FitzSimons Action, various additional actions, which also included the Subject Portfolio as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered the Tribune Company insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases be transferred to the Southern District of New York (the “New York Court”).

On November 6, 2012, the defendants submitted a threshold motion to dismiss the State Law Constructive Fraudulent Transfer Cases, which was granted on September 23, 2013. On December 20, 2013, the plaintiffs in the State Law Constructive Fraudulent Transfer Cases filed their appeal of the motion to dismiss with the Second Circuit Court of Appeals (the “Second Circuit”). On February 28, 2014, the defendants filed their response to the appeal, and on April 11, 2014, the plaintiffs filed their response and reply brief. On April 25, 2014, the defendants filed their response to the response and reply brief. On November 5, 2014, the court heard oral arguments regarding the appeal. A verdict on the appeal is pending.

Procedural History of the FitzSimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the New York Court for pre-trial purposes. On November 20, 2013, the judge entered an order stating the FitzSimons Action would remain with the New York Court. On May 23, 2014, a Motion to Dismiss the FitzSimons Action, as it applies to the Subject Portfolio, was filed. On July 3, 2014, a reply to the Motion in Opposition was filed.

If the Motion to Dismiss is granted, the Subject Portfolio will no longer be a defendant in the FitzSimons Action.

Potential Exposure

If the Motion to Dismiss in the FitzSimons Action is denied, or if the Appeal in the State Law Constructive Fraudulent Transfer Cases is granted by the Second Circuit, the potential exposure of the Subject Portfolio is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400).

The Subject Portfolio believes the claims raised in the actions are without merit and intends to vigorously defend against them.

NOTE 16 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 16 — RESTRUCTURING PLAN (continued)

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Advisers and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2015, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Liquid Assets
Class I	$—	$0.0001	$—	July 15, 2015	July 13, 2015
Class S	$—	$0.0001	$—	July 15, 2015	July 13, 2015
Class S2	$—	$0.0001	$—	July 15, 2015	July 13, 2015
Clarion Global Real Estate
Class ADV	$0.3322	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.3963	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.3636	$—	$—	July 15, 2015	July 13, 2015
Class S2	$0.3345	$—	$—	July 15, 2015	July 13, 2015
FMR® Diversified Mid Cap
Class ADV	$—	$0.9944	$2.3013	July 15, 2015	July 13, 2015
Class I	$—	$0.9944	$2.3013	July 15, 2015	July 13, 2015
Class S	$—	$0.9944	$2.3013	July 15, 2015	July 13, 2015
Class S2	$—	$0.9944	$2.3013	July 15, 2015	July 13, 2015
Invesco Growth and Income
Class ADV	$0.9302	$0.1578	$4.2408	July 15, 2015	July 13, 2015
Class I	$1.1223	$0.1578	$4.2408	July 15, 2015	July 13, 2015
Class S	$1.0329	$0.1578	$4.2408	July 15, 2015	July 13, 2015
Class S2	$0.9760	$0.1578	$4.2408	July 15, 2015	July 13, 2015

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
JPMorgan Emerging Markets Equity
Class ADV	$0.1351	$—	$1.0781	July 15, 2015	July 13, 2015
Class I	$0.2477	$—	$1.0781	July 15, 2015	July 13, 2015
Class S	$0.1956	$—	$1.0781	July 15, 2015	July 13, 2015
Class S2	$0.1635	$—	$1.0781	July 15, 2015	July 13, 2015
Morgan Stanley Global Franchise
Class ADV	$0.2849	$0.0419	$1.9697	July 15, 2015	July 13, 2015
Class S	$0.3325	$0.0419	$1.9697	July 15, 2015	July 13, 2015
Class S2	$0.3032	$0.0419	$1.9697	July 15, 2015	July 13, 2015
T. Rowe Price Capital Appreciation
Class ADV	$0.0768	$0.8930	$2.9587	July 15, 2015	July 13, 2015
Class I	$0.0768	$0.8930	$2.9587	July 15, 2015	July 13, 2015
Class S	$0.0768	$0.8930	$2.9587	July 15, 2015	July 13, 2015
Class S2	$0.0768	$0.8930	$2.9587	July 15, 2015	July 13, 2015
T. Rowe Price Equity Income
Class ADV	$0.0458	$0.0143	$1.9445	July 15, 2015	July 13, 2015
Class I	$0.0458	$0.0143	$1.9445	July 15, 2015	July 13, 2015
Class S	$0.0458	$0.0143	$1.9445	July 15, 2015	July 13, 2015
Class S2	$0.0458	$0.0143	$1.9445	July 15, 2015	July 13, 2015
T. Rowe Price International Stock
Class ADV	$0.0812	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.1492	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.1192	$—	$—	July 15, 2015	July 13, 2015

50/50 savings waiver: On July 9, 2015, the Board approved a sub-advisory fee reduction for Morgan Stanley Global Franchise effective July 1, 2015. Pursuant to a separate waiver agreement, DSL has agreed to lower the advisory fee for the Portfolio so that the advisory fee payable to DSL will be waived in an amount equal to 50% of the savings to DSL resulting from the implementation of the sub-advisory fee reduction from the period from July 1, 2015 through May 1, 2016.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

43

VOYA LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Certificates of Deposit	23.5%
Asset Backed Commercial Paper	18.2%
Other Note	17.5%
Financial Company Commercial Paper	11.2%
Government Agency Debt	10.7%
Investment Companies	7.8%
Treasury Debt	7.3%
Other Commercial Paper	1.3%
Government Agency Repurchase Agreement	1.0%
Assets in Excess of Other Liabilities	1.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

Asset Backed Commercial Paper: 18.2%
3,800,000		Barton Capital LLC, 0.132%, due 07/02/15	$3,799,986	0.4
750,000		Barton Capital LLC, 0.203%, due 08/03/15	749,862	0.1
2,350,000		Barton Capital LLC, 0.216%, due 08/06/15	2,349,501	0.2
18,650,000	#	Barton Capital LLC, 0.265%, due 07/16/15	18,650,000	2.0
5,000,000		Barton Capital LLC, 0.200%, due 07/06/15	4,999,875	0.5
21,450,000		Concord Minutemen Capital Co., 0.238%, due 07/06/15	21,449,300	2.3
16,200,000		Concord Minutemen Capital Co., 0.325%, due 07/01/15	16,200,000	1.7
1,558,000		Crown Point Capital Co., 0.142%, due 07/08/15	1,557,958	0.2
10,900,000		Crown Point Capital Co., 0.184%, due 07/06/15	10,899,726	1.2
26,500,000		Crown Point Capital Co., 0.325%, due 07/01/15	26,500,000	2.8
12,650,000		Jupiter Securitization Company LLC, 0.183%, due 07/06/15	12,649,684	1.3
11,000,000		Jupiter Securitization Company LLC, 0.284%, due 09/24/15	10,992,728	1.2
19,500,000		Old Line Funding LLC, 0.264%, due 07/07/15	19,499,155	2.1
18,100,000	#	Old Line Funding LLC, 0.305%, due 07/20/15	18,100,000	1.9
3,000,000		Thunder Bay Funding LLC, 0.162%, due 07/01/15	3,000,000	0.3

		Total Asset Backed Commercial Paper (Cost $171,397,775)	171,397,775	18.2

Certificates of Deposit: 23.5%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/20/15	$18,000,000	1.9
16,400,000		Bank of Tokyo — Mitsubishi UFJ NY, 0.250%, due 08/05/15	16,400,796	1.7
7,800,000	#	Barton Capital LLC, 0.214%, due 07/15/15	7,800,000	0.8
12,100,000		Credit Suisse New York, 0.230%, due 08/03/15	12,100,000	1.3
17,450,000		Mizuho Bank Ltd./NY, 0.250%, due 08/03/15	17,450,798	1.9
9,450,000		Mizuho Bank Ltd./NY, 0.260%, due 08/07/15	9,450,291	1.0
10,150,000		Mizuho Bank Ltd./NY, 0.270%, due 07/31/15	10,150,507	1.1
10,150,000		Nordea Bank Finland NY, 0.185%, due 07/07/15	10,150,059	1.1
26,000,000		Nordea Bank Finland NY, 0.214%, due 07/15/15	26,000,000	2.8
11,800,000		Skandinav Enskilda Bank NY, 0.250%, due 07/02/15	11,800,029	1.3
4,000,000		Skandinaviska Enskilda Banken AB, 0.122%, due 07/07/15	3,999,920	0.4
18,100,000		Sumitomo Mitsui Bank NY, 0.160%, due 07/06/15	18,100,000	1.9
19,000,000		Sumitomo Mitsui Bank NY, 0.180%, due 07/06/15	19,000,000	2.0
1,950,000		Svenska Handelsbanken NY, 0.190%, due 07/01/15	1,950,000	0.2
1,250,000		Svenska Handelsbanken NY, 0.205%, due 08/06/15	1,250,056	0.1
34,500,000	#	Thunder Bay Funding LLC, 0.288%, due 07/13/15	34,500,000	3.7
2,700,000		UBS AG Stamford CT, 0.345%, due 07/07/15	2,700,016	0.3

		Total Certificates of Deposit (Cost $220,802,472)	220,802,472	23.5

Financial Company Commercial Paper: 11.2%
21,150,000		Bank of Tokyo — Mitsubishi UFJ NY, 0.167%, due 07/01/15	21,150,000	2.3
25,050,000		Credit Suisse New York, 0.260%, due 07/02/15	25,049,821	2.7
1,350,000		Nordea Bank AB, 0.203%, due 07/06/15	1,349,965	0.1
12,000,000		PNC Bank NA, 0.203%, due 07/01/15	12,000,000	1.3
6,500,000		Skandinaviska Enskilda Banken AB, 0.152%, due 07/06/15	6,499,865	0.7
36,050,000		Societe Generale, 0.204%, due 08/03/15	36,043,367	3.8
1,600,000		Societe Generale, 0.234%, due 07/02/15	1,599,990	0.2
1,200,000		UBS Finance Delaware LLC, 0.203%, due 08/03/15	1,199,780	0.1

		Total Financial Company Commercial Paper (Cost $104,892,788)	104,892,788	11.2

See Accompanying Notes to Financial Statements

44

VOYA LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

Government Agency Debt: 10.7%
1,520,000	Z	Fannie Mae Discount Notes, 0.051%, due 08/19/15	$1,519,896	0.2
12,660,000	Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/14/15	12,659,001	1.3
3,000,000	Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/19/15	2,999,735	0.3
11,000,000	Z	Federal Home Loan Bank Discount Notes, 0.067%, due 08/21/15	10,998,971	1.2
19,257,000	Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/12/15	19,255,421	2.0
11,138,000	Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/05/15	11,137,242	1.2
1,200,000	Z	Federal Home Loan Bank Discount Notes, 0.076%, due 07/15/15	1,199,965	0.1
1,450,000	Z	Federal Home Loan Bank Discount Notes, 0.081%, due 08/26/15	1,449,819	0.2
3,200,000	Z	Federal Home Loan Bank Discount Notes, 0.091%, due 09/15/15	3,199,392	0.3
600,000	Z	Federal Home Loan Bank Discount Notes, 0.091%, due 09/17/15	599,883	0.1
600,000	Z	Federal Home Loan Bank Discount Notes, 0.096%, due 09/08/15	599,891	0.1
500,000	Z	Freddie Mac Discount Notes, 0.056%, due 08/28/15	499,956	0.0
1,500,000	Z	Freddie Mac Discount Notes, 0.071%, due 07/24/15	1,499,933	0.2
3,000,000	Z	Freddie Mac Discount Notes, 0.071%, due 07/27/15	2,999,848	0.3
22,273,000	Z	Freddie Mac Discount Notes, 0.071%, due 09/17/15	22,269,622	2.4
2,200,000	Z	Freddie Mac Discount Notes, 0.076%, due 09/22/15	2,199,620	0.2
5,750,000	Z	Freddie Mac Discount Notes, 0.117%, due 08/14/15	5,749,192	0.6

		Total Government Agency Debt (Cost $100,837,387)	100,837,387	10.7

Government Agency Repurchase Agreement: 1.0%
9,169,000		Morgan Stanley Repurchase Agreement dated 6/30/2015, 0.07%, due 7/1/15, $9,169,018 to be received upon repurchase (Collateralized by $10,880,000, various U.S. Gvt Agcy Oblig, 0.00%–3.230%, Market Value plus accrued interest $9,352,387 due 10/26/15–4/15/30	$9,169,000	1.0

		Total Government Agency Repurchase Agreement (Cost $9,169,000)	9,169,000	1.0

Investment Companies: 7.8%
38,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.088%, due 07/01/15	38,000,000	4.1
34,771,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.084%, due 07/01/15	34,771,000	3.7

		Total Investment Companies (Cost $72,771,000)	72,771,000	7.8

Other Commercial Paper: 1.3%
9,000,000		Cargill, Inc., 0.081%, due 07/08/15	8,999,860	1.0
2,237,000		Cargill, Inc., 0.112%, due 07/06/15	2,236,966	0.2
1,000,000		KFW, 0.112%, due 07/06/15	999,985	0.1

		Total Other Commercial Paper (Cost $12,236,811)	12,236,811	1.3

Other Note: 17.5%
2,000,000		General Electric Capital Corp., 0.474%, due 07/10/15	2,002,184	0.2
19,000,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/15	19,001,306	2.0
24,000,000	#	Royal Bank of Canada, 0.408%, due 07/01/15	24,000,000	2.6
19,250,000		Svenska Handelsbanken AB, 0.386%, due 07/07/15	19,250,000	2.0
4,750,000	#	Svenska Handelsbanken AB, 0.456%, due 07/06/15	4,750,000	0.5
18,550,000	#	Toronto-Dominion Bank, 2.200%, due 07/29/15	18,577,294	2.0
13,500,000		Toyota Motor Credit Corp., 0.302%, due 09/14/15	13,500,000	1.4
27,150,000		Wells Fargo Bank NA, 0.380%, due 09/24/15	27,150,000	2.9
12,750,000	#	Westpac Banking Corp., 1.375%, due 07/17/15	12,756,228	1.4
23,750,000		Westpac Banking Corp, 0.533%, due 07/28/15	23,750,000	2.5

		Total Other Note (Cost $164,737,012)	164,737,012	17.5

See Accompanying Notes to Financial Statements

45

VOYA LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

Treasury Debt: 7.3%
68,828,000	United States Treasury Bill, 0.065%, due 12/24/15	$68,806,545	7.3

	Total Treasury Debt (Cost $68,806,545)	68,806,545	7.3

	Total Investments in Securities (Cost $925,650,790)	$925,650,790	98.5
	Assets in Excess of Other Liabilities	14,208,670	1.5
	Net Assets	$939,859,460	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Other Note	$—	$164,737,012	$—	$164,737,012
Government Agency Debt	—	100,837,387	—	100,837,387
Government Agency Repurchase Agreement	—	9,169,000	—	9,169,000
Treasury Debt	—	68,806,545	—	68,806,545
Other Commercial Paper	—	12,236,811	—	12,236,811
Financial Company Commercial Paper	—	104,892,788	—	104,892,788
Certificates of Deposit	—	220,802,472	—	220,802,472
Investment Companies	72,771,000	—	—	72,771,000
Asset Backed Commercial Paper	—	171,397,775	—	171,397,775
Total Investments, at fair value	$72,771,000	$852,879,790	$—	$925,650,790

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2015:

Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Morgan Stanley	$9,169,000	$(9,169,000)	$—
Totals	$9,169,000	$(9,169,000)	$—

(1)	Collateral with a fair value of $10,880,000 has been pledged in connection with the above repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

46

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Geographic Diversification
as of June 30, 2015
(as a percentage of net assets)

United States	49.2%
Japan	12.0%
Hong Kong	8.8%
United Kingdom	7.8%
Australia	6.6%
France	6.1%
Singapore	2.9%
Germany	2.3%
Netherlands	0.9%
China	0.8%
Countries between 0.2%–0.4%ˆ	0.9%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 3 countries, which each represents 0.2%–0.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 6.6%
1,700,256		Federation Centres Ltd	$3,825,767	1.2
1,047,017	L	Goodman Group	5,056,767	1.5
1,094,769	L	GPT Group	3,609,088	1.1
2,604,472		Mirvac Group	3,710,546	1.1
886,466		Stockland	2,799,219	0.8
1,023,605		Other Securities(a)	2,984,418	0.9
			21,985,805	6.6

		China: 0.8%
789,350		Other Securities	2,701,988	0.8

		France: 6.1%
45,609		ICADE	3,262,358	1.0
146,400		Klepierre	6,454,709	1.9
30,388	L	Unibail-Rodamco SE	7,718,715	2.3
70,340		Other Securities	2,944,260	0.9
			20,380,042	6.1

		Germany: 2.3%
70,074		LEG Immobilien AG	4,869,688	1.5
111,260		Other Securities	2,707,176	0.8
			7,576,864	2.3

		Hong Kong: 8.8%
326,000	@	Cheung Kong Property Holdings Ltd.	2,704,207	0.8

COMMON STOCK: (continued)
		Hong Kong: (continued)
662,913		Hongkong Land Holdings Ltd.	$5,435,887	1.6
506,000		Link REIT	2,961,080	0.9
3,114,200		New World Development Ltd.	4,069,162	1.2
677,100		Sun Hung Kai Properties Ltd.	10,957,362	3.3
1,020,300		Other Securities	3,133,705	1.0
			29,261,403	8.8

		Japan: 12.0%
826		Japan Real Estate Investment Corp.	3,748,615	1.1
1,914		Japan Retail Fund Investment Corp.	3,827,405	1.1
213,319		Mitsubishi Estate Co., Ltd.	4,594,485	1.4
411,682		Mitsui Fudosan Co., Ltd.	11,520,059	3.5
169,992		Sumitomo Realty & Development Co., Ltd.	5,957,697	1.8
39,864		Other Securities	10,221,405	3.1
			39,869,666	12.0

		Netherlands: 0.9%
349,739		Other Securities(a)	3,027,139	0.9

		Singapore: 2.9%
1,818,400		CapitaLand Ltd.	4,721,956	1.4
3,304,900		Other Securities	5,104,203	1.5
			9,826,159	2.9

		Spain: 0.2%
42,194		Other Securities	619,047	0.2

		Sweden: 0.4%
102,167		Other Securities	1,242,858	0.4

		Switzerland: 0.3%
11,641		Other Securities	997,003	0.3

		United Kingdom: 7.8%
454,391		British Land Co. PLC	5,659,906	1.7
73,330		Derwent London PLC	3,916,931	1.2
255,853		Great Portland Estates PLC	3,119,095	0.9
396,450		Hammerson PLC	3,831,391	1.2
395,810		Land Securities Group PLC	7,484,355	2.2
348,056		Other Securities	1,986,187	0.6
			25,997,865	7.8

		United States: 49.2%
43,100		Alexandria Real Estate Equities, Inc.	3,769,526	1.1
424,200		American Realty Capital Properties, Inc.	3,448,746	1.0
49,325		AvalonBay Communities, Inc.	7,885,588	2.4
34,470		Boston Properties, Inc.	4,172,249	1.2
249,300		DDR Corp.	3,854,178	1.2

See Accompanying Notes to Financial Statements

47

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
106,400		Douglas Emmett, Inc.	$2,866,416	0.9
141,400		Duke Realty Corp.	2,625,798	0.8
174,300		Equity Residential	12,230,631	3.7
24,830		Essex Property Trust, Inc.	5,276,375	1.6
310,582		General Growth Properties, Inc.	7,969,534	2.4
153,200		Health Care REIT, Inc.	10,054,516	3.0
107,500		Healthcare Realty Trust, Inc.	2,500,450	0.7
383,621		Host Hotels & Resorts, Inc.	7,607,204	2.3
76,500		Kilroy Realty Corp.	5,136,975	1.5
234,500		Kimco Realty Corp.	5,285,630	1.6
168,600		Paramount Group, Inc.	2,893,176	0.9
173,197		ProLogis, Inc.	6,425,609	1.9
33,744		Public Storage, Inc.	6,221,381	1.9
95,471		Simon Property Group, Inc.	16,518,392	5.0
64,600		SL Green Realty Corp.	7,098,894	2.1
327,500		Spirit Realty Capital, Inc.	3,166,925	0.9
224,100	@	Strategic Hotels & Resorts, Inc.	2,716,092	0.8
158,027		Sunstone Hotel Investors, Inc.	2,371,985	0.7
189,875		UDR, Inc.	6,081,696	1.8
65,831		Vornado Realty Trust	6,249,337	1.9
570,400		Other Securities	19,662,377	5.9
			164,089,680	49.2
		Total Common Stock (Cost $241,249,977)	327,575,519	98.3

RIGHTS: 0.0%
		Germany: 0.0%
29,560		Other Securities	43,500	0.0

		Total Rights (Cost $—)	43,500	0.0

		Total Long-Term Investments (Cost $241,249,977)	327,619,019	98.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc: 3.6%
2,882,381		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,882,393, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $2,940,029, due 07/15/15–05/20/65)	2,882,381	0.8

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
2,122,712		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,122,722, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $2,165,156, due 11/15/15–03/01/48)	$2,122,712	0.6
2,882,400		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,882,413, collateralized by various U.S. Government Securities, 0.750%–2.750%, Market Value plus accrued interest $2,940,048, due 01/15/17–08/15/42)	2,882,400	0.9
2,882,381		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,882,392, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,940,030, due 07/31/15–05/20/65)	2,882,381	0.9
1,366,429		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,366,436, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,394,281, due 01/15/17–01/15/29)	1,366,429	0.4
			12,136,303	3.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,539,664		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,539,664)	1,539,664	0.5

		Total Short-Term Investments (Cost $13,675,967)	13,675,967	4.1

See Accompanying Notes to Financial Statements

48

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $254,925,944)	$341,294,986	102.4
	Liabilities in Excess of Other Assets	(7,984,215)	(2.4)
	Net Assets	$333,310,771	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $279,261,978.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,660,732
Gross Unrealized Depreciation	(21,627,724)
Net Unrealized Appreciation	$62,033,008

REIT Diversification	Percentage of Net Assets
Retail REITs	22.9%
Diversified REITs	15.0
Diversified Real Estate Activities	14.3
Residential REITs	11.7
Office REITs	11.5
Real Estate Operating Companies	6.4
Specialized REITs	6.1
Industrial REITs	4.4
Hotels, Resorts & Cruise Lines	3.8
Real Estate Services	1.3
Real Estate Development	0.9
Assets in Excess of Other Liabilities*	1.7
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$21,985,805	$—	$21,985,805
China	—	2,701,988	—	2,701,988
France	2,944,260	17,435,782	—	20,380,042
Germany	—	7,576,864	—	7,576,864
Hong Kong	8,140,094	21,121,309	—	29,261,403
Japan	—	39,869,666	—	39,869,666
Netherlands	—	3,027,139	—	3,027,139
Singapore	—	9,826,159	—	9,826,159
Spain	619,047	—	—	619,047
Sweden	—	1,242,858	—	1,242,858
Switzerland	—	997,003	—	997,003
United Kingdom	1,986,187	24,011,678	—	25,997,865
United States	164,089,680	—	—	164,089,680
Total Common Stock	177,779,268	149,796,251	—	327,575,519
Rights	—	43,500	—	43,500
Short-Term Investments	1,539,664	12,136,303	—	13,675,967
Total Investments, at fair value	$179,318,932	$161,976,054	$—	$341,294,986

(1)	For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $4,882,629 and $4,803,521 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

49

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Information Technology	23.2%
Consumer Discretionary	19.3%
Financials	17.1%
Industrials	16.2%
Health Care	13.7%
Materials	3.7%
Energy	3.1%
Consumer Staples	2.5%
Utilities	0.6%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 19.3%
82,400		DineEquity, Inc.	$8,165,016	0.8
128,900	@	Dollar Tree, Inc.	10,181,811	0.9
186,302		G-III Apparel Group Ltd.	13,106,346	1.2
313,800		Hanesbrands, Inc.	10,455,816	1.0
164,650		Jarden Corp.	8,520,637	0.8
183,000		Lennar Corp.	9,340,320	0.9
96,899		McGraw-Hill Cos., Inc.	9,733,505	0.9
5,663	@	NVR, Inc.	7,588,420	0.7
90,919		Polaris Industries, Inc.	13,466,013	1.3
395,300		Pulte Homes, Inc.	7,965,295	0.7
117,522		Wyndham Worldwide Corp.	9,626,227	0.9
1,913,540		Other Securities(a)	99,476,661	9.2
			207,626,067	19.3

		Consumer Staples: 2.5%
73,763		CVS Health	7,736,263	0.7
420,517		Other Securities	18,952,514	1.8
			26,688,777	2.5

		Energy: 3.1%
711,429		Other Securities(a)	32,975,052	3.1

		Financials: 17.0%
67,500		Ameriprise Financial, Inc.	8,432,775	0.8
309,486	@	CBRE Group, Inc.	11,450,982	1.1
66,509		Jones Lang LaSalle, Inc.	11,373,039	1.1
138,101		Marsh & McLennan Cos., Inc.	7,830,327	0.7

COMMON STOCK: (continued)
		Financials: (continued)
77,635		Reinsurance Group of America, Inc.	$7,365,232	0.7
817,700	@	SLM Corp.	8,070,699	0.7
4,104,794		Other Securities(a)	128,558,914	11.9
			183,081,968	17.0

		Health Care: 13.7%
28,561	@	Allergan plc	8,667,121	0.8
521,165	@	Boston Scientific Corp.	9,224,621	0.9
142,598		Cardinal Health, Inc.	11,928,323	1.1
95,800	@	DaVita, Inc.	7,613,226	0.7
95,910	@	HCA Holdings, Inc.	8,700,955	0.8
241,700	@	Hologic, Inc.	9,199,102	0.8
46,332	@	Jazz Pharmaceuticals PLC	8,157,675	0.8
46,044		McKesson Corp.	10,351,152	1.0
143,700		Steris Corp.	9,260,028	0.9
135,162	@	Teva Pharmaceutical Industries Ltd. ADR	7,988,074	0.7
68,707		Thermo Fisher Scientific, Inc.	8,915,420	0.8
919,997		Other Securities	47,555,763	4.4
			147,561,460	13.7

		Industrials: 16.2%
88,500		Belden CDT, Inc.	7,188,855	0.7
59,148		Dun & Bradstreet Corp.	7,216,056	0.7
64,743		FedEx Corp.	11,032,207	1.0
305,423	@	Rexnord Corp.	7,302,664	0.7
199,736	@	Spirit Airlines, Inc.	12,403,606	1.1
281,842		Textron, Inc.	12,578,608	1.2
2,200,037		Other Securities(a)	116,454,606	10.8
			174,176,602	16.2

		Information Technology: 23.2%
28,105	@	Alliance Data Systems Corp.	8,204,974	0.8
348,700	@	Cadence Design Systems, Inc.	6,855,442	0.7
247,339		CDW Corp./DE	8,478,781	0.8
185,200	@	Electronic Arts, Inc.	12,315,800	1.2
144,448	@	Euronet Worldwide, Inc.	8,912,442	0.8
65,691	@	F5 Networks, Inc.	7,905,912	0.7
154,780		Fidelity National Information Services, Inc.	9,565,404	0.9
108,522	@	Fiserv, Inc.	8,988,877	0.8
50,168	@	FleetCor Technologies, Inc.	7,829,218	0.7
186,518	@	Freescale Semiconductor Holdings Ltd.	7,455,124	0.7
332,084	@	Genpact Ltd.	7,083,352	0.7
148,141		Global Payments, Inc.	15,325,186	1.4
100,049	@	NXP Semiconductor NV — NXPI — US	9,824,812	0.9

See Accompanying Notes to Financial Statements

50

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
259,443	Total System Services, Inc.	$10,836,934	1.0
4,295,259	Other Securities(a)	119,732,353	11.1
		249,314,611	23.2

	Materials: 3.7%
157,528	Cytec Industries, Inc.	9,535,170	0.9
1,681,135	Other Securities(a)	30,551,370	2.8
		40,086,540	3.7

	Utilities: 0.6%
215,422	Other Securities	6,927,499	0.6

	Total Common Stock (Cost $921,617,436)	1,068,438,576	99.3

PREFERRED STOCK: 0.1%
	Financials: 0.1%
49,856	Other Securities	1,295,259	0.1

	Total Preferred Stock (Cost $1,030,152)	1,295,259	0.1

WARRANTS: —%
	Energy: —%
22,657	Other Securities	—	—

	Total Warrants (Cost $—)	—	—

	Total Long-Term Investments (Cost $922,647,588)	1,069,733,835	99.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.4%
1,118,032	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,118,037, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,140,393, due 07/15/15–05/20/65)	1,118,032	0.1
1,118,032	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,118,038, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $1,140,387, due 11/15/15–03/01/48)	1,118,032	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
235,397	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $235,398, collateralized by various U.S. Government Agency Obligations, 2.500%–6.500%, Market Value plus accrued interest $240,105, due 07/01/18–07/01/45)	$235,397	0.0
1,118,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,118,005, collateralized by various U.S. Government Securities, 0.750%–2.750%, Market Value plus accrued interest $1,140,360, due 01/15/17–08/15/42)	1,118,000	0.1
1,118,032	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,118,036, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,140,393, due 07/31/15–05/20/65)	1,118,032	0.1
		4,707,493	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
6,210,045	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $6,210,045)	6,210,045	0.6

	Total Short-Term Investments (Cost $10,917,538)	10,917,538	1.0

	Total Investments in Securities (Cost $933,565,126)	$1,080,651,373	100.4
	Liabilities in Excess of Other Assets	(3,830,782)	(0.4)
	Net Assets	$1,076,820,591	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

See Accompanying Notes to Financial Statements

51

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $937,718,314.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,774,323
Gross Unrealized Depreciation	(35,841,264)
Net Unrealized Appreciation	$142,933,059

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$205,586,848	$2,039,219	$—	$207,626,067
Consumer Staples	26,602,114	86,663	—	26,688,777
Energy	32,975,052	—	—	32,975,052
Financials	179,337,898	3,744,070	—	183,081,968
Health Care	147,561,460	—	—	147,561,460
Industrials	172,860,567	1,316,035	—	174,176,602
Information Technology	248,112,819	1,201,792	—	249,314,611
Materials	40,086,540	—	—	40,086,540
Utilities	6,927,499	—	—	6,927,499
Total Common Stock	1,060,050,797	8,387,779	—	1,068,438,576
Preferred Stock	—	1,295,259	—	1,295,259
Warrants	—	—	—	—
Short-Term Investments	6,210,045	4,707,493	—	10,917,538
Total Investments, at fair value	$1,066,260,842	$14,390,531	$—	$1,080,651,373

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

52

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	30.4%
Health Care	13.8%
Information Technology	13.2%
Consumer Discretionary	10.2%
Energy	10.1%
Industrials	8.5%
Consumer Staples	5.9%
Telecommunication Services	2.7%
Utilities	1.2%
Materials	1.1%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 10.2%
231,726	@	Carnival Corp.	$11,444,947	2.0
167,690		Comcast Corp. — Class A	10,084,877	1.7
197,074		General Motors Co.	6,568,477	1.1
139,551		Target Corp.	11,391,548	2.0
36,132		Time Warner Cable, Inc.	6,437,639	1.1
49,496		Time Warner, Inc.	4,326,445	0.7
199,676		Other Securities(a)	9,578,771	1.6
			59,832,704	10.2

		Consumer Staples: 5.9%
133,591		Archer-Daniels-Midland Co.	6,441,758	1.1
165,592		Mondelez International, Inc.	6,812,455	1.2
90,769		Philip Morris International, Inc.	7,276,951	1.2
82,246		Procter & Gamble Co.	6,434,927	1.1
110,363		Wal-Mart Stores, Inc.	7,828,047	1.3
			34,794,138	5.9

		Energy: 10.1%
126,737		Apache Corp.	7,303,854	1.3
114,833		Baker Hughes, Inc.	7,085,196	1.2
210,732	@	Canadian Natural Resources Ltd.	5,721,315	1.0
72,977		Occidental Petroleum Corp.	5,675,421	1.0

COMMON STOCK: (continued)
		Energy: (continued)
468,559		Royal Dutch Shell PLC — Class A	$13,248,030	2.3
148,716		Total S.A.	7,294,678	1.2
239,266		Other Securities	12,461,397	2.1
			58,789,891	10.1

		Financials: 30.4%
63,840	@	Aon PLC	6,363,571	1.1
843,998		Bank of America Corp.	14,364,846	2.5
206,523		Charles Schwab Corp.	6,742,976	1.2
497,623		Citigroup, Inc.	27,488,695	4.7
271,545		Citizens Financial Group, Inc.	7,415,894	1.3
135,621		Comerica, Inc.	6,960,070	1.2
279,204		Fifth Third Bancorp	5,813,027	1.0
34,110		Goldman Sachs Group, Inc.	7,121,827	1.2
402,042		JPMorgan Chase & Co.	27,242,366	4.7
110,676		Marsh & McLennan Cos., Inc.	6,275,329	1.1
413,009		Morgan Stanley	16,020,619	2.7
95,729		Northern Trust Corp.	7,319,439	1.2
115,995		PNC Financial Services Group, Inc.	11,094,922	1.9
114,736		State Street Corp.	8,834,672	1.5
537,677		Other Securities	18,401,314	3.1
			177,459,567	30.4

		Health Care: 13.8%
36,445		Anthem, Inc.	5,982,082	1.0
87,897		Eli Lilly & Co.	7,338,520	1.3
102,613		Medtronic PLC	7,603,623	1.3
174,410		Merck & Co., Inc.	9,929,161	1.7
8,361	@	Novartis AG ADR	822,221	0.1
95,080		Novartis AG	9,352,113	1.6
187,737		Pfizer, Inc.	6,294,822	1.1
62,862		Sanofi	6,218,947	1.1
116,167	@	Teva Pharmaceutical Industries Ltd. ADR	6,865,470	1.2
203,621		Other Securities	20,017,243	3.4
			80,424,202	13.8

		Industrials: 8.5%
182,019		CSX Corp.	5,942,920	1.0
58,636		General Dynamics Corp.	8,308,135	1.4
684,988		General Electric Co.	18,200,131	3.1
107,385	@	Ingersoll-Rand PLC — Class A	7,239,897	1.3
146,207	@	Tyco International Plc	5,626,045	1.0
50,861		Other Securities	4,314,030	0.7
			49,631,158	8.5

See Accompanying Notes to Financial Statements

53

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 13.2%
131,127	@	Amdocs Ltd.	$7,158,223	1.2
317,880		Applied Materials, Inc.	6,109,653	1.0
323,839		Cisco Systems, Inc.	8,892,619	1.5
167,042	@	eBay, Inc.	10,062,610	1.7
220,763		Intel Corp.	6,714,507	1.2
140,233		Microsoft Corp.	6,191,287	1.1
345,315		Symantec Corp.	8,028,574	1.4
620,989		Other Securities	23,797,472	4.1
			76,954,945	13.2

		Materials: 1.1%
129,820		Other Securities	6,354,875	1.1

		Telecommunication Services: 2.7%
166,172	@	Vodafone Group PLC ADR	6,056,969	1.0
1,548,024		Other Securities	9,594,840	1.7
			15,651,809	2.7

		Utilities: 1.2%
172,335		Other Securities	6,929,102	1.2

		Total Common Stock (Cost $427,705,759)	566,822,391	97.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateralcc: 0.0%
981		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,001, due 07/15/15–05/20/65)	981	0.0

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
197,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $197,001, collateralized by various U.S. Government Securities, 0.750%–2.750%, Market Value plus accrued interest $200,940, due 01/15/17–08/15/42)	$197,000	0.0
			197,981	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
17,882,210		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $17,882,210)	17,882,210	3.1

		Total Short-Term Investments (Cost $18,080,191)	18,080,191	3.1

		Total Investments in Securities (Cost $445,785,950)	$584,902,582	100.2
		Liabilities in Excess of Other Assets	(1,247,724)	(0.2)
		Net Assets	$583,654,858	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $446,965,046.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$156,270,266
Gross Unrealized Depreciation	(18,332,730)
Net Unrealized Appreciation	$137,937,536

See Accompanying Notes to Financial Statements

54

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$59,832,704	$—	$—	$59,832,704
Consumer Staples	34,794,138	—	—	34,794,138
Energy	38,247,183	20,542,708	—	58,789,891
Financials	177,459,567	—	—	177,459,567
Health Care	64,853,142	15,571,060	—	80,424,202
Industrials	49,631,158	—	—	49,631,158
Information Technology	76,954,945	—	—	76,954,945
Materials	6,354,875	—	—	6,354,875
Telecommunication Services	10,477,228	5,174,581	—	15,651,809
Utilities	6,929,102	—	—	6,929,102
Total Common Stock	525,534,042	41,288,349	—	566,822,391
Short-Term Investments	17,882,210	197,981	—	18,080,191
Total Investments, at fair value	$543,416,252	$41,486,330	$—	$584,902,582
Other Financial Instruments+
Forward Foreign Currency Contracts	—	248,972	—	248,972
Total Assets	$543,416,252	$41,735,302	$—	$585,151,554
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(150,745)	$—	$(150,745)
Total Liabilities	$—	$(150,745)	$—	$(150,745)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/ Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	Israeli New Shekel	9,381,454	Sell	07/24/15	$2,442,133	$2,485,990	$(43,857)
The Bank of New York	EU Euro	6,204,428	Sell	07/24/15	6,977,376	6,919,113	58,263
The Bank of New York	Swiss Franc	3,609,312	Sell	07/24/15	3,876,396	3,863,798	12,598
The Bank of New York	Canadian Dollar	4,838,993	Sell	07/24/15	3,926,957	3,873,088	53,869
The Bank of New York	British Pound	4,681,653	Sell	07/24/15	7,323,767	7,354,899	(31,132)
State Street Bank	Israeli New Shekel	9,381,455	Sell	07/24/15	2,441,174	2,485,990	(44,816)
State Street Bank	EU Euro	6,213,919	Sell	07/24/15	6,988,080	6,929,697	58,383
State Street Bank	British Pound	4,688,028	Sell	07/24/15	7,333,974	7,364,914	(30,940)
State Street Bank	Canadian Dollar	4,848,074	Sell	07/24/15	3,933,557	3,880,357	53,200
State Street Bank	Swiss Franc	3,620,950	Sell	07/24/15	3,888,916	3,876,257	12,659
							$98,227

See Accompanying Notes to Financial Statements

55

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$248,972
Total Asset Derivatives		$248,972
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$150,745
Total Liability Derivatives		$150,745

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$864,978
Total	$864,978

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(997,391)
Total	$(997,391)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$124,242	$124,730	$248,972
Total Assets	$124,242	$124,730	$248,972
Liabilities:
Forward foreign currency contracts	$75,756	$74,989	$150,745
Total Liabilities	$75,756	$74,989	$150,745

Net OTC derivative instruments by counterparty, at fair value	$48,486	$49,741	98,227

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$48,486	$49,741	$98,227

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

56

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Geographic Diversification
as of June 30, 2015
(as a percentage of net assets)

India	18.1%
South Africa	17.3%
China	9.4%
Brazil	9.3%
Taiwan	8.1%
Russia	6.9%
Thailand	6.2%
Hong Kong	4.7%
Indonesia	3.6%
South Korea	3.4%
Countries between 0.9%–2.7%ˆ	12.4%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

*Includes short-term investments.
ˆIncludes 8 countries, which each represents 0.9%–2.7% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Australia: 1.1%
1,204,806		Oil Search Ltd.	$6,622,453	1.1

		Brazil: 7.7%
986,355	@	Ambev SA ADR	6,016,765	1.0
795,590		BB Seguridade Participacoes SA	8,761,700	1.5
1,424,790		CCR SA	6,860,219	1.2
210,710		Lojas Renner SA	7,698,902	1.3
365,830		Ultrapar Participacoes SA	7,729,366	1.3
1,115,323		Other Securities	8,149,126	1.4
			45,216,078	7.7

		China: 9.4%
48,580	@	Baidu.com ADR	9,671,306	1.7
188,790	@	JD.com, Inc. ADR	6,437,739	1.1
763,300		Tencent Holdings Ltd.	15,263,354	2.6
16,343,307		Other Securities(a)	23,633,138	4.0
			55,005,537	9.4

		Hong Kong: 4.7%
3,385,600		AIA Group Ltd.	22,137,281	3.8
99,000		Other Securities	5,608,350	0.9
			27,745,631	4.7

COMMON STOCK: (continued)
		India: 18.1%
279,150	@	HDFC Bank Ltd. ADR	$16,896,949	2.9
874,145		Housing Development Finance Corp.	17,780,949	3.0
645,696	@	Infosys Ltd. ADR	10,234,281	1.8
2,513,140		ITC Ltd.	12,422,072	2.1
244,970		Lupin Ltd.	7,249,389	1.2
458,176		Tata Consultancy Services Ltd.	18,354,021	3.1
1,664,953		Other Securities	23,431,864	4.0
			106,369,525	18.1

		Indonesia: 3.6%
14,237,900		Astra International Tbk PT	7,536,325	1.3
10,288,700		Bank Rakyat Indonesia	7,963,123	1.4
5,377,000		Other Securities	5,430,110	0.9
			20,929,558	3.6

		Macau: 1.5%
2,572,400		Sands China Ltd.	8,645,324	1.5

		Mexico: 2.1%
2,386,000		Fibra Uno Administracion SA de CV	5,674,482	1.0
1,796,440		Other Securities	6,937,026	1.1
			12,611,508	2.1

		Panama: 1.0%
70,940	@,L	Copa Holdings S.A.	5,858,935	1.0

		Peru: 1.0%
42,320	@	Credicorp Ltd.	5,879,094	1.0

		Russia: 6.9%
216,000	@	Lukoil OAO ADR	9,700,560	1.6
21,530		Magnit OAO	4,454,935	0.8
145,430	@	Magnit PJSC GDR	8,089,402	1.4
5,487,556		Sberbank	7,206,463	1.2
202,530	@	Sberbank of Russia ADR	1,075,435	0.2
1,756,595		Other Securities	10,229,855	1.7
			40,756,650	6.9

		South Africa: 17.3%
218,540		Aspen Pharmacare Holdings Ltd.	6,462,764	1.1
469,188		Bidvest Group Ltd.	11,871,974	2.0
1,676,980		FirstRand Ltd.	7,347,209	1.2
2,788,940		Life Healthcare Group Holdings Ltd.	8,595,860	1.5
303,500		Mr Price Group Ltd.	6,246,925	1.1
632,042		MTN Group Ltd.	11,872,384	2.0
40,350		Naspers Ltd.	6,274,602	1.1
545,634		Remgro Ltd.	11,467,729	1.9
1,029,590		Sanlam Ltd.	5,604,646	1.0

See Accompanying Notes to Financial Statements

57

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: (continued)
498,179		Shoprite Holdings Ltd.	$7,101,031	1.2
1,448,080		Woolworths Holdings Ltd./South Africa	11,733,924	2.0
290,081		Other Securities(a)	7,057,062	1.2
			101,636,110	17.3

		South Korea: 3.4%
52,347		Hyundai Motor Co.	6,372,541	1.1
167,960		Kia Motors Corp.	6,814,133	1.2
6,001		Samsung Electronics Co., Ltd.	6,808,652	1.1
			19,995,326	3.4

		Taiwan: 8.1%
1,529,200		Delta Electronics, Inc.	7,823,189	1.3
470,000		MediaTek, Inc.	6,424,707	1.1
1,145,000		President Chain Store Corp.	8,049,861	1.4
872,530	@,L	Siliconware Precision Industries Co. ADR ADR	6,500,348	1.1
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,823,944	1.2
530,021	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,036,777	2.0
			47,658,826	8.1

		Thailand: 6.2%
1,021,800	L	Advanced Info Service PCL	7,240,793	1.2
1,291,900		Kasikornbank PCL	7,207,509	1.2
532,600		Siam Cement PCL	8,180,983	1.4
1,459,200		Siam Commercial Bank PCL	6,701,999	1.2
2,891,400	L	Total Access Communication PCL	7,111,769	1.2
			36,443,053	6.2

		Turkey: 2.7%
1,290,155		KOC Holding AS	5,966,033	1.0
2,039,204		Turkiye Garanti Bankasi A/S	6,359,982	1.1
266,706		Other Securities	3,567,924	0.6
			15,893,939	2.7

		United Kingdom: 2.1%
175,280		SABMiller PLC	9,088,282	1.5
242,630		Other Securities	3,505,117	0.6
			12,593,399	2.1

		United States: 0.9%
87,970		Other Securities	4,974,703	0.9
		Total Common Stock (Cost $539,632,975)	574,835,649	97.8

PREFERRED STOCK: 1.6%
		Brazil: 1.6%
756,751		Itau Unibanco Holding S.A.	$8,336,407	1.4
1,154,320		Other Securities	853,924	0.2
		Total Preferred Stock (Cost $13,466,922)	9,190,331	1.6
		Total Long-Term Investments (Cost $553,099,897)	584,025,980	99.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateralcc: 2.3%
3,176,480		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,176,493, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,240,010, due 07/15/15–05/20/65)	3,176,480	0.5
2,339,334		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,339,346, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $2,386,109, due 11/15/15–03/01/48)	2,339,334	0.4
3,176,500		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,176,515, collateralized by various U.S. Government Securities, 0.750%–2.750%, Market Value plus accrued interest $3,240,030, due 01/15/17–08/15/42)	3,176,500	0.6

See Accompanying Notes to Financial Statements

58

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,176,480	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,176,492, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,240,010, due 07/31/15–05/20/65)	$3,176,480	0.5
1,505,795	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,505,803, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,536,487, due 01/15/17–01/15/29)	1,505,795	0.3
		13,374,589	2.3

	Total Short-Term Investments (Cost $13,374,589)	13,374,589	2.3

	Total Investments in Securities (Cost $566,474,486)	$597,400,569	101.7
	Liabilities in Excess of Other Assets	(9,920,066)	(1.7)
	Net Assets	$587,480,503	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $567,269,644.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$96,199,090
Gross Unrealized Depreciation	(66,068,165)
Net Unrealized Appreciation	$30,130,925

Sector Diversification	Percentage of Net Assets
Financials	27.4%
Information Technology	19.8
Consumer Discretionary	15.9
Consumer Staples	10.6
Industrials	7.1
Telecommunication Services	5.3
Energy	4.9
Materials	3.9
Health Care	3.8
Utilities	0.7
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,622,453	$—	$6,622,453
Brazil	45,216,078	—	—	45,216,078
China	27,708,380	27,297,157	—	55,005,537
Hong Kong	5,608,350	22,137,281	—	27,745,631
India	50,198,438	56,171,087	—	106,369,525
Indonesia	—	20,929,558	—	20,929,558
Macau	—	8,645,324	—	8,645,324
Mexico	12,611,508	—	—	12,611,508
Panama	5,858,935	—	—	5,858,935
Peru	5,879,094	—	—	5,879,094
Russia	10,775,995	29,980,655	—	40,756,650
South Africa	4,271,642	97,364,468	—	101,636,110

See Accompanying Notes to Financial Statements

59

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table (continued)
Investments, at fair value (continued)
Common Stock (continued)
South Korea	$—	$19,995,326	$—	$19,995,326
Taiwan	18,537,125	29,121,701	—	47,658,826
Thailand	—	36,443,053	—	36,443,053
Turkey	—	15,893,939	—	15,893,939
United Kingdom	—	12,593,399	—	12,593,399
United States	4,974,703	—	—	4,974,703
Total Common Stock	191,640,248	383,195,401	—	574,835,649
Preferred Stock	9,190,331	—	—	9,190,331
Short-Term Investments	—	13,374,589	—	13,374,589
Total Investments, at fair value	$200,830,579	$396,569,990	$—	$597,400,569

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

60

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Geographic Diversification
as of June 30, 2015
(as a percentage of net assets)

United States	45.3%
United Kingdom	30.3%
Switzerland	9.0%
France	8.3%
Germany	2.0%
Japan	1.9%
Italy	0.8%
Netherlands	0.5%
Assets in Excess of Other Liabilities	1.9%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.1%
	France: 8.3%
25,482	LVMH Moet Hennessy Louis Vuitton SE	$4,480,010	1.1
92,937	Pernod Ricard SA	10,743,768	2.5
79,691	Publicis Groupe	5,906,948	1.4
144,424	Sanofi	14,287,887	3.3
		35,418,613	8.3

	Germany: 2.0%
122,384	SAP SE	8,576,235	2.0

	Italy: 0.8%
472,796	Davide Campari-Milano S.p.A.	3,599,207	0.8

	Japan: 1.9%
224,900	Japan Tobacco, Inc.	7,995,033	1.9

	Netherlands: 0.5%
93,406	Reed Elsevier NV	2,221,731	0.5

	Switzerland: 9.0%
533,469	Nestle S.A.	38,490,125	9.0

	United Kingdom: 30.3%
732,605	British American Tobacco PLC	39,445,044	9.2
590,370	Diageo PLC	17,096,883	4.0
543,376	Experian PLC	9,883,073	2.3
40,222	Imperial Tobacco Group PLC	1,937,169	0.4
341,856	Reckitt Benckiser Group PLC	29,479,536	6.9
131,768	Reed Elsevier PLC	2,141,307	0.5
701,301	Unilever PLC	30,113,085	7.0
		130,096,097	30.3

COMMON STOCK: (continued)
	United States: 45.3%
52,563	3M Co.	$8,110,471	1.9
211,190	Accenture PLC	20,438,968	4.8
54,112	Intuit, Inc.	5,452,866	1.3
23,494	Mead Johnson Nutrition Co.	2,119,629	0.5
646,011	Microsoft Corp.	28,521,386	6.6
420,111	Mondelez International, Inc.	17,283,366	4.0
43,625	Moody’s Corp.	4,709,755	1.1
87,468	Nike, Inc.	9,448,293	2.2
175,109	Philip Morris International, Inc.	14,038,488	3.3
238,686	Procter & Gamble Co.	18,674,793	4.4
232,441	Time Warner, Inc.	20,317,668	4.7
383,113	Twenty-First Century Fox, Inc. Class B	12,343,901	2.9
260,724	Visa, Inc.	17,507,617	4.1
133,209	Walt Disney Co.	15,204,475	3.5
		194,171,676	45.3

	Total Common Stock (Cost $338,987,009)	420,568,717	98.1
	Assets in Excess of Other Liabilities	8,147,850	1.9
	Net Assets	$428,716,567	100.0

Cost for federal income tax purposes is $339,432,529.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,995,964
Gross Unrealized Depreciation	(2,859,776)
Net Unrealized Appreciation	$81,136,188

Industry Diversification	Percentage of Net Assets
Food Products	20.5%
Agriculture	13.7
Software	9.9
Media	7.6
Household Products/Wares	6.9
Beverages	6.5
Consumer Discretionary	5.9
IT Services	4.8
Household Products	4.4
Industrials	4.2
Diversified Financial Services	4.1
Pharmaceuticals	3.3
Apparel	3.3
Consumer Staples	1.9
Financials	1.1
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

See Accompanying Notes to Financial Statements

61

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
France	$—	$35,418,613	$—	$35,418,613
Germany	—	8,576,235	—	8,576,235
Italy	—	3,599,207	—	3,599,207
Japan	—	7,995,033	—	7,995,033
Netherlands	—	2,221,731	—	2,221,731
Switzerland	—	38,490,125	—	38,490,125
United Kingdom	—	130,096,097	—	130,096,097
United States	194,171,676	—	—	194,171,676
Total Common Stock	194,171,676	226,397,041	—	420,568,717
Total Investments, at fair value	$194,171,676	$226,397,041	$—	$420,568,717

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

62

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Health Care	16.5%
Industrials	12.0%
Financials	11.6%
Energy	8.2%
Information Technology	8.0%
Communications	6.5%
Consumer Discretionary	6.1%
Consumer Staples	5.2%
Consumer, Cyclical	4.6%
Utilities	4.5%
Consumer, Non-cyclical	4.3%
Technology	1.0%
Materials	0.8%
Telecommunication Services	0.6%
Foreign Government Bonds	0.2%
Asset-Backed Securities	0.1%
Basic Materials	0.1%
Assets in Excess of Other Liabilities*	9.7%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 62.1%
		Consumer Discretionary: 6.0%
227,879	@	Autozone, Inc.	$151,972,505	2.7
1,445,796		Johnson Controls, Inc.	71,610,276	1.3
249,400	@	Liberty Global PLC — Class A	13,485,058	0.2
484,300	@	Liberty Global PLC — Class C	24,520,109	0.4
676,500		Lowe’s Cos, Inc.	45,305,205	0.8
346,808		Other Securities	35,325,712	0.6
			342,218,865	6.0

		Consumer Staples: 5.2%
518,200		CVS Health	54,348,816	0.9
819,700		General Mills, Inc.	45,673,684	0.8
1,606,888		Mondelez International, Inc.	66,107,372	1.2
525,934		PepsiCo, Inc.	49,090,680	0.9
405,300		Philip Morris International, Inc.	32,492,901	0.6
850,158		Other Securities	48,158,747	0.8
			295,872,200	5.2

COMMON STOCK: (continued)
		Energy: 1.8%
3,329,700	@	Canadian Natural Resources Ltd.	$90,434,652	1.6
183,800		Other Securities	14,294,126	0.2
			104,728,778	1.8

		Financials: 9.5%
848,100		American Tower Corp.	79,119,249	1.4
3,941,300		Bank of New York Mellon Corp.	165,416,361	2.9
1,579,850		Iron Mountain, Inc.	48,975,350	0.8
3,702,300		Marsh & McLennan Cos., Inc.	209,920,410	3.7
284,300		Other Securities	38,982,730	0.7
			542,414,100	9.5

		Health Care: 15.2%
1,399,500		Abbott Laboratories	68,687,460	1.2
439,550	@	Allergan plc	133,385,843	2.3
845,449		Becton Dickinson & Co.	119,757,851	2.1
472,800		Cigna Corp.	76,593,600	1.3
664,100		Eli Lilly & Co.	55,445,709	1.0
751,700		PerkinElmer, Inc.	39,569,488	0.7
2,331,224		Pfizer, Inc.	78,165,941	1.4
1,202,268		Thermo Fisher Scientific, Inc.	156,006,296	2.7
629,624		UnitedHealth Group, Inc.	76,814,128	1.3
1,183,989		Zoetis, Inc.	57,091,949	1.0
146,900		Other Securities	11,776,262	0.2
			873,294,527	15.2

		Industrials: 11.4%
1,483,200		Ametek, Inc.	81,249,696	1.4
302,000		Boeing Co.	41,893,440	0.7
3,312,391		Danaher Corp.	283,507,545	5.0
458,800		IDEX Corp.	36,052,504	0.6
496,800	@	Pentair PLC	34,155,000	0.6
303,900		Roper Technologies, Inc.	52,410,594	0.9
2,044,200	@	Tyco International Plc	78,660,816	1.4
529,700		Other Securities	43,167,501	0.8
			651,097,096	11.4

		Information Technology: 8.0%
549,500		Fidelity National Information Services, Inc.	33,959,100	0.6
1,993,114	@	Fiserv, Inc.	165,089,632	2.9
21,900	@	Google, Inc. — Class A	11,826,876	0.2
80,219		Google, Inc. — Class C	41,754,792	0.7
1,720,200		Microsoft Corp.	75,946,830	1.3
1,187,700		Visa, Inc.	79,754,055	1.4
915,323		Other Securities	52,944,004	0.9
			461,275,289	8.0

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 0.8%
724,900		Cytec Industries, Inc.	$43,878,197	0.8

		Telecommunication Services: 0.4%
201,000		Other Securities	23,108,970	0.4

		Utilities: 3.8%
1,721,700		FirstEnergy Corp.	56,041,335	1.0
2,532,137		Pacific Gas & Electric Co.	124,327,927	2.1
1,212,100		Xcel Energy, Inc.	39,005,378	0.7
			219,374,640	3.8

		Total Common Stock (Cost $3,002,404,023)	3,557,262,662	62.1

PREFERRED STOCK: 2.6%
		Financials: 0.8%
316,265		American Tower Corp.	31,626,500	0.6
536,000		Other Securities	14,273,620	0.2
			45,900,120	0.8

		Health Care: 1.3%
71,741		Allergan PLC	74,795,732	1.3

		Telecommunication Services: 0.2%
183,556		Other Securities	12,390,030	0.2

		Utilities: 0.3%
523,470		Other Securities	13,391,655	0.3

		Total Preferred Stock (Cost $139,572,852)	146,477,537	2.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.3%
		Basic Materials: 0.1%
6,130,000		Other Securities	6,033,906	0.1

		Communications: 6.5%
4,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,237,250	0.1
69,119,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	68,716,292	1.2
6,370,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	7,209,311	0.1
5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,312,781	0.1
7,750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	7,929,219	0.1
6,375,000	#	Unitymedia KabelBW GmbH, 6.125%, 01/15/25	6,677,813	0.1

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
497,380		Univision Communications, Inc., 4.000%, 03/01/20	$494,824	0.0
5,325,000	#	Univision Communications, Inc., 5.125%, 05/15/23	5,191,875	0.1
26,160,000	#	Univision Communications, Inc., 6.750%, 09/15/22	27,762,300	0.5
9,132,000	#	Univision Communications, Inc., 8.500%, 05/15/21	9,645,675	0.1
37,450,000		UPC Financing Partnership, 3.250%, 06/30/21	36,981,875	0.6
EUR 4,150,000	#	UPC Holding BV, 6.375%, 09/15/22	4,985,200	0.1
23,593,500	#	UPCB Finance V Ltd., 7.250%, 11/15/21	25,598,947	0.5
32,805,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	35,101,350	0.6
GBP 2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,657,434	0.1
1,925,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	1,864,844	0.0
5,152,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	5,329,617	0.1
116,664,707		Other Securities(a)	118,058,754	2.1
			374,755,361	6.5

		Consumer Discretionary: 0.1%
5,400,000		Other Securities	5,670,000	0.1

		Consumer, Cyclical: 4.6%
93,865,000		Ford Motor Credit Co. LLC, 0.799%–6.625%, 05/09/16–11/04/19	94,233,945	1.6
37,350,000		Rite Aid Corp., 8.000%, 08/15/20	39,030,750	0.7
9,550,000		Rite Aid Corp., 9.250%, 03/15/20	10,373,687	0.2
114,568,653		Other Securities	119,497,201	2.1
			263,135,583	4.6

		Consumer, Non-cyclical: 4.3%
22,025,000		DaVita, Inc., 5.750%, 08/15/22	23,429,094	0.4
46,866,487		DaVita HealthCare Partners, Inc., 3.500%–5.125%, 06/24/21–05/01/25	46,237,996	0.8
6,593,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	7,161,646	0.1
3,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	3,397,250	0.1

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
34,066,291		HCA, Inc. — TL B5, 2.935%, 03/31/17	$34,089,729	0.6
1,600,000		HCA, Inc., 8.000%, 10/01/18	1,856,000	0.0
32,170,557		HJ Heinz Co., 3.500%, 06/05/20	32,214,726	0.6
3,635,000	#	Medtronic, Inc., 1.500%, 03/15/18	3,627,370	0.1
4,860,000	#	Medtronic, Inc., 2.500%, 03/15/20	4,867,125	0.1
5,000,000	#	Roche Holdings, Inc., 3.350%, 09/30/24	5,046,275	0.1
81,007,930		Other Securities	81,881,746	1.4
			243,808,957	4.3

		Energy: 6.4%
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,922,212	0.0
28,250,000		Concho Resources, Inc./Midland TX, 6.500%–7.000%, 01/15/21–01/15/22	29,666,500	0.5
16,900,000		Concho Resources, Inc., 5.500%, 10/01/22–04/01/23	16,960,000	0.3
30,264,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	29,810,040	0.5
29,545,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%–5.500%, 02/15/23–12/01/24	30,262,762	0.6
32,550,000		Range Resources Corp., 5.000%, 08/15/22	32,061,750	0.6
40,400,000		Range Resources Corp., 5.000%, 03/15/23	39,794,000	0.7
38,995,000		Range Resources Corp., 5.750%–6.750%, 08/01/20–06/01/21	40,282,206	0.7
2,400,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	2,388,000	0.0
10,275,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/18	10,557,563	0.2
129,155,000		Other Securities	130,684,954	2.3
			364,389,987	6.4

CORPORATE BONDS/NOTES: (continued)
		Financial: 1.3%
4,945,000		American Tower Corp., 3.500%–5.000%, 01/31/23–02/15/24	$5,050,029	0.1
2,050,000		Iron Mountain, Inc., 7.750%, 10/01/19	2,147,375	0.0
67,525,000		Other Securities	68,092,652	1.2
			75,290,056	1.3

		Industrial: 0.6%
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,278,125	0.0
34,090,000		Other Securities	34,754,337	0.6
			36,032,462	0.6

		Technology: 1.0%
1,450,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,497,125	0.0
13,550,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	13,685,500	0.2
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,594,062	0.2
14,475,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,090,188	0.3
19,295,239		Other Securities	19,511,182	0.3
			60,378,057	1.0

		Utilities: 0.4%
20,096,683		Other Securities	20,770,973	0.4

		Total Corporate Bonds/Notes (Cost $1,453,404,818)	1,450,265,342	25.3

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.0%
764,859		Other Securities	764,872	0.0

		Other Asset-Backed Securities: 0.1%
2,708,213	#	DB Master Finance LLC 2015-1, 3.262%, 02/20/45	2,720,965	0.0
4,015,000	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	4,014,655	0.1
			6,735,620	0.1

		Total Asset-Backed Securities (Cost $7,488,032)	7,500,492	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000		Other Securities	10,643,422	0.2

		Total Foreign Government Bonds (Cost $10,599,865)	10,643,422	0.2

		Total Long-Term Investments (Cost $4,613,469,590)	5,172,149,455	90.3

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 10.0%
	Securities Lending Collateralcc: 0.1%
243,787	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $243,788, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $248,663, due 02/28/17–05/15/44)	$243,787	0.0
1,158,095	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,158,100, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,181,257, due 07/15/15–05/20/65)	1,158,095	0.0
1,158,095	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,158,101, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $1,181,251, due 11/15/15–03/01/48)	1,158,095	0.0
1,158,095	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,158,098, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.375%, Market Value plus accrued interest $1,181,261, due 07/15/15–01/15/37)	1,158,095	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,158,095	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,158,099, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,181,257, due 07/31/15–05/20/65)	$1,158,095	0.0
		4,876,167	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.9%
569,637,944	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $569,637,944)	569,637,944	9.9

	Total Short-Term Investments (Cost $574,514,111)	574,514,111	10.0

	Total Investments in Securities (Cost $5,187,983,701)	$5,746,663,566	100.3
	Liabilities in Excess of Other Assets	(18,633,036)	(0.3)
	Net Assets	$5,728,030,530	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $5,188,807,673.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$611,773,145
Gross Unrealized Depreciation	(53,917,252)
Net Unrealized Appreciation	$557,855,893

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$342,218,865	$—	$—	$342,218,865
Consumer Staples	287,023,569	8,848,631	—	295,872,200
Energy	104,728,778	—	—	104,728,778
Financials	542,414,100	—	—	542,414,100
Health Care	873,294,527	—	—	873,294,527
Industrials	651,097,096	—	—	651,097,096
Information Technology	461,275,289	—	—	461,275,289
Materials	43,878,197	—	—	43,878,197
Telecommunication Services	23,108,970	—	—	23,108,970
Utilities	219,374,640	—	—	219,374,640
Total Common Stock	3,548,414,031	8,848,631	—	3,557,262,662
Preferred Stock	130,008,957	16,468,580	—	146,477,537
Corporate Bonds/Notes	—	1,450,265,342	—	1,450,265,342
Short-Term Investments	569,637,944	4,876,167	—	574,514,111
Asset-Backed Securities	—	7,500,492	—	7,500,492
Foreign Government Bonds	—	10,643,422	—	10,643,422
Total Investments, at fair value	$4,248,060,932	$1,498,602,634	$—	$5,746,663,566
Liabilities Table
Other Financial Instruments+
Written Options	$(1,231,977)	$(21,158,048)	$—	$(22,390,025)
Total Liabilities	$(1,231,977)	$(21,158,048)	$—	$(22,390,025)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Google Inc. — Class A	590.00	01/15/16	219	$575,441	$(346,020)
Google Inc. — Class C	590.00	01/15/16	317	758,686	(337,605)
Visa Inc.	280.00	01/15/16	1,344	442,859	(376,320)
Visa Inc.	300.00	01/15/16	1,344	247,588	(172,032)
				$2,024,574	$(1,231,977)

At June 30, 2015, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
3,951	Citigroup, Inc.	Altria Group, Inc.	55.000	USD	01/15/16	$494,601	$(241,011)
900	Bank of America	American Tower Corp.	105.000	USD	01/15/16	283,709	(119,250)
1,071	Bank of America	American Tower Corp.	110.000	USD	01/15/16	213,050	(69,615)
556	Citigroup, Inc.	American Tower Corp.	115.000	USD	01/15/16	149,215	(16,680)
117	Citigroup, Inc.	Boeing Co.	140.000	USD	01/15/16	54,021	(82,017)

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities (continued)
1,377	Citigroup, Inc.	Comcast Corp. — Class A	65.000	USD	01/15/16	$162,486	$(202,419)
961	Citigroup, Inc.	Comcast Corp. — Class A	70.000	USD	01/15/16	116,886	(51,894)
702	Bank of America	Crown Castle International Corp.	90.000	USD	01/15/16	170,740	(63,180)
1,401	Citigroup, Inc.	CVS Health	110.000	USD	01/15/16	338,944	(427,305)
1,058	Morgan Stanley	CVS Health	90.000	USD	01/15/16	267,494	(1,682,220)
1,058	Morgan Stanley	CVS Health	95.000	USD	01/15/16	161,853	(1,253,730)
483	Bank of America	Google Inc. — Class C	700.000	USD	01/15/16	918,369	(41,055)
1,502	Bank of America	Liberty Global PLC — Class A	60.000	USD	01/15/16	521,194	(367,990)
2,645	Morgan Stanley	Lowe’s Companies Inc.	60.000	USD	01/15/16	520,589	(2,301,150)
914	Morgan Stanley	Lowe’s Companies Inc.	75.000	USD	01/15/16	112,459	(116,992)
1,489	Citigroup, Inc.	Mondelez International, Inc.	45.000	USD	01/15/16	126,997	(142,944)
160	Citigroup, Inc.	Pentair PLC	70.000	USD	11/20/15	39,680	(52,800)
1,562	Morgan Stanley	PepsiCo Inc.	100.000	USD	01/15/16	392,174	(234,300)
909	Morgan Stanley	PepsiCo Inc.	105.000	USD	01/15/16	186,227	(64,539)
1,492	Morgan Stanley	PepsiCo Inc.	110.000	USD	01/15/16	248,903	(50,728)
5,806	Citigroup, Inc.	Pfizer Inc.	30.000	USD	01/15/16	1,069,370	(2,177,250)
1,094	Citigroup, Inc.	Thermo Fisher Scientific Inc.	150.000	USD	01/15/16	372,483	(164,100)
160	Citigroup, Inc.	Time Warner Cable, Inc.	180.000	USD	01/15/16	120,552	(130,400)
431	Bank of America	United Health Group Inc.	120.000	USD	01/15/16	154,199	(420,225)
1,106	Bank of America	United Health Group Inc.	90.000	USD	01/15/16	754,842	(3,616,620)
1,105	Bank of America	United Health Group Inc.	95.000	USD	01/15/16	540,085	(3,138,200)
831	Citigroup, Inc.	United Health Group Inc.	100.000	USD	01/15/16	384,708	(2,004,788)
830	Citigroup, Inc.	United Health Group Inc.	105.000	USD	01/15/16	263,029	(1,657,510)
2,087	Citigroup, Inc.	Visa, Inc.	75.000	USD	01/15/16	402,666	(267,136)
			Total Written OTC Options			$9,541,525	$(21,158,048)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$22,390,025
Total Liability Derivatives		$22,390,025

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Written options	Total
Equity contracts	$—	$18,160,920	$13,690,906	$31,851,826
Foreign exchange contracts	1,612,348	—	—	1,612,348
Total	$1,612,348	$18,160,920	$13,690,906	$33,464,174

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Written options	Total
Equity contracts	$—	$(2,727,784)	$10,487,911	$7,760,127
Foreign exchange contracts	(73,643)	—	—	(73,643)
Total	$(73,643)	$(2,727,784)	$10,487,911	$7,686,484

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Bank of America	Citigroup, Inc.	Morgan Stanley	Totals
Liabilities:
Written options	$7,836,135	$7,618,254	$5,703,659	$21,158,048
Total Liabilities	$7,836,135	$7,618,254	$5,703,659	$21,158,048

Net OTC derivative instruments by counterparty, at fair value	$(7,836,135)	$(7,618,254)	$(5,703,659)	(21,158,048)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$(7,836,135)	$(7,618,254)	$(5,703,659)	$(21,158,048)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	21.4%
Industrials	13.8%
Consumer Discretionary	13.0%
Energy	11.4%
Information Technology	9.8%
Health Care	6.6%
Utilities	6.4%
Materials	5.3%
Consumer Staples	4.7%
Telecommunication Services	3.9%
Assets in Excess of Other Liabilities*	3.7%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.3%
		Consumer Discretionary: 13.0%
237,600	@	Carnival Corp.	$11,735,064	0.9
201,800		Kohl’s Corp.	12,634,698	1.0
164,300		Macy’s, Inc.	11,085,321	0.9
522,400		Mattel, Inc.	13,420,456	1.0
214,566		Time Warner, Inc.	18,755,214	1.5
3,184,409		Other Securities	98,860,215	7.7
			166,490,968	13.0

		Consumer Staples: 4.7%
298,300		Archer-Daniels-Midland Co.	14,384,026	1.1
119,800		PepsiCo, Inc.	11,182,132	0.9
959,000		Other Securities	33,848,086	2.7
			59,414,244	4.7

		Energy: 11.4%
331,100		Apache Corp.	19,081,293	1.5
235,990		Chevron Corp.	22,765,955	1.8
259,424		ExxonMobil Corp.	21,584,077	1.7
248,300		Hess Corp.	16,606,304	1.3
274,300	@	Royal Dutch Shell PLC — Class A ADR	15,637,843	1.2
1,180,724		Other Securities(a)	50,123,592	3.9
			145,799,064	11.4

		Financials: 21.4%
159,900		American Express Co.	12,427,428	1.0
1,406,319		Bank of America Corp.	23,935,549	1.9
598,144		JPMorgan Chase & Co.	40,530,237	3.2
285,400		Loews Corp.	10,990,754	0.8

COMMON STOCK: (continued)
		Financials: (continued)
349,100		Marsh & McLennan Cos., Inc.	$19,793,970	1.5
225,700		Metlife, Inc.	12,636,943	1.0
212,300		Northern Trust Corp.	16,232,458	1.3
235,900		PNC Financial Services Group, Inc.	22,563,835	1.8
359,300		SunTrust Bank	15,457,086	1.2
568,200		US Bancorp	24,659,880	1.9
549,200		Wells Fargo & Co.	30,887,008	2.4
1,440,651		Other Securities(a)	43,235,651	3.4
			273,350,799	21.4

		Health Care: 6.6%
275,400		Bristol-Myers Squibb Co.	18,325,116	1.4
218,400		Johnson & Johnson	21,285,264	1.7
312,500		Merck & Co., Inc.	17,790,625	1.4
600,976		Pfizer, Inc.	20,150,725	1.6
304,761		Other Securities	6,336,535	0.5
			83,888,265	6.6

		Industrials: 13.8%
118,300		Boeing Co.	16,410,576	1.3
117,400		Deere & Co.	11,393,670	0.9
243,000		Emerson Electric Co.	13,469,490	1.1
1,488,400		General Electric Co.	39,546,788	3.1
127,700		Honeywell International, Inc.	13,021,569	1.0
180,100		Illinois Tool Works, Inc.	16,531,379	1.3
149,600		United Parcel Service, Inc. — Class B	14,497,736	1.1
1,227,611		Other Securities	51,437,904	4.0
			176,309,112	13.8

		Information Technology: 9.8%
171,900		Analog Devices, Inc.	11,033,401	0.9
592,500		Applied Materials, Inc.	11,387,850	0.9
494,100		Cisco Systems, Inc.	13,567,986	1.1
568,400		Corning, Inc.	11,214,532	0.9
186,300		Harris Corp.	14,328,333	1.1
71,100		International Business Machines Corp.	11,565,126	0.9
292,300		Microsoft Corp.	12,905,045	1.0
213,100		Qualcomm, Inc.	13,346,453	1.0
219,100		Texas Instruments, Inc.	11,285,841	0.9
485,600		Other Securities	14,325,330	1.1
			124,959,897	9.8

		Materials: 5.3%
334,693		International Paper Co.	15,928,040	1.3
156,500		Vulcan Materials Co.	13,135,045	1.0
983,800		Other Securities	38,254,052	3.0
			67,317,137	5.3

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 3.9%
578,803	AT&T, Inc.	$20,559,083	1.6
286,358	Verizon Communications, Inc.	13,347,146	1.1
1,487,049	Other Securities	15,293,070	1.2
		49,199,299	3.9

	Utilities: 6.4%
222,772	Duke Energy Corp.	15,732,159	1.2
188,900	Entergy Corp.	13,317,450	1.1
419,100	NiSource, Inc.	19,106,769	1.5
1,255,200	Other Securities	33,240,041	2.6
		81,396,419	6.4

	Total Common Stock (Cost $900,035,072)	1,228,125,204	96.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc: 0.4%
244,925	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $244,926, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $249,824, due 02/28/17–05/15/44)	244,925	0.0
1,163,471	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,163,476, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,186,740, due 07/15/15–05/20/65)	1,163,471	0.1
1,163,471	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,163,477, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $1,186,735, due 11/15/15–03/01/48)	1,163,471	0.1

SHORT-TERM INVESTMENTS: (conntinued)
	Securities Lending Collateralcc: (continued)
1,163,471	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,163,474, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.375%, Market Value plus accrued interest $1,186,745, due 07/15/15–01/15/37)	$1,163,471	0.1
1,163,471	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,163,475, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,186,741, due 07/31/15–05/20/65)	1,163,471	0.1
		4,898,809	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
42,458,793	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $42,458,793)	42,458,793	3.3

	Total Short-Term Investments (Cost $47,357,602)	47,357,602	3.7

	Total Investments in Securities (Cost $947,392,674)	$1,275,482,806	100.0
	Liabilities in Excess of Other Assets	(25,871)	—
	Net Assets	$1,275,456,935	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $961,991,604.

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$384,893,612
Gross Unrealized Depreciation	(71,402,410)
Net Unrealized Appreciation	$313,491,202

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$166,490,968	$—	$—	$166,490,968
Consumer Staples	59,414,244	—	—	59,414,244
Energy	145,799,064	—	—	145,799,064
Financials	273,350,799	—	—	273,350,799
Health Care	77,551,730	6,336,535	—	83,888,265
Industrials	176,309,112	—	—	176,309,112
Information Technology	124,959,897	—	—	124,959,897
Materials	67,317,137	—	—	67,317,137
Telecommunication Services	40,002,873	9,196,426	—	49,199,299
Utilities	81,396,419	—	—	81,396,419
Total Common Stock	1,212,592,243	15,532,961	—	1,228,125,204
Short-Term Investments	42,458,793	4,898,809	—	47,357,602
Total Investments, at fair value	$1,255,051,036	$20,431,770	$—	$1,275,482,806

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Geographic Diversification
as of June 30, 2015
(as a percentage of net assets)

Japan	14.2%
United Kingdom	13.9%
Switzerland	10.0%
China	6.3%
United States	5.4%
India	5.0%
France	4.9%
Hong Kong	4.2%
Sweden	4.1%
Netherlands	3.8%
Countries between 0.4%–3.5%ˆ	26.2%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

*Includes short-term investments.
ˆIncludes 19 countries, which each represents 0.4%–3.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Australia: 2.4%
531,018		Other Securities	$6,696,497	2.4

		Brazil: 1.8%
469,000		Other Securities	5,010,623	1.8

		Canada: 3.2%
99,700	@	Canadian Natural Resources Ltd.	2,706,827	1.0
72,900	@	Toronto Dominion Bank	3,095,770	1.1
12,500	@	Valeant Pharmaceuticals International, Inc. — CAD	2,772,918	1.0
516	@	Valeant Pharmaceuticals International, Inc. — USD	114,629	0.1
			8,690,144	3.2

		China: 6.3%
14,400	@	Baidu.com ADR	2,866,752	1.0
834,000		China Overseas Land & Investment Ltd.	2,935,779	1.1
178,900		Tencent Holdings Ltd.	3,577,380	1.3
1,614,021		Other Securities	7,872,850	2.9
			17,252,761	6.3

		Denmark: 1.2%
154,938		GN Store Nord	3,197,337	1.2

		France: 4.9%
57,356		BNP Paribas	3,480,526	1.2
47,778		Schneider Electric SE	3,308,108	1.2

COMMON STOCK: (continued)
		France: (continued)
132,426		Other Securities	$6,796,535	2.5
			13,585,169	4.9

		Germany: 3.2%
51,755		Fresenius AG	3,323,011	1.2
85,741		Other Securities(a)	5,475,552	2.0
			8,798,563	3.2

		Hong Kong: 4.2%
749,200		AIA Group Ltd.	4,898,762	1.8
189,740		CK Hutchison Holdings Ltd.	2,789,554	1.0
44,300		Jardine Matheson Holdings Ltd.	2,511,471	0.9
160,740		Other Securities	1,333,357	0.5
			11,533,144	4.2

		India: 5.0%
10,859		Axis Bank Ltd.	95,193	0.0
56,072	@	Axis Bank Ltd. GDR	2,447,543	0.9
168,229		Housing Development Finance Corp.	3,421,939	1.3
72,508		Tata Consultancy Services Ltd.	2,904,590	1.1
1,639,261		Other Securities	4,761,334	1.7
			13,630,599	5.0

		Indonesia: 1.2%
7,091,500		Other Securities	3,415,905	1.2

		Ireland: 0.6%
121,422		Other Securities	1,616,154	0.6

		Italy: 0.6%
91,494		Other Securities	1,695,384	0.6

		Japan: 14.2%
175,400		Astellas Pharma, Inc.	2,498,721	0.9
56,600		Denso Corp.	2,816,026	1.0
101,000		Japan Tobacco, Inc.	3,590,477	1.3
104,800		Nippon Telegraph & Telephone Corp.	3,795,411	1.4
81,200		Olympus Corp.	2,803,431	1.0
53,500		Softbank Corp.	3,151,310	1.2
268,800		Sumitomo Corp.	3,128,676	1.1
78,500		Tokio Marine Holdings, Inc.	3,264,744	1.2
934,000		Other Securities	13,980,078	5.1
			39,028,874	14.2

		Luxembourg: 1.1%
21,302	@	Altice SA	2,934,137	1.1

		Malaysia: 0.5%
1,726,900		Other Securities	1,409,264	0.5

		Mexico: 0.6%
188,200		Other Securities	1,722,030	0.6

		Netherlands: 3.8%
27,369		ASML Holding NV	2,846,859	1.1

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: (continued)
45,903		Airbus Group SE	$2,990,006	1.1
23,400	@	NXP Semiconductor NV — NXPI — US	2,297,880	0.8
79,274		Other Securities	2,256,958	0.8
			10,391,703	3.8

		Russia: 0.7%
153,957		Other Securities	1,832,748	0.7

		South Africa: 0.7%
63,638		Other Securities	1,881,932	0.7

		South Korea: 1.6%
3,717		LG Household & Health Care Ltd.	2,576,603	0.9
3,117		Other Securities	1,769,324	0.7
			4,345,927	1.6

		Spain: 2.7%
319,490		Banco Bilbao Vizcaya Argentaria S.A.	3,148,247	1.2
118,899		Other Securities	4,171,874	1.5
			7,320,121	2.7

		Sweden: 4.1%
137,844		Assa Abloy AB	2,595,025	0.9
82,419		Hexagon AB	2,985,260	1.1
118,022		Svenska Cellulosa AB SCA	3,001,086	1.1
181,460		Svenska Handelsbanken AB	2,648,999	1.0
			11,230,370	4.1

		Switzerland: 10.0%
37,712		Cie Financiere Richemont SA	3,065,151	1.1
114,715		Credit Suisse Group AG	3,164,699	1.1
44,398		Holcim Ltd.	3,275,931	1.2
59,112		Nestle S.A.	4,264,968	1.6
26,188		Novartis AG	2,575,864	0.9
9,504		Roche Holding AG	2,664,841	1.0
116,353		Other Securities(a)	8,529,467	3.1
			27,540,921	10.0

		Taiwan: 1.3%
756,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,438,756	1.3

		Thailand: 0.4%
804,100		Other Securities	1,099,395	0.4

		Turkey: 0.6%
523,995		Other Securities	1,634,279	0.6

		United Arab Emirates: 0.9%
115,742		DP World Ltd.	2,476,879	0.9

		United Kingdom: 13.9%
143,352		ARM Holdings PLC	2,345,781	0.8
422,426		Aviva PLC	3,271,831	1.2
910,035		Barclays PLC	3,729,891	1.4

COMMON STOCK: (continued)
		United Kingdom: (continued)
154,530		Sky PLC	$2,516,913	0.9
262,224		Capita Group PLC	5,095,144	1.9
141,804		WPP PLC	3,182,939	1.2
20,019,115		Other Securities	17,934,680	6.5
			38,077,179	13.9

		United States: 5.4%
34,700	@	Liberty Global PLC — Class A	1,876,229	0.7
58,700	@	Liberty Global PLC — Class C	2,971,981	1.1
3,800	@	Priceline.com, Inc.	4,375,206	1.6
488,349		Other Securities	5,517,010	2.0
			14,740,426	5.4

		Total Common Stock (Cost $237,977,587)	266,227,221	97.1

PREFERRED STOCK: 0.9%
		Brazil: 0.6%
141,815		Other Securities	1,562,241	0.6

		Germany: 0.3%
4,023		Other Securities	933,655	0.3

		United States: 0.0%
21,060		Other Securities	7,459	0.0

		Total Preferred Stock (Cost $3,353,739)	2,503,355	0.9

		Total Long-Term Investments (Cost $241,331,326)	268,730,576	98.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateralcc: 1.1%
26,421		Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $26,421, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $26,949, due 02/28/17–05/15/44)	26,421	0.0
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15–05/20/65)	1,000,000	0.3

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $1,019,995, due 11/15/15–03/01/48)	1,000,000	0.4
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15–05/20/65)	1,000,000	0.4
		3,026,421	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
6,546,159	T. Rowe Price Reserve Investment Fund, 0.070%††
	(Cost $6,546,159)	6,546,159	2.4

	Total Short-Term Investments (Cost $9,572,580)	9,572,580	3.5

	Total Investments in Securities (Cost $250,903,906)	$278,303,156	101.5
	Liabilities in Excess of Other Assets	(4,064,055)	(1.5)
	Net Assets	$274,239,101	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $252,656,575.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,602,987
Gross Unrealized Depreciation	(12,956,406)
Net Unrealized Appreciation	$25,646,581

Sector Diversification	Percentage of Net Assets
Financials	21.8%
Consumer Discretionary	16.5
Industrials	13.6
Health Care	12.0
Information Technology	11.2
Consumer Staples	9.4
Telecommunication Services	4.6
Materials	4.5
Energy	3.2
Utilities	1.2
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$72,856	$6,623,641	$—	$6,696,497
Brazil	5,010,623	—	—	5,010,623
Canada	8,690,144	—	—	8,690,144
China	8,880,714	8,372,047	—	17,252,761
Denmark	—	3,197,337	—	3,197,337
France	2,163,678	11,421,491	—	13,585,169

See Accompanying Notes to Financial Statements

75

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table (continued)
Investments, at fair value (continued)
Common Stock (continued)
Germany	$—	$8,798,563	$—	$8,798,563
Hong Kong	1,333,357	10,199,787	—	11,533,144
India	5,352,133	8,278,466	—	13,630,599
Indonesia	1,583,079	1,832,826	—	3,415,905
Ireland	—	1,616,154	—	1,616,154
Italy	—	1,695,384	—	1,695,384
Japan	—	39,028,874	—	39,028,874
Luxembourg	2,934,137	—	—	2,934,137
Malaysia	—	1,409,264	—	1,409,264
Mexico	1,722,030	—	—	1,722,030
Netherlands	2,297,880	8,093,823	—	10,391,703
Russia	710,366	1,122,382	—	1,832,748
South Africa	—	1,881,932	—	1,881,932
South Korea	—	4,345,927	—	4,345,927
Spain	1,988,274	5,331,847	—	7,320,121
Sweden	—	11,230,370	—	11,230,370
Switzerland	—	27,540,921	—	27,540,921
Taiwan	—	3,438,756	—	3,438,756
Thailand	—	1,099,395	—	1,099,395
Turkey	18	1,634,261	—	1,634,279
United Arab Emirates	2,476,879	—	—	2,476,879
United Kingdom	—	38,077,179	—	38,077,179
United States	11,040,237	3,700,189	—	14,740,426
Total Common Stock	56,256,405	209,970,816	—	266,227,221
Preferred Stock	1,562,241	933,655	7,459	2,503,355
Short-Term Investments	6,546,159	3,026,421	—	9,572,580
Total Investments, at fair value	$64,364,805	$213,930,892	$7,459	$278,303,156

(1)	For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $2,314,251 and $3,832,970 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(24,770)
Total	$(24,770)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$85
Total	$85

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

76

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of Voya Investors Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of VY® Clarion Global Real Estate Portfolio and VY® T. Rowe Price International Stock Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of the Trust, approved amending and restating the Investment Management Agreements between the Trust, on behalf of the Portfolios, and Voya Investments, LLC or Directed Services LLC (each an “Adviser” and together, the “Advisers”), as applicable, so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Advisers provide to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Advisers and their affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

77

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Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT1AISS2 (0615-082515)

Semi-Annual Report

June 30, 2015

Classes ADV, I, S and S2

Voya Investors Trust

■   Voya High Yield Portfolio
■   Voya Large Cap Growth Portfolio
■   Voya Large Cap Value Portfolio
■   Voya Limited Maturity Bond Portfolio
■   Voya Multi-Manager Large Cap Core Portfolio
■   Voya U.S. Stock Index Portfolio
■   VY® Clarion Real Estate Portfolio
■   VY® Franklin Income Portfolio
■   VY® Franklin Mutual Shares Portfolio
■   VY® JPMorgan Small Cap Core Equity Portfolio
■   VY® Templeton Global Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	12
Statements of Changes in Net Assets	15
Financial Highlights	21
Notes to Financial Statements	28
Summary Portfolios of Investments	49
Advisory Contract Approval Discussion	97

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Should I Stay or Should I Go?

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,030.40	1.08%	$5.44	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	1,032.50	0.48	2.42	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,031.20	0.73	3.68	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,031.50	0.88	4.43	1,000.00	1,020.43	0.88	4.41
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,036.20	1.22%	$6.16	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,039.40	0.62	3.14	1,000.00	1,021.72	0.62	3.11
Class S	1,000.00	1,038.00	0.87	4.40	1,000.00	1,020.48	0.87	4.36
Class S2	1,000.00	1,037.20	1.02	5.15	1,000.00	1,019.74	1.02	5.11
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,000.00	1.24%	$6.15	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,002.40	0.64	3.18	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,001.60	0.89	4.42	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,000.80	1.04	5.16	1,000.00	1,019.64	1.04	5.21

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,004.10	0.88%	$4.37	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,007.90	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,005.90	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Voya Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$1,007.70	1.32%	$6.57	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	1,010.90	0.72	3.59	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,010.20	0.97	4.83	1,000.00	1,019.98	0.97	4.86
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,008.40	0.80%	$3.98	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	1,010.90	0.27	1.35	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	1,010.30	0.51	2.54	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	1,009.00	0.67	3.34	1,000.00	1,021.47	0.67	3.36
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$930.80	1.31%	$6.27	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	933.50	0.71	3.40	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	932.40	0.96	4.60	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	931.70	1.11	5.32	1,000.00	1,019.29	1.11	5.56
VY® Franklin Income Portfolio
Class ADV	$1,000.00	$986.40	1.36%	$6.70	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	990.40	0.76	3.75	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	989.40	1.01	4.98	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	987.60	1.16	5.72	1,000.00	1,019.04	1.16	5.81
VY® Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$1,019.40	1.30%	$6.51	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,021.50	0.70	3.51	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,019.80	0.95	4.76	1,000.00	1,020.08	0.95	4.76
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,039.80	1.45%	$7.33	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,042.50	0.85	4.30	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,041.50	1.10	5.57	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,040.40	1.25	6.32	1,000.00	1,018.60	1.25	6.26
VY® Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,008.60	1.50%	$7.47	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,011.70	0.90	4.49	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,010.30	1.15	5.73	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,009.80	1.30	6.48	1,000.00	1,018.35	1.30	6.51

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$698,282,922	$6,478,027,114	$1,591,297,895	$281,666,365
Short-term investments at fair value**	23,749,591	147,931,600	32,154,270	9,686,324
Total investments at fair value	$722,032,513	$6,625,958,714	$1,623,452,165	$291,352,689
Cash	15,652,766	18,057	33,613	6,184
Cash collateral for futures	—	—	—	531,701
Receivables:
Investment securities sold	4,893,724	172,639,423	38,064,046	42,803,056
Fund shares sold	1,885,989	495,712	850,318	1,224
Dividends	—	2,072,734	3,303,563	744
Interest	11,805,041	—	—	1,090,364
Foreign tax reclaims	—	274,756	174,089	—
Prepaid expenses	—	26,366	7,092	—
Reimbursement due from manager	—	147,729	142,174	—
Other assets	17,143	88,784	28,996	8,590
Total assets	756,287,176	6,801,722,275	1,666,056,056	335,794,552

LIABILITIES:
Payable for investment securities purchased	4,860,443	255,917,289	1,781,419	46,067,135
Payable for fund shares redeemed	656,163	4,878,971	773,722	240,722
Payable upon receipt of securities loaned	23,749,591	—	16,412,270	1,098,324
Payable for unified fees	296,146	—	—	66,039
Payable for investment management fees	—	3,540,479	990,987	—
Payable for distribution and shareholder service fees	170,122	1,688,458	233,216	37,579
Payable to trustees under the deferred compensation plan (Note 6)	17,143	88,784	28,996	8,590
Payable for trustee fees	—	33,881	8,677	—
Other accrued expenses and liabilities	—	500,417	212,677	—
Total liabilities	29,749,608	266,648,279	20,441,964	47,518,389
NET ASSETS	$726,537,568	$6,535,073,996	$1,645,614,092	$288,276,163

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$749,671,810	$4,385,188,382	$1,417,854,657	$289,383,857
Undistributed net investment income	9,653,425	28,276,269	19,550,470	4,365,107
Accumulated net realized gain (loss)	(23,544,085)	1,001,716,772	160,417,364	(5,433,684)
Net unrealized appreciation (depreciation)	(9,243,582)	1,119,892,573	47,791,601	(39,117)
NET ASSETS	$726,537,568	$6,535,073,996	$1,645,614,092	$288,276,163
____________________
+ Including securities loaned at value	$22,641,519	$—	$16,088,450	$1,069,416
* Cost of investments in securities	$707,526,504	$5,358,129,164	$1,543,471,629	$281,803,663
** Cost of short-term investments	$23,749,591	$147,931,600	$32,154,270	$9,686,324

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$104,339,652	$2,361,512,465	$64,161,902	$33,366,447
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,304,384	119,687,691	5,210,017	3,366,294
Net asset value and redemption price per share	$10.13	$19.73	$12.32	$9.91

Class I
Net assets	$58,248,671	$1,861,636,381	$628,644,578	$151,674,480
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,749,380	89,326,313	50,161,266	14,857,914
Net asset value and redemption price per share	$10.13	$20.84	$12.53	$10.21

Class S
Net assets	$558,033,174	$2,227,814,559	$951,968,600	$103,235,236
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	55,117,866	108,816,323	76,837,786	10,068,734
Net asset value and redemption price per share	$10.12	$20.47	$12.39	$10.25

Class S2
Net assets	$5,916,071	$84,110,591	$839,012	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	583,484	4,133,506	67,841	n/a
Net asset value and redemption price per share	$10.14	$20.35	$12.37	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
ASSETS:
Investments in securities at fair value+*	$376,258,005	$4,521,934,845	$663,651,485	$730,348,602
Short-term investments at fair value**	7,292,230	77,086,824	1,625,849	98,784,575
Total investments at fair value	$383,550,235	$4,599,021,669	$665,277,334	$829,133,177
Cash	—	381,809	—	69,915,480
Cash collateral for futures	—	3,745,084	—	—
Foreign currencies at value***	—	—	—	113,840
Receivables:
Investment securities sold	—	746,144	3,768,663	5,593,361
Fund shares sold	153,068	1,528,322	3,390,309	408,649
Dividends	431,193	5,195,647	2,698,810	1,100,832
Interest	—	—	—	4,794,675
Foreign tax reclaims	—	—	—	401,563
Prepaid expenses	—	—	2,884	3,966
Reimbursement due from manager	—	—	46,743	—
Other assets	3,926	54,390	17,499	15,148
Total assets	384,138,422	4,610,673,065	675,202,242	911,480,691

LIABILITIES:
Payable for investment securities purchased	881,287	3,844,980	—	—
Payable for fund shares redeemed	81,857	1,364,443	120,048	3,020
Payable upon receipt of securities loaned	—	6,233,824	—	48,784,575
Payable for unified fees	232,893	995,185	—	—
Payable for investment management fees	—	—	465,573	529,280
Payable for distribution and shareholder service fees	15,449	131,258	143,704	144,449
Payable to trustees under the deferred compensation plan (Note 6)	3,926	54,390	17,499	15,148
Payable for trustee fees	—	—	3,794	4,620
Other accrued expenses and liabilities	—	—	85,000	111,340
Total liabilities	1,215,412	12,624,080	835,618	49,592,432
NET ASSETS	$382,923,010	$4,598,048,985	$674,366,624	$861,888,259

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$302,451,580	$2,517,306,256	$696,652,570	$808,356,465
Undistributed net investment income	2,437,983	53,406,642	14,262,206	60,445,496
Accumulated net realized gain (loss)	30,494,375	463,913,086	(97,770,464)	(53,105,404)
Net unrealized appreciation	47,539,072	1,563,423,001	61,222,312	46,191,702
NET ASSETS	$382,923,010	$4,598,048,985	$674,366,624	$861,888,259
____________________
+ Including securities loaned at value	$—	$6,048,909	$—	$47,681,820
* Cost of investments in securities	$328,718,933	$2,957,385,112	$602,429,173	$684,159,028
** Cost of short-term investments	$7,292,230	$77,086,824	$1,625,849	$98,784,575
*** Cost of foreign currencies	$—	$—	$—	$107,493

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
Class ADV
Net assets	$1,388,541	$126,532,928	$86,671,852	$77,449,588
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	88,655	8,764,939	2,767,324	7,116,211
Net asset value and redemption price per share	$15.66	$14.44	$31.32	$10.88

Class I
Net assets	$311,768,561	$4,218,101,001	$130,900,099	$288,975,765
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,729,791	284,282,469	3,987,307	25,530,673
Net asset value and redemption price per share	$15.80	$14.84	$32.83	$11.32

Class S
Net assets	$69,765,908	$71,626,895	$431,627,466	$486,410,344
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,415,427	4,860,962	13,202,331	43,329,922
Net asset value and redemption price per share	$15.80	$14.74	$32.69	$11.23

Class S2
Net assets	n/a	$181,788,161	$25,167,207	$9,052,562
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	12,458,697	775,138	809,376
Net asset value and redemption price per share	n/a	$14.59	$32.47	$11.18

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	VY® Franklin Mutual Shares Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$431,679,706	$771,844,486	$514,441,328
Short-term investments at fair value**	24,499,388	51,092,480	18,423,801
Total investments at fair value	$456,179,094	$822,936,966	$532,865,129
Cash	19,123,136	150,461	583,382
Cash collateral for futures	—	496,920	—
Foreign currencies at value***	144,451	—	103,234
Receivables:
Investment securities sold	10,939,751	14,943,901	2,505,945
Fund shares sold	34,019	252,386	37,338
Dividends	712,067	833,349	642,824
Interest	119,960	—	—
Foreign tax reclaims	181,500	366	315,464
Unrealized appreciation on forward foreign currency contracts	727,785	—	—
Reimbursement due from manager	61,942	—	—
Other assets	8,839	10,551	12,356
Total assets	488,232,544	839,624,900	537,065,672

LIABILITIES:
Payable for investment securities purchased	4,071,261	9,573,292	2,792,871
Payable for fund shares redeemed	1,160,113	3,498,626	71,295
Payable upon receipt of securities loaned	—	26,150,686	12,923,801
Unrealized depreciation on forward foreign currency contracts	1,243,529	—	—
Payable for unified fees	318,704	561,766	396,706
Payable for distribution and shareholder service fees	45,837	169,186	52,089
Payable to trustees under the deferred compensation plan (Note 6)	8,839	10,551	12,356
Payable for proxy and solicitation costs (Note 6)	89,715	—	—
Total liabilities	6,937,998	39,964,107	16,249,118
NET ASSETS	$481,294,546	$799,660,793	$520,816,554

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$356,938,755	$503,744,320	$409,017,937
Undistributed net investment income	23,468,335	4,152,631	20,975,263
Accumulated net realized gain	14,077,168	126,570,665	34,991,332
Net unrealized appreciation	86,810,288	165,193,177	55,832,022
NET ASSETS	$481,294,546	$799,660,793	$520,816,554
____________________
+ Including securities loaned at value	$—	$25,480,985	$12,437,427
* Cost of investments in securities	$344,358,859	$606,449,753	$458,594,205
** Cost of short-term investments	$24,496,186	$51,092,480	$18,423,801
*** Cost of foreign currencies	$144,342	$—	$111,979

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	VY® Franklin Mutual Shares Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
Class ADV
Net assets	$9,266,787	$109,635,956	$6,217
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	801,762	5,318,121	409
Net asset value and redemption price per share	$11.56	$20.62	$15.21

Class I
Net assets	$277,948,883	$173,577,919	$278,169,339
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	23,416,059	8,042,704	17,850,302
Net asset value and redemption price per share	$11.87	$21.58	$15.58

Class S
Net assets	$194,078,876	$469,113,972	$238,351,296
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	16,414,393	21,984,918	15,260,540
Net asset value and redemption price per share	$11.82	$21.34	$15.62

Class S2
Net assets	n/a	$47,332,946	$4,289,702
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	2,239,224	276,951
Net asset value and redemption price per share	n/a	$21.14	$15.49

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$40,385,820	$23,388,272	$2,706
Interest	24,449,260	—	—	2,007,377
Securities lending income, net	141,925	4,008	60,712	13,607
Total investment income	24,591,185	40,389,828	23,448,984	2,023,690

EXPENSES:
Investment management fees(1)	—	19,415,790	5,572,353	—
Unified fees	1,825,884	—	—	396,391
Distribution and shareholder service fees:
Class ADV	400,891	9,168,956	241,741	129,797
Class S	716,053	2,893,877	1,270,313	127,205
Class S2	16,224	214,936	2,131	—
Transfer agent fees	—	3,879	1,368	—
Administrative service fees(1)	—	2,236,143	575,714	—
Shareholder reporting expense	—	130,786	81,034	—
Registration fees	—	1,552	—	—
Professional fees	—	123,930	46,630	—
Custody and accounting expense	—	362,000	114,993	—
Trustee fees and expenses	15,903	101,644	26,032	6,132
Miscellaneous expense	—	163,002	53,400	—
Interest expense	—	98	1,342	293
Total expenses	2,974,955	34,816,593	7,987,051	659,818
Net waived and reimbursed fees	(140,098)	(3,759,855)	(1,008,531)	(25,960)
Net expenses	2,834,857	31,056,738	6,978,520	633,858
Net investment income	21,756,328	9,333,090	16,470,464	1,389,832

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,663,122)	368,508,284	94,734,945	119,881
Foreign currency related transactions	—	—	(17,474)	639
Futures	—	—	—	(79,292)
Net realized gain (loss)	(4,663,122)	368,508,284	94,717,471	41,228
Net change in unrealized appreciation (depreciation) on:
Investments	6,597,311	(123,923,859)	(105,948,310)	349,752
Foreign currency related transactions	—	15,828	(4,105)	(329)
Futures	—	—	—	192,883
Net change in unrealized appreciation (depreciation)	6,597,311	(123,908,031)	(105,952,415)	542,306
Net realized and unrealized gain (loss)	1,934,189	244,600,253	(11,234,944)	583,534
Increase in net assets resulting from operations	$23,690,517	$253,933,343	$5,235,520	$1,973,366
____________________
* Foreign taxes withheld	$—	$1,903	$149,240	$—
(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,231,466	$47,033,991	$8,234,669	$10,760,405
Interest	—	—	—	13,025,758
Securities lending income, net	—	108,581	128	257,878
Total investment income	3,231,466	47,142,572	8,234,797	24,044,041

EXPENSES:
Investment management fees(1)	—	—	2,797,818	3,023,368
Unified fees	1,273,000	5,914,633	—	—
Distribution and shareholder service fees:
Class ADV	5,697	473,584	351,852	295,042
Class S	92,781	83,279	609,766	656,289
Class S2	—	452,244	69,732	25,843
Transfer agent fees	—	—	542	362
Administrative service fees(1)	—	—	257,185	307,734
Shareholder reporting expense	—	—	11,765	10,860
Registration fees	—	—	1,639	—
Professional fees	—	—	15,602	19,290
Custody and accounting expense	—	—	36,160	62,066
Trustee fees and expenses	6,952	102,778	11,384	13,859
Miscellaneous expense	—	—	16,956	24,252
Interest expense	—	365	—	239
Total expenses	1,378,430	7,026,883	4,180,401	4,439,204
Net waived and reimbursed fees	(13,924)	(232,698)	(551,564)	(64,177)
Brokerage commission recapture	(7,438)	—	—	(1,888)
Net expenses	1,357,068	6,794,185	3,628,837	4,373,139
Net investment income	1,874,398	40,348,387	4,605,960	19,670,902

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,191,646	122,088,373	40,504,737	(5,924,536)
Foreign currency related transactions	110	—	182	(67,373)
Futures	—	2,223,548	—	—
Net realized gain (loss)	8,191,756	124,311,921	40,504,919	(5,991,909)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,111,554)	(113,975,256)	(94,331,386)	(22,564,622)
Foreign currency related transactions	—	—	—	54,039
Futures	—	(1,631,779)	—	—
Net change in unrealized appreciation (depreciation)	(6,111,554)	(115,607,035)	(94,331,386)	(22,510,583)
Net realized and unrealized gain (loss)	2,080,202	8,704,886	(53,826,467)	(28,502,492)
Increase (decrease) in net assets resulting from operations	$3,954,600	$49,053,273	$(49,220,507)	$(8,831,590)
____________________
* Foreign taxes withheld	$7,850	$6,847	$—	$197,860
(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	VY® Franklin Mutual Shares Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,950,186	$6,513,955	$9,108,372
Interest	1,458,423	—	246
Securities lending income, net	—	234,331	188,026
Total investment income	7,408,609	6,748,286	9,296,644

EXPENSES:
Unified fees	1,960,473	3,311,902	2,454,572
Distribution and shareholder service fees:
Class ADV	36,822	396,951	23
Class S	252,146	580,061	313,530
Class S2	—	120,099	11,608
Trustee fees and expenses	10,894	17,321	11,914
Proxy and solicitation costs (Note 6)	126,100	—	—
Interest expense	—	—	411
Total expenses	2,386,435	4,426,334	2,792,058
Net waived and reimbursed fees	(345,678)	(103,410)	(2,327)
Brokerage commission recapture	—	(8,154)	(3,514)
Net expenses	2,040,757	4,314,770	2,786,217
Net investment income	5,367,852	2,433,516	6,510,427

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,410,977	36,655,375	20,157,024
Foreign currency related transactions	4,936,214	—	(32,866)
Futures	—	820,160	—
Net realized gain	24,347,191	37,475,535	20,124,158
Net change in unrealized appreciation (depreciation) on:
Investments	(14,701,552)	(7,777,611)	(19,418,997)
Foreign currency related transactions	(4,121,579)	—	23,059
Futures	—	(360,697)	—
Net change in unrealized appreciation (depreciation)	(18,823,131)	(8,138,308)	(19,395,938)
Net realized and unrealized gain	5,524,060	29,337,227	728,220
Increase in net assets resulting from operations	$10,891,912	$31,770,743	$7,238,647
____________________
* Foreign taxes withheld	$244,581	$682	$866,188

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya High Yield Portfolio		Voya Large Cap Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$21,756,328	$49,495,894	$9,333,090	$18,836,179
Net realized gain (loss)	(4,663,122)	28,279,342	368,508,284	649,511,356
Net change in unrealized appreciation (depreciation)	6,597,311	(66,510,222)	(123,908,031)	86,412,427
Increase in net assets resulting from operations	23,690,517	11,265,014	253,933,343	754,759,962

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(2,920,600)	(6,641,564)	—	(1,768,853)
Class I	(1,789,284)	(3,854,162)	—	(7,413,378)
Class S	(16,651,329)	(40,302,138)	—	(4,588,630)
Class S2	(183,762)	(413,570)	—	(103,278)
Net realized gains:
Class ADV	—	—	—	(184,622,411)
Class I	—	—	—	(107,231,593)
Class S	—	—	—	(100,713,837)
Class S2	—	—	—	(4,162,078)
Total distributions	(21,544,975)	(51,211,434)	—	(410,604,058)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,752,412	117,711,989	116,223,520	272,643,923
Proceeds from shares issued in merger (Note 14)	—	—	—	1,423,027,282
Reinvestment of distributions	21,544,975	51,075,676	—	410,604,058
	47,297,387	168,787,665	116,223,520	2,106,275,263
Cost of shares redeemed	(92,593,825)	(260,976,316)	(563,667,836)	(1,171,969,741)
Net increase (decrease) in net assets resulting from capital share transactions	(45,296,438)	(92,188,651)	(447,444,316)	934,305,522
Net increase (decrease) in net assets	(43,150,896)	(132,135,071)	(193,510,973)	1,278,461,426

NET ASSETS:
Beginning of year or period	769,688,464	901,823,535	6,728,584,969	5,450,123,543
End of year or period	$726,537,568	$769,688,464	$6,535,073,996	$6,728,584,969
Undistributed net investment income at end of year or period	$9,653,425	$9,442,072	$28,276,269	$18,943,179

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Large Cap Value Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$16,470,464	$26,539,847	$1,389,832	$2,811,560
Net realized gain	94,717,471	93,333,617	41,228	851,392
Net change in unrealized appreciation (depreciation)	(105,952,415)	3,744,026	542,306	(1,644,701)
Increase in net assets resulting from operations	5,235,520	123,617,490	1,973,366	2,018,251

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(823,974)	—	(157,232)
Class I	—	(12,907,329)	—	(1,252,835)
Class S	—	(17,291,542)	—	(754,053)
Class S2	—	(11,576)	—	—
Net realized gains:
Class ADV	—	(242,874)	—	—
Class I	—	(10,139,666)	—	—
Class S	—	(10,582,344)	—	—
Class S2	—	(5,593)	—	—
Total distributions	—	(52,004,898)	—	(2,164,120)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,599,551	129,261,461	24,604,459	74,183,810
Proceeds from shares issued in merger (Note 14)	—	707,155,119	—	—
Reinvestment of distributions	—	52,004,813	—	2,164,120
	31,599,551	888,421,393	24,604,459	76,347,930
Cost of shares redeemed	(171,472,232)	(359,640,663)	(23,711,383)	(59,287,949)
Net increase (decrease) in net assets resulting from capital share transactions	(139,872,681)	528,780,730	893,076	17,059,981
Net increase (decrease) in net assets	(134,637,161)	600,393,322	2,866,442	16,914,112

NET ASSETS:
Beginning of year or period	1,780,251,253	1,179,857,931	285,409,721	268,495,609
End of year or period	$1,645,614,092	$1,780,251,253	$288,276,163	$285,409,721
Undistributed net investment income at end of year or period	$19,550,470	$3,080,006	$4,365,107	$2,975,275

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,874,398	$3,831,268	$40,348,387	$83,886,438
Net realized gain	8,191,756	23,287,633	124,311,921	399,463,429
Net change in unrealized appreciation (depreciation)	(6,111,554)	18,385,404	(115,607,035)	106,392,031
Increase in net assets resulting from operations	3,954,600	45,504,305	49,053,273	589,741,898

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11,314)	—	(1,646,275)
Class I	—	(3,243,642)	—	(78,183,905)
Class S	—	(656,060)	—	(918,678)
Class S2	—	—	—	(2,594,734)
Net realized gains:
Class ADV	—	(109,039)	—	(11,690,273)
Class I	—	(19,742,988)	—	(447,429,089)
Class S	—	(4,039,782)	—	(5,951,852)
Class S2	—	—	—	(16,546,050)
Total distributions	—	(27,802,825)	—	(564,960,856)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,596,951	46,501,119	351,445,609	837,771,913
Reinvestment of distributions	—	27,802,825	—	564,960,856
	97,596,951	74,303,944	351,445,609	1,402,732,769
Cost of shares redeemed	(51,277,790)	(134,634,278)	(345,691,803)	(1,506,905,302)
Net increase (decrease) in net assets resulting from capital share transactions	46,319,161	(60,330,334)	5,753,806	(104,172,533)
Net increase (decrease) in net assets	50,273,761	(42,628,854)	54,807,079	(79,391,491)

NET ASSETS:
Beginning of year or period	332,649,249	375,278,103	4,543,241,906	4,622,633,397
End of year or period	$382,923,010	$332,649,249	$4,598,048,985	$4,543,241,906
Undistributed net investment income at end of year or period	$2,437,983	$563,585	$53,406,642	$13,058,255

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Clarion Real Estate Portfolio		VY® Franklin Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$4,605,960	$9,672,324	$19,670,902	$40,737,393
Net realized gain (loss)	40,504,919	53,345,311	(5,991,909)	27,310,535
Net change in unrealized appreciation (depreciation)	(94,331,386)	117,404,551	(22,510,583)	(20,601,990)
Increase (decrease) in net assets resulting from operations	(49,220,507)	180,422,186	(8,831,590)	47,445,938

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(900,882)	—	(2,884,535)
Class I	—	(2,032,561)	—	(13,315,733)
Class S	—	(6,217,614)	—	(22,067,182)
Class S2	—	(336,249)	—	(409,992)
Total distributions	—	(9,487,306)	—	(38,677,442)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	69,432,455	88,637,373	18,120,831	110,511,490
Reinvestment of distributions	—	9,487,306	—	38,677,442
	69,432,455	98,124,679	18,120,831	149,188,932
Cost of shares redeemed	(95,551,460)	(144,423,875)	(102,521,681)	(149,176,311)
Net increase (decrease) in net assets resulting from capital share transactions	(26,119,005)	(46,299,196)	(84,400,850)	12,621
Net increase (decrease) in net assets	(75,339,512)	124,635,684	(93,232,440)	8,781,117

NET ASSETS:
Beginning of year or period	749,706,136	625,070,452	955,120,699	946,339,582
End of year or period	$674,366,624	$749,706,136	$861,888,259	$955,120,699
Undistributed net investment income at end of year or period	$14,262,206	$9,656,246	$60,445,496	$40,774,594

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Franklin Mutual Shares Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$5,367,852	$17,396,147	$2,433,516	$1,691,797
Net realized gain	24,347,191	27,818,864	37,475,535	92,058,469
Net change in unrealized appreciation (depreciation)	(18,823,131)	(6,272,729)	(8,138,308)	(33,723,593)
Increase in net assets resulting from operations	10,891,912	38,942,282	31,770,743	60,026,673

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(87,813)	—	(182,292)
Class I	—	(4,008,454)	—	(852,121)
Class S	—	(2,127,011)	—	(1,657,365)
Class S2	—	—	—	(90,416)
Net realized gains:
Class ADV	—	—	—	(7,923,620)
Class I	—	—	—	(12,169,466)
Class S	—	—	—	(37,611,308)
Class S2	—	—	—	(3,930,085)
Total distributions	—	(6,223,278)	—	(64,416,673)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,048,941	29,405,435	57,870,886	125,613,781
Reinvestment of distributions	—	6,223,278	—	64,416,673
	11,048,941	35,628,713	57,870,886	190,030,454
Cost of shares redeemed	(55,720,787)	(90,723,383)	(59,480,529)	(172,339,122)
Net increase (decrease) in net assets resulting from capital share transactions	(44,671,846)	(55,094,670)	(1,609,643)	17,691,332
Net increase (decrease) in net assets	(33,779,934)	(22,375,666)	30,161,100	13,301,332

NET ASSETS:
Beginning of year or period	515,074,480	537,450,146	769,499,693	756,198,361
End of year or period	$481,294,546	$515,074,480	$799,660,793	$769,499,693
Undistributed net investment income at end of year or period	$23,468,335	$18,100,483	$4,152,631	$1,719,115

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Templeton Global Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$6,510,427	$14,536,026
Net realized gain	20,124,158	20,253,583
Net change in unrealized appreciation (depreciation)	(19,395,938)	(49,705,380)
Increase (decrease) in net assets resulting from operations	7,238,647	(14,915,771)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(57)
Class I	—	(4,416,231)
Class S	—	(3,391,228)
Class S2	—	(60,057)
Total distributions	—	(7,867,573)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,909,059	47,907,428
Reinvestment of distributions	—	7,867,573
	8,909,059	55,775,001
Cost of shares redeemed	(56,750,061)	(103,949,596)
Net decrease in net assets resulting from capital share transactions	(47,841,002)	(48,174,595)
Net decrease in net assets	(40,602,355)	(70,957,939)

NET ASSETS:
Beginning of year or period	561,418,909	632,376,848
End of year or period	$520,816,554	$561,418,909
Undistributed net investment income at end of year or period	$20,975,263	$14,464,836

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS 5 (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya High Yield Portfolio
Class ADV
06-30-15	10.10	0.28	•	0.03	0.31	0.28	—	—	0.28	—	10.13	3.04	1.24	1.08		1.08		5.52		104,340	20
12-31-14	10.60	0.57	•	(0.47)	0.10	0.60	—	—	0.60	—	10.10	0.81	1.25	1.08		1.08		5.44		111,226	78
12-31-13	10.63	0.58	•	(0.04)	0.54	0.57	—	—	0.57	—	10.60	5.25	1.25	1.10		1.10		5.44		117,539	26
12-31-12	9.93	0.59		0.73	1.32	0.62	—	—	0.62	—	10.63	13.64	1.25	1.10		1.10		5.81		92,640	32
12-31-11	10.22	0.71	•	(0.31)	0.40	0.69	—	—	0.69	—	9.93	4.05	1.25	1.10		1.10		7.05		50,704	30
12-31-10	9.64	0.63	•	0.66	1.29	0.71	—	—	0.71	—	10.22	13.87	1.24	1.09		1.09		6.34		26,663	28
Class I
06-30-15	10.11	0.31	•	0.02	0.33	0.31	—	—	0.31	—	10.13	3.25	0.49	0.48		0.48		6.12		58,249	20
12-31-14	10.61	0.64	•	(0.48)	0.16	0.66	—	—	0.66	—	10.11	1.41	0.50	0.48		0.48		6.03		61,136	78
12-31-13	10.64	0.64	•	(0.03)	0.61	0.64	—	—	0.64	—	10.61	5.89	0.50	0.50		0.50		6.01		86,289	26
12-31-12	9.93	0.66	•	0.73	1.39	0.68	—	—	0.68	—	10.64	14.43	0.50	0.50		0.50		6.43		147,591	32
12-31-11	10.22	0.76	•	(0.29)	0.47	0.76	—	—	0.76	—	9.93	4.69	0.50	0.50		0.50		7.61		245,411	30
12-31-10	9.65	0.69		0.66	1.35	0.78	—	—	0.78	—	10.22	14.53	0.49	0.49		0.49		6.97		267,671	28
Class S
06-30-15	10.10	0.30	•	0.01	0.31	0.29	—	—	0.29	—	10.12	3.12	0.74	0.73		0.73		5.87		558,033	20
12-31-14	10.60	0.61	•	(0.48)	0.13	0.63	—	—	0.63	—	10.10	1.16	0.75	0.73		0.73		5.79		590,463	78
12-31-13	10.63	0.62		(0.04)	0.58	0.61	—	—	0.61	—	10.60	5.62	0.75	0.75		0.75		5.78		691,275	26
12-31-12	9.93	0.64	•	0.71	1.35	0.65	—	—	0.65	—	10.63	14.04	0.75	0.75		0.75		6.17		759,066	32
12-31-11	10.22	0.75		(0.31)	0.44	0.73	—	—	0.73	—	9.93	4.41	0.75	0.75		0.75		7.39		624,367	30
12-31-10	9.65	0.68	•	0.65	1.33	0.76	—	—	0.76	—	10.22	14.25	0.74	0.74		0.74		6.80		631,092	28
Class S2
06-30-15	10.11	0.29	•	0.03	0.32	0.29	—	—	0.29	—	10.14	3.15	0.99	0.88		0.88		5.72		5,916	20
12-31-14	10.62	0.59		(0.48)	0.11	0.62	—	—	0.62	—	10.11	0.92	1.00	0.88		0.88		5.64		6,863	78
12-31-13	10.65	0.60	•	(0.03)	0.57	0.60	—	—	0.60	—	10.62	5.47	1.00	0.90		0.90		5.63		6,722	26
12-31-12	9.94	0.60		0.75	1.35	0.64	—	—	0.64	—	10.65	13.97	1.00	0.90		0.90		5.98		5,628	32
12-31-11	10.22	0.72	•	(0.29)	0.43	0.71	—	—	0.71	—	9.94	4.32	1.00	0.90		0.90		7.29		2,294	30
12-31-10	9.66	0.65		0.62	1.27	0.71	—	—	0.71	—	10.22	13.65	0.99	0.89		0.89		6.50		10	28
Voya Large Cap Growth Portfolio
Class ADV
06-30-15	19.04	(0.00	)*•	0.69	0.69	—	—	—	—	—	19.73	3.62	1.42	1.22		1.22		(0.01)		2,361,512	34
12-31-14	18.22	0.02		2.26	2.28	0.01	1.45	—	1.46	—	19.04	13.03	1.43	1.16		1.16		0.07		2,454,572	65
12-31-13	14.17	0.03		4.24	4.27	0.06	0.16	—	0.22	—	18.22	30.29	1.43	1.07		1.07		0.14		2,519,145	77
12-31-12	12.23	0.11	•	2.02	2.13	0.06	0.13	—	0.19	—	14.17	17.49	1.42	1.08		1.08		0.80		2,134,353	79
12-31-11	12.86	0.05	•	0.24	0.29	0.04	—	0.88	0.92	—	12.23	1.88	1.44	1.20		1.20		0.37		70,714	77
12-31-10	11.34	0.04	•	1.53	1.57	0.05	—	—	0.05	—	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8,618	134
Class I
06-30-15	20.05	0.06	•	0.73	0.79	—	—	—	—	—	20.84	3.94	0.67	0.62		0.62		0.59		1,861,636	34
12-31-14	19.10	0.12		2.38	2.50	0.10	1.45	—	1.55	—	20.05	13.62	0.68	0.60		0.60		0.63		1,837,186	65
12-31-13	14.80	0.09		4.46	4.55	0.09	0.16	—	0.25	—	19.10	30.95	0.68	0.60		0.60		0.61		1,469,089	77
12-31-12	12.72	0.16	•	2.13	2.29	0.08	0.13	—	0.21	—	14.80	18.10	0.67	0.60		0.60		1.09		969,313	79
12-31-11	13.27	0.12	•	0.25	0.37	0.04	—	0.88	0.92	—	12.72	2.48	0.69	0.60		0.60		0.92		629,091	77
12-31-10	11.63	0.09		1.60	1.69	0.05	—	—	0.05	—	13.27	14.59	0.62	0.60	†	0.60	†	0.69	†	299,170	134

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class S
06-30-15	19.72	0.03	•	0.72	0.75	—	—	—	—	—	20.47	3.80	0.92	0.87		0.87		0.34		2,227,815	34
12-31-14	18.82	0.07		2.35	2.42	0.07	1.45	—	1.52	—	19.72	13.35	0.93	0.85		0.85		0.38		2,349,585	65
12-31-13	14.61	0.06	•	4.39	4.45	0.08	0.16	—	0.24	—	18.82	30.62	0.93	0.85		0.85		0.34		1,408,087	77
12-31-12	12.57	0.09		2.14	2.23	0.06	0.13	—	0.19	—	14.61	17.81	0.92	0.85		0.85		0.80		486,212	79
12-31-11	13.14	0.09	•	0.25	0.34	0.03	—	0.88	0.91	—	12.57	2.24	0.94	0.85		0.85		0.68		338,683	77
12-31-10	11.54	0.04		1.60	1.64	0.04	—	—	0.04	—	13.14	14.25	0.87	0.85	†	0.85	†	0.45	†	131,155	134
Class S2
06-30-15	19.62	0.02		0.71	0.73	—	—	—	—	—	20.35	3.72	1.17	1.02		1.02		0.19		84,111	34
12-31-14	18.72	0.03		2.36	2.39	0.04	1.45	—	1.49	—	19.62	13.24	1.18	1.00		1.00		0.23		87,242	65
12-31-13	14.54	0.02		4.37	4.39	0.05	0.16	—	0.21	—	18.72	30.39	1.18	1.00		1.00		0.21		53,802	77
12-31-12	12.53	0.10	•	2.10	2.20	0.06	0.13	—	0.19	—	14.54	17.69	1.17	1.00		1.00		0.71		35,383	79
12-31-11	13.13	0.07	•	0.24	0.31	0.03	—	0.88	0.91	—	12.53	2.06	1.19	1.00		1.00		0.58		13,055	77
12-31-10	11.51	0.04		1.58	1.62	—	—	—	—	—	13.13	14.11	1.12	1.00	†	1.00	†	0.30	†	988	134
Voya Large Cap Value Portfolio
Class ADV
06-30-15	12.32	0.09	•	(0.09)	0.00 *	—	—	—	—	—	12.32	0.00	1.50	1.24		1.24		1.49		64,162	52
12-31-14	11.67	0.17	•	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24		1.24		1.40		65,989	111
12-31-13	9.13	0.13	•	2.60	2.73	0.19	—	—	0.19	—	11.67	30.12	1.51	1.26		1.26		1.17		12,730	104
12-31-12	8.19	0.15	•	0.98	1.13	0.19	—	—	0.19	—	9.13	14.00	1.55	1.29		1.29		1.74		3,629	96
12-31-11	8.05	0.19	•	0.03	0.22	0.08	—	—	0.08	—	8.19	2.76	1.55	1.29		1.29		2.41		2,424	92
12-31-10	6.92	0.12		1.17	1.29	0.16	—	—	0.16	—	8.05	18.96	1.54	1.29	†	1.29	†	1.61	†	1	19
Class I
06-30-15	12.50	0.13	•	(0.10)	0.03	—	—	—	—	—	12.53	0.24	0.75	0.64		0.64		2.09		628,645	52
12-31-14	11.80	0.23		0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64		0.64		1.98		643,803	111
12-31-13	9.23	0.19	•	2.64	2.83	0.26	—	—	0.26	—	11.80	30.86	0.76	0.66		0.66		1.78		558,826	104
12-31-12	8.26	0.21	•	0.99	1.20	0.23	—	—	0.23	—	9.23	14.71	0.80	0.69		0.69		2.35		273,167	96
12-31-11	8.06	0.24	•	0.04	0.28	0.08	—	—	0.08	—	8.26	3.51	0.80	0.69		0.69		2.94		248,161	92
12-31-10	6.94	0.18		1.14	1.32	0.20	—	—	0.20	—	8.06	19.37	0.79	0.69	†	0.69	†	2.32	†	142,983	19
Class S
06-30-15	12.37	0.11	•	(0.09)	0.02	—	—	—	—	—	12.39	0.16	1.00	0.89		0.89		1.83		951,969	52
12-31-14	11.70	0.21	•	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89		0.89		1.73		1,069,662	111
12-31-13	9.14	0.17	•	2.61	2.78	0.22	—	—	0.22	—	11.70	30.66	1.01	0.91		0.91		1.53		608,298	104
12-31-12	8.19	0.19	•	0.97	1.16	0.21	—	—	0.21	—	9.14	14.35	1.05	0.94		0.94		2.12		80,048	96
12-31-11	8.01	0.22	•	0.04	0.26	0.08	—	—	0.08	—	8.19	3.28	1.05	0.94		0.94		2.74		66,983	92
12-31-10	6.90	0.15	•	1.15	1.30	0.19	—	—	0.19	—	8.01	19.22	1.04	0.94	†	0.94	†	2.07	†	3	19
Class S2
06-30-15	12.36	0.10	•	(0.09)	0.01	—	—	—	—	—	12.37	0.08	1.25	1.04		1.04		1.69		839	52
12-31-14	11.69	0.20	•	0.92	1.12	0.23	0.22	—	0.45	—	12.36	9.67	1.25	1.04		1.04		1.66		798	111
09-09-13(5)–12-31-13	10.74	0.05	•	0.92	0.97	0.02	—	—	0.02	—	11.69	9.06	1.26	1.06		1.06		1.33		3	104
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-15	9.87	0.03	•	0.01	0.04	—	—	—	—	—	9.91	0.41	1.03	0.88		0.88		0.54		33,366	172
12-31-14	9.88	0.07		(0.04)	0.03	0.04	—	—	0.04	—	9.87	0.31	1.03	0.88		0.88		0.57		36,335	433
12-31-13	9.92	0.03		0.01	0.04	0.08	—	—	0.08	—	9.88	0.36	1.03	0.88		0.88		0.35		40,656	527
12-31-12	9.88	0.03	•	0.09	0.12	0.08	—	—	0.08	—	9.92	1.19	1.03	0.88		0.88		0.35		35,265	644
12-31-11	10.15	0.11	•	(0.03)	0.08	0.35	—	—	0.35	—	9.88	0.79	1.03	0.88		0.88		1.07		24,671	370
12-31-10	10.27	0.14	•	0.16	0.30	0.42	—	—	0.42	—	10.15	2.97	1.02	0.87	†	0.87	†	1.36	†	9,294	434

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class I
06-30-15	10.13	0.06	•	0.02	0.08	—	—	—	—	—	10.21	0.79	0.28	0.28		0.28		1.14		151,674	172
12-31-14	10.14	0.12	•	(0.03)	0.09	0.10	—	—	0.10	—	10.13	0.88	0.28	0.28		0.28		1.17		143,860	433
12-31-13	10.17	0.10	•	(0.01)	0.09	0.12	—	—	0.12	—	10.14	0.90	0.28	0.28		0.28		0.94		110,389	527
12-31-12	10.10	0.09	•	0.09	0.18	0.11	—	—	0.11	—	10.17	1.81	0.28	0.28		0.28		0.90		229,471	644
12-31-11	10.32	0.18	•	(0.04)	0.14	0.36	—	—	0.36	—	10.10	1.35	0.28	0.28		0.28		1.73		32,131	370
12-31-10	10.38	0.29	•	0.07	0.36	0.42	—	—	0.42	—	10.32	3.52	0.27	0.27	†	0.27	†	2.77	†	60,020	434
Class S
06-30-15	10.19	0.05	•	0.01	0.06	—	—	—	—	—	10.25	0.59	0.53	0.53		0.53		0.89		103,235	172
12-31-14	10.19	0.10		(0.03)	0.07	0.07	—	—	0.07	—	10.19	0.69	0.53	0.53		0.53		0.92		105,215	433
12-31-13	10.21	0.08		(0.01)	0.07	0.09	—	—	0.09	—	10.19	0.71	0.53	0.53		0.53		0.69		117,451	527
12-31-12	10.14	0.07	•	0.08	0.15	0.08	—	—	0.08	—	10.21	1.50	0.53	0.53		0.53		0.71		134,099	644
12-31-11	10.35	0.15	•	(0.03)	0.12	0.33	—	—	0.33	—	10.14	1.16	0.53	0.53		0.53		1.45		155,919	370
12-31-10	10.42	0.24	•	0.08	0.32	0.39	—	—	0.39	—	10.35	3.13	0.52	0.52	†	0.52	†	2.32	†	179,330	434
Voya Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-15	15.54	0.04	•	0.08	0.12	—	—	—	—	—	15.66	0.77	1.48	1.32		1.32		0.50		1,389	25
12-31-14	14.72	0.09		1.99	2.08	0.11	1.15	—	1.26	—	15.54	14.66	1.48	1.32		1.32		0.60		1,690	44
12-31-13	11.38	0.09	•	3.30	3.39	0.05	—	—	0.05	—	14.72	29.80	1.50	1.33		1.33		0.67		1,541	105
12-31-12	10.46	0.10		0.94	1.04	0.12	—	—	0.12	—	11.38	9.93	1.48	1.33		1.32		0.95		1,268	43
12-31-11	11.12	0.10	•	(0.64)	(0.54)	0.12	—	—	0.12	—	10.46	(4.88)	1.48	1.33		1.33		0.92		1,003	12
12-31-10	9.74	0.08	•	1.42	1.50	0.12	—	—	0.12	—	11.12	15.41	1.48	1.33	†	1.33	†	0.74	†	611	19
Class I
06-30-15	15.63	0.09	•	0.08	0.17	—	—	—	—	—	15.80	1.09	0.73	0.72		0.72		1.13		311,769	25
12-31-14	14.79	0.18	•	2.00	2.18	0.19	1.15	—	1.34	—	15.63	15.31	0.73	0.72		0.72		1.20		262,017	44
12-31-13	11.42	0.17	•	3.33	3.50	0.13	—	—	0.13	—	14.79	30.66	0.75	0.73		0.73		1.28		316,869	105
12-31-12	10.50	0.17	•	0.93	1.10	0.18	—	—	0.18	—	11.42	10.50	0.73	0.73		0.72		1.54		29,086	43
12-31-11	11.16	0.18		(0.66)	(0.48)	0.18	—	—	0.18	—	10.50	(4.29)	0.73	0.73		0.73		1.49		29,839	12
12-31-10	9.73	0.13		1.43	1.56	0.13	—	—	0.13	—	11.16	16.13	0.73	0.73	†	0.73	†	1.37	†	34,623	19
Class S
06-30-15	15.64	0.07	•	0.09	0.16	—	—	—	—	—	15.80	1.02	0.98	0.97		0.97		0.85		69,766	25
12-31-14	14.81	0.13		2.01	2.14	0.16	1.15	—	1.31	—	15.64	14.99	0.98	0.97		0.97		0.95		68,942	44
12-31-13	11.44	0.14	•	3.32	3.46	0.09	—	—	0.09	—	14.81	30.29	1.00	0.98		0.98		1.02		56,868	105
12-31-12	10.51	0.14	•	0.94	1.08	0.15	—	—	0.15	—	11.44	10.29	0.98	0.98		0.97		1.29		47,686	43
12-31-11	11.17	0.15		(0.66)	(0.51)	0.15	—	—	0.15	—	10.51	(4.56)	0.98	0.98		0.98		1.23		50,748	12
12-31-10	9.74	0.11		1.43	1.54	0.11	—	—	0.11	—	11.17	15.85	0.98	0.98	†	0.98	†	1.12	†	61,972	19
Voya U.S. Stock Index Portfolio
Class ADV
06-30-15	14.32	0.09	•	0.03	0.12	—	—	—	—	—	14.44	0.84	1.02	0.80		0.80		1.28		126,533	5
12-31-14	14.26	0.17		1.58	1.75	0.20	1.49	—	1.69	—	14.32	12.77	1.02	0.80		0.80		1.26		122,012	7
12-31-13	11.27	0.16		3.34	3.50	0.20	0.31	—	0.51	—	14.26	31.40	1.02	0.80		0.80		1.32		105,584	9
12-31-12	10.23	0.18	•	1.34	1.52	0.17	0.31	—	0.48	—	11.27	15.15	1.02	0.80		0.80		1.59		67,287	7
12-31-11	10.76	0.14	•	0.02	0.16	0.18	0.51	—	0.69	—	10.23	1.30	1.01	0.79		0.79		1.37		27,415	21
12-31-10	9.56	0.13	•	1.21	1.34	0.14	—	—	0.14	—	10.76	14.06	1.01	0.79	†	0.79	†	1.29	†	10,554	24

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class I
06-30-15	14.68	0.13	•	0.03	0.16	—	—	—	—	—	14.84	1.09	0.27	0.27		0.27		1.81		4,218,101	5
12-31-14	14.57	0.26	•	1.61	1.87	0.27	1.49	—	1.76	—	14.68	13.37	0.27	0.27		0.27		1.79		4,186,235	7
12-31-13	11.50	0.24	•	3.40	3.64	0.26	0.31	—	0.57	—	14.57	32.04	0.27	0.27		0.27		1.85		4,322,478	9
12-31-12	10.41	0.23	•	1.39	1.62	0.22	0.31	—	0.53	—	11.50	15.79	0.27	0.27		0.27		2.05		4,207,241	7
12-31-11	10.92	0.19		0.02	0.21	0.21	0.51	—	0.72	—	10.41	1.81	0.26	0.26		0.26		1.84		3,855,696	21
12-31-10	9.66	0.18	•	1.24	1.42	0.16	—	—	0.16	—	10.92	14.74	0.26	0.26	†	0.26	†	1.79	†	3,645,772	24
Class S
06-30-15	14.59	0.11	•	0.04	0.15	—	—	—	—	—	14.74	1.03	0.52	0.51		0.51		1.56		71,627	5
12-31-14	14.49	0.23	•	1.60	1.83	0.24	1.49	—	1.73	—	14.59	13.11	0.52	0.51		0.51		1.55		57,095	7
12-31-13	11.44	0.20		3.39	3.59	0.23	0.31	—	0.54	—	14.49	31.75	0.52	0.51		0.51		1.61		37,259	9
12-31-12	10.36	0.20	•	1.38	1.58	0.19	0.31	—	0.50	—	11.44	15.48	0.52	0.51		0.51		1.80		25,865	7
12-31-11	10.87	0.16		0.03	0.19	0.19	0.51	—	0.70	—	10.36	1.58	0.51	0.50		0.50		1.61		27,133	21
12-31-10	9.62	0.15	•	1.23	1.38	0.13	—	—	0.13	—	10.87	14.42	0.51	0.50	†	0.50	†	1.54	†	24,781	24
Class S2
06-30-15	14.46	0.10	•	0.03	0.13	—	—	—	—	—	14.59	0.90	0.77	0.67		0.67		1.41		181,788	5
12-31-14	14.38	0.19		1.60	1.79	0.22	1.49	—	1.71	—	14.46	12.94	0.77	0.67		0.67		1.39		177,899	7
12-31-13	11.37	0.19	•	3.35	3.54	0.22	0.31	—	0.53	—	14.38	31.46	0.77	0.67		0.67		1.46		157,313	9
12-31-12	10.31	0.19	•	1.36	1.55	0.18	0.31	—	0.49	—	11.37	15.29	0.77	0.67		0.67		1.69		93,052	7
12-31-11	10.83	0.16	•	0.01	0.17	0.18	0.51	—	0.69	—	10.31	1.43	0.76	0.66		0.66		1.47		55,893	21
12-31-10	9.59	0.14	•	1.23	1.37	0.13	—	—	0.13	—	10.83	14.26	0.76	0.66	†	0.66	†	1.40	†	31,885	24
VY® Clarion Real Estate Portfolio
Class ADV
06-30-15	33.65	0.14		(2.47)	(2.33)	—	—	—	—	—	31.32	(6.92)	1.59	1.31		1.31		0.90		86,672	22
12-31-14	26.29	0.33	•	7.39	7.72	0.36	—	—	0.36	—	33.65	29.48	1.59	1.28		1.28		1.08		89,699	30
12-31-13	26.18	0.30	•	0.15	0.45	0.34	—	—	0.34	—	26.29	1.65	1.61	1.21		1.21		1.11		62,462	52
12-31-12	22.94	0.28	•	3.20	3.48	0.24	—	—	0.24	—	26.18	15.17	1.60	1.21		1.21		1.11		48,742	35
12-31-11	21.32	0.34	•	1.61	1.95	0.33	—	—	0.33	—	22.94	9.09	1.47	1.19		1.19		1.53		26,977	33
12-31-10	17.34	0.27	•	4.40	4.67	0.69	—	—	0.69	—	21.32	27.57	1.40	1.21	†	1.21	†	1.37	†	11,045	49
Class I
06-30-15	35.17	0.26	•	(2.60)	(2.34)	—	—	—	—	—	32.83	(6.65)	0.84	0.71		0.71		1.49		130,900	22
12-31-14	27.42	0.52	•	7.73	8.25	0.50	—	—	0.50	—	35.17	30.27	0.84	0.68		0.68		1.64		142,041	30
12-31-13	27.22	0.48	•	0.17	0.65	0.45	—	—	0.45	—	27.42	2.27	0.86	0.61		0.61		1.67		116,778	52
12-31-12	23.77	0.45	•	3.32	3.77	0.32	—	—	0.32	—	27.22	15.85	0.85	0.61		0.61		1.70		114,961	35
12-31-11	21.97	0.47	•	1.68	2.15	0.35	—	—	0.35	—	23.77	9.76	0.72	0.59		0.59		2.02		69,269	33
12-31-10	17.78	0.35	•	4.56	4.91	0.72	—	—	0.72	—	21.97	28.28	0.65	0.61	†	0.61	†	1.75	†	56,759	49
Class S
06-30-15	35.06	0.22	•	(2.59)	(2.37)	—	—	—	—	—	32.69	(6.76)	1.09	0.96		0.96		1.22		431,627	22
12-31-14	27.35	0.43	•	7.70	8.13	0.42	—	—	0.42	—	35.06	29.87	1.09	0.93		0.93		1.37		489,653	30
12-31-13	27.14	0.39	•	0.19	0.58	0.37	—	—	0.37	—	27.35	2.06	1.11	0.86		0.86		1.38		420,035	52
12-31-12	23.71	0.36	•	3.33	3.69	0.26	—	—	0.26	—	27.14	15.54	1.10	0.86		0.86		1.39		474,299	35
12-31-11	21.92	0.40	•	1.69	2.09	0.30	—	—	0.30	—	23.71	9.50	0.97	0.84		0.84		1.74		449,964	33
12-31-10	17.75	0.29	•	4.57	4.86	0.69	—	—	0.69	—	21.92	27.98	0.90	0.86	†	0.86	†	1.48	†	457,721	49

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY® Clarion Real Estate Portfolio (continued)
Class S2
06-30-15	34.85	0.19	•	(2.57)	(2.38)	—	—	—	—	—	32.47	(6.83)	1.34	1.11		1.11		1.08		25,167	22
12-31-14	27.18	0.38	•	7.76	8.05	0.38	—	—	0.38	—	34.85	29.74	1.34	1.08		1.08		1.21		28,313	30
12-31-13	26.99	0.35	•	0.18	0.53	0.34	—	—	0.34	—	27.18	1.87	1.36	1.01		1.01		1.25		25,796	52
12-31-12	23.59	0.33	•	3.30	3.63	0.23	—	—	0.23	—	26.99	15.38	1.35	1.01		1.01		1.25		26,559	35
12-31-11	21.82	0.37	•	1.67	2.04	0.27	—	—	0.27	—	23.59	9.31	1.22	0.99		0.99		1.61		22,854	33
12-31-10	17.68	0.26	•	4.54	4.80	0.66	—	—	0.66	—	21.82	27.75	1.15	1.01	†	1.01	†	1.33	†	21,179	49
VY® Franklin Income Portfolio
Class ADV
06-30-15	11.03	0.22	•	(0.37)	(0.15)	—	—	—	—	—	10.88	(1.36)	1.51	1.36		1.36		3.90		77,450	8
12-31-14	10.94	0.41	•	0.12	0.53	0.44	—	—	0.44	—	11.03	4.69	1.51	1.36		1.36		3.66		78,155	26
12-31-13	10.09	0.41	•	0.98	1.39	0.54	—	—	0.54	—	10.94	14.14	1.51	1.36		1.36		3.91		53,031	23
12-31-12	9.55	0.52	•	0.62	1.14	0.60	—	—	0.60	—	10.09	12.33	1.53	1.38		1.38		5.22		28,291	25
12-31-11	9.91	0.53	•	(0.31)	0.22	0.58	—	—	0.58	—	9.55	2.06	1.52	1.37		1.37		5.42		17,231	25
12-31-10	9.33	0.48	•	0.64	1.12	0.54	—	—	0.54	—	9.91	12.51	1.53	1.36	†	1.36	†	5.12	†	7,830	48
Class I
06-30-15	11.43	0.26	•	(0.37)	(0.11)	—	—	—	—	—	11.32	(0.96)	0.76	0.76		0.76		4.50		288,976	8
12-31-14	11.30	0.51	•	0.09	0.60	0.47	—	—	0.47	—	11.43	5.21	0.76	0.76		0.76		4.31		311,844	26
12-31-13	10.38	0.46		1.04	1.50	0.58	—	—	0.58	—	11.30	14.81	0.76	0.76		0.76		4.53		326,510	23
12-31-12	9.77	0.59	•	0.66	1.25	0.64	—	—	0.64	—	10.38	13.17	0.78	0.78		0.78		5.83		274,701	25
12-31-11	10.08	0.60	•	(0.32)	0.28	0.59	—	—	0.59	—	9.77	2.63	0.77	0.77		0.77		5.97		266,035	25
12-31-10	9.42	0.55	•	0.65	1.20	0.54	—	—	0.54	—	10.08	13.25	0.78	0.76	†	0.76	†	5.70	†	308,236	48
Class S
06-30-15	11.35	0.24	•	(0.36)	(0.12)	—	—	—	—	—	11.23	(1.06)	1.01	1.01		1.01		4.24		486,410	8
12-31-14	11.23	0.47	•	0.10	0.57	0.45	—	—	0.45	—	11.35	4.91	1.01	1.01		1.01		4.05		554,146	26
12-31-13	10.31	0.46	•	1.02	1.48	0.56	—	—	0.56	—	11.23	14.64	1.01	1.01		1.01		4.28		556,255	23
12-31-12	9.71	0.56	•	0.65	1.21	0.61	—	—	0.61	—	10.31	12.85	1.03	1.03		1.03		5.58		513,445	25
12-31-11	10.03	0.57	•	(0.32)	0.25	0.57	—	—	0.57	—	9.71	2.31	1.02	1.02		1.02		5.73		487,480	25
12-31-10	9.38	0.52	•	0.65	1.17	0.52	—	—	0.52	—	10.03	12.97	1.03	1.01	†	1.01	†	5.45	†	480,911	48
Class S2
06-30-15	11.32	0.23	•	(0.37)	(0.14)	—	—	—	—	—	11.18	(1.24)	1.26	1.16		1.16		4.08		9,053	8
12-31-14	11.20	0.45		0.10	0.55	0.43	—	—	0.43	—	11.32	4.79	1.26	1.16		1.16		3.91		10,975	26
12-31-13	10.29	0.45	•	1.00	1.45	0.54	—	—	0.54	—	11.20	14.40	1.26	1.16		1.16		4.14		10,543	23
12-31-12	9.69	0.52		0.68	1.20	0.60	—	—	0.60	—	10.29	12.73	1.28	1.18		1.18		5.42		10,258	25
12-31-11	10.01	0.54		(0.30)	0.24	0.56	—	—	0.56	—	9.69	2.20	1.27	1.17		1.17		5.58		8,994	25
12-31-10	9.36	0.49		0.66	1.15	0.50	—	—	0.50	—	10.01	12.80	1.28	1.16	†	1.16	†	5.30	†	8,986	48
VY® Franklin Mutual Shares Portfolio
Class ADV
06-30-15	11.34	0.09	•	0.13	0.22	—	—	—	—	—	11.56	1.94	1.58	1.30		1.30		1.64		9,267	19
12-31-14	10.69	0.31		0.43	0.74	0.09	—	—	0.09	—	11.34	6.91	1.53	1.37		1.37		2.68		10,458	20
12-31-13	8.47	0.13	•	2.18	2.31	0.09	—	—	0.09	—	10.69	27.31	1.53	1.38		1.38		1.29		10,045	25
12-31-12	7.58	0.11		0.89	1.00	0.11	—	—	0.11	—	8.47	13.29	1.54	1.39		1.39		1.28		6,922	26
12-31-11	7.95	0.12	•	(0.20)	(0.08)	0.29	—	—	0.29	—	7.58	(1.20)	1.53	1.38		1.38		1.55		6,443	32
12-31-10	7.20	0.18	•	0.62	0.80	0.05	—	—	0.05	—	7.95	11.15	1.53	1.38		1.38		2.46		3,717	34

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY® Franklin Mutual Shares Portfolio (continued)
Class I
06-30-15	11.62	0.13	•	0.12	0.25	—	—	—	—	—	11.87	2.15	0.83	0.70		0.70		2.25		277,949	19
12-31-14	10.93	0.38	•	0.45	0.83	0.14	—	—	0.14	—	11.62	7.61	0.78	0.77		0.77		3.34		299,043	20
12-31-13	8.65	0.19	•	2.22	2.41	0.13	—	—	0.13	—	10.93	28.01	0.78	0.78		0.78		1.89		316,256	25
12-31-12	7.72	0.15	•	0.93	1.08	0.15	—	—	0.15	—	8.65	14.14	0.79	0.79		0.79		1.87		261,909	26
12-31-11	8.06	0.17	•	(0.21)	(0.04)	0.30	—	—	0.30	—	7.72	(0.68)	0.78	0.78		0.78		2.16		256,398	32
12-31-10	7.25	0.23	•	0.63	0.86	0.05	—	—	0.05	—	8.06	11.91	0.78	0.78		0.78		3.08		292,796	34
Class S
06-30-15	11.59	0.12	•	0.11	0.23	—	—	—	—	—	11.82	1.98	1.08	0.95		0.95		2.00		194,079	19
12-31-14	10.90	0.35	•	0.46	0.81	0.12	—	—	0.12	—	11.59	7.38	1.03	1.02		1.02		3.07		205,573	20
12-31-13	8.63	0.16	•	2.22	2.38	0.11	—	—	0.11	—	10.90	27.67	1.03	1.03		1.03		1.64		211,149	25
12-31-12	7.70	0.13	•	0.93	1.06	0.13	—	—	0.13	—	8.63	13.86	1.04	1.04		1.04		1.62		184,345	26
12-31-11	8.04	0.15	•	(0.21)	(0.06)	0.28	—	—	0.28	—	7.70	(0.93)	1.03	1.03		1.03		1.91		185,698	32
12-31-10	7.24	0.21	•	0.62	0.83	0.03	—	—	0.03	—	8.04	11.54	1.03	1.03		1.03		2.84		209,719	34
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-15	19.83	0.03	•	0.76	0.79	—	—	—	—	—	20.62	3.98	1.60	1.45		1.44		0.27		109,636	20
12-31-14	20.05	(0.03)		1.55	1.52	0.04	1.70	—	1.74	—	19.83	7.94	1.60	1.45		1.45		(0.11)		101,728	42
12-31-13	14.94	0.02	•	5.66	5.68	0.13	0.44	—	0.57	—	20.05	38.52	1.61	1.46		1.46		0.13		85,366	41
12-31-12	12.65	0.13	•	2.18	2.31	0.02	—	—	0.02	—	14.94	18.24	1.63	1.48		1.48		0.91		36,780	39
12-31-11	12.90	0.00	*•	(0.20)	(0.20)	0.05	—	—	0.05	—	12.65	(1.60)	1.63	1.48		1.48		0.01		15,311	42
12-31-10	10.24	0.03	•	2.65	2.68	0.02	—	—	0.02	—	12.90	26.27	1.63	1.48	†	1.48	†	0.29	†	7,587	42
Class I
06-30-15	20.70	0.09	•	0.79	0.88	—	—	—	—	—	21.58	4.25	0.85	0.85		0.84		0.87		173,578	20
12-31-14	20.81	0.09		1.62	1.71	0.12	1.70	—	1.82	—	20.70	8.61	0.85	0.85		0.85		0.48		160,190	42
12-31-13	15.43	0.12		5.87	5.99	0.17	0.44	—	0.61	—	20.81	39.36	0.86	0.86		0.86		0.70		136,611	41
12-31-12	13.02	0.19	•	2.28	2.47	0.06	—	—	0.06	—	15.43	18.98	0.88	0.88		0.88		1.33		90,638	39
12-31-11	13.23	0.08		(0.22)	(0.14)	0.07	—	—	0.07	—	13.02	(1.07)	0.88	0.88		0.88		0.51		74,782	42
12-31-10	10.46	0.08		2.74	2.82	0.05	—	—	0.05	—	13.23	27.07	0.88	0.88	†	0.88	†	0.68	†	87,387	42
Class S
06-30-15	20.49	0.06	•	0.79	0.85	—	—	—	—	—	21.34	4.15	1.10	1.10		1.09		0.62		469,114	20
12-31-14	20.62	0.05		1.59	1.64	0.07	1.70	—	1.77	—	20.49	8.35	1.10	1.10		1.10		0.22		459,361	42
12-31-13	15.31	0.06		5.83	5.89	0.14	0.44	—	0.58	—	20.62	38.95	1.11	1.11		1.11		0.46		482,759	41
12-31-12	12.92	0.15	•	2.26	2.41	0.02	—	—	0.02	—	15.31	18.70	1.13	1.13		1.13		1.02		298,434	39
12-31-11	13.14	0.04		(0.21)	(0.17)	0.05	—	—	0.05	—	12.92	(1.34)	1.13	1.13		1.13		0.27		273,159	42
12-31-10	10.40	0.04		2.73	2.77	0.03	—	—	0.03	—	13.14	26.72	1.13	1.13	†	1.13	†	0.50	†	291,400	42
Class S2
06-30-15	20.32	0.05	•	0.77	0.82	—	—	—	—	—	21.14	4.04	1.35	1.25		1.24		0.48		47,333	20
12-31-14	20.45	0.02		1.59	1.61	0.04	1.70	—	1.74	—	20.32	8.24	1.35	1.25		1.25		0.07		48,220	42
12-31-13	15.19	0.05	•	5.76	5.81	0.11	0.44	—	0.55	—	20.45	38.73	1.36	1.26		1.26		0.29		51,463	41
12-31-12	12.82	0.13	•	2.24	2.37	0.00 *	—	—	0.00 *	—	15.19	18.50	1.38	1.28		1.28		0.90		39,862	39
12-31-11	13.03	0.02		(0.20)	(0.18)	0.03	—	—	0.03	—	12.82	(1.43)	1.38	1.28		1.28		0.12		35,316	42
12-31-10	10.31	0.04		2.69	2.73	0.01	—	—	0.01	—	13.03	26.53	1.38	1.28	†	1.28	†	0.28	†	38,636	42

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Global Growth Portfolio
Class ADV
06-30-15	15.08	0.15	•	(0.02)	0.13	—	—	—	—	—	15.21	0.86	1.65	1.50	1.50	1.92	6	11
12-31-14	15.70	0.30		(0.78)	(0.48)	0.14	—	—	0.14	—	15.08	(3.11)	1.64	1.49	1.49	1.89	6	18
12-31-13	12.23	0.12		3.54	3.66	0.19	—	—	0.19	—	15.70	30.13	1.64	1.49	1.49	0.89	6	12
12-31-12	10.32	0.17	•	1.97	2.14	0.23	—	—	0.23	—	12.23	21.16	1.66	1.51	1.51	1.53	5	14
12-31-11	11.12	0.17		(0.84)	(0.67)	0.13	—	—	0.13	—	10.32	(6.25)	1.65	1.50	1.49	1.57	1	22
12-31-10	10.52	0.12		0.61	0.73	0.13	—	—	0.13	—	11.12	7.14	1.65	1.50	1.49	1.16	1	7
Class I
06-30-15	15.40	0.20	•	(0.02)	0.18	—	—	—	—	—	15.58	1.17	0.90	0.90	0.90	2.49	278,169	11
12-31-14	16.02	0.40	•	(0.79)	(0.39)	0.23	—	—	0.23	—	15.40	(2.56)	0.89	0.89	0.89	2.47	298,762	18
12-31-13	12.46	0.21	•	3.61	3.82	0.26	—	—	0.26	—	16.02	30.96	0.89	0.89	0.89	1.50	319,415	12
12-31-12	10.45	0.22	•	2.04	2.26	0.25	—	—	0.25	—	12.46	22.01	0.91	0.91	0.91	1.97	265,785	14
12-31-11	11.25	0.26		(0.86)	(0.60)	0.20	—	—	0.20	—	10.45	(5.49)	0.90	0.90	0.89	2.19	257,173	22
12-31-10	10.61	0.18		0.65	0.83	0.19	—	—	0.19	—	11.25	8.04	0.90	0.90	0.89	1.68	292,127	7
Class S
06-30-15	15.46	0.18	•	(0.02)	0.16	—	—	—	—	—	15.62	1.03	1.15	1.15	1.15	2.25	238,351	11
12-31-14	16.08	0.36	•	(0.79)	(0.43)	0.19	—	—	0.19	—	15.46	(2.77)	1.14	1.14	1.14	2.25	257,772	18
12-31-13	12.51	0.18	•	3.62	3.80	0.23	—	—	0.23	—	16.08	30.62	1.14	1.14	1.14	1.25	307,054	12
12-31-12	10.48	0.20	•	2.04	2.24	0.21	—	—	0.21	—	12.51	21.76	1.16	1.16	1.16	1.72	255,663	14
12-31-11	11.28	0.22	•	(0.84)	(0.62)	0.18	—	—	0.18	—	10.48	(5.71)	1.15	1.15	1.14	1.96	239,463	22
12-31-10	10.64	0.15	•	0.65	0.80	0.16	—	—	0.16	—	11.28	7.75	1.15	1.15	1.14	1.43	298,922	7
Class S2
06-30-15	15.34	0.16	•	(0.01)	0.15	—	—	—	—	—	15.49	0.98	1.40	1.30	1.30	2.08	4,290	11
12-31-14	15.97	0.34	•	(0.80)	(0.46)	0.17	—	—	0.17	—	15.34	(2.98)	1.39	1.29	1.29	2.12	4,879	18
12-31-13	12.43	0.16	•	3.59	3.75	0.21	—	—	0.21	—	15.97	30.46	1.39	1.29	1.29	1.10	5,901	12
12-31-12	10.42	0.18	•	2.03	2.21	0.20	—	—	0.20	—	12.43	21.53	1.41	1.31	1.31	1.57	4,626	14
12-31-11	11.21	0.20	•	(0.83)	(0.63)	0.16	—	—	0.16	—	10.42	(5.78)	1.40	1.30	1.29	1.82	3,900	22
12-31-10	10.58	0.14		0.64	0.78	0.15	—	—	0.15	—	11.21	7.56	1.40	1.30	1.29	1.28	4,733	7

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-eight active separate investment series. The eleven series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), VY® Franklin Income Portfolio (“Franklin Income”), VY® Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY® Templeton Global Growth Portfolio (“Templeton Global Growth”), each a diversified series of the Trust. Prior to January 30, 2015, Clarion Real Estate was a non-diversified series of the Trust. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”), and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Effective May 1, 2015, for Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income, DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

On close of business August 14, 2015, Franklin Mutual Shares merged into Large Cap Value.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, will be declared and paid annually by High Yield. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2015, Franklin Mutual Shares had not entered into any Master Agreements with its counterparties. Please refer to the table following the Summary Portfolio of Investment for open forward foreign currency contracts subject to counterparty credit risk at June 30, 2015.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

For the period ended June 30, 2015, Franklin Mutual Shares entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. During the period ended June 30, 2015, Franklin Mutual Shares had an average contract amount on forward foreign currency contracts to buy and sell of $9,097,654 and $66,933,130, respectively. Please refer to the Summary Portfolio of Investments for Franklin Mutual Shares for open forward foreign currency contracts at June 30, 2015.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2015, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the six months ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2015.

	Purchased	Sold
Limited Maturity Bond	$61,582,408	$28,068,607
U.S. Stock Index	49,671,320	—
JPMorgan Small Cap Core Equity	9,756,030	—

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2015, Limited Maturity Bond had purchased interest rate swaptions to manage its duration strategy. There were no open purchased interest rate swaptions at June 30, 2015. Please refer to Note 10 for the volume of purchased options for Limited Maturity Bond.

K.  Equity-Linked Securities. Franklin Income invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked securities is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked security on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked security. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Summary Portfolio of Investments for open equity-linked securities at June 30, 2015.

L.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2015.

M.  Securities Lending. The Portfolios may loan up to 33-1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

O.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
High Yield	$146,850,571	$174,665,933
Large Cap Growth	2,243,812,985	2,698,678,464
Large Cap Value	884,296,447	1,038,716,863
Limited Maturity Bond	51,024,439	67,635,502
Multi-Manager Large Cap Core	129,079,644	83,966,768
U.S. Stock Index	239,890,368	260,260,613
Clarion Real Estate	161,614,194	191,617,323
Franklin Income	74,257,690	233,053,765
Franklin Mutual Shares	88,919,025	133,615,294
JPMorgan Small Cap Core Equity	151,620,670	158,628,103
Templeton Global Growth	62,005,100	93,008,034

U.S. government securities not included above were as follows:

	Purchases	Sales
Limited Maturity Bond	$433,009,684	$415,306,025

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Large Cap Growth	0.55% on the first $5.5 billion; 0.52% on the next $1.5 billion; and 0.50% thereafter
Large Cap Value	0.65% on the first $500 million; and 0.60% on the amount in excess of $500 million
Clarion Real Estate	0.75% on the first $200 million; 0.70% on the next $550 million; and 0.65% on the amount in excess of $750 million
Franklin Income	0.65% on the first $500 million; and 0.60% on the amount in excess of $500 million

Also, prior to May 1, 2015, Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for these Portfolios’ operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of the Management Agreement and Administrative Agreement for Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement for Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
Large Cap Growth(1)	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; and 0.70% on the amount in excess of $500 million
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million
Franklin Income	0.75% on the first $500 million; and 0.70% on the amount in excess of $500 million

(1)	Effective May 1, 2015, additional breakpoints were incorporated.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
Multi-Manager Large Cap Core	0.725% on the first $500 million; 0.675% on the next $500 million; 0.625% on the amount in excess of $1 billion
U.S. Stock Index	0.260%
Franklin Mutual Shares	0.780% on the first $4 billion; 0.750% on the next $1 billion; 0.730% on the next $1 billion; 0.710% on the next $1 billion; 0.690% on the amount in excess of $7 billion

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.760% on the amount in excess of $500 million

(1)	The assets of Limited Maturity Bond are aggregated with those of Voya Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

The Investment Adviser has contractually agreed to waive a portion of the advisory fee for High Yield, Large Cap Value, Multi-Manager Large Cap Core and Clarion Real Estate in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows:

Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate)

For the period ended June 30, 2015, the Investment Adviser waived $56,675, $103,071, $12,784 and $148,164 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, and Clarion Real Estate respectively. Termination or modification of these obligations requires approval by the Board.

The Trust and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
Multi-Manager Large Cap Core	Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
Franklin Mutual Shares	Franklin Mutual Advisers, LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each respective Portfolio that offers Class S2 shares has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to the Distributor at an annual rate of 0.25% of the average daily net assets. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Pursuant to a side agreement, the Distributor agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of these obligations requires approval by the Board.

Class ADV shares of the respective Portfolios have a Rule 12b-1 Shareholder Service and Distribution Plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. Pursuant to a side agreement the Distributor agreed to waive 0.22% of the distribution fee for Class ADV shares of U.S. Stock Index. Termination or modification of these obligations requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended June 30, 2015, Franklin Mutual Shares incurred $126,100 of proxy and solicitation costs associated with the proposed merger with and into Large Cap Value. The Investment Adviser reimbursed the Portfolio for these costs.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	8.61%
	JPMorgan Small Cap Core Equity	7.50
Security Life of Denver Insurance Company	Limited Maturity Bond	9.22

Voya Institutional Trust Company	High Yield	12.73
	Large Cap Growth	9.62
	Large Cap Value	13.62
	Limited Maturity Bond	11.93
	Clarion Real Estate	16.22
	Franklin Income	9.24
	JPMorgan Small Cap Core Equity	17.28

Voya Insurance and Annuity Company	High Yield	58.64
	Large Cap Growth	57.32
	Large Cap Value	54.81
	Limited Maturity Bond	14.16
	Multi-Manager Large Cap Core	17.34
	Clarion Real Estate	34.35
	Franklin Income	54.62
	Franklin Mutual Shares	39.10
	JPMorgan Small Cap Core Equity	41.47
	Templeton Global Growth	44.47

Voya Retirement Growth Portfolio	U.S. Stock Index	24.68

Voya Retirement	High Yield	24.50
Insurance and	Large Cap Growth	21.96
Annuity Company	Large Cap Value	24.72
	Multi-Manager Large Cap Core	7.36
	U.S. Stock Index	19.45
	Clarion Real Estate	37.90
	JPMorgan Small Cap Core Equity	28.33

Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	16.41

Voya Retirement Moderate Portfolio	U.S. Stock Index	7.27

Voya Solution 2015 Portfolio	Multi-Manager Large Cap Core	5.64

Voya Solution 2025 Portfolio	Multi-Manager Large Cap Core	14.56

Voya Solution 2035 Portfolio	Multi-Manager Large Cap Core	27.24

Voya Solution 2045 Portfolio	Multi-Manager Large Cap Core	19.00

VY® Franklin Templeton	Franklin Income	32.03
Founding Strategy	Franklin Mutual Shares	57.49
Portfolio	Templeton Global Growth	53.08

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2015, the following Portfolio had the below payable included in other accrued expenses and liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Clarion Real Estate	Postage	$43,790

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into written expense limitation agreements with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Large Cap Growth(1)(2)	1.27%	0.67%	0.92%	1.07%
Large Cap Value(3)	1.29%	0.69%	0.94%	1.09%
Clarion Real Estate	1.35%	0.75%	1.00%	1.15%
Franklin Income	1.39%	0.79%	1.04%	1.19%
Franklin Mutual Shares(4)	N/A	N/A	N/A	N/A

(1)	Prior to May 1, 2015, the expense limits for Large Cap Growth were 1.20%, 0.60%, 0.85%, and 1.00% for Class ADV, Class I, Class S, and Class S2, respectively.

(2)	Pursuant to a side letter agreement effective May 1, 2015 through July 14, 2015, the Investment Adviser has further lowered the expense limits for Large Cap Growth to 1.24%, 0.64%, 0.89%, and 1.04% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)	Pursuant to a side letter agreement, through June 19, 2016, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(4)	Pursuant to a side letter agreement effective January 1, 2015 through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses for Franklin Mutual Shares so that the expense limits are 1.30%, 0.70% and 0.95% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Prior to January 1, 2015, pursuant to a side letter agreement, the Investment Adviser had agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits were 1.37%, 0.77% and 1.02% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement were not eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2016	2017	2018	Total
Large Cap Value	$405,907	$73,028	$—	$478,935
Clarion Real Estate	1,363,991	1,225,111	643,006	3,232,108

The expense limitation agreement is contractual through May 1, 2016, except for Large Cap Value which is through May 1, 2017, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2015, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Growth	1	$3,235,000	1.11%
Large Cap Value	4	10,937,500	1.12
Limited Maturity Bond	1	4,834,000	1.13
U.S. Stock Index	7	1,697,286	1.12
Franklin Income	3	2,571,000	1.13
Templeton Global Growth	9	1,474,444	1.13

NOTE 10 — PURCHASED OPTIONS

Transactions in purchased interest rate swaptions for Limited Maturity Bond during the period ended June 30, 2015 were as follows:

	USD Notional	Cost
Balance at 12/31/14	16,595,000	$76,337
Options Expired	(16,595,000)	(76,337)
Balance at 06/30/15	—	$—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield
Class ADV
6/30/2015	215,523	—	285,324	(1,207,807)	(706,960)	2,209,868	—	2,920,600	(12,321,916)	(7,191,448)
12/31/2014	1,172,161	—	628,961	(1,874,101)	(72,979)	12,392,700	—	6,641,564	(19,750,942)	(716,678)
Class I
6/30/2015	284,255	—	174,741	(758,749)	(299,753)	2,907,358	—	1,789,284	(7,738,108)	(3,041,466)
12/31/2014	2,807,044	—	352,216	(5,245,531)	(2,086,271)	29,926,386	—	3,718,552	(55,825,467)	(22,180,529)
Class S
6/30/2015	1,965,885	—	1,627,213	(6,938,488)	(3,345,390)	20,084,721	—	16,651,329	(70,824,029)	(34,087,979)
12/31/2014	6,913,248	—	3,815,061	(17,463,735)	(6,735,426)	73,357,648	—	40,301,990	(183,426,710)	(69,767,072)
Class S2
6/30/2015	53,722	—	17,930	(166,697)	(95,045)	550,465	—	183,762	(1,709,772)	(975,545)
12/31/2014	191,872	—	39,111	(185,512)	45,471	2,035,255	—	413,570	(1,973,197)	475,628
Large Cap Growth
Class ADV
6/30/2015	602,042	—	—	(9,820,143)	(9,218,101)	11,866,799	—	—	(194,806,494)	(182,939,695)
12/31/2014	1,684,617	1,202,100	10,389,703	(22,618,737)	(9,342,317)	30,690,772	21,479,691	186,391,263	(416,690,011)	(178,128,285)
Class I
6/30/2015	4,189,869	—	—	(6,479,150)	(2,289,281)	87,326,495	—	—	(134,648,330)	(47,321,835)
12/31/2014	10,161,503	12,810,368	6,085,190	(14,375,586)	14,681,475	195,211,587	240,413,785	114,644,972	(275,962,124)	274,308,220
Class S
6/30/2015	653,587	—	—	(10,960,922)	(10,307,335)	13,433,958	—	—	(224,305,844)	(210,871,886)
12/31/2014	1,969,033	61,351,290	5,676,683	(24,694,980)	44,302,026	37,064,769	1,133,752,594	105,302,467	(467,020,664)	809,099,166
Class S2
6/30/2015	176,072	—	—	(489,495)	(313,423)	3,596,268	—	—	(9,907,168)	(6,310,900)
12/31/2014	513,338	1,488,656	230,934	(659,314)	1,573,614	9,676,795	27,381,212	4,265,356	(12,296,942)	29,026,421
Large Cap Value
Class ADV
6/30/2015	271,695	—	—	(419,310)	(147,615)	3,401,862	—	—	(5,200,751)	(1,798,889)
12/31/2014	334,346	4,921,353	86,214	(1,074,838)	4,267,075	4,058,104	59,998,439	1,066,849	(12,936,686)	52,186,706
Class I
6/30/2015	1,916,146	—	—	(3,271,538)	(1,355,392)	24,244,716	—	—	(41,443,585)	(17,198,869)
12/31/2014	8,897,674	446,072	1,850,810	(7,017,574)	4,176,982	108,869,097	5,519,604	23,046,995	(85,514,913)	51,920,783
Class S
6/30/2015	308,260	—	—	(9,945,390)	(9,637,130)	3,809,414	—	—	(124,723,709)	(120,914,295)
12/31/2014	1,322,570	52,374,478	2,256,434	(21,485,671)	34,467,811	15,997,329	641,082,194	27,873,887	(261,060,126)	423,893,284
Class S2
6/30/2015	11,569	—	—	(8,275)	3,294	143,559	—	—	(104,187)	39,372
12/31/2014	28,430	45,372	1,381	(10,915)	64,268	336,931	554,882	17,082	(128,938)	779,957
Limited Maturity Bond
Class ADV
6/30/2015	293,598	—	—	(610,144)	(316,546)	2,910,298	—	—	(6,045,593)	(3,135,295)
12/31/2014	617,411	—	15,930	(1,066,941)	(433,600)	6,106,355	—	157,232	(10,554,648)	(4,291,061)
Class I
6/30/2015	1,517,159	—	—	(859,214)	657,945	15,421,171	—	—	(8,743,532)	6,677,639
12/31/2014	5,908,837	—	123,921	(2,722,122)	3,310,636	59,930,542	—	1,252,835	(27,602,712)	33,580,665
Class S
6/30/2015	612,531	—	—	(871,509)	(258,978)	6,272,990	—	—	(8,922,258)	(2,649,268)
12/31/2014	797,267	—	74,072	(2,069,170)	(1,197,831)	8,146,913	—	754,053	(21,130,589)	(12,229,623)
Multi-Manager Large Cap Core
Class ADV
6/30/2015	325	—	—	(20,437)	(20,112)	5,084	—	—	(322,526)	(317,442)
12/31/2014	34,544	—	8,172	(38,617)	4,099	510,486	—	120,353	(580,045)	50,794
Class I
6/30/2015	5,375,672	—	—	(2,412,837)	2,962,835	84,951,998	—	—	(38,202,729)	46,749,269
12/31/2014	1,942,328	—	1,542,240	(8,139,677)	(4,655,109)	28,684,998	—	22,986,630	(120,811,254)	(69,139,626)
Class S
6/30/2015	810,097	—	—	(801,487)	8,610	12,639,869	—	—	(12,752,535)	(112,666)
12/31/2014	1,137,134	—	315,067	(884,019)	568,182	17,305,635	—	4,695,842	(13,242,979)	8,758,498

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
U.S. Stock Index
Class ADV
6/30/2015	888,172	—	—	(645,100)	243,072	12,876,911	—	—	(9,360,436)	3,516,475
12/31/2014	1,385,245	—	960,326	(1,229,402)	1,116,169	19,691,185	—	13,336,548	(17,342,794)	15,684,939
Class I
6/30/2015	20,234,604	—	—	(21,173,780)	(939,176)	301,759,378	—	—	(315,991,192)	(14,231,814)
12/31/2014	50,399,260	—	36,821,832	(98,739,510)	(11,518,418)	745,972,851	—	525,612,993	(1,430,311,262)	(158,725,418)
Class S
6/30/2015	1,368,659	—	—	(420,270)	948,389	20,389,817	—	—	(6,185,196)	14,204,621
12/31/2014	1,963,343	—	485,005	(1,106,637)	1,341,711	28,283,110	—	6,870,530	(15,918,423)	19,235,217
Class S2
6/30/2015	1,122,586	—	—	(964,992)	157,594	16,419,503	—	—	(14,154,979)	2,264,524
12/31/2014	3,039,787	—	1,363,675	(3,038,424)	1,365,038	43,824,767	—	19,140,785	(43,332,823)	19,632,729
Clarion Real Estate
Class ADV
6/30/2015	346,242	—	—	(244,668)	101,574	11,963,007	—	—	(8,291,197)	3,671,810
12/31/2014	644,748	—	29,108	(383,620)	290,236	19,688,311	—	900,882	(11,678,730)	8,910,463
Class I
6/30/2015	925,251	—	—	(977,113)	(51,862)	33,155,750	—	—	(35,101,829)	(1,946,079)
12/31/2014	1,010,845	—	63,006	(1,293,066)	(219,215)	31,948,209	—	2,032,561	(40,803,309)	(6,822,539)
Class S
6/30/2015	623,047	—	—	(1,385,544)	(762,497)	22,646,992	—	—	(49,129,586)	(26,482,594)
12/31/2014	1,094,827	—	193,094	(2,683,405)	(1,395,484)	34,508,808	—	6,217,614	(84,792,641)	(44,066,219)
Class S2
6/30/2015	47,461	—	—	(84,812)	(37,351)	1,666,706	—	—	(3,028,848)	(1,362,142)
12/31/2014	79,932	—	10,498	(226,886)	(136,456)	2,492,045	—	336,249	(7,149,195)	(4,320,901)
Franklin Income
Class ADV
6/30/2015	435,839	—	—	(406,759)	29,080	4,848,154	—	—	(4,525,724)	322,430
12/31/2014	2,859,037	—	252,145	(869,924)	2,241,258	32,576,578	—	2,884,535	(9,785,370)	25,675,743
Class I
6/30/2015	811,735	—	—	(2,554,115)	(1,742,380)	9,408,368	—	—	(29,421,237)	(20,012,869)
12/31/2014	2,339,896	—	1,125,590	(5,089,882)	(1,624,396)	27,353,212	—	13,315,733	(59,126,976)	(18,458,031)
Class S
6/30/2015	323,753	—	—	(5,798,857)	(5,475,104)	3,693,600	—	—	(66,570,143)	(62,876,543)
12/31/2014	4,153,527	—	1,876,461	(6,776,472)	(746,484)	48,699,799	—	22,067,182	(78,316,090)	(7,549,109)
Class S2
6/30/2015	14,932	—	—	(174,996)	(160,064)	170,709	—	—	(2,004,577)	(1,833,868)
12/31/2014	161,503	—	34,923	(168,656)	27,770	1,881,901	—	409,992	(1,947,875)	344,018
Franklin Mutual Shares
Class ADV
6/30/2015	3,715	—	—	(123,838)	(120,123)	43,053	—	—	(1,431,538)	(1,388,485)
12/31/2014	176,988	—	7,669	(202,277)	(17,620)	1,964,011	—	87,813	(2,259,404)	(207,580)
Class I
6/30/2015	379,313	—	—	(2,706,664)	(2,327,351)	4,617,546	—	—	(32,296,530)	(27,678,984)
12/31/2014	1,320,366	—	342,896	(4,853,283)	(3,190,021)	14,753,081	—	4,008,454	(55,562,407)	(36,800,872)
Class S
6/30/2015	530,836	—	—	(1,860,806)	(1,329,970)	6,388,342	—	—	(21,992,719)	(15,604,377)
12/31/2014	1,109,616	—	182,263	(2,912,037)	(1,620,158)	12,688,343	—	2,127,011	(32,901,572)	(18,086,218)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2015	410,502	—	—	(221,709)	188,793	8,372,771	—	—	(4,520,463)	3,852,308
12/31/2014	954,535	—	427,076	(510,978)	870,633	18,705,657	—	8,105,912	(9,836,528)	16,975,041
Class I
6/30/2015	687,132	—	—	(382,838)	304,294	14,524,454	—	—	(8,198,684)	6,325,770
12/31/2014	1,710,147	—	659,321	(1,196,979)	1,172,489	34,679,061	—	13,021,587	(24,112,503)	23,588,145
Class S
6/30/2015	1,579,964	—	—	(2,011,678)	(431,714)	33,286,039	—	—	(42,229,320)	(8,943,281)
12/31/2014	3,390,993	—	2,005,550	(6,391,187)	(994,644)	68,780,688	—	39,268,673	(127,971,155)	(19,921,794)
Class S2
6/30/2015	81,177	—	—	(215,524)	(134,347)	1,687,622	—	—	(4,532,062)	(2,844,440)
12/31/2014	173,263	—	207,029	(522,892)	(142,600)	3,448,375	—	4,020,501	(10,418,936)	(2,950,060)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Templeton Global Growth
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	4	—	4	—	—	57	—	57
Class I
6/30/2015	539,036	—	—	(2,083,532)	(1,544,496)	8,399,808	—	—	(33,194,435)	(24,794,627)
12/31/2014	2,012,542	—	267,975	(2,819,418)	(538,901)	31,866,270	—	4,416,230	(45,081,378)	(8,798,878)
Class S
6/30/2015	29,579	—	—	(1,444,260)	(1,414,681)	474,226	—	—	(22,868,070)	(22,393,844)
12/31/2014	946,363	—	204,908	(3,568,525)	(2,417,254)	15,345,009	—	3,391,229	(57,286,240)	(38,550,002)
Class S2
6/30/2015	2,258	—	—	(43,333)	(41,075)	35,025	—	—	(687,556)	(652,531)
12/31/2014	42,876	—	3,653	(98,114)	(51,585)	696,149	—	60,057	(1,581,978)	(825,772)

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:

High Yield

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$10,249,100	$(10,249,100)	$—
BNP Prime Brokerage, Inc.	619,242	(619,242)	—
Citigroup Global Markets Inc.	1,614,610	(1,614,610)	—
Credit Suisse Securities (USA) LLC	969,943	(969,943)	—
Deutsche Bank Securities Inc.	1,937,500	(1,937,500)	—
First Clearing, LLC	87,854	(87,854)	—
Goldman Sachs & Co.	817,302	(817,302)	—
HSBC Securities (USA) Inc.	38,836	(38,836)	—
J.P. Morgan Securities LLC	31,390	(31,390)	—
JP Morgan Clearing Corp	1,772,534	(1,772,534)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	237,781	(237,781)	—
Morgan Stanley & Co. LLC	33,151	(33,151)	—
RBC Capital Markets, LLC	2,770,475	(2,770,475)	—
UBS Securities, LLC	1,461,801	(1,461,801)	—
Total	$22,641,519	$(22,641,519)	$—

(1)	Collateral with a fair value of $23,749,591 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

Large Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$16,088,450	$(16,088,450)	$—
Total	$16,088,450	$(16,088,450)	$—

(1)	Collateral with a fair value of $16,412,270 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$365,133	$(365,133)	$—
Goldman Sachs & Co.	704,283	(704,283)	—
Total	$1,069,416	$(1,069,416)	$—

(1)	Collateral with a fair value of $1,098,324 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,776	$(4,776)	$—
Goldman Sachs & Co.	14,542	(14,542)	—
HSBC Bank PLC	791,869	(791,869)	—
JP Morgan Clearing Corp	2,503,229	(2,503,229)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	732,278	(732,278)	—
Morgan Stanley & Co. LLC	288,089	(288,089)	—
National Financial Services LLC	716,474	(716,474)	—
RBC Capital Markets, LLC	110,484	(110,484)	—
Scotia Capital (USA) INC	257,796	(257,796)	—
SG Americas Securities, LLC	629,373	(629,373)	—
Total	$6,048,909	$(6,048,909)	$—

(1)	Collateral with a fair value of $6,233,824 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Franklin Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$11,995,081	$(11,995,081)	$—
BNP Prime Brokerage, Inc.	430,321	(430,321)	—
Citigroup Global Markets Inc.	2,394,046	(2,394,046)	—
Credit Suisse Securities (USA) LLC	5,636,641	(5,636,641)	—
Goldman Sachs & Company	9,316,062	(9,316,062)	—
J.P. Morgan Securities LLC	128,719	(128,719)	—
Janney Montgomery Scott LLC	71,468	(71,468)	—
JP Morgan Clearing Corp	1,639,277	(1,639,277)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	9,079,705	(9,079,705)	—
Morgan Stanley & Co. LLC	1,833,542	(1,833,542)	—
Nomura Securities International, Inc.	1,748,195	(1,748,195)	—
RBC Capital Markets, LLC	153,731	(153,731)	—
UBS Securities, LLC	3,255,033	(3,255,033)	—
Total	$47,681,820	$(47,681,820)	$—

(1)	Collateral with a fair value of $48,784,575 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,569,419	$(1,569,419)	$—
BMO Capital Markets Corp	51,409	(51,409)	—
BNP Prime Brokerage, Inc.	77,162	(77,162)	—
Citadel Clearing LLC	276,152	(276,152)	—
Citadel Securities LLC	26,085	(26,085)	—
Citigroup Global Markets Inc.	732,364	(732,364)	—
Commerz Markets LLC	23,952	(23,952)	—
Credit Suisse Securities (USA) LLC	1,254,060	(1,254,060)	—
Deutsche Bank Securities Inc.	2,338,031	(2,338,031)	—
Goldman Sachs & Company	4,522,694	(4,522,694)	—
HSBC Bank PLC	1,046,332	(1,046,332)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	940,796	(940,796)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

JPMorgan Small Cap Core Equity (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities (continued) USA Inc.	$2,210	$(2,210)	$—
Morgan Stanley & Co. LLC	9,505,901	(9,505,901)	—
RBC Capital Markets, LLC	1,594	(1,594)	—
RBC Dominion Securities Inc	387,919	(387,919)	—
Scotia Capital (USA) INC	488,308	(488,308)	—
SG Americas Securities, LLC	1,427,884	(1,427,884)	—
UBS Securities LLC.	807,929	(807,929)	—
Wells Fargo Securities LLC	783	(783)	—
Total	$25,480,985	$(25,480,985)	$—

(1)	Collateral with a fair value of $26,150,686 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Global Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$3,509,685	$(3,509,685)	$—
JP Morgan Clearing Corp	3,483,694	(3,483,694)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,399,954	(1,399,954)	—
Morgan Stanley & Co. LLC	3,722,593	(3,722,593)	—
Nomura Securities International, Inc.	177,200	(177,200)	—
RBC Capital Markets, LLC	144,300	(144,300)	—
Total	$12,437,427	$(12,437,427)	$—

(1)	Collateral with a fair value of $12,923,801 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment by Funds-of-Funds (Multi-Manager Large Cap Core, U.S. Stock Index, Franklin Mutual Shares and Templeton Global Growth). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of a Portfolio may be purchased by other investment companies. In some cases an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies it will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — REORGANIZATIONS

On July 18, 2014, Large Cap Growth (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for each of VY® BlackRock Health Sciences Opportunities Portfolio (“Acquired 1 Portfolio”) , VY® BlackRock Large Cap Growth Portfolio (“Acquired 2 Portfolio”) and VY® Marsico Growth Portfolio (“Acquired 3

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Portfolio”), collectively, “Acquired Portfolios,” each an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolios, voting separately, on June 19, 2014. The transaction was intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, the Acquired Portfolios were expected to benefit from a reduction in gross and net expenses as shareholders of Large Cap Growth. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net investment income	$20,096,890
Net realized and unrealized gain on investments	$827,601,423
Net increase in net assets resulting from operations	$847,698,313

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since July 18, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
Acquired 1 Portfolio	$452,371	$5,388,973	$0	$10,684	0.6847
Acquired 2 Portfolio	$407,544	$5,388,973	$0	$34,788	0.6717
Acquired 2 Portfolio	$563,112	$5,388,973	$0	$20,267	1.0239

The net assets of the Acquiring Portfolio after the acquisition were $6,812,000,089.

On July 18, 2014, Large Cap Value (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for VY® MFS Utilities Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on June 19, 2014. The transaction was intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, VY® MFS Utilities Portfolio was expected to benefit from a reduction in gross and net expenses as shareholders of Large Cap Value. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net investment income	$41,345,535
Net realized and unrealized gain on investments	$179,099,881
Net increase in net assets resulting from operations	$220,445,416

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 18, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$707,155	$1,192,365	$0	$5,785	1.1576

The net assets of the Acquiring Portfolio after the acquisition were $1,899,520,075.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	Ordinary Income	Ordinary Income	Long-term Capital Gains
High Yield	$21,544,975	$51,211,434	$—
Large Cap Growth	—	168,923,673	241,680,385
Large Cap Value	—	31,034,421	20,970,477
Limited Maturity Bond	—	2,164,120	—
Multi-Manager Large Cap Core	—	9,594,813	18,208,012
U.S. Stock Index	—	91,444,238	473,516,618
Clarion Real Estate	—	9,487,306	—
Franklin Income	—	38,677,442	—
Franklin Mutual Shares	—	6,223,278	—
JPMorgan Small Cap Core Equity	—	15,078,549	49,338,124
Templeton Global Growth	—	7,867,573	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
High Yield	$9,457,851	$—	$(16,050,288)	$(18,671,568)	Short-term	2017
Large Cap Growth	38,658,088	627,558,184	1,229,855,190	—	—	—
Large Cap Value	20,757,810	66,339,268	153,315,686	(17,849,107)*	Short-term	2017
Limited Maturity Bond	2,983,656	—	(489,010)	(5,567,325)	Short-term	2017
Multi-Manager Large Cap Core	9,157,224	14,474,477	52,888,477	—	—	—
U.S. Stock Index	18,465,051	390,370,623	1,622,896,822	—	—	—
Clarion Real Estate	9,673,336	—	147,421,067	(130,142,752)	Short-term	2017
Franklin Income	40,798,553	—	68,671,233	(5,168,239)	Short-term	2016
				(41,925,368)	Short-term	2017
				$(47,093,607)
Franklin Mutual Shares	21,828,163	—	101,349,152	(9,706,047)	Short-term	2017
JPMorgan Small Cap Core Equity	12,185,863	81,192,251	170,776,949	—	—	—
Templeton Global Growth	14,476,111	14,927,838	75,167,296	—	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 16 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2015, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
High Yield
Class ADV	$0.0474	$—	$—	August 3, 2015	Daily
Class I	$0.0526	$—	$—	August 3, 2015	Daily
Class S	$0.0504	$—	$—	August 3, 2015	Daily
Class S2	$0.0492	$—	$—	August 3, 2015	Daily
Large Cap Growth
Class ADV	$0.0016	$0.0617	$1.9544	July 15, 2015	July 13, 2015
Class I	$0.1165	$0.0617	$1.9544	July 15, 2015	July 13, 2015
Class S	$0.0742	$0.0617	$1.9544	July 15, 2015	July 13, 2015
Class S2	$0.0501	$0.0617	$1.9544	July 15, 2015	July 13, 2015

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large Cap Value
Class ADV	$0.0276	$0.1340	$0.5063	July 15, 2015	July 13, 2015
Class I	$0.0276	$0.1340	$0.5063	July 15, 2015	July 13, 2015
Class S	$0.0276	$0.1340	$0.5063	July 15, 2015	July 13, 2015
Class S2	$0.0276	$0.1340	$0.5063	July 15, 2015	July 13, 2015
Limited Maturity Bond
Class ADV	$0.0545	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.1235	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.0964	$—	$—	July 15, 2015	July 13, 2015
Multi-Manager Large Cap Core
Class ADV	$0.0236	$0.3564	$0.6005	July 15, 2015	July 13, 2015
Class I	$0.0236	$0.3564	$0.6005	July 15, 2015	July 13, 2015
Class S	$0.0236	$0.3564	$0.6005	July 15, 2015	July 13, 2015
U.S. Stock Index
Class ADV	$0.0424	$0.0174	$1.2625	July 15, 2015	July 13, 2015
Class I	$0.0424	$0.0174	$1.2625	July 15, 2015	July 13, 2015
Class S	$0.0424	$0.0174	$1.2625	July 15, 2015	July 13, 2015
Class S2	$0.0424	$0.0174	$1.2625	July 15, 2015	July 13, 2015
Clarion Real Estate
Class ADV	$0.3881	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.5559	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.4670	$—	$—	July 15, 2015	July 13, 2015
Class S2	$0.4096	$—	$—	July 15, 2015	July 13, 2015
Franklin Income
Class ADV	$0.4997	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.5594	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.5258	$—	$—	July 15, 2015	July 13, 2015
Class S2	$0.5040	$—	$—	July 15, 2015	July 13, 2015
Franklin Mutual Shares
Class ADV	$0.4758	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.5566	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.5242	$—	$—	July 15, 2015	July 13, 2015
Class ADV	$0.3964	$—	$4.9213	August 14, 2015	August 12, 2015
Class S	$0.4235	$—	$4.9213	August 14, 2015	August 12, 2015
JPMorgan Small Cap Core Equity
Class ADV	$—	$0.2779	$2.1573	July 15, 2015	July 13, 2015
Class I	$0.0950	$0.2779	$2.1573	July 15, 2015	July 13, 2015
Class S	$0.0429	$0.2779	$2.1573	July 15, 2015	July 13, 2015
Class S2	$0.0100	$0.2779	$2.1573	July 15, 2015	July 13, 2015
Templeton Global Growth
Class ADV	$0.3671	$—	$0.4489	July 15, 2015	July 13, 2015
Class I	$0.4580	$—	$0.4489	July 15, 2015	July 13, 2015
Class S	$0.4098	$—	$0.4489	July 15, 2015	July 13, 2015
Class S2	$0.3758	$—	$0.4489	July 15, 2015	July 13, 2015

Reorganization: On March 12, 2015, the Board approved a proposal to reorganize Franklin Mutual Shares (the “Disappearing Portfolio”) with and into Large Cap Value (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on July 28, 2015. The Reorganization took place on close of business August 14, 2015.

Merger: On August 14, 2015, Large Cap Value (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, VY® Franklin Mutual Shares Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The reorganization could provide VY® Franklin Mutual Shares Portfolio shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:

Net investment income	$21,838,316
Net realized and unrealized loss on investments	$(5,710,884)
Net increase in net assets resulting from operations	$16,127,432

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
VY® Franklin Mutual Shares Portfolio	$197,866	$1,613,215	$—	$10,972	0.5068

The net assets of the Acquiring Portfolio after the acquisition were $1,811,080,797.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Corporate Bonds/Notes	96.1%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 96.1%
		Basic Materials: 6.0%
3,520,000	L	ArcelorMittal, 5.125%–6.125%, 06/01/20–06/01/25	$3,547,500	0.5
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,424,125	0.3
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,457,263	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,414,100	0.2
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	850,250	0.1
2,339,048		FMG Resources August 2006 Pty Ltd., 2.750%, 06/28/19	2,082,485	0.3
1,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	847,500	0.1
590,000	#, L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	610,650	0.1
1,220,000	#	Huntsman International LLC, 5.125%, 11/15/22	1,204,750	0.2
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,180,000	0.4
3,000,000	#, L	Perstorp Holding AB, 8.750%, 05/15/17	3,135,000	0.4
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,312,806	0.2
500,000	#	Rain CII Carbon, LLC/CII Carbon Corp., 8.000%, 12/01/18	490,000	0.1
1,000,000	#, L	Rain CII Carbon, LLC/CII Carbon Corp., 8.250%, 01/15/21	977,500	0.1
2,610,000	#	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,802,488	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	954,450	0.1
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	960,356	0.2
19,154,000		Other Securities(a),(b)	14,451,519	2.0
			43,702,742	6.0

		Communications: 18.9%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	401,000	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,074,924	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,012,500	0.1
1,530,000	#	Altice SA, 7.625%, 02/15/25	1,442,025	0.2
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,259,200	0.5
885,000	#	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23	863,981	0.1
3,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%–6.500%, 03/15/21–09/30/22	3,036,250	0.4
3,000,000	#	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21	2,735,625	0.4
750,000	#	Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 09/15/20	747,750	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,161,250	0.4
4,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%–7.625%, 03/15/20–11/15/22	4,426,250	0.6
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,757,800	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	976,250	0.1
6,100,000		DISH DBS Corp., 5.000%–7.875%, 09/01/19–03/15/23	5,999,750	0.8
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,191,250	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,061,500	0.3
2,955,000	#	Level 3 Financing, Inc., 5.125%, 05/01/23	2,908,813	0.4
1,220,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	1,238,300	0.2
3,725,000		Mediacom Broadband LLC/ Mediacom Broadband Corp., 6.375%, 04/01/23	3,743,625	0.5
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,127,500	0.4
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,075,000	0.4

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,000,000		Netflix, Inc., 5.750%, 03/01/24	$3,097,500	0.4
200,000	#	Netflix, Inc., 5.875%, 02/15/25	208,022	0.1
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,191,250	0.4
925,000	#	Nielsen Finance LLC/ Nielsen Finance Co., 5.000%, 04/15/22	912,281	0.1
2,500,000	#	Numericable Group SA, 6.000%, 05/15/22	2,470,312	0.3
3,575,000	#	Numericable Group SA, 6.250%, 05/15/24	3,525,844	0.5
1,170,000	#	Plantronics, Inc., 5.500%, 05/31/23	1,187,550	0.2
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	537,500	0.1
3,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	3,458,875	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,578,125	0.3
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,356,750	0.2
2,500,000		Sprint Capital Corp., 6.900%, 05/01/19	2,556,250	0.4
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	4,581,250	0.6
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,950,000	0.3
2,500,000		Sprint Corp., 7.125%–7.250%, 09/15/21–06/15/24	2,353,637	0.3
3,400,000	#	TEGNA, Inc., 5.500%, 09/15/24	3,374,500	0.5
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,082,750	0.4
1,000,000		T-Mobile USA, Inc., 6.250%–6.836%, 04/01/21–04/28/23	1,034,063	0.2
1,750,000	#	Tribune Media Co., 5.875%, 07/15/22	1,767,500	0.3
4,390,000	#	Univision Communications, Inc., 5.125%, 02/15/25	4,236,350	0.6
3,140,000	#	West Corp., 5.375%, 07/15/22	2,947,675	0.4
1,750,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,739,063	0.2
1,940,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,966,675	0.3
2,360,000	#	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	2,336,872	0.3
30,950,000		Other Securities(b)	30,795,074	4.2
			137,486,211	18.9

		Consumer, Cyclical: 16.1%
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,244,100	0.2
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,739,550	0.4
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,217,500	0.4
3,815,000	L	Caesars Entertainment Resort Properties LLC/ Caesars Entertainment Resort Prope, 8.000%–11.000%, 10/01/20–10/01/21	3,478,587	0.5
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,697,750	0.5
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,184,625	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,902,400	0.3
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	614,981	0.1
2,915,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	3,060,750	0.4
295,000	#	Felcor Lodging L.P., 6.000%, 06/01/25	300,900	0.0
1,180,000	#	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,159,586	0.1
1,175,000	#, L	Guitar Center, Inc., 6.500%, 04/15/19	1,081,000	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	610,500	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,755,800	0.5
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	928,462	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	940,800	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	888,150	0.1
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,558,125	0.2
2,000,000	#, L	MCE Finance Ltd., 5.000%, 02/15/21	1,910,000	0.3
3,535,000		Meritage Homes Corp., 7.000%–7.150%, 04/15/20–04/01/22	3,801,912	0.5
3,335,000		Meritor, Inc., 6.250%, 02/15/24	3,309,987	0.4
6,500,000		MGM Resorts International, 6.625%–10.000%, 11/01/16–12/15/21	6,994,600	1.0
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	698,250	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,234,500	0.2
2,600,000	#, &	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,804,750	0.4

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,915,000	#	Rite Aid Corp., 6.125%, 04/01/23	$3,013,381	0.4
2,315,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,343,938	0.3
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,010,000	0.1
250,000	#, &	Schaeffler Holding Finance BV, 6.750%, 11/15/22	270,938	0.0
1,900,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,971,250	0.3
1,210,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	1,255,375	0.2
2,815,000	L	Scientific Games International, Inc., 6.250%–10.000%, 09/01/20–12/01/22	2,539,647	0.3
580,000	#	Shea Homes L.P./Shea Homes Funding Corp., 5.875%, 04/01/23	590,150	0.1
580,000	#	Shea Homes L.P./Shea Homes Funding Corp., 6.125%, 04/01/25	587,250	0.1
3,500,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,438,750	0.5
3,590,000		Springs Industries, Inc., 6.250%, 06/01/21	3,527,175	0.5
1,250,000	#, L	Studio City Finance Ltd., 8.500%, 12/01/20	1,251,563	0.2
2,050,000	#	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22	2,062,813	0.3
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,121,500	0.4
3,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	3,590,300	0.5
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	507,525	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,426,157	0.3
29,729,666		Other Securities(b)	30,248,191	4.2
			116,873,468	16.1

		Consumer, Non-cyclical: 20.5%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,472,550	0.5
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,812,200	0.4
1,545,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,647,356	0.2
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,193,400	0.2
2,750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,715,625	0.4
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,252,562	0.2
3,195,000		Amsurg Corp., 5.625%, 07/15/22	3,234,938	0.4

1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,908,900	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,065,000	0.2
1,180,000	#, &	BI-LO LLC/BI-LO Finance Corp., 8.625%, 09/15/18	1,097,400	0.1
1,165,000	#	BI-LO LLC/BI-LO Finance Corp., 9.250%, 02/15/19	1,182,475	0.2
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,337,500	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,272,012	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,428,650	0.3
3,390,000	#, &	Capsugel SA, 7.000%, 05/15/19	3,456,071	0.5
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,768,162	0.2
1,290,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	1,369,012	0.2
3,750,000		CHS/Community Health Systems, Inc., 5.125%–7.125%, 08/15/18–02/01/22	3,946,062	0.5
1,790,000	#	Cott Beverages, Inc., 6.750%, 01/01/20	1,861,600	0.3
1,465,000	#	Endo Finance LLC, 5.375%, 01/15/23	1,450,350	0.2
880,000	#	Endo Finance LLC, 6.000%, 07/15/23	902,000	0.1
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,908,800	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,160,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,025,000	0.5
5,185,000		HCA, Inc., 5.375%–8.000%, 10/01/18–02/01/25	5,649,813	0.8
1,315,000	#	Hologic, Inc., 5.250%, 07/15/22	1,346,231	0.2
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,727,500	0.5
635,000	#, &	Jaguar Holding Co. I, 9.375%, 10/15/17	650,081	0.1
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,067,500	0.1
470,000	#	JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25	466,475	0.1
2,250,000	#	JBS USA LLC/JBS USA Finance, Inc., 5.875%, 07/15/24	2,269,688	0.3
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,552,700	0.4
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,472,000	0.3

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,920,000	#	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	$2,927,300	0.4
3,120,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	3,194,100	0.4
3,025,000	#	Multi-Color Corp., 6.125%, 12/01/22	3,108,188	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,193,400	0.2
3,365,000		Quad/Graphics, Inc., 7.000%, 05/01/22	3,289,288	0.5
3,500,000		Reynolds Group Issuer, Inc., 5.750%–9.875%, 08/15/19–10/15/20	3,657,188	0.5
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	1,008,750	0.1
3,000,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	3,236,250	0.5
3,000,000	#	Safway Group Holding LLC/Safway Finance Corp., 7.000%, 05/15/18	3,081,870	0.4
145,000	#	Spectrum Brands, Inc., 5.750%, 07/15/25	147,900	0.0
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,075,450	0.3
1,590,000	#	Tenet Healthcare Corp., 6.750%, 06/15/23	1,624,781	0.2
3,775,000		Tenet Healthcare Corp., 6.750%–8.125%, 02/01/20–04/01/22	3,990,594	0.6
3,050,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,147,219	0.4
250,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	253,125	0.1
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,545,150	0.2
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,127,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	533,125	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,055,625	0.1
580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	600,300	0.1
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,647,725	0.3
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	2,147,600	0.3
28,654,231		Other Securities(b)	29,841,170	4.1
			149,103,211	20.5

		Diversified: 1.3%
2,905,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	3,050,250	0.4
1,285,000	#, &	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,307,487	0.2
885,000	#	Horizon Pharma Financing, Inc., 6.625%, 05/01/23	923,719	0.1
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,080,350	0.3
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,267,188	0.2
1,000,000		Other Securities	1,002,500	0.1
			9,631,494	1.3

		Energy: 11.5%
3,030,000	#	Blue Racer Midstream LLC/ Blue Racer Finance Corp., 6.125%, 11/15/22	3,136,050	0.4
250,000	#	Calumet Specialty Products Partners L.P./ Calumet Finance Corp., 7.750%, 04/15/23	258,125	0.0
3,000,000		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,120,000	0.4
3,000,000	#	CrownRock L.P./ CrownRock Finance, Inc., 7.125%, 04/15/21	3,120,000	0.4
1,760,000	#, L	EP Energy LLC/Everest Acquisition Finance, Inc., 6.375%, 06/15/23	1,771,000	0.2
1,180,000	#, L	Halcon Resources Corp., 8.625%, 02/01/20	1,169,675	0.2
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	3,063,775	0.4
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,951,125	0.3
3,260,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	3,423,000	0.5
1,175,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	1,063,375	0.2
640,000	#	Paragon Offshore PLC, 6.750%, 07/15/22	214,400	0.0
1,280,000	#	Paragon Offshore PLC, 7.250%, 08/15/24	422,400	0.1
3,350,000	#	Parsley Energy LLC/ Parsley Finance Corp., 7.500%, 02/15/22	3,415,962	0.5
1,765,000	#	PBF Logistics L.P./PBF Logistics Finance Corp., 6.875%, 05/15/23	1,782,650	0.2
3,050,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	3,133,875	0.4

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 08/15/22	$3,264,000	0.5
1,480,000	#	SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,502,200	0.2
595,000	#	SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	603,925	0.1
2,485,000	#	Sunoco L.P./Sunoco Finance Corp., 6.375%, 04/01/23	2,596,825	0.4
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,023,125	0.4
50,460,000		Other Securities(a),(b)	41,368,440	5.7
			83,403,927	11.5

		Financial: 6.3%
3,565,000	#	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 05/15/21	3,591,737	0.5
5,652,000		Ally Financial, Inc., 3.500%–8.000%, 07/18/16–11/01/31	6,538,550	0.9
3,150,000		CBRE Services, Inc., 5.250%, 03/15/25	3,268,125	0.5
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,045,000	0.1
4,000,000		CIT Group, Inc., 4.250%–5.000%, 08/15/17–08/15/22	3,995,000	0.6
1,775,000	#	Communications Sales & Leasing, Inc., 8.250%, 10/15/23	1,750,594	0.2
295,000	#	Energizer Holdings, Inc., 5.500%, 06/15/25	292,050	0.0
2,350,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,297,125	0.3
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,514,375	0.3
2,000,000		International Lease Finance Corp., 8.250%–8.625%, 09/15/15–12/15/20	2,203,750	0.3
499,200	#, ±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	28,142	0.0
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,409,787	0.3
1,210,000	#, L	Realogy Group LLC/ Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,229,663	0.2
590,000	#	RHP Hotel Properties L.P./ RHP Finance Corp., 5.000%, 04/15/23	581,150	0.1

1,250,000	#, &	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,270,313	0.2
12,880,000		Other Securities	12,865,069	1.8
			45,880,430	6.3

		Industrial: 8.3%
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,775,200	0.5
630,000	#	AECOM Technology Corp., 5.750%, 10/15/22	639,450	0.1
630,000	#	AECOM Technology Corp., 5.875%, 10/15/24	640,238	0.1
2,754,813	#, &	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,865,005	0.4
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	452,206	0.1
1,170,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,197,787	0.2
3,520,000	#	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21	3,159,200	0.4
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,092,500	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,485,000	0.2
2,500,000	#	Dematic SA/DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,606,250	0.4
295,000	#	EnerSys, 5.000%, 04/30/23	293,248	0.0
3,000,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,748,750	0.4
3,280,000	#	Gates Global LLC/Gates Global Co., 6.000%, 07/15/22	2,984,800	0.4
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,771,869	0.2
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,876,400	0.4
2,900,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,965,250	0.4
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,675,000	0.4
1,000,000	#, L	Sealed Air Corp., 5.500%, 09/15/25	1,010,000	0.1
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	553,750	0.1
2,830,000	#	Syncreon Group BV/ Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,157,875	0.3
1,180,000	#	TransDigm, Inc., 6.500%, 05/15/25	1,172,625	0.1
2,680,000		TransDigm, Inc., 6.000%–6.500%, 07/15/22–07/15/24	2,659,900	0.4

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
3,000,000	#	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19	$3,030,000	0.4
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,150,675	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,653,125	0.4
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	721,406	0.1
1,170,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	1,148,063	0.2
6,134,000		Other Securities	6,406,255	0.9
			59,891,827	8.3

		Technology: 5.0%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	577,500	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,709,000	0.4
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,613,906	0.2
1,210,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,247,813	0.2
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,441,250	0.3
1,850,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,320,437	0.2
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,082,812	0.6
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,666,812	0.4
1,750,000	#	First Data Corp., 8.250%, 01/15/21	1,850,625	0.3
3,452,000		First Data Corp., 10.625%–11.750%, 06/15/21–08/15/21	3,858,180	0.5
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,548,750	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,377,700	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	923,650	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,766,650	0.2
1,500,000	#	Sophia L.P./Sophia Finance, Inc., 9.750%, 01/15/19	1,597,500	0.2
145,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	146,813	0.0
5,450,000		Other Securities	5,548,188	0.8
			36,277,586	5.0

		Utilities: 2.2%
585,000	#	Altice US Finance SA, 7.750%, 07/15/25	563,062	0.1
4,635,000		Calpine Corp., 5.375%–5.750%, 01/15/23–01/15/25	4,531,444	0.6
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,112,500	0.4
5,250,000		NRG Energy, Inc., 6.250%–8.250%, 01/15/18–07/15/22	5,518,750	0.8
2,190,000		Other Securities	2,306,270	0.3
			16,032,026	2.2

		Total Corporate Bonds/Notes (Cost $707,526,504)	698,282,922	96.1

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc: 3.3%
5,640,590		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $5,640,613, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $5,753,402, due 07/15/15–05/20/65)	5,640,590	0.8
5,640,590		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $5,640,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $5,753,374, due 11/15/15–03/01/48)	5,640,590	0.8
5,640,590		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $5,640,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $5,753,403, due 07/31/15–05/20/65)	5,640,590	0.8

See Accompanying Notes to Financial Statements

VOYA HIGH YIELD PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,098,526	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,098,537, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $4,180,497, due 03/01/19–02/20/65)	$4,098,526	0.5
2,729,295	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,729,310, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $2,784,926, due 01/15/17–01/15/29)	2,729,295	0.4
		23,749,591	3.3

	Total Short-Term Investments (Cost $23,749,591)	23,749,591	3.3

	Total Investments in Securities (Cost $731,276,095)	$722,032,513	99.4
	Assets in Excess of Other Liabilities	4,505,055	0.6
	Net Assets	$726,537,568	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

±	Defaulted security

(a)	The grouping contains securities in default.

(b)	This grouping contains securities on loan.

Cost for federal income tax purposes is $731,397,251.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,300,650
Gross Unrealized Depreciation	(21,665,388)
Net Unrealized Depreciation	$(9,364,738)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$698,282,922	$—	$698,282,922
Short-Term Investments	—	23,749,591	—	23,749,591
Total Investments, at fair value	$—	$722,032,513	$—	$722,032,513

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA LARGE CAP GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Information Technology	27.2%
Consumer Discretionary	21.1%
Health Care	18.1%
Industrials	11.4%
Consumer Staples	10.4%
Financials	4.6%
Materials	4.3%
Energy	2.0%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Consumer Discretionary: 21.1%
395,811	@	Amazon.com, Inc.	$171,817,597	2.6
114,999	@	Chipotle Mexican Grill, Inc.	69,573,245	1.1
2,006,930		Coach, Inc.	69,459,847	1.1
2,705,248		Comcast Corp. — Class A	162,693,615	2.5
1,441,387	@	Dish Network Corp. — Class A	97,596,314	1.5
3,106,076	@	Hilton Worldwide Holdings, Inc.	85,572,394	1.3
1,939,732		Home Depot, Inc.	215,562,417	3.3
1,018,410		Kohl’s Corp.	63,762,650	1.0
1,033,713	@	Lululemon Athletica, Inc.	67,501,459	1.0
1,342,703		Nike, Inc.	145,038,778	2.2
605,857	@	Ulta Salon Cosmetics & Fragrance, Inc.	93,574,614	1.4
1,207,039		Walt Disney Co.	137,771,431	2.1
			1,379,924,361	21.1

		Consumer Staples: 10.4%
2,019,860		Altria Group, Inc.	98,791,353	1.5
775,398		Church & Dwight Co., Inc.	62,908,040	1.0
914,765		Costco Wholesale Corp.	123,548,161	1.9
1,265,240		CVS Health	132,698,371	2.0
651,122	@	Monster Beverage Corp.	87,263,370	1.3
1,893,933		PepsiCo, Inc.	176,779,706	2.7
			681,989,001	10.4

		Energy: 2.0%
553,703	@	Concho Resources, Inc.	63,044,624	1.0
1,512,249		Halliburton Co.	65,132,564	1.0
			128,177,188	2.0

		Financials: 4.6%
979,735	@	Aon PLC	97,659,985	1.5
308,090		Blackrock, Inc.	106,592,978	1.6
443,702		Intercontinental Exchange, Inc.	99,216,204	1.5
			303,469,167	4.6

		Health Care: 18.1%
555,487	@	Allergan plc	168,568,085	2.6
600,330		Amgen, Inc.	92,162,662	1.4
313,780	@	Biogen, Inc.	126,748,293	1.9
2,153,437		Bristol-Myers Squibb Co.	143,289,698	2.2
811,170	@	Celgene Corp.	93,880,760	1.4
468,590	@	Edwards Lifesciences Corp.	66,741,274	1.0
1,502,041		Gilead Sciences, Inc.	175,858,960	2.7
553,009		McKesson Corp.	124,321,953	1.9
1,724,130		Merck & Co., Inc.	98,154,721	1.5
391,155	@	Shire PLC ADR	94,460,021	1.5
			1,184,186,427	18.1

		Industrials: 11.4%
1,420,789		Ametek, Inc.	77,830,821	1.2
992,255		Danaher Corp.	84,927,105	1.3
2,019,918		Delta Airlines, Inc.	82,978,231	1.3
978,861	@	Ingersoll-Rand PLC — Class A	65,994,809	1.0
1,274,418		Paccar, Inc.	81,320,613	1.2
441,954		Roper Technologies, Inc.	76,219,387	1.2
1,481,930		Textron, Inc.	66,138,536	1.0
1,813,410	@	Tyco International Plc	69,780,017	1.1
1,430,242		Union Pacific Corp.	136,402,180	2.1
			741,591,699	11.4

		Information Technology: 27.2%
3,684,242		Apple, Inc.	462,096,053	7.1
1,713,966	@	Cognizant Technology Solutions Corp.	104,706,183	1.6
1,817,436	@	Electronic Arts, Inc.	120,859,494	1.8
1,588,713	@	Facebook, Inc.	136,255,970	2.1
2,163,957	@	Freescale Semiconductor Holdings Ltd.	86,493,361	1.3
236,231	@	Google, Inc. — Class A	127,574,189	2.0
1,102,504		Intuit, Inc.	111,099,328	1.7
1,427,730		Mastercard, Inc.	133,464,200	2.0
3,317,077		Microsoft Corp.	146,448,950	2.2
1,019,928	@	Qorvo, Inc.	81,869,621	1.3
2,307,564		Visa, Inc.	154,952,923	2.4
748,153	@	VMware, Inc.	64,146,638	1.0
603,075		Other Securities	45,791,485	0.7
			1,775,758,395	27.2

See Accompanying Notes to Financial Statements

VOYA LARGE CAP GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 4.3%
1,547,650	@	Crown Holdings, Inc.	$81,886,161	1.2
812,790		Eastman Chemical Co.	66,502,478	1.0
285,178		Sherwin-Williams Co.	78,429,654	1.2
897,945		Other Securities	56,112,583	0.9
			282,930,876	4.3

		Total Common Stock (Cost $5,358,129,164)	6,478,027,114	99.1

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
147,931,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $147,931,600)	147,931,600	2.3

		Total Short-Term Investments (Cost $147,931,600)	147,931,600	2.3

		Total Investments in Securities (Cost $5,506,060,764)	$6,625,958,714	101.4
		Liabilities in Excess of Other Assets	(90,884,718)	(1.4)
		Net Assets	$6,535,073,996	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

Cost for federal income tax purposes is $5,519,332,118.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,194,144,184
Gross Unrealized Depreciation	(87,517,588)
Net Unrealized Appreciation	$1,106,626,596

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$6,478,027,114	$—	$—	$6,478,027,114
Short-Term Investments	147,931,600	—	—	147,931,600
Total Investments, at fair value	$6,625,958,714	$—	$—	$6,625,958,714

ˆSee Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA LARGE CAP VALUE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	26.7%
Energy	14.2%
Industrials	11.4%
Health Care	10.7%
Information Technology	9.3%
Consumer Discretionary	6.9%
Consumer Staples	6.5%
Utilities	5.4%
Materials	3.6%
Telecommunication Services	2.0%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Consumer Discretionary: 6.9%
684,542		Coach, Inc.	$23,691,999	1.4
190,943	@	Delphi Automotive PLC	16,247,340	1.0
368,317		Kohl’s Corp.	23,060,327	1.4
316,798		Viacom — Class B	20,477,823	1.3
760,529		Other Securities	29,622,756	1.8
			113,100,245	6.9

		Consumer Staples: 6.5%
406,376		Coca-Cola Co.	15,942,131	1.0
432,766		ConAgra Foods, Inc.	18,920,530	1.1
157,767		Kimberly-Clark Corp.	16,718,569	1.0
235,574		Kraft Foods Group, Inc.	20,056,770	1.2
259,335		Philip Morris International, Inc.	20,790,887	1.3
211,358		Other Securities	15,407,998	0.9
			107,836,885	6.5

		Energy: 14.2%
300,762		Anadarko Petroleum Corp.	23,477,482	1.4
287,503		EOG Resources, Inc.	25,170,888	1.5
345,345		ExxonMobil Corp.	28,732,704	1.8
463,426		Halliburton Co.	19,959,758	1.2
377,120		Occidental Petroleum Corp.	29,328,622	1.8
355,623	@	Royal Dutch Shell PLC —Class A ADR	20,274,067	1.2
417,239		Schlumberger Ltd.	35,961,829	2.2
330,196	@	Total S.A. ADR	16,235,737	1.0
364,450		Valero Energy Corp.	22,814,570	1.4
462,841		Other Securities	11,959,812	0.7
			233,915,469	14.2

		Financials: 26.7%
177,099		Ameriprise Financial, Inc.	22,124,978	1.3
364,227		Arthur J. Gallagher & Co.	17,227,937	1.0
577,699		Blackstone Group LP	23,610,558	1.4
760,563		Citigroup, Inc.	42,013,500	2.6
587,110		Discover Financial Services	33,829,278	2.1
743,124		Invesco Ltd.	27,859,719	1.7
831,097		JPMorgan Chase & Co.	56,315,133	3.4
1,088,427		Keycorp	16,348,174	1.0
314,500	@	Lazard Ltd.	17,687,480	1.1
347,647		Lincoln National Corp.	20,587,655	1.3
311,776		Prudential Financial, Inc.	27,286,635	1.7
1,176,911		Wells Fargo & Co.	66,189,475	4.0
707,425	@	XL Group PLC	26,316,210	1.6
1,697,472		Other Securities	41,708,472	2.5
			439,105,204	26.7

		Health Care: 10.7%
316,617		Bristol-Myers Squibb Co.	21,067,695	1.3
176,093		Gilead Sciences, Inc.	20,616,969	1.3
362,899		Medtronic PLC	26,890,816	1.6
807,151		Merck & Co., Inc.	45,951,106	2.8
1,053,763		Pfizer, Inc.	35,332,673	2.1
214,443		UnitedHealth Group, Inc.	26,162,046	1.6
			176,021,305	10.7

		Industrials: 11.4%
242,526		Deere & Co.	23,537,148	1.5
153,791		General Dynamics Corp.	21,790,647	1.3
1,986,808		General Electric Co.	52,789,489	3.2
75,153	@	TransDigm Group, Inc.	16,884,624	1.0
247,629		United Technologies Corp.	27,469,485	1.7
402,219		Other Securities	44,900,385	2.7
			187,371,778	11.4

		Information Technology: 9.3%
131,412		Apple, Inc.	16,482,350	1.0
1,441,213		Cisco Systems, Inc.	39,575,709	2.4
1,281,205		Intel Corp.	38,967,850	2.4
344,301	L	Microchip Technology, Inc.	16,328,475	1.0
937,729		Microsoft Corp.	41,400,735	2.5
			152,755,119	9.3

		Materials: 3.6%
410,272		Dow Chemical Co.	20,993,618	1.3
329,460		International Paper Co.	15,679,002	1.0
472,400		Mosaic Co.	22,131,940	1.3
			58,804,560	3.6

		Telecommunication Services: 2.0%
940,128		AT&T, Inc.	33,393,347	2.0

See Accompanying Notes to Financial Statements

VOYA LARGE CAP VALUE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 5.4%
387,084	American Electric Power Co., Inc.	$20,503,840	1.3
272,639	DTE Energy Co.	20,349,775	1.2
199,149	Sempra Energy	19,703,802	1.2
678,677	Southern Co.	28,436,566	1.7
		88,993,983	5.4

	Total Common Stock (Cost $1,543,471,629)	1,591,297,895	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 1.0%
3,897,914	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,897,930, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,975,872, due 07/15/15–05/20/65)	3,897,914	0.3
3,897,914	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,897,933, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $3,975,853, due 11/15/15–03/01/48)	3,897,914	0.2
3,897,914	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,897,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,975,873, due 07/31/15–05/20/65)	3,897,914	0.2

2,870,696	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,870,704, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $2,928,110, due 03/01/19–02/20/65)	2,870,696	0.2
1,847,832	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,847,842, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,885,496, due 01/15/17–01/15/29)	1,847,832	0.1
		16,412,270	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
15,742,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $15,742,000)	15,742,000	1.0

	Total Short-Term Investments (Cost $32,154,270)	32,154,270	2.0

	Total Investments in Securities (Cost $1,575,625,899)	$1,623,452,165	98.7
	Assets in Excess of Other Liabilities	22,161,927	1.3
	Net Assets	$1,645,614,092	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

See Accompanying Notes to Financial Statements

VOYA LARGE CAP VALUE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $1,576,472,358.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,916,418
Gross Unrealized Depreciation	(58,936,611)
Net Unrealized Appreciation	$46,979,807

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,591,297,895	$—	$—	$1,591,297,895
Short-Term Investments	15,742,000	16,412,270	—	32,154,270
Total Investments, at fair value	$1,607,039,895	$16,412,270	$—	$1,623,452,165

ˆSee Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Corporate Bonds/Notes	42.3%
U.S. Treasury Obligations	30.4%
Asset-Backed Securities	15.6%
Collateralized Mortgage Obligations	8.1%
U.S. Government Agency Obligations	1.3%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 42.3%
		Basic Materials: 1.9%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,016,706	0.4
400,000	#	Glencore Funding LLC, 2.125%, 04/16/18	397,058	0.1
3,951,000		Other Securities	4,001,785	1.4
			5,415,549	1.9

		Communications: 2.0%
690,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,036	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,106,536	0.4
3,849,000		Other Securities	3,930,571	1.4
			5,727,143	2.0

		Consumer, Cyclical: 3.3%
1,141,000		American Honda Finance Corp., 1.200%–2.250%, 07/14/17–08/15/19	1,146,813	0.4
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	755,086	0.3
925,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	926,338	0.3
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	420,534	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,081,492	0.4
566,000	#	Volkswagen Group of America Finance LLC, 1.600%, 11/20/17	566,750	0.2
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	285,472	0.1
4,389,000		Other Securities	4,396,216	1.5
			9,578,701	3.3

		Consumer, Non-cyclical: 8.8%
1,300,000		Abbott Laboratories, 2.000%, 03/15/20	1,289,815	0.4
1,372,000		AbbVie, Inc., 1.750%–1.800%, 11/06/17–05/14/18	1,372,331	0.5

610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	611,570	0.2
570,000	#	Baxalta, Inc., 2.000%, 06/22/18	569,351	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	594,645	0.2
1,060,000	#	HJ Heinz Co., 2.000%, 07/02/18	1,059,855	0.4
860,000	#	JM Smucker Co., 1.750%, 03/15/18	859,549	0.3
433,000	#	Medtronic, Inc., 2.500%, 03/15/20	433,635	0.1
1,124,000		Synchrony Financial, 1.875%, 08/15/17	1,123,930	0.4
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	561,556	0.2
16,913,000		Other Securities	16,940,096	5.9
			25,416,333	8.8

		Energy: 2.9%
1,170,000		BP Capital Markets PLC, 1.674%–2.521%, 11/01/16–01/15/20	1,180,318	0.4
320,000	#	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,650	0.1
530,000	#	Columbia Pipeline Group, Inc., 2.450%, 06/01/18	534,183	0.2
6,406,000		Other Securities	6,402,694	2.2
			8,436,845	2.9

		Financial: 18.9%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,092,977	0.4
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,074,771	0.4
1,963,000		Bank of America Corp., 1.950%–3.750%, 07/12/16–04/01/19	1,991,281	0.7
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,426,783	0.5
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 1.700%, 03/05/18	808,321	0.3
704,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	707,211	0.2
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	543,687	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	942,013	0.3
467,000	#	BNP Paribas Home Loan SFH SA, 2.200%, 11/02/15	469,578	0.2
1,075,000		Citigroup, Inc., 1.850%, 11/24/17	1,078,052	0.4

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
592,000		Citigroup, Inc., 2.500%, 07/29/19	$592,991	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,081,104	0.4
1,466,000		Credit Suisse/New York NY, 1.375%–1.700%, 05/26/17–04/27/18	1,462,702	0.5
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,041,509	0.3
1,322,000		Goldman Sachs Group, Inc., 2.550%–2.625%, 01/31/19–10/23/19	1,332,876	0.5
1,964,000		Huntington National Bank, 1.350%–2.000%, 08/02/16–06/30/18	1,960,309	0.7
1,284,000		JPMorgan Chase & Co., 1.350%, 02/15/17	1,285,266	0.4
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,067,102	0.4
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,299,913	0.4
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	503,246	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	479,252	0.2
1,169,000		Morgan Stanley, 5.450%, 01/09/17	1,238,918	0.4
1,354,000		Morgan Stanley, 2.125%–2.375%, 04/25/18–07/23/19	1,353,137	0.5
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,208	0.2
600,000		PNC Funding Corp., 5.625%, 02/01/17	637,797	0.2
1,203,000		PNC Bank NA, 1.150%–2.400%, 11/01/16–10/18/19	1,208,843	0.4
626,000	#	Scentre Group Trust 1/ Scentre Group Trust 2, 2.375%, 11/05/19	623,909	0.2
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	1,051,839	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	586,485	0.2
490,000		UBS AG, 5.875%, 07/15/16	511,676	0.2
1,165,000		UBS AG/Stamford CT, 1.375%–1.800%, 08/14/17–03/26/18	1,161,429	0.4
1,281,000		US Bank NA/Cincinnati OH, 1.375%–2.125%, 09/11/17–10/28/19	1,283,569	0.4
513,000	#	WEA Finance LLC/ Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,619	0.2

438,000	#	WEA Finance LLC/ Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	438,737	0.1
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,371,039	0.5
19,607,000		Other Securities	19,661,067	6.8
			54,385,216	18.9

		Industrial: 1.1%
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	747,683	0.3
2,351,000		Other Securities	2,354,221	0.8
			3,101,904	1.1

		Technology: 1.6%
4,499,000		Other Securities	4,510,647	1.6

		Utilities: 1.8%
1,305,000		Dominion Resources, Inc., 1.400%–1.900%, 09/15/17–06/15/18	1,306,195	0.4
894,000		Entergy Corp., 4.700%, 01/15/17	930,606	0.3
3,052,000		Other Securities	3,059,629	1.1
			5,296,430	1.8
		Total Corporate Bonds/Notes (Cost $121,654,549)	121,868,768	42.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.1%
54,083	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	54,183	0.0
473,971	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.815%, 02/24/51	495,774	0.2
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.055%, 09/11/42	2,843,448	1.0
801,203		Bear Stearns Commercial Mortgage Securities Trust, 4.750%–5.074%, 06/11/41–02/13/42	801,082	0.3
398,234		Citigroup Commercial Mortgage Trust 2007-C6, 5.899%, 12/10/49	425,884	0.2
670,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	698,602	0.2
1,260,000	#	COMM 2010-RR1, 5.543%, 12/11/49	1,302,234	0.4
1,593,677		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,657,561	0.6

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.327%, 11/15/44	$817,669	0.3
400,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	406,868	0.1
530,000		Commercial Mortgage Trust, 5.380%, 07/15/44	533,120	0.2
926,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	925,328	0.3
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,029,925	0.4
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	566,981	0.2
133,000	#	Del Coronado Trust, 0.986%, 03/15/26	133,065	0.0
290,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.567%, 12/15/44	295,183	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.436%, 04/15/27	658,373	0.2
1,770,753		JPMorgan Chase Commercial Mortgage Securities Corp., 6.100%, 04/15/45	1,812,116	0.7
2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,016,352	0.7
428,223		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	432,023	0.1
208,288		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	209,051	0.1
380,446		Morgan Stanley Capital I Trust 2006-IQ11, 5.845%, 10/15/42	383,315	0.1
442,786	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	442,533	0.1
1,320,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	1,369,999	0.5
720,000		Wachovia Bank Commercial Mortgage Trust 2005-C21 AM, 5.432%, 10/15/44	722,834	0.3
321,492		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, 5.448%, 12/15/44	321,992	0.1
684,886		Wachovia Bank Commercial Mortgage Trust Series 2006-C24 A3, 5.558%, 03/15/45	693,874	0.2
219,125		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	220,368	0.1

1,179,876		Other Securities	1,225,728	0.4

		Total Collateralized Mortgage Obligations (Cost $23,983,695)	23,495,465	8.1

U.S. TREASURY OBLIGATIONS: 30.4%
		U.S. Treasury Notes: 30.4%
39,209,000		0.625%, due 06/30/17	39,190,611	13.6
9,214,000		1.125%, due 06/15/18	9,244,231	3.2
32,945,000		1.500%, due 07/31/16	33,343,931	11.6
4,702,000		1.625%, due 06/30/20	4,697,590	1.6
1,129,000		2.125%, due 06/30/22	1,132,704	0.4

		Total U.S. Treasury Obligations (Cost $87,601,254)	87,609,067	30.4

ASSET-BACKED SECURITIES: 15.6%
		Automobile Asset-Backed Securities: 5.8%
1,500,000	#	Bank of The West Auto Trust 2014-1, 1.650%, 03/16/20	1,505,897	0.5
350,000	#	Bank of The West Auto Trust 2015-1, 1.660%, 09/15/20	350,022	0.1
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	663,981	0.3
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	940,780	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	450,626	0.2
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,336,862	0.5
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	967,270	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	844,133	0.3
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,134	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,383,186	0.5
715,710		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	717,035	0.2
380,000	#	Porsche Innovative Lease Owner Trust 2015-1, 1.430%, 05/21/21	379,779	0.1
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,008,367	0.4
320,000		Toyota Auto Receivables 2015-B Owner Trust, 1.740%, 09/15/20	321,511	0.1
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	699,505	0.2
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	711,253	0.3

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	$399,452	0.1
120,131		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	120,001	0.0
3,730,000		Other Securities	3,735,775	1.3
			16,844,569	5.8

		Credit Card Asset-Backed Securities: 3.8%
1,500,000		Cabela’s Credit Card Master Note Trust, 2.260%, 03/15/23	1,512,761	0.6
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,458,171	0.5
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	424,920	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,326,648	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,485,598	0.5
1,300,000		Discover Card Execution Note Trust 2015-A1 A1, 0.536%, 08/17/20	1,301,173	0.4
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,095,764	0.4
1,610,000		Discover Card Execution Note Trust, 0.616%–2.120%, 07/15/21–01/18/22	1,609,278	0.6
630,000		Other Securities	629,916	0.2
			10,844,229	3.8

		Home Equity Asset-Backed Securities: 0.1%
296,788		Other Securities	301,392	0.1

		Other Asset-Backed Securities: 5.9%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.524%, 09/17/31	755,740	0.3
510,000	#	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	504,748	0.2
250,000	#	Ares XII CLO Ltd., 3.532%, 11/25/20	247,703	0.1
500,000	#	Atrium V, 0.966%, 07/20/20	483,340	0.2
500,000	#	Babson CLO, Inc. 2005-III, 0.679%, 11/10/19	495,117	0.2
110,908	#	Black Diamond CLO Ltd., 0.631%, 06/20/17	110,779	0.0
750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	726,021	0.3
800,000	#	Castle Garden Funding, 1.034%, 10/27/20	786,327	0.3

750,000	#	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	$739,745	0.3
600,000	#	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	584,752	0.2
1,000,000	#	Clydesdale CLO 2006 Ltd, 0.954%, 12/19/18	967,915	0.3
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	621,298	0.2
607,667		CNH Equipment Trust, 0.650%, 04/16/18	607,220	0.2
250,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	247,084	0.1
750,000	#	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	742,513	0.2
1,000,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.727%, 04/23/21	998,399	0.3
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.524%, 05/15/21	399,500	0.1
500,000	#	GoldenTree Loan Opportunities III Ltd., 1.528%, 05/01/22	479,739	0.1
500,000	#	Goldentree Loan Opportunities V Ltd., 3.525%, 10/18/21	499,979	0.2
208,782	#	GSAMP Trust 2005-SEA2, 0.535%, 01/25/45	205,173	0.1
500,000	#	GSC Group CDO Fund VIII Ltd, 1.024%, 04/17/21	494,793	0.2
750,000	#	Gulf Stream — Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	750,433	0.3
400,000	#	Gulf Stream — Compass CLO, 2.279%, 10/28/19	400,017	0.1
500,000	#	Gulf Stream — Sextant CLO 2007-1 Ltd., 2.683%, 06/17/21	491,154	0.2
750,000	#	Kingsland III Ltd., 0.932%, 08/24/21	718,606	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	497,337	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	999,403	0.3
500,000	#	Muir Grove CLO Ltd., 3.277%, 03/25/20	495,006	0.2
1,000,000	#	Race Point IV CLO Ltd., 1.028%, 08/01/21	997,511	0.3
			17,047,352	5.9

		Total Asset-Backed Securities (Cost $44,949,110)	45,037,542	15.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Bank: 0.0%
150,000		Other Securities	150,043	0.0

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: 0.7%##
2,000,000	0.875%, due 10/14/16	$2,010,104	0.7
1,205	2.000%–2.057%, due 01/01/17–07/01/24	1,247	0.0
		2,011,351	0.7

	Federal National Mortgage Association: 0.2%##
437,686	Other Securities	464,476	0.2

	Government National Mortgage Association: 0.4%
945,712	4.397%, due 05/16/51	1,021,447	0.4
7,090	Other Securities	8,206	0.0
		1,029,653	0.4

	Total U.S. Government Agency Obligations (Cost $3,615,055)	3,655,523	1.3

	Total Long-Term Investments (Cost $281,803,663)	281,666,365	97.7

SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 0.4%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15–05/20/65)	1,000,000	0.4
98,324	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $98,324, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $100,290, due 07/31/15–05/20/65)	98,324	0.0
		1,098,324	0.4

Shares		Value	Percentage of Net Assets

	Mutual Funds: 3.0%
8,588,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $8,588,000)	8,588,000	3.0

	Total Short-Term Investments (Cost $9,686,324)	9,686,324	3.4

	Total Investments in Securities (Cost $291,489,987)	$291,352,689	101.1
	Liabilities in Excess of Other Assets	(3,076,526)	(1.1)
	Net Assets	$288,276,163	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $291,491,675.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$634,627
Gross Unrealized Depreciation	(773,613)
Net Unrealized Depreciation	$(138,986)

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$121,868,768	$—	$121,868,768
Collateralized Mortgage Obligations	—	23,495,465	—	23,495,465
Short-Term Investments	8,588,000	1,098,324	—	9,686,324
U.S. Treasury Obligations	—	87,609,067	—	87,609,067
U.S. Government Agency Obligations	—	3,655,523	—	3,655,523
Asset-Backed Securities	—	45,037,542	—	45,037,542
Total Investments, at fair value	$8,588,000	$282,764,689	$—	$291,352,689
Other Financial Instruments+
Futures	$99,098	$—	$—	$99,098
Total Assets	$8,687,098	$282,764,689	$—	$291,451,787
Liabilities Table
Other Financial Instruments+
Futures	$(917)	$—	$—	$(917)
Total Liabilities	$(917)	$—	$—	$(917)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	263	09/30/15	$57,580,562	$99,098
			$57,580,562	$99,098
Short Contracts
U.S. Treasury 5-Year Note	(251)	09/30/15	(29,933,710)	(917)
			$(29,933,710)	$(917)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$99,098
Total Asset Derivatives		$99,098
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$917
Total Liability Derivatives		$917

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA LIMITED MATURITY BOND PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Futures	Total
Interest rate contracts	$(76,337)	$(79,292)	$(155,629)
Total	$(76,337)	$(79,292)	$(155,629)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Futures	Total
Interest rate contracts	$76,157	$192,883	$269,040
Total	$76,157	$192,883	$269,040

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation (depreciation) on investments.

See Accompanying Notes to Financial Statements

VOYA MULTI-MANAGER LARGE CAP CORE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Information Technology	20.3%
Financials	19.2%
Consumer Discretionary	14.6%
Health Care	12.8%
Industrials	10.8%
Consumer Staples	8.1%
Energy	5.4%
Materials	4.3%
Telecommunication Services	2.2%
Utilities	0.6%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 14.6%
81,890	@	Bed Bath & Beyond, Inc.	$5,648,772	1.5
135,010	@	Carmax, Inc.	8,939,012	2.3
174,690	@	Carnival Corp.	8,627,939	2.2
78,223		Comcast Corp. — Class A	4,704,331	1.2
39,424	@	Delphi Automotive PLC	3,354,588	0.9
141,710		Lowe’s Cos, Inc.	9,490,319	2.5
80,030		Scripps Networks Interactive — Class A	5,231,561	1.4
146,047		Other Securities	9,887,170	2.6
			55,883,692	14.6

		Consumer Staples: 8.1%
122,540		Altria Group, Inc.	5,993,431	1.6
98,380		Coca-Cola Co.	3,859,447	1.0
52,201		CVS Health	5,474,841	1.5
47,390		Energizer Holdings, Inc.	6,234,155	1.6
38,134		PepsiCo, Inc.	3,559,428	0.9
62,640		Other Securities	5,804,476	1.5
			30,925,778	8.1

		Energy: 5.4%
67,064		Chevron Corp.	6,469,664	1.7
78,151		ConocoPhillips	4,799,253	1.2
199,861		Other Securities	9,405,750	2.5
			20,674,667	5.4

		Financials: 19.2%
12,830	@	Alleghany Corp.	6,014,191	1.6
64,215		American Express Co.	4,990,790	1.3
578,270		Bank of America Corp.	9,842,155	2.6
94,342	@	Berkshire Hathaway, Inc. — Class B	12,840,890	3.3

32,190		Blackrock, Inc.	11,137,096	2.9
96,856		Citigroup, Inc.	5,350,325	1.4
14,180		Goldman Sachs Group, Inc.	2,960,642	0.8
91,864		JPMorgan Chase & Co.	6,224,705	1.6
197,345		Wells Fargo & Co.	11,098,683	2.9
44,425		Other Securities	3,062,068	0.8
			73,521,545	19.2

		Health Care: 12.8%
67,519		Abbott Laboratories	3,313,832	0.9
129,000		Bristol-Myers Squibb Co.	8,583,660	2.2
27,140	@	Celgene Corp.	3,141,048	0.8
98,380		Eli Lilly & Co.	8,213,746	2.1
38,309		Johnson & Johnson	3,733,595	1.0
73,247		Medtronic PLC	5,427,603	1.4
117,180		Pfizer, Inc.	3,929,045	1.0
112,819		Other Securities	12,824,621	3.4
			49,167,150	12.8

		Industrials: 10.8%
64,610		Deere & Co.	6,270,400	1.6
33,723		FedEx Corp.	5,746,399	1.5
61,610		General Dynamics Corp.	8,729,521	2.3
135,967		General Electric Co.	3,612,643	0.9
45,513		Honeywell International, Inc.	4,640,961	1.2
83,570		Nielsen Holdings NV	3,741,429	1.0
127,715		Other Securities	8,653,575	2.3
			41,394,928	10.8

		Information Technology: 20.3%
136,575		Activision Blizzard, Inc.	3,306,481	0.9
64,219		Apple, Inc.	8,054,668	2.1
170,900		Cisco Systems, Inc.	4,692,914	1.2
279,090		Corning, Inc.	5,506,445	1.4
278,674		EMC Corp.	7,354,207	1.9
3,818	@	Google, Inc. — Class A	2,061,873	0.5
7,163		Google, Inc. — Class C	3,728,413	1.0
21,950		International Business Machines Corp.	3,570,387	0.9
150,590		Intel Corp.	4,580,195	1.2
39,681		Mastercard, Inc.	3,709,380	1.0
169,415		Microsoft Corp.	7,479,672	2.0
128,020		Visa, Inc.	8,596,543	2.3
233,671		Other Securities	15,103,491	3.9
			77,744,669	20.3

		Materials: 4.3%
101,280		Mosaic Co.	4,744,968	1.3
17,970		NewMarket Corp.	7,976,703	2.1

See Accompanying Notes to Financial Statements

VOYA MULTI-MANAGER LARGE CAP CORE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
34,325	Other Securities	$3,582,689	0.9
		16,304,360	4.3

	Telecommunication Services: 2.2%
179,044	Verizon Communications, Inc.	8,345,241	2.2

	Utilities: 0.6%
36,138	Other Securities	2,295,975	0.6

	Total Common Stock (Cost $328,718,933)	376,258,005	98.3

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
7,292,230	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,292,230)	7,292,230	1.9

	Total Short-Term Investments (Cost $7,292,230)	7,292,230	1.9

	Total Investments in Securities (Cost $336,011,163)	$383,550,235	100.2
	Liabilities in Excess of Other Assets	(627,225)	(0.2)
	Net Assets	$382,923,010	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

Cost for federal income tax purposes is $337,045,931.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,570,174
Gross Unrealized Depreciation	(8,065,870)
Net Unrealized Appreciation	$46,504,304

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$376,258,005	$—	$—	$376,258,005
Short-Term Investments	7,292,230	—	—	7,292,230
Total Investments, at fair value	$383,550,235	$—	$—	$383,550,235

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA U.S. STOCK INDEX PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Information Technology	19.3%
Financials	16.2%
Health Care	15.2%
Consumer Discretionary	12.7%
Industrials	9.9%
Consumer Staples	9.2%
Energy	7.7%
Materials	3.1%
Utilities	2.8%
Telecommunication Services	2.2%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 12.7%
94,710	@	Amazon.com, Inc.	$41,112,664	0.9
623,417		Comcast Corp. — Class A	37,492,298	0.8
322,177		Home Depot, Inc.	35,803,530	0.8
237,734		McDonald’s Corp.	22,601,371	0.5
70,113		Time Warner Cable, Inc.	12,492,033	0.3
204,521		Time Warner, Inc.	17,877,181	0.4
387,170		Walt Disney Co.	44,191,584	0.9
6,773,548		Other Securities(a)	372,736,453	8.1
			584,307,114	12.7

		Consumer Staples: 9.2%
487,752		Altria Group, Inc.	23,855,950	0.5
972,953		Coca-Cola Co.	38,168,946	0.8
53,163		Coca-Cola Enterprises, Inc.	2,309,401	0.1
279,853		CVS Health	29,350,983	0.6
366,095		PepsiCo, Inc.	34,171,307	0.7
384,224		Philip Morris International, Inc.	30,803,238	0.7
672,886		Procter & Gamble Co.	52,646,601	1.2
391,398		Wal-Mart Stores, Inc.	27,761,860	0.6
2,720,623		Other Securities	185,234,377	4.0
			424,302,663	9.2

		Energy: 7.7%
466,402		Chevron Corp.	44,993,801	1.0
1,037,012		ExxonMobil Corp.	86,279,398	1.9
314,922		Schlumberger Ltd.	27,143,127	0.6
3,885,038		Other Securities(a)	196,255,901	4.2
			354,672,227	7.7

		Financials: 16.2%
2,604,764		Bank of America Corp.	44,333,083	1.0
452,336	@	Berkshire Hathaway, Inc. — Class B	61,567,453	1.3
752,537		Citigroup, Inc.	41,570,144	0.9
920,436		JPMorgan Chase & Co.	62,368,743	1.4
1,162,181		Wells Fargo & Co.	65,361,060	1.4
8,596,111		Other Securities	467,984,701	10.2
			743,185,184	16.2

		Health Care: 15.2%
426,491		AbbVie, Inc.	28,655,930	0.6
97,336	@	Allergan plc	29,537,583	0.7
188,578		Amgen, Inc.	28,950,495	0.6
58,343	@	Biogen, Inc.	23,567,071	0.5
413,449		Bristol-Myers Squibb Co.	27,510,896	0.6
196,719	@	Celgene Corp.	22,767,273	0.5
364,497		Gilead Sciences, Inc.	42,675,309	0.9
687,780		Johnson & Johnson	67,031,039	1.5
353,450		Medtronic PLC	26,190,645	0.6
700,721		Merck & Co., Inc.	39,892,047	0.9
1,527,245		Pfizer, Inc.	51,208,525	1.1
236,095		UnitedHealth Group, Inc.	28,803,590	0.6
3,145,235		Other Securities	281,046,145	6.1
			697,836,548	15.2

		Industrials: 9.9%
157,332		3M Co.	24,276,328	0.5
159,507		Boeing Co.	22,126,811	0.5
2,499,064		General Electric Co.	66,400,131	1.4
205,336		United Technologies Corp.	22,777,922	0.5
4,355,152		Other Securities(a)	322,001,026	7.0
			457,582,218	9.9

		Information Technology: 19.3%
1,428,869		Apple, Inc.	179,215,894	3.9
1,261,418		Cisco Systems, Inc.	34,638,538	0.8
522,381	@	Facebook, Inc.	44,802,007	1.0
70,985	@	Google, Inc. — Class A	38,334,740	0.8
71,188		Google, Inc. — Class C	37,054,066	0.8
227,141		International Business Machines Corp.	36,946,755	0.8
1,176,622		Intel Corp.	35,786,958	0.8
240,385		Mastercard, Inc.	22,471,190	0.5
2,006,402		Microsoft Corp.	88,582,648	1.9
790,688		Oracle Corp.	31,864,726	0.7
404,171		Qualcomm, Inc.	25,313,230	0.5
479,443		Visa, Inc.	32,194,598	0.7
6,070,180		Other Securities(a)	278,961,235	6.1
			886,166,585	19.3

See Accompanying Notes to Financial Statements

VOYA U.S. STOCK INDEX PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 3.1%
2,437,258	Other Securities	$143,539,224	3.1

	Telecommunication Services: 2.2%
1,287,984	AT&T, Inc.	45,749,192	1.0
1,011,559	Verizon Communications, Inc.	47,148,765	1.0
498,840	Other Securities	9,367,214	0.2
		102,265,171	2.2

	Utilities: 2.8%
2,866,779	Other Securities	128,077,911	2.8

	Total Common Stock (Cost $2,957,385,112)	4,521,934,845	98.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.1%
311,676	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $311,678, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $317,910, due 02/28/17–05/15/44)	311,676	0.0
1,480,537	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,480,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $1,510,148, due 07/15/15–05/20/65)	1,480,537	0.0
1,480,537	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,480,544, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $1,510,141, due 11/15/15–03/01/48)	1,480,537	0.0

1,480,537	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,480,541, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.375%, Market Value plus accrued interest $1,510,153, due 07/15/15–01/15/37)	1,480,537	0.1
1,480,537	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,480,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,510,148, due 07/31/15–05/20/65)	1,480,537	0.0
		6,233,824	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
70,853,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $70,853,000)	70,853,000	1.6

	Total Short-Term Investments (Cost $77,086,824)	77,086,824	1.7

	Total Investments in Securities (Cost $3,034,471,936)	$4,599,021,669	100.0
	Liabilities in Excess of Other Assets	(972,684)	—
	Net Assets	$4,598,048,985	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

VOYA U.S. STOCK INDEX PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $3,090,636,602.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,614,827,981
Gross Unrealized Depreciation	(106,442,914)
Net Unrealized Appreciation	$1,508,385,067

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$4,521,934,845	$—	$—	$4,521,934,845
Short-Term Investments	70,853,000	6,233,824	—	77,086,824
Total Investments, at fair value	$4,592,787,845	$6,233,824	$—	$4,599,021,669
Liabilities Table
Other Financial Instruments+
Futures	$(1,126,732)	$—	$—	$(1,126,732)
Total Liabilities	$(1,126,732)	$—	$—	$(1,126,732)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	751	09/18/15	$77,142,720	$(1,126,732)
			$77,142,720	$(1,126,732)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$1,126,732
		$1,126,732

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA U.S. STOCK INDEX PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,223,548
Total	$2,223,548

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,631,779)
Total	$(1,631,779)

See Accompanying Notes to Financial Statements

VY® CLARION REAL ESTATE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	98.5%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Financials: 98.5%
160,500		Alexandria Real Estate Equities, Inc.	$14,037,330	2.1
1,443,694		American Realty Capital Properties, Inc.	11,737,232	1.7
174,252		AvalonBay Communities, Inc.	27,857,667	4.1
153,656		Boston Properties, Inc.	18,598,522	2.8
348,300		Brandywine Realty Trust	4,625,424	0.7
81,900		Camden Property Trust	6,083,532	0.9
220,500		Corrections Corp. of America	7,294,140	1.1
509,200		CubeSmart	11,793,072	1.7
347,750		DCT Industrial Trust, Inc.	10,933,260	1.6
840,300		DDR Corp.	12,991,038	1.9
72,657		Digital Realty Trust, Inc.	4,844,769	0.7
267,900		Douglas Emmett, Inc.	7,217,226	1.1
571,500		Duke Realty Corp.	10,612,755	1.6
97,200		EPR Properties	5,324,616	0.8
527,771		Equity Residential	37,033,691	5.5
91,992		Essex Property Trust, Inc.	19,548,300	2.9
153,400	@	Forest City Enterprises, Inc.	3,390,140	0.5
957,753		General Growth Properties, Inc.	24,575,942	3.6
294,652		HCP, Inc.	10,745,958	1.6
510,200		Health Care REIT, Inc.	33,484,426	5.0
360,145		Healthcare Realty Trust, Inc.	8,376,973	1.2
283,150		Healthcare Trust of America, Inc.	6,781,442	1.0
183,547		Highwoods Properties, Inc.	7,332,703	1.1
101,800		Home Properties, Inc.	7,436,490	1.1
1,151,268		Host Hotels & Resorts, Inc.	22,829,644	3.4
197,200		Kilroy Realty Corp.	13,241,980	2.0
657,978		Kimco Realty Corp.	14,830,824	2.2
197,200		Kite Realty Group Trust	4,825,484	0.7
143,145		Liberty Property Trust	4,612,132	0.7
94,623		Macerich Co.	7,058,876	1.0

340,600		Paramount Group, Inc.	5,844,696	0.9
156,100		Pebblebrook Hotel Trust	6,693,568	1.0
238,400		Pennsylvania Real Estate Investment Trust	5,087,456	0.7
149,200		Post Properties, Inc.	8,112,004	1.2
702,184		ProLogis, Inc.	26,051,026	3.9
162,164		Public Storage, Inc.	29,898,177	4.4
165,700		QTS Realty Trust, Inc.	6,039,765	0.9
368,811		Ramco-Gershenson Properties	6,018,996	0.9
212,900		Regency Centers Corp.	12,556,842	1.9
296,500		RLJ Lodging Trust	8,829,770	1.3
350,031		Simon Property Group, Inc.	60,562,364	9.0
181,574		SL Green Realty Corp.	19,953,167	3.0
1,199,700		Spirit Realty Capital, Inc.	11,601,099	1.7
705,700	@	Strategic Hotels & Resorts, Inc.	8,553,084	1.3
107,951		Sun Communities, Inc.	6,674,610	1.0
565,104		Sunstone Hotel Investors, Inc.	8,482,211	1.3
66,114		Taubman Centers, Inc.	4,594,923	0.7
466,403		UDR, Inc.	14,938,888	2.2
129,595		Ventas, Inc.	8,046,554	1.2
234,113		Vornado Realty Trust	22,224,347	3.3
153,100		Other Securities	2,832,350	0.4

		Total Common Stock (Cost $602,429,173)	663,651,485	98.5

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
1,625,849		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,625,849)	1,625,849	0.2

		Total Short-Term Investments (Cost $1,625,849)	1,625,849	0.2

		Total Investments in Securities (Cost $604,055,022)	$665,277,334	98.7
		Assets in Excess of Other Liabilities	9,089,290	1.3
		Net Assets	$674,366,624	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

See Accompanying Notes to Financial Statements

VY® CLARION REAL ESTATE PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $607,908,735.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$77,749,280
Gross Unrealized Depreciation	(20,380,681)
Net Unrealized Appreciation	$57,368,599

REIT Diversification	Percentage of Net Assets
Residential REITs	21.9%
Retail REITs	21.9
Specialized REITs	16.1
Office REITs	12.4
Diversified REITs	9.2%
Hotels, Resorts & Cruise Lines	7.3
Industrial REITs	5.0
Real Estate Services	3.3
Diversified Real Estate Activities	0.9
Real Estate Operating Companies	0.5
Assets in Excess of Other Liabilities*	1.5
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$663,651,485	$—	$—	$663,651,485
Short-Term Investments	1,625,849	—	—	1,625,849
Total Investments, at fair value	$665,277,334	$—	$—	$665,277,334

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® FRANKLIN INCOME PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Common Stock	47.8%
Corporate Bonds/Notes	28.6%
Preferred Stock	4.2%
Equity-Linked Securities	4.1%
Warrants**	0.0%
Assets in Excess of Other Liabilities*	15.3%
Net Assets	100.0%

* Includes short-term investments.
** Amount is less than 0.05%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 47.8%
		Consumer Discretionary: 2.9%
500,000		Ford Motor Co.	$7,505,000	0.9
181,208		General Motors Co.	6,039,663	0.7
125,000		Target Corp.	10,203,750	1.2
44,512		Other Securities(a)	1,069,294	0.1
			24,817,707	2.9

		Consumer Staples: 0.9%
85,000		PepsiCo, Inc.	7,933,900	0.9

		Energy: 7.4%
400,000	@	BP PLC ADR	15,984,000	1.9
110,000		Chevron Corp.	10,611,700	1.2
293,400	@	Royal Dutch Shell PLC — Class A ADR	16,726,734	1.9
161,200		Spectra Energy Corp.	5,255,120	0.6
395,000		Other Securities	15,695,920	1.8
			64,273,474	7.4

		Financials: 2.5%
105,800		JPMorgan Chase & Co.	7,169,008	0.8
120,000		Wells Fargo & Co.	6,748,800	0.8
128,108		Other Securities	7,406,131	0.9
			21,323,939	2.5

		Health Care: 4.5%
54,800		Johnson & Johnson	5,340,808	0.6
160,200		Merck & Co., Inc.	9,120,186	1.1
300,000		Pfizer, Inc.	10,059,000	1.2
190,000	@	Sanofi-Aventis SA ADR	9,410,700	1.1
56,300		Other Securities	4,700,487	0.5
			38,631,181	4.5

		Industrials: 4.1%
400,000		General Electric Co.	10,628,000	1.2
40,000		Lockheed Martin Corp.	7,436,000	0.9
131,000		Waste Management, Inc.	6,071,850	0.7

158,122		Other Securities	11,123,717	1.3
			35,259,567	4.1

		Information Technology: 3.2%
200,000		Cisco Systems, Inc.	5,492,000	0.6
250,000		Intel Corp.	7,603,750	0.9
123,100		Microsoft Corp.	5,434,865	0.6
109,000		Texas Instruments, Inc.	5,614,590	0.7
660,400		Other Securities	3,329,862	0.4
			27,475,067	3.2

		Materials: 7.7%
70,000	@, L	Agrium, Inc.	7,416,500	0.8
377,600		BHP Billiton PLC	7,424,206	0.9
200,000		Dow Chemical Co.	10,234,000	1.2
150,000		Du Pont E I de Nemours & Co.	9,592,500	1.1
60,000	@	LyondellBasell Industries NV — Class A	6,211,200	0.7
286,000	@, L	Rio Tinto PLC ADR	11,786,060	1.4
859,400		Other Securities	13,633,543	1.6
			66,298,009	7.7

		Telecommunication Services: 2.8%
250,000		AT&T, Inc.	8,880,000	1.0
104,000		Verizon Communications, Inc.	4,847,440	0.6
46,025		Verizon Communications, Inc. — VZC	2,142,947	0.3
1,784,545		Other Securities	8,149,504	0.9
			24,019,891	2.8

		Utilities: 11.8%
86,700		Dominion Resources, Inc.	5,797,629	0.7
194,965		Duke Energy Corp.	13,768,428	1.6
47,200	@	Dynegy, Inc.	1,380,600	0.2
335,000		Exelon Corp.	10,525,700	1.2
99,930		NextEra Energy, Inc.	9,796,138	1.1
220,000		Pacific Gas & Electric Co.	10,802,000	1.3
100,000		Pinnacle West Capital Corp.	5,689,000	0.7
185,200		PPL Corp.	5,457,844	0.6
160,000		Public Service Enterprise Group, Inc.	6,284,800	0.7
220,000		Southern Co.	9,218,000	1.1
200,000		Xcel Energy, Inc.	6,436,000	0.7
415,600		Other Securities	16,417,014	1.9
			101,573,153	11.8

		Total Common Stock (Cost $358,993,533)	411,605,888	47.8

See Accompanying Notes to Financial Statements

VY® FRANKLIN INCOME PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 4.2%
		Consumer Discretionary: 0.3%
20,000		Other Securities	$2,523,000	0.3

		Energy: 0.1%
1,700	#	Chesapeake Energy Corp.	1,191,063	0.1

		Financials: 2.4%
9,300		Bank of America Corp.	10,341,600	1.2
6,000		Wells Fargo & Co.	7,050,000	0.8
176,150		Other Securities(a)	3,489,403	0.4
			20,881,003	2.4

		Health Care: 0.3%
2,500		Other Securities	2,606,450	0.3

		Industrials: 0.1%
1,789		Other Securities	1,334,394	0.1

		Materials: 0.5%
100,000		Other Securities(a)	3,953,000	0.5

		Utilities: 0.5%
80,300		Other Securities	3,988,350	0.5

		Total Preferred Stock (Cost $37,951,328)	36,477,260	4.2

EQUITY-LINKED SECURITIES: 4.1%
		Consumer Discretionary: 0.3%
70,000	#, @, Z	Deutshce Bank AG into General Motors Co., 8.000%	2,376,276	0.3

		Consumer Staples: 0.3%
63,000	#, @	Citigroup, Inc. into Whole Foods Market, Inc., 7.000%	2,483,460	0.3

		Energy: 0.8%
30,000	#, @	Barclays Bank PLC into Anadarko Petroleum Corp., 6.000%	2,385,759	0.2
70,000		Other Securities	5,006,735	0.6
			7,392,494	0.8

		Financials: 0.6%
287,000	@	Goldman Sachs & Co. into Bank of America Corp., 6.000%	4,945,900	0.6

		Industrials: 0.4%
125,000	#, @	Goldman Sachs & Co. into General Electric Co., 5.500%	3,343,262	0.4

		Information Technology: 1.7%
55,000	#, @	Citigroup, Inc. into Apple, Inc., 7.000%	6,937,535	0.8
268,000		Other Securities	7,742,206	0.9
			14,679,741	1.7

		Total Equity-Linked Securities (Cost $36,137,415)	35,221,133	4.1

WARRANTS: 0.0%
		Utilities: 0.0%
21,595	@	Dynegy, Inc.	$87,352	0.0

		Total Warrants (Cost $498,071)	87,352	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 1.1%
862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	838,295	0.1
862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	828,598	0.1
5,000,000	#, L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,175,000	0.6
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,860,153	0.3
			9,702,046	1.1

		Communications: 6.4%
1,800,000	#	Altice Financing SA, 6.625%, 02/15/23	1,791,540	0.2
2,200,000	#	Altice SA, 7.625%, 02/15/25	2,073,500	0.2
700,000	#	Altice SA, 7.750%, 05/15/22	679,000	0.1
7,617,472		Clear Channel Communications, Inc., 6.937%, 01/30/19	7,052,507	0.8
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	4,849,500	0.6
3,338,057		Clear Channel Communications, Inc., 7.687%–9.000%, 07/30/19–12/15/19	3,167,883	0.4
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,473,750	0.2
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,430,000	0.3
8,200,000		Sprint Nextel Corp., 7.875%–11.500%, 11/15/21–09/15/23	8,724,250	1.0
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	3,900,000	0.5
3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,731,521	0.4
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,012,500	0.2
1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,520,625	0.2
11,100,000		Other Securities	11,332,550	1.3
			54,739,126	6.4

See Accompanying Notes to Financial Statements

VY® FRANKLIN INCOME PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 2.8%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$1,900,260	0.2
1,500,000	#, L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,455,000	0.2
1,600,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	1,680,000	0.2
1,250,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,271,875	0.1
5,100,000	#	International Game Technology PLC, 6.500%, 02/15/25	4,743,000	0.6
2,500,000	#	New Red Finance, Inc., 6.000%, 04/01/22	2,575,000	0.3
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,071,618	0.2
8,460,128		Other Securities	8,681,289	1.0
			24,378,042	2.8

		Consumer, Non-cyclical: 2.8%
5,200,000		HCA, Inc., 5.875%–7.500%, 02/15/22–05/01/23	5,810,000	0.7
2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,117,500	0.2
800,000	#	JBS USA LLC / JBS USA Finance, Inc., 8.250%, 02/01/20	852,000	0.1
1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,744,625	0.2
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,342,250	0.2
11,855,000		Other Securities	12,117,094	1.4
			23,983,469	2.8

		Diversified: 0.2%
600,000	#	Stena AB, 7.000%, 02/01/24	582,000	0.1
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,402,500	0.1
			1,984,500	0.2

		Energy: 5.2%
1,200,000	#, L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	306,000	0.0
8,500,000	L	Chesapeake Energy Corp., 5.750%–7.250%, 12/15/18–03/15/23	8,235,000	0.9
1,800,000	#, L	Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20	1,588,500	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,702,659	0.2

3,000,000	#, L	Peabody Energy Corp., 10.000%, 03/15/22	1,867,500	0.2
38,737,186		Other Securities(a)	31,508,661	3.7
			45,208,320	5.2

		Financial: 3.5%
3,500,000		Bank of America Corp., 6.100%–8.125%, 12/29/49	3,571,250	0.4
6,500,000		Citigroup, Inc., 5.875%, 12/29/49	6,522,425	0.7
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,865,000	0.7
8,300,000		JPMorgan Chase & Co., 5.000%–7.900%, 04/29/49–12/29/49	8,421,900	1.0
2,500,000	#	OneMain Financial Holdings, Inc., 6.750%, 12/15/19	2,612,500	0.3
3,100,000		Other Securities	3,099,000	0.4
			30,092,075	3.5

		Industrial: 1.1%
1,600,000	#, L	Abengoa Finance SAU, 8.875%, 11/01/17	1,672,000	0.2
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,460,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	2,070,000	0.2
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,586,550	0.2
2,600,000		Other Securities	2,580,500	0.3
			9,369,050	1.1

		Technology: 3.3%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,034,375	0.2
500,000	#, &	Boxer Parent Co., Inc., 9.000%, 10/15/19	356,875	0.1
3,276,964		First Data Corp. — Term Loan B-3, 3.687%, 03/24/18	3,272,867	0.4
6,400,000		First Data Corp., 12.625%, 01/15/21	7,408,000	0.9
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,534,293	0.7
3,187,000	#, &	First Data Corp., 8.750%, 01/15/22	3,396,147	0.4
5,008,428		Other Securities	5,245,909	0.6
			28,248,466	3.3

		Utilities: 2.2%
6,500,000		Calpine Corp., 5.375%–5.750%, 01/15/23–01/15/25	6,379,375	0.7
5,000,000	#	Dynegy, Inc., 7.375%, 11/01/22	5,262,500	0.6

See Accompanying Notes to Financial Statements

VY® FRANKLIN INCOME PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
5,000,000	#	InterGen NV, 7.000%, 06/30/23	$4,475,000	0.5
3,000,000		Other Securities	3,135,000	0.4
			19,251,875	2.2

		Total Corporate Bonds/Notes (Cost $250,578,681)	246,956,969	28.6

		Total Long-Term Investments (Cost $684,159,028)	730,348,602	84.7

SHORT-TERM INVESTMENTS: 11.5%
		U.S. Government Agency Obligations: 5.8%
50,000,000		Federal Home Loan Bank Discount Notes, 0.080%, 07/01/15
		(Cost $50,000,000)	50,000,000	5.8

		Securities Lending Collateralcc: 5.7%
11,586,423		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $11,586,471, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $11,818,152, due 07/15/15–05/20/65)	11,586,423	1.4
8,402,479		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $8,402,520, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $8,570,487, due 11/15/15–03/01/48)	8,402,479	1.0

11,674,600		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $11,674,654, collateralized by various U.S. Government Securities, 0.750%–2.750%, Market Value plus accrued interest $11,908,092, due 01/15/17–08/15/42)	11,674,600	1.4
11,586,423		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $11,586,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $11,818,155, due 07/31/15–05/20/65)	11,586,423	1.3
5,534,650		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $5,534,680, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $5,647,462, due 01/15/17–01/15/29)	5,534,650	0.6
			48,784,575	5.7

		Total Short-Term Investments (Cost $98,784,575)	98,784,575	11.5

		Total Investments in Securities (Cost $782,943,603)	$829,133,177	96.2
		Assets in Excess of Other Liabilities	32,755,082	3.8
		Net Assets	$861,888,259	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

VY® FRANKLIN INCOME PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security.

&	Payment-in-kind

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)	This grouping contains securities on loan.

EUR	EU Euro

Cost for federal income tax purposes is $783,578,128.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$109,877,059
Gross Unrealized Depreciation	(64,322,010)
Net Unrealized Appreciation	$45,555,049

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,817,707	$—	$—	$24,817,707
Consumer Staples	7,933,900	—	—	7,933,900
Energy	64,273,474	—	—	64,273,474
Financials	21,323,939	—	—	21,323,939
Health Care	38,631,181	—	—	38,631,181
Industrials	34,355,398	—	904,169	35,259,567
Information Technology	24,145,205	—	3,329,862	27,475,067
Materials	55,354,078	10,943,931	—	66,298,009
Telecommunication Services	14,608,840	9,411,051	—	24,019,891
Utilities	101,573,153	—	—	101,573,153
Total Common Stock	387,016,875	20,354,982	4,234,031	411,605,888
Preferred Stock	21,139,200	14,003,666	1,334,394	36,477,260
Equity-Linked Securities	—	35,221,133	—	35,221,133
Warrants	87,352	—	—	87,352
Corporate Bonds/Notes	—	246,956,969	—	246,956,969
Short-Term Investments	—	98,784,575	—	98,784,575
Total Investments, at fair value	$408,243,427	$415,321,325	$5,568,425	$829,133,177

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	20.4%
Information Technology	13.4%
Health Care	13.3%
Consumer Discretionary	12.3%
Consumer Staples	10.6%
Energy	7.7%
Industrials	4.7%
Materials	4.4%
Telecommunication Services	2.2%
Utilities	0.7%
Consumer, Cyclical**	0.0%
Communications	0.0%
Assets in Excess of Other Liabilities*	10.3%
Net Assets	100.0%

* Includes short-term investments.
** Amount is less than 0.05%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 89.0%
		Consumer Discretionary: 11.6%
108,855		CBS Corp. — Class B	$6,041,452	1.2
82,700	@	DirecTV Group	7,673,733	1.6
200,920		General Motors Co.	6,696,664	1.4
396,385		Reed Elsevier PLC	6,441,487	1.3
55,708		Time Warner Cable, Inc.	9,925,494	2.1
46,639		Time Warner, Inc.	4,076,715	0.8
279,054		Twenty-First Century Fox, Inc. Class B	8,991,120	1.9
705,216		Other Securities	6,251,263	1.3
			56,097,928	11.6

		Consumer Staples: 10.6%
102,130		Altria Group, Inc.	4,995,178	1.1
152,846		British American Tobacco PLC	8,229,561	1.7
46,000		CVS Health	4,824,480	1.0
122,962		Imperial Tobacco Group PLC	5,922,086	1.2
68,810		Kroger Co.	4,989,413	1.0
62,921		PepsiCo, Inc.	5,873,046	1.2
74,620		Walgreens Boots Alliance, Inc.	6,300,913	1.3
242,053		Other Securities	9,857,307	2.1
			50,991,984	10.6

		Energy: 7.7%
80,077		Apache Corp.	4,614,838	1.0
93,467		Baker Hughes, Inc.	5,766,914	1.2
189,142		Marathon Oil Corp.	5,019,829	1.0

223,010		Royal Dutch Shell PLC	$6,342,390	1.3
940,505		Other Securities	15,206,598	3.2
			36,950,569	7.7

		Financials: 20.4%
63,246	@	ACE Ltd.	6,430,853	1.3
165,782		American International Group, Inc.	10,248,643	2.1
11,780	@	Alleghany Corp.	5,521,993	1.1
77,708		Allstate Corp.	5,040,918	1.1
1,206,540		Barclays PLC	4,945,153	1.0
110,377		CIT Group, Inc.	5,131,427	1.1
109,212		Citigroup, Inc.	6,032,871	1.3
169,732		Citizens Financial Group, Inc.	4,635,381	1.0
106,360		JPMorgan Chase & Co.	7,206,954	1.5
115,729		Metlife, Inc.	6,479,667	1.3
111,980		PNC Financial Services Group, Inc.	10,710,887	2.2
96,021		SunTrust Bank	4,130,823	0.9
173,180	@	XL Group PLC	6,442,296	1.3
359,521		Other Securities	15,338,305	3.2
			98,296,171	20.4

		Health Care: 13.3%
136,967		Eli Lilly & Co.	11,435,375	2.4
78,238	@	Hospira, Inc.	6,940,493	1.5
179,767		Medtronic PLC	13,320,735	2.8
243,482		Merck & Co., Inc.	13,861,430	2.9
66,785		Stryker Corp.	6,382,642	1.3
158,016	@	Teva Pharmaceutical Industries Ltd. ADR	9,338,746	1.9
15,827		Other Securities	2,563,974	0.5
			63,843,395	13.3

		Industrials: 4.7%
3,145		AP Moller — Maersk A/S — Class B	5,686,292	1.2
60,775		Caterpillar, Inc.	5,154,936	1.1
520,045		Other Securities	11,668,264	2.4
			22,509,492	4.7

		Information Technology: 13.4%
77,640		Apple, Inc.	9,737,997	2.0
159,039		CA, Inc.	4,658,252	1.0
265,276		Cisco Systems, Inc.	7,284,479	1.5
156,867		Hewlett-Packard Co.	4,707,579	1.0
312,142		Microsoft Corp.	13,781,069	2.8
331,535	@	Nokia OYJ ADR	2,271,015	0.5
413,503		Nokia OYJ	2,818,841	0.6
3,867		Samsung Electronics Co., Ltd.	4,387,445	0.9

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
331,079	Symantec Corp.	$7,697,587	1.6
514,702	Xerox Corp.	5,476,429	1.1
36,107	Other Securities	1,848,679	0.4
		64,669,372	13.4

	Materials: 4.4%
121,213	International Paper Co.	5,768,527	1.2
105,138	MeadWestvaco Corp.	4,961,462	1.0
363,053	Other Securities	10,398,416	2.2
		21,128,405	4.4

	Telecommunication Services: 2.2%
1,858,148	Vodafone Group PLC	6,778,287	1.4
1,006,780	Other Securities	3,859,840	0.8
		10,638,127	2.2

	Utilities: 0.7%
138,900	Other Securities	3,178,032	0.7

	Total Common Stock (Cost $339,396,861)	428,303,475	89.0

PREFERRED STOCK: 0.7%
	Consumer Discretionary: 0.7%
14,064	Other Securities	3,263,962	0.7

	Total Preferred Stock (Cost $3,597,292)	3,263,962	0.7

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
	Communications: —%
32,493	Other Securities	—	—

	Consumer, Cyclical: 0.0%
3,747	Other Securities	3,742	0.0

	Energy: 0.0%
1,688,350	Other Securities	108,527	0.0

	Financial: —%
1,216,000	Other Securities(a)	—	—

	Total Corporate Bonds/Notes (Cost $1,364,706)	112,269	0.0

	Total Long-Term Investments (Cost $344,358,859)	431,679,706	89.7

SHORT-TERM INVESTMENTS: 5.1%
	U.S. Treasury Bills: 5.1%
2,000,000	United States Treasury Bill, 0.010%, 09/03/15	$1,999,982	0.4
5,000,000	United States Treasury Bill, 0.065%, 08/27/15	5,000,060	1.1
1,000,000	United States Treasury Bill, 0.065%, 08/06/15	1,000,007	0.2
4,000,000	United States Treasury Bill, 0.080%, 11/19/15	3,999,608	0.9
2,000,000	United States Treasury Bill, 0.085%, 11/27/15	1,999,814	0.4
2,500,000	United States Treasury Bill, 0.095%, 10/08/15	2,499,880	0.5
3,500,000	United States Treasury Bill, 0.105%, 08/20/15	3,500,010	0.7
2,000,000	United States Treasury Bill, 0.110%, 07/23/15	2,000,022	0.4
1,500,000	United States Treasury Bill, 0.110%, 07/09/15	1,500,005	0.3
1,000,000	United States Treasury Bill, 0.130%, 07/02/15	1,000,000	0.2
		24,499,388	5.1

	Total Short-Term Investments (Cost $24,496,186)	24,499,388	5.1

	Total Investments in Securities (Cost $368,855,045)	$456,179,094	94.8
	Assets in Excess of Other Liabilities	25,115,452	5.2
	Net Assets	$481,294,546	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

(a)	The grouping contains securities in default.

Cost for federal income tax purposes is $369,305,172.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,718,895
Gross Unrealized Depreciation	(17,844,973)
Net Unrealized Appreciation	$86,873,922

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$49,656,441	$6,441,487	$—	$56,097,928
Consumer Staples	36,840,337	14,151,647	—	50,991,984
Energy	23,636,790	13,313,779	—	36,950,569
Financials	90,871,395	7,424,776	—	98,296,171
Health Care	63,843,395	—	—	63,843,395
Industrials	13,946,802	8,562,690	—	22,509,492
Information Technology	57,463,086	7,206,286	—	64,669,372
Materials	14,230,773	6,897,632	—	21,128,405
Telecommunication Services	—	10,638,127	—	10,638,127
Utilities	3,178,032	—	—	3,178,032
Total Common Stock	353,667,051	74,636,424	—	428,303,475
Preferred Stock	—	3,263,962	—	3,263,962
Corporate Bonds/Notes	—	112,269	—	112,269
Short-Term Investments	—	24,499,388	—	24,499,388
Total Investments, at fair value	$353,667,051	$102,512,043	$—	$456,179,094
Other Financial Instruments+
Forward Foreign Currency Contracts	—	727,785	—	727,785
Total Assets	$353,667,051	$103,239,828	$—	$456,906,879
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,243,529)	$—	$(1,243,529)
Total Liabilities	$—	$(1,243,529)	$—	$(1,243,529)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	91,076	Buy	07/20/15	$101,529	$101,562	$33
Bank of America	British Pound	92,989	Buy	08/19/15	146,187	146,059	(128)
Bank of America	British Pound	86,044	Buy	08/19/15	136,531	135,150	(1,381)
Bank of America	South Korean Won	18,558,196	Buy	08/12/15	16,757	16,555	(202)
Bank of America	EU Euro	50,323	Buy	07/20/15	57,132	56,117	(1,015)
Bank of America	South Korean Won	140,019,074	Buy	08/12/15	128,895	124,906	(3,989)
Bank of America	South Korean Won	127,972,410	Buy	08/12/15	118,329	114,161	(4,168)
Bank of America	South Korean Won	165,017,296	Buy	08/12/15	153,633	147,207	(6,426)
Bank of America	British Pound	177,712	Buy	08/19/15	272,101	279,134	7,033
Bank of America	British Pound	373,882	Buy	08/19/15	554,679	587,261	32,582
Bank of America	British Pound	2,887,900	Buy	08/19/15	4,457,214	4,536,059	78,845
Bank of America	South Korean Won	50,105,961	Buy	08/12/15	44,906	44,698	(208)
Bank of America	South Korean Won	63,034,813	Buy	08/12/15	56,824	56,232	(592)
Credit Suisse Group AG	EU Euro	34,480	Buy	07/20/15	38,430	38,449	19
Credit Suisse Group AG	British Pound	76,227	Buy	08/19/15	120,989	119,731	(1,258)

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	92,048	Buy	08/19/15	$142,694	$144,580	$1,886
Credit Suisse Group AG	British Pound	47,826	Buy	08/19/15	73,048	75,121	2,073
Credit Suisse Group AG	South Korean Won	20,317,750	Buy	08/12/15	18,284	18,124	(160)
Credit Suisse Group AG	British Pound	102,268	Buy	08/19/15	156,237	160,634	4,397
Credit Suisse Group AG	South Korean Won	66,634,251	Buy	08/12/15	59,977	59,443	(534)
Credit Suisse Group AG	South Korean Won	136,241,051	Buy	08/12/15	124,877	121,536	(3,341)
Credit Suisse Group AG	British Pound	107,308	Buy	08/19/15	164,387	168,550	4,163
Deutsche Bank AG	EU Euro	91,075	Buy	07/20/15	101,504	101,560	56
Deutsche Bank AG	British Pound	92,989	Buy	08/19/15	146,137	146,059	(78)
HSBC Bank PLC	South Korean Won	32,899,295	Buy	08/12/15	29,701	29,349	(352)
HSBC Bank PLC	South Korean Won	61,432,296	Buy	08/12/15	55,290	54,802	(488)
HSBC Bank PLC	South Korean Won	80,682,988	Buy	08/12/15	73,825	71,975	(1,850)
HSBC Bank PLC	South Korean Won	64,978,582	Buy	08/12/15	59,822	57,966	(1,856)
HSBC Bank PLC	South Korean Won	57,346,666	Buy	08/12/15	52,157	51,157	(1,000)
HSBC Bank PLC	South Korean Won	107,530,932	Buy	08/12/15	97,933	95,925	(2,008)
HSBC Bank PLC	South Korean Won	135,902,480	Buy	08/12/15	125,812	121,234	(4,578)
HSBC Bank PLC	British Pound	84,410	Buy	08/19/15	132,615	132,584	(31)
HSBC Bank PLC	British Pound	454,664	Buy	08/19/15	679,018	714,146	35,128
State Street Bank	EU Euro	95,017	Buy	07/20/15	105,978	105,956	(22)
State Street Bank	EU Euro	34,763	Buy	07/20/15	38,879	38,766	(113)
State Street Bank	British Pound	116,237	Buy	08/19/15	182,727	182,575	(152)
State Street Bank	British Pound	115,109	Buy	08/19/15	182,645	180,803	(1,842)
							$128,443

Bank of America	EU Euro	52,343	Sell	07/20/15	$60,572	$58,369	$2,203
Bank of America	EU Euro	2,441	Sell	07/20/15	2,732	2,722	10
Bank of America	EU Euro	12,629	Sell	07/20/15	14,144	14,083	61
Bank of America	EU Euro	37,204	Sell	07/20/15	41,644	41,488	156
Bank of America	EU Euro	149,500	Sell	07/20/15	166,938	166,711	227
Bank of America	EU Euro	8,378,383	Sell	07/20/15	9,553,075	9,342,971	210,104
Bank of America	EU Euro	37,000	Sell	07/20/15	41,348	41,260	88
Bank of America	EU Euro	72,944	Sell	07/20/15	81,557	81,342	215
Bank of America	EU Euro	70,100	Sell	07/20/15	76,316	78,171	(1,855)
Bank of America	EU Euro	46,800	Sell	07/20/15	50,928	52,188	(1,260)
Bank of America	EU Euro	165,885	Sell	07/20/15	178,709	184,983	(6,274)
Bank of America	EU Euro	415,885	Sell	07/20/15	447,550	463,765	(16,215)
Bank of America	EU Euro	69,034	Sell	07/20/15	75,140	76,982	(1,842)
Bank of America	EU Euro	33,234	Sell	07/20/15	35,382	37,060	(1,678)
Bank of America	EU Euro	51,391	Sell	07/20/15	54,620	57,308	(2,688)
Bank of America	British Pound	198,493	Sell	08/19/15	290,402	311,775	(21,373)
Bank of America	EU Euro	32,250	Sell	07/20/15	35,080	35,963	(883)
Bank of America	British Pound	57,148	Sell	08/19/15	85,362	89,763	(4,401)
Bank of America	EU Euro	20,850	Sell	07/20/15	22,727	23,251	(524)
Bank of America	South Korean Won	103,104,686	Sell	08/12/15	91,062	91,977	(915)
Bank of America	EU Euro	90,193	Sell	07/20/15	102,901	100,577	2,324
Bank of America	British Pound	149,642	Sell	08/19/15	221,032	235,044	(14,012)
Bank of America	EU Euro	17,622	Sell	07/20/15	20,163	19,650	513
Bank of America	EU Euro	59,090	Sell	07/20/15	67,305	65,893	1,412
Bank of America	South Korean Won	106,751,594	Sell	08/12/15	95,784	95,230	554
Bank of America	EU Euro	88,070	Sell	07/20/15	98,739	98,209	530
Bank of America	EU Euro	16,222	Sell	07/20/15	18,914	18,090	824
Bank of America	South Korean Won	178,478,383	Sell	08/12/15	161,456	159,215	2,241
Bank of America	EU Euro	52,584	Sell	07/20/15	60,870	58,638	2,232
Bank of America	South Korean Won	1,018,864,429	Sell	08/12/15	916,379	908,899	7,480
Bank of America	South Korean Won	510,484,784	Sell	08/12/15	460,934	455,388	5,546
Bank of America	British Pound	9,530,873	Sell	08/19/15	14,585,095	14,970,256	(385,161)
Bank of America	EU Euro	91,309	Sell	07/20/15	109,269	101,821	7,448
Bank of America	EU Euro	64,132	Sell	07/20/15	76,570	71,516	5,054
Barclays Bank PLC	EU Euro	55,912	Sell	07/20/15	62,875	62,349	526
Barclays Bank PLC	EU Euro	44,035	Sell	07/20/15	49,413	49,105	308
Barclays Bank PLC	EU Euro	4,379	Sell	07/20/15	5,081	4,883	198
Credit Suisse Group AG	EU Euro	23,286	Sell	07/20/15	26,106	25,967	139
Credit Suisse Group AG	EU Euro	74,750	Sell	07/20/15	83,775	83,356	419

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	EU Euro	144,190	Sell	07/20/15	$157,049	$160,791	$(3,742)
Credit Suisse Group AG	EU Euro	8,466	Sell	07/20/15	9,518	9,440	78
Credit Suisse Group AG	EU Euro	9,612	Sell	07/20/15	10,733	10,718	15
Credit Suisse Group AG	EU Euro	111,258	Sell	07/20/15	124,740	124,067	673
Credit Suisse Group AG	EU Euro	140,200	Sell	07/20/15	152,665	156,341	(3,676)
Credit Suisse Group AG	British Pound	34,943	Sell	08/19/15	53,605	54,885	(1,280)
Credit Suisse Group AG	EU Euro	240,729	Sell	07/20/15	258,613	268,444	(9,831)
Credit Suisse Group AG	EU Euro	22,660	Sell	07/20/15	24,028	25,269	(1,241)
Credit Suisse Group AG	EU Euro	76,849	Sell	07/20/15	83,613	85,696	(2,083)
Credit Suisse Group AG	EU Euro	33,234	Sell	07/20/15	35,337	37,060	(1,723)
Credit Suisse Group AG	EU Euro	20,850	Sell	07/20/15	22,718	23,250	(532)
Credit Suisse Group AG	EU Euro	8,493	Sell	07/20/15	9,555	9,471	84
Credit Suisse Group AG	EU Euro	118,762	Sell	07/20/15	135,560	132,435	3,125
Credit Suisse Group AG	EU Euro	47,241	Sell	07/20/15	53,769	52,680	1,089
Credit Suisse Group AG	South Korean Won	89,538,019	Sell	08/12/15	80,854	79,874	980
Credit Suisse Group AG	South Korean Won	51,051,384	Sell	08/12/15	46,117	45,542	575
Credit Suisse Group AG	EU Euro	45,000	Sell	07/20/15	51,417	50,181	1,236
Credit Suisse Group AG	South Korean Won	263,698,277	Sell	08/12/15	236,633	235,237	1,396
Credit Suisse Group AG	British Pound	35,790	Sell	08/19/15	55,272	56,216	(944)
Credit Suisse Group AG	EU Euro	88,070	Sell	07/20/15	98,717	98,209	508
Credit Suisse Group AG	EU Euro	52,341	Sell	07/20/15	60,699	58,367	2,332
Credit Suisse Group AG	EU Euro	32,400	Sell	07/20/15	37,742	36,130	1,612
Credit Suisse Group AG	South Korean Won	382,506,613	Sell	08/12/15	345,977	341,222	4,755
Credit Suisse Group AG	EU Euro	73,617	Sell	07/20/15	85,204	82,092	3,112
Credit Suisse Group AG	South Korean Won	891,716,857	Sell	08/12/15	801,832	795,474	6,358
Credit Suisse Group AG	South Korean Won	379,819,936	Sell	08/12/15	340,688	338,826	1,862
Credit Suisse Group AG	British Pound	6,648,755	Sell	08/19/15	10,172,595	10,443,278	(270,683)
Credit Suisse Group AG	EU Euro	188,622	Sell	07/20/15	225,620	210,337	15,283
Deutsche Bank AG	EU Euro	46,571	Sell	07/20/15	52,080	51,933	147
Deutsche Bank AG	EU Euro	149,500	Sell	07/20/15	167,228	166,711	517
Deutsche Bank AG	EU Euro	288,381	Sell	07/20/15	313,838	321,582	(7,744)
Deutsche Bank AG	British Pound	97,545	Sell	07/21/15	149,189	153,247	(4,058)
Deutsche Bank AG	EU Euro	125,439	Sell	07/20/15	139,838	139,880	(42)
Deutsche Bank AG	EU Euro	428,500	Sell	07/20/15	478,361	477,832	529
Deutsche Bank AG	EU Euro	128,113	Sell	07/20/15	140,714	142,863	(2,149)
Deutsche Bank AG	EU Euro	55,990	Sell	07/20/15	60,910	62,436	(1,526)
Deutsche Bank AG	EU Euro	291,222	Sell	07/20/15	312,785	324,750	(11,965)
Deutsche Bank AG	British Pound	49,150	Sell	08/19/15	76,061	77,201	(1,140)
Deutsche Bank AG	EU Euro	87,558	Sell	07/20/15	93,545	97,638	(4,093)
Deutsche Bank AG	EU Euro	73,541	Sell	07/20/15	78,008	82,007	(3,999)
Deutsche Bank AG	EU Euro	69,033	Sell	07/20/15	75,235	76,981	(1,746)
Deutsche Bank AG	EU Euro	3,271	Sell	07/20/15	3,534	3,647	(113)
Deutsche Bank AG	British Pound	268,217	Sell	08/19/15	397,530	421,291	(23,761)
Deutsche Bank AG	EU Euro	25,696	Sell	07/20/15	27,233	28,654	(1,421)
Deutsche Bank AG	EU Euro	32,250	Sell	07/20/15	35,058	35,963	(905)
Deutsche Bank AG	EU Euro	20,850	Sell	07/20/15	22,737	23,251	(514)
Deutsche Bank AG	EU Euro	4,246	Sell	07/20/15	4,780	4,735	45
Deutsche Bank AG	EU Euro	745	Sell	07/20/15	838	831	7
Deutsche Bank AG	EU Euro	44,000	Sell	07/20/15	50,146	49,065	1,081
Deutsche Bank AG	EU Euro	1,681	Sell	07/20/15	1,925	1,874	51
Deutsche Bank AG	EU Euro	17,622	Sell	07/20/15	20,130	19,651	479
Deutsche Bank AG	EU Euro	47,242	Sell	07/20/15	53,780	52,681	1,099
Deutsche Bank AG	EU Euro	159,171	Sell	07/20/15	182,673	177,496	5,177
Deutsche Bank AG	EU Euro	30,000	Sell	07/20/15	34,295	33,454	841
Deutsche Bank AG	EU Euro	88,070	Sell	07/20/15	98,871	98,209	662
Deutsche Bank AG	EU Euro	52,342	Sell	07/20/15	60,571	58,368	2,203
Deutsche Bank AG	EU Euro	16,200	Sell	07/20/15	18,856	18,065	791
Deutsche Bank AG	British Pound	323,225	Sell	08/19/15	496,595	507,694	(11,099)
Deutsche Bank AG	EU Euro	52,583	Sell	07/20/15	60,965	58,637	2,328
Deutsche Bank AG	EU Euro	1,240,784	Sell	07/20/15	1,441,048	1,383,632	57,416
Deutsche Bank AG	EU Euro	64,132	Sell	07/20/15	76,599	71,515	5,084
Deutsche Bank AG	EU Euro	182,617	Sell	07/20/15	218,516	203,642	14,874
HSBC Bank PLC	South Korean Won	134,078,894	Sell	07/21/15	119,649	119,841	(192)

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	South Korean Won	120,542,373	Sell	07/21/15	$109,484	$107,742	$1,742
HSBC Bank PLC	South Korean Won	236,941,897	Sell	07/21/15	214,472	211,782	2,690
HSBC Bank PLC	South Korean Won	267,734,470	Sell	07/21/15	238,665	239,305	(640)
HSBC Bank PLC	South Korean Won	181,433,005	Sell	07/21/15	162,110	162,168	(58)
HSBC Bank PLC	South Korean Won	195,658,550	Sell	07/21/15	175,133	174,882	251
HSBC Bank PLC	South Korean Won	100,413,076	Sell	08/12/15	88,361	89,576	(1,215)
HSBC Bank PLC	South Korean Won	132,308,480	Sell	08/12/15	119,401	118,028	1,373
HSBC Bank PLC	South Korean Won	120,772,373	Sell	08/12/15	108,912	107,738	1,174
HSBC Bank PLC	South Korean Won	384,686,939	Sell	08/12/15	343,851	343,168	683
HSBC Bank PLC	South Korean Won	128,886,717	Sell	08/12/15	115,645	114,976	669
HSBC Bank PLC	South Korean Won	130,282,243	Sell	08/12/15	116,803	116,221	582
HSBC Bank PLC	South Korean Won	240,479,362	Sell	08/12/15	217,363	214,525	2,838
HSBC Bank PLC	South Korean Won	967,087,971	Sell	08/12/15	869,371	862,710	6,661
HSBC Bank PLC	South Korean Won	241,729,819	Sell	08/12/15	216,944	215,640	1,304
HSBC Bank PLC	South Korean Won	241,486,297	Sell	08/12/15	218,066	215,423	2,643
HSBC Bank PLC	EU Euro	46,572	Sell	07/20/15	52,160	51,934	226
HSBC Bank PLC	EU Euro	97,371	Sell	07/20/15	109,162	108,582	580
HSBC Bank PLC	EU Euro	74,750	Sell	07/20/15	83,588	83,355	233
HSBC Bank PLC	EU Euro	125,439	Sell	07/20/15	139,777	139,881	(104)
HSBC Bank PLC	EU Euro	246,157	Sell	07/20/15	275,673	274,496	1,177
HSBC Bank PLC	EU Euro	140,200	Sell	07/20/15	152,854	156,341	(3,487)
HSBC Bank PLC	British Pound	34,943	Sell	08/19/15	53,535	54,885	(1,350)
HSBC Bank PLC	EU Euro	46,800	Sell	07/20/15	50,881	52,189	(1,308)
HSBC Bank PLC	British Pound	49,150	Sell	08/19/15	76,036	77,200	(1,164)
HSBC Bank PLC	EU Euro	80,243	Sell	07/20/15	86,445	89,481	(3,036)
HSBC Bank PLC	British Pound	71,180	Sell	08/19/15	111,575	111,804	(229)
HSBC Bank PLC	EU Euro	515,415	Sell	07/20/15	555,916	574,753	(18,837)
HSBC Bank PLC	EU Euro	48,046	Sell	07/20/15	51,745	53,578	(1,833)
HSBC Bank PLC	EU Euro	11,330	Sell	07/20/15	12,031	12,635	(604)
HSBC Bank PLC	EU Euro	38,174	Sell	07/20/15	41,592	42,568	(976)
HSBC Bank PLC	EU Euro	9,721	Sell	07/20/15	10,492	10,841	(349)
HSBC Bank PLC	EU Euro	66,468	Sell	07/20/15	70,758	74,120	(3,362)
HSBC Bank PLC	EU Euro	51,391	Sell	07/20/15	54,523	57,308	(2,785)
HSBC Bank PLC	EU Euro	32,250	Sell	07/20/15	35,070	35,963	(893)
HSBC Bank PLC	EU Euro	20,850	Sell	07/20/15	22,706	23,251	(545)
HSBC Bank PLC	EU Euro	8,493	Sell	07/20/15	9,551	9,471	80
HSBC Bank PLC	EU Euro	744	Sell	07/20/15	838	830	8
HSBC Bank PLC	EU Euro	45,097	Sell	07/20/15	51,390	50,289	1,101
HSBC Bank PLC	EU Euro	1,681	Sell	07/20/15	1,924	1,874	50
HSBC Bank PLC	EU Euro	8,811	Sell	07/20/15	10,086	9,825	261
HSBC Bank PLC	EU Euro	47,242	Sell	07/20/15	53,857	52,681	1,176
HSBC Bank PLC	EU Euro	30,000	Sell	07/20/15	34,389	33,454	935
HSBC Bank PLC	EU Euro	88,070	Sell	07/20/15	98,641	98,209	432
HSBC Bank PLC	EU Euro	52,343	Sell	07/20/15	60,622	58,369	2,253
HSBC Bank PLC	EU Euro	32,400	Sell	07/20/15	37,569	36,130	1,439
HSBC Bank PLC	EU Euro	30,096	Sell	07/20/15	34,958	33,561	1,397
HSBC Bank PLC	EU Euro	52,583	Sell	07/20/15	60,997	58,637	2,360
HSBC Bank PLC	British Pound	6,671,611	Sell	08/19/15	10,207,565	10,479,179	(271,614)
HSBC Bank PLC	EU Euro	128,264	Sell	07/20/15	153,179	143,031	10,148
HSBC Bank PLC	EU Euro	188,623	Sell	07/20/15	225,633	210,339	15,294
State Street Bank	EU Euro	46,571	Sell	07/20/15	52,126	51,932	194
State Street Bank	EU Euro	149,500	Sell	07/20/15	167,081	166,712	369
State Street Bank	EU Euro	51,608	Sell	07/20/15	58,816	57,549	1,267
State Street Bank	EU Euro	457,400	Sell	07/20/15	518,731	510,059	8,672
State Street Bank	British Pound	97,544	Sell	07/21/15	149,238	153,245	(4,007)
State Street Bank	EU Euro	82,780	Sell	07/20/15	91,415	92,310	(895)
State Street Bank	EU Euro	300,000	Sell	07/20/15	334,006	334,538	(532)
State Street Bank	EU Euro	682,001	Sell	07/20/15	767,919	760,519	7,400
State Street Bank	EU Euro	80,090	Sell	07/20/15	90,145	89,311	834
State Street Bank	EU Euro	6,206	Sell	07/20/15	6,933	6,920	13
State Street Bank	EU Euro	200,719	Sell	07/20/15	215,573	223,827	(8,254)
State Street Bank	British Pound	49,150	Sell	08/19/15	76,086	77,201	(1,115)
State Street Bank	EU Euro	207,170	Sell	07/20/15	222,946	231,021	(8,075)

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	120,205	Sell	07/20/15	$128,196	$134,044	$(5,848)
State Street Bank	EU Euro	22,661	Sell	07/20/15	24,047	25,270	(1,223)
State Street Bank	EU Euro	51,392	Sell	07/20/15	54,574	57,309	(2,735)
State Street Bank	British Pound	198,494	Sell	08/19/15	290,497	311,777	(21,280)
State Street Bank	EU Euro	32,250	Sell	07/20/15	35,120	35,963	(843)
State Street Bank	EU Euro	747	Sell	07/20/15	841	833	8
State Street Bank	EU Euro	45,097	Sell	07/20/15	51,406	50,289	1,117
State Street Bank	EU Euro	17,622	Sell	07/20/15	20,146	19,651	495
State Street Bank	EU Euro	11,845	Sell	07/20/15	13,626	13,209	417
State Street Bank	British Pound	71,578	Sell	08/19/15	110,454	112,428	(1,974)
State Street Bank	EU Euro	88,069	Sell	07/20/15	98,804	98,208	596
State Street Bank	EU Euro	52,341	Sell	07/20/15	60,648	58,367	2,281
State Street Bank	EU Euro	32,399	Sell	07/20/15	37,584	36,129	1,455
State Street Bank	EU Euro	6,557	Sell	07/20/15	7,587	7,312	275
State Street Bank	EU Euro	52,583	Sell	07/20/15	60,862	58,637	2,225
State Street Bank	British Pound	93,069	Sell	08/19/15	142,880	146,184	(3,304)
State Street Bank	EU Euro	1,314,566	Sell	07/20/15	1,526,113	1,465,910	60,203
State Street Bank	EU Euro	68,729	Sell	07/20/15	81,392	76,641	4,751
State Street Bank	EU Euro	35,569	Sell	07/20/15	42,462	39,664	2,798
State Street Bank	EU Euro	188,622	Sell	07/20/15	225,562	210,338	15,224
							$(644,187)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$727,785
Total Asset Derivatives		$727,785

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,243,529
Total Liability Derivatives		$1,243,529

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Total
Equity contracts	—	$—	$—
Foreign exchange contracts	—	4,896,065	4,896,065
Total	$—	$4,896,065	$4,896,065

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Total
Equity contracts	$—	$—	$—
Foreign exchange contracts	—	(4,130,670)	(4,130,670)
Total	$—	$(4,130,670)	$(4,130,670)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® FRANKLIN MUTUAL SHARES PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments at June 30, 2015:

	Bank of America	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	HSBC Bank PLC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$367,715	$1,032	$58,169	$93,387	$96,888	$110,594	$727,785
Total Assets	367,715	1,032	58,169	93,387	96,888	110,594	727,785

Total asset derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Forward foreign currency contracts	$477,190	$—	$301,028	$76,353	$326,744	$62,214	$1,243,529
Total Liabilities	477,190	—	301,028	76,353	326,744	62,214	1,243,529

Total liability derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—	$—	$—	$—

(1)	At June 30, 2015, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® JPMORGAN SMALL CAP CORE EQUITY PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Sector Diversification
as of June 30, 2015
(as a percentage of net assets)

Financials	22.1%
Industrials	16.2%
Consumer Discretionary	16.0%
Information Technology	14.8%
Health Care	12.5%
Materials	4.3%
Energy	3.7%
Consumer Staples	3.4%
Utilities	2.9%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.5%
		Consumer Discretionary: 16.0%
134,906		Brinker International, Inc.	$7,777,331	1.0
120,963		Cinemark Holdings, Inc.	4,859,084	0.6
335,725	@	CROCS, Inc.	4,938,515	0.6
268,598		EW Scripps Co.	6,137,464	0.8
44,500	@	Helen of Troy Ltd.	4,338,305	0.5
208,998		Jarden Corp.	10,815,646	1.3
58,187		Morningstar, Inc.	4,628,776	0.6
432,450	@	Office Depot, Inc.	3,745,017	0.5
54,053		Papa John’s International, Inc.	4,086,947	0.5
99,761		Pool Corp.	7,001,227	0.9
110,587	@	ServiceMaster Global Holdings, Inc.	3,999,932	0.5
2,440,892		Other Securities(a)	65,440,134	8.2
			127,768,378	16.0

		Consumer Staples: 3.4%
45,197		J&J Snack Foods Corp.	5,001,952	0.6
79,374		Spectrum Brands Holdings, Inc.	8,095,354	1.0
773,663		Other Securities(a)	14,432,111	1.8
			27,529,417	3.4

		Energy: 3.7%
1,765,344		Other Securities(a)	29,615,582	3.7

		Financials: 22.1%
319,433		Associated Banc-Corp.	6,474,907	0.8
141,426		BankUnited, Inc.	5,081,436	0.6
138,362		HFF, Inc.	5,773,846	0.7
56,238		Mid-America Apartment Communities, Inc.	4,094,689	0.5

135,646		National Retail Properties, Inc.	4,748,967	0.6
127,439		ProAssurance Corp.	5,888,956	0.8
252,667		RLJ Lodging Trust	7,524,423	1.0
224,188		Umpqua Holdings Corp.	4,033,142	0.5
120,294	@	Western Alliance Bancorp.	4,061,125	0.5
6,024,310		Other Securities(a)	128,725,449	16.1
			176,406,940	22.1

		Health Care: 12.5%
186,280	@	Catalent, Inc.	5,463,592	0.7
78,352		Centene Corp.	6,299,501	0.8
114,248		Healthsouth Corp.	5,262,263	0.6
96,864		Idexx Laboratories, Inc.	6,212,857	0.8
49,271	@	WellCare Health Plans, Inc.	4,179,659	0.5
102,719		West Pharmaceutical Services, Inc.	5,965,919	0.7
2,848,835		Other Securities(a)	66,975,446	8.4
			100,359,237	12.5

		Industrials: 16.2%
110,900		Barrett Business Services, Inc.	4,027,888	0.5
108,754	@, L	Generac Holdings, Inc.	4,322,971	0.5
160,100	@	Hawaiian Holdings, Inc.	3,802,375	0.5
143,239		Herman Miller, Inc.	4,143,904	0.5
123,255		KAR Auction Services, Inc.	4,609,737	0.6
72,814	@	RBC Bearings, Inc.	5,225,133	0.7
110,823		Toro Co.	7,511,583	0.9
237,875		Waste Connections, Inc.	11,208,670	1.4
3,129,778		Other Securities(a)	84,305,878	10.6
			129,158,139	16.2

		Information Technology: 14.8%
172,700	@	AVG Technologies	4,699,167	0.6
118,248	@	CoreLogic, Inc.	4,693,263	0.6
50,109		FEI Co.	4,155,539	0.5
96,663	@	Freescale Semiconductor Holdings Ltd.	3,863,620	0.5
199,380		Monotype Imaging Holdings, Inc.	4,807,052	0.6
155,302	@	Q2 Holdings, Inc.	4,387,282	0.5
254,100	@	Rovi Corp.	4,052,895	0.5
71,300		Science Applications International Corp.	3,768,205	0.5
3,763,180		Other Securities(a)	83,819,115	10.5
			118,246,138	14.8

		Materials: 4.3%
113,379		Aptargroup, Inc.	7,230,179	0.9
139,916	@	Crown Holdings, Inc.	7,402,955	0.9

See Accompanying Notes to Financial Statements

VY® JPMORGAN SMALL CAP CORE EQUITY PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
124,368		Silgan Holdings, Inc.	$6,561,656	0.8
496,950		Other Securities	13,349,999	1.7
			34,544,789	4.3

		Telecommunication Services: 0.6%
321,051		Other Securities(a)	4,954,294	0.6

		Utilities: 2.9%
132,100	@	Dynegy, Inc.	3,863,925	0.5
96,333		NorthWestern Corp.	4,696,234	0.6
256,125		Portland General Electric Co.	8,493,105	1.0
395,278		Other Securities(a)	6,208,308	0.8
			23,261,572	2.9

		Total Common Stock (Cost $606,449,753)	771,844,486	96.5

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateralcc: 3.3%
6,210,808		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $6,210,834, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $6,335,025, due 07/15/15–05/20/65)	6,210,808	0.8
6,210,808		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $6,210,839, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $6,334,994, due 11/15/15–03/01/48)	6,210,808	0.8

6,210,808		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,210,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $6,335,026, due 07/31/15–05/20/65)	6,210,808	0.8
4,599,507		Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,599,520, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $4,691,497, due 03/01/19–02/20/65)	4,599,507	0.6
2,918,755		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,918,771, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $2,978,248, due 01/15/17–01/15/29)	2,918,755	0.3
			26,150,686	3.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
24,941,794		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $24,941,794)	24,941,794	3.1

		Total Short-Term Investments (Cost $51,092,480)	51,092,480	6.4

		Total Investments in Securities (Cost $657,542,233)	$822,936,966	102.9
		Liabilities in Excess of Other Assets	(23,276,173)	(2.9)
		Net Assets	$799,660,793	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

VY® JPMORGAN SMALL CAP CORE EQUITY PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $659,641,880.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$193,777,664
Gross Unrealized Depreciation	(30,482,578)
Net Unrealized Appreciation	$163,295,086

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$127,768,378	$—	$—	$127,768,378
Consumer Staples	27,529,417	—	—	27,529,417
Energy	29,615,582	—	—	29,615,582
Financials	176,406,940	—	—	176,406,940
Health Care	100,265,445	—	93,792	100,359,237
Industrials	129,158,139	—	—	129,158,139
Information Technology	118,246,138	—	—	118,246,138
Materials	34,544,789	—	—	34,544,789
Telecommunication Services	4,954,294	—	—	4,954,294
Utilities	23,261,572	—	—	23,261,572
Total Common Stock	771,750,694	—	93,792	771,844,486
Short-Term Investments	24,941,794	26,150,686	—	51,092,480
Total Investments, at fair value	$796,692,488	$26,150,686	$93,792	$822,936,966
Liabilities Table
Other Financial Instruments+
Futures	$(201,556)	$—	$—	$(201,556)
Total Liabilities	$(201,556)	$—	$—	$(201,556)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	120	09/18/15	$13,519,325	$(201,556)
			$13,519,325	$(201,556)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$201,556
		$201,556

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® JPMORGAN SMALL CAP CORE EQUITY PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$820,160
Total	$820,160

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(360,697)
Total	$(360,697)

See Accompanying Notes to Financial Statements

VY® TEMPLETON GLOBAL GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Geographic Diversification
as of June 30, 2015
(as a percentage of net assets)

United States	34.2%
United Kingdom	12.8%
France	9.5%
Germany	5.8%
South Korea	5.8%
Switzerland	5.3%
Netherlands	3.2%
Singapore	3.1%
Japan	2.8%
Israel	2.4%
Countries between 0.1%–2.2%ˆ	13.9%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.

ˆ Includes 12 countries, which each represents 0.1%–2.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Brazil: 0.9%
604,273		Other Securities	$4,930,868	0.9

		Canada: 0.1%
14,400		Other Securities	396,605	0.1

		China: 1.7%
5,322,100		Kunlun Energy Co. Ltd.	5,408,836	1.0
190,500		Other Securities(a)	3,593,143	0.7
			9,001,979	1.7

		Denmark: 0.7%
72,410		Other Securities(a)	3,479,525	0.7

		France: 9.5%
296,832		AXA S.A.	7,525,254	1.4
133,270		BNP Paribas	8,087,204	1.6
63,595		Cie Generale des Etablissements Michelin	6,691,725	1.3
495,180		Credit Agricole SA	7,393,031	1.4
91,550		Sanofi	9,057,055	1.7
165,330		Total S.A.	8,109,612	1.6
42,750		Other Securities	2,649,401	0.5
			49,513,282	9.5

		Germany: 5.8%
541,690		Deutsche Lufthansa AG	6,988,919	1.3
63,920		Merck KGaA	6,372,213	1.2
179,750		Metro AG	5,677,260	1.1
69,520		Siemens AG	7,033,451	1.4
196,970		Other Securities	4,327,873	0.8
			30,399,716	5.8

		Ireland: 1.8%
123,050		Medtronic PLC	9,118,005	1.8

		Israel: 2.4%
211,157	@	Teva Pharmaceutical Industries Ltd. ADR	12,479,379	2.4

		Italy: 2.2%
1,011,434		UniCredit SpA	6,797,738	1.3
259,567		Other Securities	4,610,339	0.9
			11,408,077	2.2

		Japan: 2.8%
694,500		Nissan Motor Co., Ltd.	7,255,410	1.4
427,600		Other Securities	7,161,871	1.4
			14,417,281	2.8

		Netherlands: 3.2%
70,160		Akzo Nobel NV	5,122,326	1.0
814,071		Other Securities	11,435,484	2.2
			16,557,810	3.2

		Portugal: 1.0%
448,420		Galp Energia SGPS SA	5,278,488	1.0

		Russia: 1.0%
318,016	@	MMC Norilsk Nickel PJSC ADR	5,390,371	1.0

		Singapore: 3.1%
2,168,500		Singapore Telecommunications Ltd.	6,767,280	1.3
717,220		Other Securities	9,378,245	1.8
			16,145,525	3.1

		South Korea: 5.8%
171,330		KB Financial Group, Inc.	5,658,671	1.1
14,073		Samsung Electronics Co., Ltd.	15,967,032	3.1
54,702		Other Securities	8,514,967	1.6
			30,140,670	5.8

		Spain: 1.4%
512,143		Telefonica S.A.	7,295,693	1.4

		Sweden: 1.7%
275,360		Getinge AB	6,629,573	1.3
196,801		Other Securities	2,049,710	0.4
			8,679,283	1.7

		Switzerland: 5.3%
301,649		Credit Suisse Group AG	8,321,739	1.6
43,200		Roche Holding AG	12,112,913	2.3
80,590		Swiss Re Ltd.	7,134,049	1.4
			27,568,701	5.3

		Thailand: 0.3%
276,600		Other Securities(a)	1,454,694	0.3

		Turkey: 1.1%
491,475	@	Turkcell Iletisim Hizmet AS ADR	5,647,048	1.1

See Accompanying Notes to Financial Statements

VY® TEMPLETON GLOBAL GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: 12.8%
798,708		BP PLC	5,300,736	1.0
329,406		Sky PLC	5,365,213	1.0
353,270		CRH PLC — London	9,911,534	1.9
372,477		GlaxoSmithKline PLC	7,744,473	1.5
787,110		HSBC Holdings PLC	7,066,077	1.4
1,509,326		Kingfisher PLC	8,232,557	1.6
1,599,829		Tesco PLC	5,330,248	1.0
3,718,454		Other Securities	17,926,634	3.4
			66,877,472	12.8

		United States: 34.2%
174,580		American International Group, Inc.	10,792,536	2.1
17,601	@	Allergan plc	5,341,199	1.0
68,680		Amgen, Inc.	10,543,754	2.0
94,120		Baker Hughes, Inc.	5,807,204	1.1
239,420		Cisco Systems, Inc.	6,574,473	1.3
236,140		Citigroup, Inc.	13,044,374	2.5
180,170		Comcast Corp. — Class A	10,835,424	2.1
269,150		Hewlett-Packard Co.	8,077,191	1.5
120,000		JPMorgan Chase & Co.	8,131,200	1.6
343,360		Microsoft Corp.	15,159,344	2.9
168,980		Morgan Stanley	6,554,734	1.3
307,300		Pfizer, Inc.	10,303,769	2.0
139,870		SunTrust Bank	6,017,207	1.1
62,540		Target Corp.	5,105,140	1.0
194,240		Twenty-First Century Fox, Inc. — Class A	6,321,541	1.2
60,870		United Parcel Service, Inc. — Class B	5,898,912	1.1
1,165,526		Other Securities(a)	43,752,854	8.4
			178,260,856	34.2

		Total Common Stock (Cost $458,594,205)	514,441,328	98.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.5%
	U.S. Government Agency Obligations: 1.0%
5,500,000	Farmer Mac, 0.080%, 07/01/15 (Cost $5,500,000)	5,500,000	1.0

	Securities Lending Collateralcc: 2.5%
3,069,412	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,069,425, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $3,130,800, due 07/15/15–05/20/65)	3,069,412	0.6
3,069,412	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,069,427, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.250%, Market Value plus accrued interest $3,130,785, due 11/15/15–03/01/48)	3,069,412	0.6
3,069,412	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,069,424, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $3,130,801, due 07/31/15–05/20/65)	3,069,412	0.6
2,260,553	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,260,559, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $2,305,764, due 03/01/19–02/20/65)	2,260,553	0.4

See Accompanying Notes to Financial Statements

VY® TEMPLETON GLOBAL GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,455,012	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,455,020, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,484,669, due 01/15/17–01/15/29)	1,455,012	0.3
		12,923,801	2.5

	Total Short-Term Investments (Cost $18,423,801)	18,423,801	3.5

	Total Investments in Securities (Cost $477,018,006)	$532,865,129	102.3
	Liabilities in Excess of Other Assets	(12,048,575)	(2.3)
	Net Assets	$520,816,554	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $477,018,021.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$112,563,601
Gross Unrealized Depreciation	(56,716,493)
Net Unrealized Appreciation	$55,847,108

Sector Diversification	Percentage of Net Assets
Financials	23.9%
Health Care	18.0
Information Technology	12.7
Consumer Discretionary	12.0
Energy	11.8
Telecommunication Services	6.1
Industrials	5.8
Materials	5.5
Consumer Staples	3.0
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,930,868	$—	$—	$4,930,868
Canada	396,605	—	—	396,605
China	1,475,750	7,526,229	—	9,001,979
Denmark	—	3,479,525	—	3,479,525
France	—	49,513,282	—	49,513,282
Germany	—	30,399,716	—	30,399,716
Ireland	9,118,005	—	—	9,118,005
Israel	12,479,379	—	—	12,479,379
Italy	—	11,408,077	—	11,408,077
Japan	—	14,417,281	—	14,417,281
Netherlands	—	16,557,810	—	16,557,810
Portugal	—	5,278,488	—	5,278,488
Russia	5,390,371	—	—	5,390,371
Singapore	4,560,645	11,584,880	—	16,145,525
South Korea	—	30,140,670	—	30,140,670
Spain	—	7,295,693	—	7,295,693
Sweden	—	8,679,283	—	8,679,283
Switzerland	—	27,568,701	—	27,568,701
Thailand	—	1,454,694	—	1,454,694

See Accompanying Notes to Financial Statements

VY® TEMPLETON GLOBAL GROWTH PORFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Turkey	$5,647,048	$—	$—	$5,647,048
United Kingdom	2,485,639	64,391,833	—	66,877,472
United States	176,823,534	1,437,322	—	178,260,856
Total Common Stock	223,307,844	291,133,484	—	514,441,328
Short-Term Investments	—	18,423,801	—	18,423,801
Total Investments, at fair value	$223,307,844	$309,557,285	$—	$532,865,129

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of Voya Investors Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, VY® Clarion Real Estate Portfolio, and VY® Franklin Income Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Trust, approved amending and restating the Investment Management Agreements between the Trust, on behalf of the Portfolios, and Directed Services LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments DistribLgutor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT2AISS2 (0615-082515)

Semi-Annual Report

June 30, 2015

Voya Investors Trust

■  VY® BlackRock Inflation Protected Bond Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust

■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	26
Advisory Contract Approval Discussion	45

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble \ and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$998.30	1.11%	$5.50	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,001.50	0.51	2.53	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	999.90	0.76	3.77	1,000.00	1,021.03	0.76	3.81
VY® Goldman Sachs Bond Portfolio(1)	$1,000.00	$993.00	0.58%	$2.07	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was February 20, 2015. Expenses paid for the actual Portolio’s return reflect the 131-day period ended June 30, 2015.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value*	$616,367,407	$190,073,888
Short-term investments at fair value**	99,316,849	38,407,435
Total investments at fair value	$715,684,256	$228,481,323
Cash	1,181,644	—
Cash collateral for futures	4,519,630	2,029,545
Cash pledged for centrally cleared swaps (Note 2)	1,465,650	—
Cash pledged as collateral for OTC derivatives (Note 2)	2,380,000	—
Foreign currencies at value***	215,213	—
Foreign cash collateral for futures****	—	448,363
Receivables:
Investment securities sold	9,811,476	138,698
Investment securities sold on a delayed-delivery or when-issued basis	—	19,523,086
Fund shares sold	101,986	42,163
Dividends	910	1,935
Interest	2,290,027	1,157,641
Unrealized appreciation on forward foreign currency contracts	2,638,987	285,221
Unrealized appreciation on OTC swap agreements	1,022,950	—
Variation margin receivable on centrally cleared swaps	27,533	261,459
Prepaid expenses	3,243	—
Prepaid offering expense	—	25,520
Reimbursement due from manager	—	9,375
Other assets	11,160	293
Total assets	741,354,665	252,404,622
LIABILITIES:
Payable for investment securities purchased	13,049,710	2,661,402
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	48,746,250
Payable for fund shares redeemed	339,716	92,896
Payable for variation margin	7,906	—
Payable for foreign cash collateral for futures******	4,510,193	—
Sales commitmentsˆˆ	—	1,028,828
Unrealized depreciation on forward foreign currency contracts	576,369	318,483
Unrealized depreciation on OTC swap agreements	623,498	—
Variation margin payable on centrally cleared swaps	557,083	—
Cash received as collateral for OTC derivatives (Note 2)	3,210,000	—
Payable for investment management fees	279,319	82,084
Payable for distribution and shareholder service fees	75,504	—
Payable to custodian due to bank overdraft	—	237,991
Payable to custodian due to foreign currency overdraft*****	—	21,664
Payable to trustees under the deferred compensation plan (Note 6)	11,160	293
Payable for trustee fees	3,705	968
Other accrued expenses and liabilities	105,816	25,572
Written options, at fair valueˆ	3,427,363	—
Total liabilities	26,777,342	53,216,431
NET ASSETS	$714,577,323	$199,188,191
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$795,766,831	$200,608,994
Undistributed net investment income/accumulated net investment loss	(5,979,682)	960,688
Accumulated net realized loss	(55,671,877)	(236,117)
Net unrealized depreciation	(19,537,949)	(2,145,374)
NET ASSETS	$714,577,323	$199,188,191
______________________
* Cost of investments in securities	$639,145,375	$192,090,092
** Cost of short-term investments	$99,316,849	$38,449,827
*** Cost of foreign currencies	$200,662	$—
**** Cost of foreign cash collateral for futures	$—	$448,363
***** Cost of foreign currency overdraft	$—	$18,660
****** Cost of payable for foreign cash collateral for futures	$4,510,193	$—
ˆ Premiums received on written options	$4,043,719	$—
ˆˆ Proceeds from sales commitments	$—	$1,028,555

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$59,464,940	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	6,512,739	n/a
Net asset value and redemption price per share	$9.13	n/a

Class I
Net assets	$431,856,134	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	45,624,780	n/a
Net asset value and redemption price per share	$9.47	n/a

Class S
Net assets	$223,256,249	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	23,785,750	n/a
Net asset value and redemption price per share	$9.39	n/a

Portfolio Level(1)
Net assets	n/a	$199,188,191
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	20,058,417
Net asset value and redemption price per share	n/a	$9.93

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
			February 20, 2015(1) to June 30, 2015
INVESTMENT INCOME:
Dividends	$22,735		$10,702
Interest, net of foreign taxes withheld*	(339,305	)(2)	1,353,310
Total investment income	(316,570)		1,364,012
EXPENSES:
Investment management fees(3)	1,640,269		311,409
Distribution and shareholder service fees:
Class ADV	230,895		—
Class S	292,080		—
Transfer agent fees	622		651
Administrative service fees(3)	246,629		35,887
Shareholder reporting expense	14,480		3,456
Professional fees	23,530		18,316
Custody and accounting expense	49,775		34,560
Trustee fees	11,115		2,903
Offering expense	—		7,480
Miscellaneous expense	16,451		4,111
Interest expense	36		—
Total expenses	2,525,882		418,773
Net waived and reimbursed fees	(193,165)		(15,449)
Net expenses	2,332,717		403,324
Net investment income (loss)	(2,649,287)		960,688
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(12,262,734)		(770,830)
Foreign currency related transactions	12,162,507		(174,149)
Futures	(940,458)		205,406
Swaps	5,820,256		503,456
Written options	2,777,979		—
Net realized gain (loss)	7,557,550		(236,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,149,904)		(2,058,595)
Foreign currency related transactions	(1,599,189)		14,047
Futures	3,787,024		(164,762)
Swaps	272,933		64,209
Written options	358,309		—
Sales commitments	—		(273)
Net change in unrealized appreciation (depreciation)	(4,330,827)		(2,145,374)
Net realized and unrealized gain (loss)	3,226,723		(2,381,491)
Increase (decrease) in net assets resulting from operations	$577,436		$(1,420,803)
_________________
* Foreign taxes withheld	$—		$55
(1)	Commencement of operations.
(2)
Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds, which exceeded accrued income for the period. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

(3)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	February 20, 2015(1) to June 30, 2015
FROM OPERATIONS:
Net investment income (loss)	$(2,649,287)	$8,411,545	$960,688
Net realized gain (loss)	7,557,550	(6,036,953)	(236,117)
Net change in unrealized appreciation (depreciation)	(4,330,827)	20,455,555	(2,145,374)
Increase (decrease) in net assets resulting from operations	577,436	22,830,147	(1,420,803)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(657,874)	(782,440)	—
Class I	(3,988,230)	(7,135,022)	—
Class S	(2,279,447)	(3,644,355)	—
Total distributions	(6,925,551)	(11,561,817)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,130,927	80,576,920	213,973,356
Reinvestment of distributions	6,925,551	11,561,817	—
	31,056,478	92,138,737	213,973,356
Cost of shares redeemed	(67,809,757)	(198,275,634)	(13,364,362)
Net increase (decrease) in net assets resulting from capital share transactions	(36,753,279)	(106,136,897)	200,608,994
Net increase (decrease) in net assets	(43,101,394)	(94,868,567)	199,188,191

NET ASSETS:
Beginning of year or period	757,678,717	852,547,284	—
End of year or period	$714,577,323	$757,678,717	$199,188,191
Undistributed net investment income/accumulated net investment loss at end of year or period	$(5,979,682)	$3,595,156	$960,688

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-15	9.24	(0.06	)•	0.05	(0.01)	0.10	—	—	0.10	—	9.13	(0.17)	1.30	1.11		1.11		(1.21)	59,465	221
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11		1.11		0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14		1.14		(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13		1.13		0.19	102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13		1.13		1.36	63,860	465
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	—	10.26	5.07	1.31	1.11	†	1.11	†	0.36 †	21,390	413
Class I
06-30-15	9.54	(0.03	)•	0.05	0.02	0.09	—	—	0.09	—	9.47	0.15	0.55	0.51		0.51		(0.57)	431,856	221
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51		0.51		1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54		0.54		(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53		0.53		0.83	508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53		0.53		2.45	423,197	465
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	—	10.41	5.89	0.56	0.51	†	0.51	†	1.23 †	424,890	413
Class S
06-30-15	9.48	(0.04	)•	0.04	0.00 *	0.09	—	—	0.09	—	9.39	(0.01)	0.80	0.76		0.76		(0.87)	223,256	221
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76		0.76		0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79		0.79		(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78		0.78		0.50	587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78		0.78		1.86	522,743	465
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	—	10.40	5.59	0.81	0.76	†	0.76	†	0.96 †	264,757	413
VY® Goldman Sachs Bond Portfolio
02-20-15(5)–06-30-15	10.00	0.05	•	(0.12)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.60	0.58		0.58		1.38	199,188	237

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-eight active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a non-diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as a diversified open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

BlackRock Inflation Protected Bond is authorized to offer three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to BlackRock Inflation Protected Bond. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Goldman Sachs Bond. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” The Investment Advisers oversee all investment advisory and portfolio management services for the Portfolios and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolios of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of each Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of its results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distribution, if any, for Goldman Sachs Bond will be declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and BlackRock Inflation Protected Bond distributes net capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategy permits the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the U.S. dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S. dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2015, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $8,003,516 and $285,221, respectively, which represents the gross payments to be received by the Portfolios on purchased options, forward foreign currency contracts, and OTC swaps were they to be unwound as of June 30, 2015. Certain counterparties had posted $3,210,000 in cash collateral to reduce the potential loss to BlackRock Inflation Protected Bond. There was no collateral posted to Goldman Sachs Bond at June 30, 2015.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $4,579,541 and $318,483, respectively, on open OTC swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2015, BlackRock Inflation Protected Bond had pledged $2,380,000 in cash collateral for open OTC derivative transactions. At June 30, 2015, Goldman Sachs Bond did not pledge any cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolios of Investments.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.

	Buy	Sell
BlackRock Inflation Protected Bond	$24,049,854	$196,337,540
Goldman Sachs Bond	26,291,281	33,914,386

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2015, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with a original par value of $1,358,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged in the Portfolios of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open futures contracts at June 30, 2015.

	Purchased	Sold
BlackRock Inflation Protected Bond	$101,546,244	$404,025,784
Goldman Sachs Bond	42,782,439	13,637,851

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Portfolios of Investments for open purchased options on exchange-traded futures at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased options on foreign currencies to manage its foreign exchange exposure. Please refer to the Portfolios of Investments for open purchased foreign currency options at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased interest rate swaptions to manage its duration strategy. Please refer to

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Portfolios of Investments for open purchased interest rate swaptions at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased inflation floors to manage its duration strategy. Please refer to the Portfolios of Investments for open purchased inflation floors at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written options on exchange-traded futures contracts to generate income. Please refer to the table following the Portfolios of Investments for open written options on exchange-traded futures at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written interest rate swaptions to generate income. Please refer to the table following the Portfolios of Investments for open written swaptions at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written inflation caps to generate income. Please refer to the table following the Portfolios of Investments for open written inflation caps at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written options on foreign currencies to generate income. Please refer to the table following the Portfolios of Investments for open written foreign currency options at June 30, 2015.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2015.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs. A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity). Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2015, Goldman Sachs Bond had purchased and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit markets. For the period ended June 30, 2015, Goldman Sachs Bond had an outstanding notional amount of $2,850,000 on credit default swaps to buy protection and an average notional amount of $18,037,500 on credit default swaps to sell protection. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps at June 30, 2015.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $24,908,333 and $87,226,596, respectively.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $49,175,000 and $58,389,156, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open interest rate swaps at June 30, 2015.

At June 30, 2015, BlackRock Inflation Protected Bond had posted $1,465,650 in cash collateral for open centrally cleared interest rate swaps. Goldman Sachs Bond had not posted enter cash collateral at June 30, 2015.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond had entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. The Portfolio enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2015, BlackRock Inflation Protected Bond had an average notional amount of $253,034,421 on total return swaps. Please refer to the table following the Portfolio of Investments for open total return swaps at June 30, 2015.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolios may temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides a Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements (see Note 11). Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis staring at the commencement of operations.

O.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$766,739,627	$486,405,616
Goldman Sachs Bond	101,844,036	5,712,662

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$1,014,176,462	$1,055,654,965
Goldman Sachs Bond	503,510,697	407,283,160

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with their respective Investment Adviser. The Management Agreement compensated the respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Advisers through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
BlackRock Inflation	0.45% on the first $200 million;
Protected Bond(1)	0.40% on the next $800 million; and
0.30% on the amount in excess of $1 billion
Goldman Sachs Bond	0.40% on the first $750 million; and
0.38% on assets over $750 million

(1)	DSL had contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed were not eligible for recoupment.

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for the Portfolios’ operations, and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates each Portfolio’s respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Advisers from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and 0.48% on assets over $750 million

(1)
Effective May 1, 2015, DSL has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolios and are paid by the Investment Advisers based on the average daily net assets of each respective Portfolios. Subject to such policies as the Board or theInvestment Advisers may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a Rule 12b-1 Service and Distribution Plan. The Portfolio pays the Distributor a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive a portion of the distribution fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by the Portfolio is a rate of 0.35%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	8.74%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	30.31
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	15.97
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	28.07
Voya Solution 2015 Portfolio	BlackRock Inflation Protected Bond	6.45%
	Goldman Sachs Bond	20.79
Voya Solution 2025 Portfolio	Goldman Sachs Bond	16.99
Voya Solution Income Portfolio	Goldman Sachs Bond	6.42

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Each Investment Adviser has entered into a written expense limitation agreement with the Portfolios, whereby the Investment Advisers have agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation	Class ADV: 1.23%
Protected Bond	Class I: 0.63%
Class S: 0.88%

Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates, are as follows:

	June 30,
Portfolio	2016	2017	2018	Total
Goldman Sachs Bond	$—	$—	$15,449	$15,449

The expense limitation agreement is contractual through May 1, 2016 for BlackRock Inflation Protected Bond and through May 1, 2017 for Goldman Sachs Bond and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios utilized the line of credit during the six months ended June 30, 2015 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	2	$574,000	1.13%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	USD Notional	Cost
Balance at 12/31/2014	53,880,000	—	—	12,265,000	—	15,225,000	$579,636
Options Purchased	96,750,000	22,180,000	7,180,000	515,135,000	73,160,000	295,935,000	4,304,327
Options Terminated in Closing Sell Transactions	—	—	—	—	(27,095,000)	(45,665,000)	(800,317)
Options Expired	(80,970,000)	—	—	(527,400,000)	(36,815,000)	(181,175,000)	(3,122,381)
Balance at 06/30/2015	69,660,000	22,180,000	7,180,000	—	9,250,000	84,320,000	$961,265

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2014	8,600,000	10,100,000	$1,754,726
Options Purchased	197,675,000	—	2,332,096
Balance at 06/30/2015	206,275,000	10,100,000	$4,086,822

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased inflation floor options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	USD Notional	Cost
Balance at 12/31/2014	8,810,000	$17,828
Balance at 06/30/2015	8,810,000	$17,828

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2014	505	$403,132
Options Purchased	5,084	1,588,854
Options Terminated in Closing Sell Transactions	(203)	(42,916)
Options Expired	(3,634)	(1,355,188)
Balance at 06/30/2015	1,752	$593,882

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	AUD Notional	CHF Notional	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2014	72,145,000	—	—	—	15,225,000	$558,081
Options Written	36,850,000	7,815,625	53,510,000	12,315,000	66,510,000	2,254,559
Options Terminated in Closing Sell Transactions	—	—	(40,275,000)	—	(15,225,000)	(283,540)
Options Expired	(81,280,000)	—	—	(17,155,000)	(37,570,000)	(1,764,945)
Balance at 06/30/2015	27,715,000	7,815,625	13,235,000	(4,840,000)	28,940,000	$764,155

Transactions in written inflation caps for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2014	3,140,000	$217,411
Balance at 06/30/2015	3,140,000	$217,411

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2014	10,100,000	77,300,000	$1,565,560
Options Written	6,840,000	74,380,000	2,485,095
Options Terminated in Closing Purchase Transactions		(23,700,000)	(436,080)
Options Expired		(53,600,000)	(653,920)
Balance at 06/30/2015	16,940,000	74,380,000	$2,960,655

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2014	377	$307,597
Options Written	2,147	503,438
Options Terminated in Closing Purchase Transactions	(825)	(329,276)
Options Expired	(1,439)	(380,261)
Balance at 06/30/2015	260	$101,498

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2015	144,964	—	70,407	(618,862)	(403,491)	1,350,340	—	657,874	(5,745,494)	(3,737,280)
12/31/2014	192,234	—	82,393	(1,468,409)	(1,193,782)	1,792,055	—	782,440	(13,751,308)	(11,176,813)
Class I
6/30/2015	1,865,990	—	413,714	(3,865,483)	(1,585,779)	17,935,280	—	3,988,230	(37,057,450)	(15,133,940)
12/31/2014	4,923,977	—	729,393	(9,069,881)	(3,416,511)	47,538,861	—	7,135,022	(87,633,164)	(32,959,281)
Class S
6/30/2015	505,917	—	237,898	(2,626,493)	(1,882,678)	4,845,307	—	2,279,447	(25,006,813)	(17,882,059)
12/31/2014	3,218,636	—	374,784	(10,096,768)	(6,503,348)	31,246,004	—	3,644,355	(96,891,162)	(62,000,803)
Goldman Sachs Bond
2/20/2015(1)–6/30/2015	21,391,703	—	—	(1,333,286)	20,058,417	213,973,356	—	—	(13,364,362)	200,608,994

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Portfolios of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2015, the Portfolios did not have any outstanding securities on loan.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. BlackRock Inflation Protected Bond is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of the Portfolios may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Advisers will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$6,925,551	$11,561,817

The tax-basis components of distributable earnings as of December 31, 2014 were:

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$6,748,380	$(17,206,132)	$(17,379,811)	Short-term	None
			(46,994,646)	Long-term	None
			$(64,374,457)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by DSL to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the investment adviser and sub-adviser provide services to BlackRock Inflation Protected Bond Portfolio. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for BlackRock Inflation Protected Bond Portfolio, as applicable, in connection with the IPO. In addition, in 2013, shareholders of BlackRock Inflation Protected Bond Portfolio approved a new investment advisory agreement prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreement. This meant that shareholders would not have another opportunity to vote on a new agreement with DSL even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, DSL represented that the new investment advisory agreement approved by the Board was not materially different from the agreement approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of BlackRock Inflation Protected Bond Portfolio will not be asked to vote again on the new agreement with DSL.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

U.S. Treasury Obligations	52.8%
Foreign Government Bonds	18.7%
U.S. Government Agency Obligations	14.1%
Purchased Options	0.7%
Assets in Excess of Other Liabilities*	13.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 52.8%
		Treasury Inflation Indexed Protected Securities: 52.8%
1,875		0.125%, due 04/15/17	$1,900	0.0
17,114,990		0.125%, due 04/15/20	17,246,023	2.4
6,702,993		0.125%, due 01/15/22	6,640,676	0.9
14,553,225		0.125%, due 07/15/22	14,436,115	2.0
45,611,785		0.125%, due 01/15/23	44,785,071	6.3
10,337,961		0.125%, due 07/15/24	10,072,245	1.4
27,145,651		0.250%, due 01/15/25	26,592,124	3.7
10,080,382		0.375%, due 07/15/23	10,108,728	1.4
249,738		0.625%, due 07/15/21	257,679	0.0
7,351,573		0.625%, due 01/15/24	7,469,315	1.0
2,959,766		0.625%, due 02/15/43	2,607,136	0.4
15,025,284		0.750%, due 02/15/42	13,722,306	1.9
10,876,419		0.750%, due 02/15/45	9,861,007	1.4
32,290,571		1.125%, due 01/15/21	34,144,760	4.8
14,103,570		1.250%, due 07/15/20	15,083,105	2.1
5,695,216		1.375%, due 02/15/44	6,035,596	0.8
30,345,043	S	1.750%, due 01/15/28	34,292,265	4.8
19,716,838		2.000%, due 01/15/26	22,594,274	3.2
13,493,108		2.125%, due 02/15/40	16,531,162	2.3
17,735,686		2.125%, due 02/15/41	21,881,403	3.1
11,763,013		2.375%, due 01/15/25	13,820,623	1.9
20,662,927		2.375%, due 01/15/27	24,666,369	3.5
7,466,050		2.500%, due 01/15/29	9,181,494	1.3
3,259,063		3.375%, due 04/15/32	4,581,528	0.6
4,022,810		3.625%, due 04/15/28	5,471,022	0.8
3,803,885		3.875%, due 04/15/29	5,378,929	0.8

		Total U.S. Treasury Obligations
		(Cost $394,336,562)	377,462,855	52.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
		Federal Home Loan Mortgage Corporation: 7.1%##
48,900,000		3.500%, due 06/01/45	50,380,768	7.1

		Federal National Mortgage Association: 7.0%##
48,800,000		3.500%, due 07/01/45	50,362,560	7.0

		Total U.S. Government Agency Obligations
		(Cost $100,542,229)	100,743,328	14.1

FOREIGN GOVERNMENT BONDS: 18.7%
EUR 3,642,437		Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	$4,233,361	0.6
EUR 52,690,000		Bundesschatzanweisungen, –0.230%, 06/16/17	59,002,309	8.2
EUR 11,646		Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	13,077	0.0
EUR 29,205,000		France Government Bond OAT, 3.750%, 04/25/17	34,883,725	4.9
EUR 605,900		Hellenic Republic Government Bond, 22.590%, 10/15/42	3,134	0.0
EUR 37,546		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	42,918	0.0
EUR 3,278,143	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	4,028,054	0.6
EUR 1,181,370		Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,490,074	0.2
EUR 4,324,811		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	5,423,733	0.8
MXN 113,450,001		Mexican Udibonos, 4.000%, 06/13/19	7,838,087	1.1
NZD 15,118,000		New Zealand Government Bond, 3.000%, 09/20/30	11,539,393	1.6
EUR 4,369,851	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	4,935,060	0.7

		Total Foreign Government Bonds
		(Cost $138,606,787)	133,432,925	18.7

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.7%
		Exchange-Traded Options: 0.1%
891	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.750, Exp. 07/10/15	44,550	0.0
439	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.500, Exp. 08/14/15	13,719	0.0
17	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.500, Exp. 07/10/15	106	0.0
228	@	U.S. Treasury 10-Year Note, Strike @ 128.500, Exp. 08/21/15	96,189	0.0
92	@	U.S. Treasury 10-Year Note, Strike @ 125.500, Exp. 07/24/15	48,875	0.0

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
85	@	U.S. Treasury Long Bond, Strike @ 151.000, Exp. 07/24/15	$183,281	0.1
			386,720	0.1

		Options on Currencies: 0.1%
9,175,000	@	Call AUD vs. Put USD, Strike @ 0.815, Exp. 08/13/15 Counterparty: BNP Paribas Bank	7,787	0.0
4,625,000	@	Call GBP vs. Put USD, Strike @ 1.605, Exp. 07/10/15 Counterparty: Citigroup, Inc.	3,041	0.0
27,030,000	@	Call USD vs. Put CAD, Strike @ 1.280, Exp. 07/02/15 Counterparty: Citigroup, Inc.	195	0.0
23,225,000	@	Put AUD vs. Call JPY, Strike @ 92.500, Exp. 07/17/15 Counterparty: BNP Paribas Bank	71,056	0.0
9,175,000	@	Put AUD vs. Call USD, Strike @ 0.775, Exp. 08/13/15 Counterparty: BNP Paribas Bank	140,231	0.0
9,365,000	@	Put AUD vs. Call USD, Strike @ 0.753, Exp. 08/28/15 Counterparty: BNP Paribas Bank	77,747	0.0
18,720,000	@	Put AUD vs. Call USD, Strike @ 0.755, Exp. 07/02/15 Counterparty: BNP Paribas Bank	3,528	0.0
22,180,000	@	Put CAD vs. Call JPY, Strike @ 98.500, Exp. 07/17/15 Counterparty: Deutsche Bank AG	196,131	0.1
7,180,000	@	Put CHF vs. Call SEK, Strike @ 8.250, Exp. 08/28/15 Counterparty: JPMorgan Chase & Co.	6,047	0.0
4,625,000	@	Put GBP vs. Call USD, Strike @ 1.535, Exp. 07/10/15 Counterparty: Citigroup, Inc.	3,174	0.0
27,030,000	@	Put USD vs. Call CAD, Strike @ 1.220, Exp. 07/02/15 Counterparty: Citigroup, Inc.	98	0.0
15,225,000	@	Put USD vs. Call NOK, Strike @ 7.000, Exp. 07/15/15 Counterparty: Bank of America	82	0.0
15,035,000	@	Put USD vs. Call SEK, Strike @ 7.800, Exp. 08/28/15 Counterparty: UBS AG	41,637	0.0
			550,754	0.1

PURCHASED OPTIONS: (continued)
		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	$734	0.0

		OTC Interest Rate Swaptions: 0.5%
41,100,000	@	Receive a fixed rate equal to 2.100% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 02/12/16 Counterparty: Deutsche Bank AG	530,026	0.1
3,600,000	@	Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR-BBA, Exp. 11/21/17 Counterparty: Barclays Bank PLC	281,279	0.0
5,000,000	@	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	168,747	0.0
41,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.100%, Exp. 02/12/16 Counterparty: Deutsche Bank AG	519,735	0.1
12,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	279,439	0.0
17,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	307,780	0.1
14,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/16/16 Counterparty: Deutsche Bank AG	67,325	0.0

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
28,850,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/15 Counterparty: Deutsche Bank AG	$106,358	0.0
14,425,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/16 Counterparty: Deutsche Bank AG	53,179	0.0
6,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.950%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	338,735	0.1
21,700,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	169,655	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	967,833	0.1
			3,790,091	0.5

		Total Purchased Options
		(Cost $5,659,797)	4,728,299	0.7

		Total Long-Term Investments
		(Cost $639,145,375)	616,367,407	86.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 13.9%
	Mutual Funds: 13.9%
48,085,155	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††	$48,085,155	6.7
51,231,694	Dreyfus Treasury & Agency Cash Management Fund — Institutional Shares, 0.010%††	51,231,694	7.2

	Total Short-Term Investments
	(Cost $99,316,849)	99,316,849	13.9

	Total Investments in Securities (Cost $738,462,224)	$715,684,256	100.2
	Liabilities in Excess of Other Assets	(1,106,933)	(0.2)
	Net Assets	$714,577,323	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security.

S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro

MXN	Mexican Peso

NZD	New Zealand Dollar

Cost for federal income tax purposes is $739,724,678.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,177,820
Gross Unrealized Depreciation	(25,218,242)
Net Unrealized Depreciation	$(24,040,422)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Purchased Options	$386,720	$4,341,579	$—	$4,728,299
U.S. Treasury Obligations	—	377,462,855	—	377,462,855
Foreign Government Bonds	—	133,432,925	—	133,432,925
Short-Term Investments	99,316,849	—	—	99,316,849
U.S. Government Agency Obligations	—	100,743,328	—	100,743,328
Total Investments, at fair value	$99,703,569	$615,980,687	$—	$715,684,256

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Other Financial Instruments+
Centrally Cleared Swaps	$—	$377,895	$—	$377,895
Forward Foreign Currency Contracts	—	2,638,987	—	2,638,987
Futures	1,685,805	—	—	1,685,805
OTC Swaps	—	1,022,950	—	1,022,950
Total Assets	$101,389,374	$620,020,519	$—	$721,409,893
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(878,356)	$—	$(878,356)
Forward Foreign Currency Contracts	—	(576,369)	—	(576,369)
Futures	(516,703)	—	—	(516,703)
OTC Swaps	—	(623,498)	—	(623,498)
Written Options	(47,689)	(3,379,674)	—	(3,427,363)
Total Liabilities	$(564,392)	$(5,457,897)	$—	$(6,022,289)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	5,053,630	Buy	07/03/15	$4,093,500	$4,046,084	$(47,416)
Barclays Bank PLC	Australian Dollar	2,365,000	Buy	08/17/15	1,803,809	1,819,914	16,105
Citigroup, Inc.	Canadian Dollar	5,525,000	Buy	07/22/15	4,457,932	4,422,288	(35,644)
The Commonwealth Bank of Australia	Australian Dollar	2,310,000	Buy	08/17/15	1,774,082	1,777,590	3,508
Deutsche Bank AG	Canadian Dollar	8,285,817	Buy	07/03/15	6,711,500	6,633,867	(77,633)
Deutsche Bank AG	Canadian Dollar	5,525,000	Buy	07/22/15	4,457,932	4,422,288	(35,644)
Goldman Sachs & Co.	EU Euro	406,000	Buy	07/06/15	453,547	452,655	(892)
Goldman Sachs & Co.	EU Euro	205,000	Buy	07/06/15	232,122	228,557	(3,565)
HSBC Bank PLC	British Pound	227,000	Buy	07/06/15	346,999	356,662	9,663
The Royal Bank of Canada	EU Euro	1,009,000	Buy	07/06/15	1,147,682	1,124,948	(22,734)
The Royal Bank of Canada	Japanese Yen	213,482,000	Buy	09/15/15	1,731,329	1,746,092	14,763
Standard Chartered Bank PLC	Mexican Peso	56,554,000	Buy	09/15/15	3,659,209	3,578,810	(80,399)
							$(259,888)

Bank of America	EU Euro	84,389,000	Sell	07/06/15	$94,467,325	$94,086,427	$380,898
Bank of America	Canadian Dollar	6,635,691	Sell	07/03/15	5,437,500	5,312,728	124,772
Barclays Bank PLC	Australian Dollar	2,380,000	Sell	08/17/15	1,836,656	1,831,457	5,199
Barclays Bank PLC	Mexican Peso	123,746,000	Sell	07/21/15	8,248,084	7,861,835	386,249
JPMorgan Chase & Co.	New Zealand Dollar	14,627,000	Sell	07/21/15	10,901,254	9,894,453	1,006,801
Deutsche Bank AG	Canadian Dollar	6,636,034	Sell	07/03/15	5,437,500	5,313,002	124,498
Goldman Sachs & Co.	British Pound	175,000	Sell	07/06/15	270,746	274,959	(4,213)
HSBC Bank PLC	New Zealand Dollar	698,000	Sell	07/21/15	486,626	472,163	14,463
HSBC Bank PLC	New Zealand Dollar	1,523,000	Sell	07/21/15	1,083,251	1,030,236	53,015
UBS AG	EU Euro	98,507,000	Sell	08/05/15	110,371,479	109,872,426	499,053
UBS AG	EU Euro	15,738,000	Sell	07/06/15	17,278,278	17,546,507	(268,229)
							$2,322,506

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	264	09/30/15	$57,799,500	$66,330
U.S. Treasury 5-Year Note	363	09/30/15	43,290,585	105,211
U.S. Treasury Long Bond	100	09/21/15	15,084,375	16,490
			$116,174,460	$188,031
Short Contracts
90-Day Eurodollar	(54)	12/14/15	(13,427,775)	(52,059)
90-Day Eurodollar	(504)	12/18/17	(123,429,600)	(54,072)
Euro-Bobl 5-Year	(19)	09/08/15	(2,744,788)	12,979
Euro-Bund	(9)	09/08/15	(1,525,118)	32,888
Euro-Schatz	(732)	09/08/15	(90,808,379)	(45,888)
Japan 10-Year Bond (TSE)	(30)	09/10/15	(36,026,474)	(221,939)
Long Gilt	(26)	09/28/15	(4,727,830)	(38,607)
Long-Term Euro-BTP	(11)	09/08/15	(1,596,814)	36,937
U.S. Treasury 10-Year Note	(163)	09/21/15	(20,566,016)	(104,138)
U.S. Treasury Ultra Long Bond	(276)	09/21/15	(42,521,250)	1,414,970
			$(337,374,044)	$981,071

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.423%	Chicago Mercantile Exchange	04/24/45	USD 815,000	$87,357	$87,336
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.380%	Chicago Mercantile Exchange	04/24/45	USD 855,000	99,314	99,291
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.423%	Chicago Mercantile Exchange	04/24/45	USD 875,000	93,881	93,858
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.391%	Chicago Mercantile Exchange	04/24/45	USD 855,000	97,432	97,410
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.800%	Chicago Mercantile Exchange	02/25/25	USD 22,800,000	(748,347)	(748,819)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.046%	Chicago Mercantile Exchange	02/15/40	USD 2,400,000	(63,455)	(63,518)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.065%	Chicago Mercantile Exchange	02/15/40	USD 2,200,000	(65,961)	(66,019)
				$(499,779)	$(500,461)

At June 30, 2015, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD 20,575,000	$414,438	$—	$414,438
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD 20,575,000	(623,498)	—	(623,498)
			$(209,060)	$—	$(209,060)

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following over-the-counter-total return swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 45 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	07/24/15	USD 176,861,368	$608,512	$—	$608,512
			$608,512	$—	$608,512

At June 30, 2015, the following over-the-counter written inflation caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(11,632)
						$217,411	$(11,632)

At June 30, 2015, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	128.00	07/24/15	32	$23,454	$(8,500)
U.S. Treasury 10-Year Note	130.50	08/21/15	228	78,044	(39,189)
				$101,498	$(47,689)

At June 30, 2015, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
9,365,000	BNP Paribas Bank	Call AUD vs. Put USD	0.795	AUD	10/29/15	$73,629	$(73,629)
9,175,000	BNP Paribas Bank	Call AUD vs. Put USD	0.815	AUD	08/13/15	76,056	(7,849)
9,175,000	BNP Paribas Bank	Put AUD vs. Call USD	0.775	AUD	08/13/15	220,335	(140,231)
7,815,625	JPMorgan Chase & Co.	Call CHF vs. Put SEK	9.750	CHF	08/28/15	42,368	(10,640)
6,635,000	Deutsche Bank AG	Call EUR vs. Put USD	1.150	EUR	08/03/15	77,705	(37,260)
6,600,000	Deutsche Bank AG	Call EUR vs. Put USD	1.155	EUR	08/06/15	82,458	(33,058)
7,195,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	10/30/15	58,351	(58,351)
7,275,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	10/30/15	58,964	(58,684)
7,275,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	58,964	(19,334)
7,195,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	15,325	(15,325)
			Total Written OTC Options			$764,155	$(454,361)

At June 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	1.700%	12/22/15	EUR 3,420,000	$230,667	$(232,263)
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR 10,100,000	475,560	(225,037)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.550%	01/15/16	USD 6,200,000	353,313	(664,208)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.900%	02/13/17	USD 15,300,000	436,915	(580,425)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD 4,690,000	137,814	(145,922)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD 9,400,000	257,372	(292,466)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/16/17	USD 4,700,000	118,787	(148,865)
Call OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Receive	1.700%	12/22/15	EUR 3,420,000	230,667	(205,080)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.900%	02/13/17	USD 15,300,000	303,162	(155,620)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/06/17	USD 9,400,000	212,876	(131,712)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/16/17	USD 4,700,000	114,051	(66,367)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000%	03/06/17	USD 4,690,000	89,471	(65,716)
				Total Written Swaptions			$2,960,655	$(2,913,681)

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$550,754
Interest rate contracts	Investments in securities at value*	4,177,545
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,638,987
Interest rate contracts	Net Assets — Unrealized appreciation**	377,895
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,022,950
Interest rate contracts	Net Assets — Unrealized appreciation***	1,685,805
Total Asset Derivatives		$10,453,936
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$576,369
Interest rate contracts	Unrealized depreciation on OTC swap agreements	623,498
Interest rate contracts	Net Assets — Unrealized depreciation**	878,356
Interest rate contracts	Net Assets — Unrealized depreciation***	516,703
Interest rate contracts	Written options, at fair value	2,973,002
Foreign exchange contracts	Written options, at fair value	454,361
Total Liability Derivatives		$6,022,289

*	Includes purchased options.
**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

***	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(2,763,033)	$11,354,503	$—	$—	$1,803,125	$10,394,595
Interest rate contracts	(1,235,755)	—	(940,458)	5,820,256	974,854	4,618,897
Total	$(3,998,788)	$11,354,503	$(940,458)	$5,820,256	$2,777,979	$15,013,492

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(853,660)	$(1,081,422)	$—	$—	$549,528	$(1,385,554)
Interest rate contracts	99,232	—	3,787,024	272,933	(191,219)	3,967,970
Total	$(754,428)	$(1,081,422)	$3,787,024	$272,933	$358,309	$2,582,416

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	The Commonwealk Bank of Australia	The Royal Bank of Canada	Standard Chartered Bank PLC	UBS AG	Totals
Assets:
Purchased options	$82	$450,760	$300,349	$6,508	$3,536,196	$—	$—	$6,047	$—	$—	$—	$41,637	$4,341,579
Forward foreign currency contracts	505,670	407,553	—	—	124,498	—	77,141	1,006,801	3,508	14,763	—	499,053	2,638,987
OTC Interest rate swaps	—	414,438	—	—	—	—	—	—	—	—	—	—	414,438
OTC Total return swaps	—	608,512			—	—	—	—	—			—	608,512
Total Assets	$505,752	$1,881,263	$300,349	$6,508	$3,660,694	$—	$77,141	$1,012,848	$3,508	$14,763	$—	$540,690	$8,003,516

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	The Commonwealk Bank of Australia	The Royal Bank of Canada	Standard Chartered Bank PLC	UBS AG	Totals
Liabilities:
Forward foreign currency contracts	$—	$47,416	$—	$35,644	$113,277	$8,670	$—	$—	$—	$22,734	$80,399	$268,229	576,369
OTC Interest rate swaps	—	623,498	—	—	—	—	—	—	—	—	—	—	623,498
Written options	—	—	221,709	—	3,147,325	—	—	10,640	—	—	—	—	3,379,674
Total Liabilities	$—	$670,914	$221,709	$35,644	$3,260,602	$8,670	$—	$10,640	$—	$22,734	$80,399	$268,229	$4,579,541

Net OTC derivative instruments by counterparty, at fair value	$505,752	$1,210,349	$78,640	$(29,136)	$400,092	$(8,670)	$77,141	$1,002,208	$3,508	$(7,971)	$(80,399)	$272,461	3,423,975

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$(830,000)	$—	$—	$—	$—	$—	$—	$—	$(830,000)

Net Exposure (1)	$505,752	$1,210,349	$78,640	$(29,136)	$(429,908)	$(8,670)	$77,141	$1,002,208	$3,508	$(7,971)	$(80,399)	$272,461	$2,593,975

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

33

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Corporate Bonds/Notes	28.3%
U.S. Treasury Obligations	24.9%
U.S. Government Agency Obligations	24.0%
Asset-Backed Securities	10.7%
Foreign Government Bonds	4.3%
Collateralized Mortgage Obligations	2.1%
Municipal Bonds	1.1%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.3%
		Basic Materials: 0.6%
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	$378,750	0.2
900,000		Other Securities	879,492	0.4
			1,258,242	0.6

		Communications: 4.4%
825,000		21st Century Fox America, Inc., 3.000%–4.000%, 09/15/22–10/01/23	835,700	0.4
775,000		Amazon.com, Inc., 3.300%, 12/05/21	785,453	0.4
875,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%–3.950%, 03/15/22–01/15/25	868,364	0.4
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	743,874	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	49,312	0.0
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,591,384	0.8
1,525,000		Verizon Communications, Inc., 2.625%–4.150%, 02/21/20–03/15/24	1,542,857	0.8
2,350,000		Other Securities	2,388,728	1.2
			8,805,672	4.4

		Consumer, Cyclical: 2.1%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	933,851	0.4
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	393,750	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,338,057	0.7
1,600,000		Other Securities	1,604,513	0.8
			4,270,171	2.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 5.6%
775,000		AbbVie, Inc., 2.500%–3.200%, 05/14/20–11/06/22	$767,621	0.4
975,000		Actavis Funding SCS, 2.350%, 03/12/18	980,813	0.5
1,025,000		Actavis Funding SCS, 3.450%–4.850%, 03/15/22–06/15/44	1,006,589	0.5
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	809,488	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	478,331	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	685,537	0.3
225,000	#	HJ Heinz Co., 2.800%, 07/02/20	225,231	0.1
325,000	#	HJ Heinz Co., 3.950%, 07/15/25	327,490	0.2
375,000	#	Medtronic, Inc., 3.150%, 03/15/22	376,666	0.2
450,000	#	Pernod Ricard SA, 4.450%, 01/15/22	473,257	0.2
1,225,000		Reynolds American, Inc., 4.450%, 06/12/25	1,248,650	0.6
775,000		Synchrony Financial, 3.000%, 08/15/19	780,675	0.4
1,225,000		Sysco Corp., 3.500%, 10/02/24	1,237,078	0.6
450,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	487,688	0.3
1,350,000		Other Securities	1,372,324	0.7
			11,257,438	5.6

		Energy: 3.5%
650,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	640,795	0.3
400,000	#	Antero Resources Corp., 5.625%, 06/01/23	388,500	0.2
375,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	393,750	0.2
375,000		Enterprise Products Operating LLC, 3.750%–7.034%, 02/15/25–01/15/68	384,672	0.2
650,000	#	MEG Energy Corp., 6.375%, 01/30/23	607,750	0.3
725,000		Williams Partners L.P., 3.600%–3.900%, 03/15/22–01/15/25	694,939	0.4
4,000,000		Other Securities	3,777,433	1.9
			6,887,839	3.5

		Financial: 10.3%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	313,529	0.2

See Accompanying Notes to Financial Statements

34

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
450,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	$452,700	0.2
1,025,000		Bank of America Corp., 4.000%–6.500%, 04/01/24–10/29/49	1,048,491	0.5
1,000,000		Barclays Bank PLC, 2.500%, 02/20/19	1,004,430	0.5
350,000	#	Credit Agricole SA, 4.375%, 03/17/25	335,972	0.2
600,000	#	Credit Suisse AG, 6.500%, 08/08/23	657,667	0.3
300,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	288,525	0.2
250,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	240,786	0.1
875,000		ING Bank NV, 4.125%, 11/21/23	900,184	0.5
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	632,250	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	593,680	0.3
975,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	947,666	0.5
275,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	315,563	0.2
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	775,406	0.4
425,000	#	Macquarie, 6.625%, 04/07/21	486,930	0.2
1,050,000		Morgan Stanley, 3.700%, 10/23/24	1,045,430	0.5
750,000		Morgan Stanley, 4.300%–5.550%, 01/27/45–12/29/49	725,714	0.4
500,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	552,637	0.3
200,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	221,055	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	459,812	0.2
400,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	407,368	0.2
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	271,922	0.1
7,725,000		Other Securities	7,828,477	3.9
			20,506,194	10.3

		Industrial: 0.5%
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	581,812	0.3

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	$379,219	0.2
			961,031	0.5

		Materials: 0.3%
500,000		Other Securities	544,283	0.3

		Technology: 1.0%
975,000		Hewlett-Packard Co., 2.750%, 01/14/19	985,756	0.5
975,000		Other Securities	966,618	0.5
			1,952,374	1.0

		Total Corporate Bonds/Notes
		(Cost $58,017,164)	56,443,244	28.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
1,050,000	#	Edsouth Indenture No 9 LLC, 1.060%, 10/25/56	1,051,661	0.6
650,000	#	FREMF Mortgage Trust, 3.811%, 01/25/48	637,070	0.3
1,340,268		GS Mortgage Securities Trust 2007-GG10, 5.795%, 08/10/45	1,440,003	0.7
EUR 1,012,646		Other Securities	1,036,984	0.5

		Total Collateralized Mortgage Obligations
		(Cost $4,148,856)	4,165,718	2.1

MUNICIPAL BONDS: 1.1%
		California: 0.5%
750,000		Other Securities	961,992	0.5

		Puerto Rico: 0.6%
960,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	650,410	0.3
1,195,000		Other Securities	581,272	0.3
			1,231,682	0.6

		Total Municipal Bonds
		(Cost $2,402,097)	2,193,674	1.1

U.S. TREASURY OBLIGATIONS: 24.9%
		U.S. Treasury Bonds: 4.1%
3,200,000		2.000%, due 02/15/25	3,104,749	1.6
5,200,000		3.000%, due 05/15/45	5,072,438	2.5
			8,177,187	4.1

		U.S. Treasury Notes: 20.8%
4,600,000		0.500%, due 02/28/17	4,595,685	2.3
6,800,000		1.000%, due 02/15/18	6,817,000	3.4
19,600,000		1.375%, due 02/29/20	19,419,308	9.8
3,800,000		1.375%, due 03/31/20	3,759,922	1.9
2,000,000		1.375%, due 04/30/20	1,976,562	1.0
2,100,000		1.500%, due 05/31/20	2,086,547	1.0
2,800,000		1.875%, due 05/31/22	2,766,313	1.4
			41,421,337	20.8

		Total U.S. Treasury Obligations
		(Cost $49,824,780)	49,598,524	24.9

See Accompanying Notes to Financial Statements

35

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%
		Federal Home Loan Mortgage Corporation: 2.9%##
800,000		2.811%, due 01/25/25	$794,903	0.4
3,000,000		3.062%, due 12/25/24	3,037,350	1.5
1,995,677		3.500%, due 04/01/43	2,059,811	1.0
			5,892,064	2.9

		Federal National Mortgage Association: 11.7%##
4,000,000		0.750%, due 03/14/17	4,008,224	2.0
1,000,000	W	2.500%, due 02/25/27	1,012,192	0.5
2,000,000	W	3.000%, due 03/25/43	1,992,695	1.0
9,000,000	W	4.000%, due 07/01/44	9,536,027	4.8
1,000,000	W	4.500%, due 07/01/44	1,081,250	0.5
846,341		6.000%, due 08/01/27	960,366	0.5
794,809		6.000%, due 12/01/36	906,167	0.5
3,321,425		3.000%–6.000%, due 12/01/22–08/01/43	3,762,325	1.9
			23,259,246	11.7

		Government National Mortgage Association: 9.4%
1,000,000		3.000%, due 03/20/43	1,009,531	0.5
10,000,000		3.500%, due 02/20/42	10,379,298	5.2
498,991		3.500%, due 05/20/45	520,718	0.3
2,500,000		3.500%, due 06/20/45	2,608,857	1.3
3,000,000		4.000%, due 07/01/44	3,179,473	1.6
993,718		4.000%, due 04/20/45	1,060,055	0.5
			18,757,932	9.4

		Total U.S. Government Agency Obligations
		(Cost $47,886,915)	47,909,242	24.0

ASSET-BACKED SECURITIES: 10.7%
		Other Asset-Backed Securities: 10.7%
250,000	#	B&M CLO 2014-1 Ltd., 2.226%, 04/16/26	246,891	0.1
129,113	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3, 3.623%, 04/28/30	129,711	0.1
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 1.803%, 12/31/27	1,578,880	0.8
250,000	#	Crown Point CLO III Ltd. 2015-3A B, 3.317%, 12/31/27	249,975	0.1
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 1.871%, 04/25/27	650,110	0.4
250,000	#	Greywolf CLO V Ltd. 2015-1A A2, 2.671%, 04/25/27	251,325	0.1
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 1.721%, 04/20/27	792,600	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 4.679%, 07/25/27	1,038,450	0.5
2,000,000	#	ICG US CLO Ltd. 2014-1A ACOM, 1.545%, 04/20/26	1,958,800	1.0

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.457%, 03/20/25	$1,169,040	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.772%, 10/18/26	2,512,770	1.2
1,350,000	#	Regatta IV Funding Ltd. 2014-1A ACOM, 1.787%, 07/25/26	1,334,205	0.7
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 1.792%, 04/15/27	1,645,299	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.312%, 04/15/27	295,481	0.2
3,800,000	#	SPART 2015-T1 A 6/45, 2.530%, 06/15/45	3,799,984	1.9
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.651%, 07/15/26	981,300	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 1.790%, 07/15/27	996,630	0.5
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,081,670	0.5
600,000		Other Securities	518,834	0.3

		Total Asset-Backed Securities
		(Cost $21,133,354)	21,231,955	10.7

FOREIGN GOVERNMENT BONDS: 4.3%
200,000	#	Costa Rica Government International Bond, 7.158%, 03/12/45	196,000	0.1
620,000		Croatia Government International Bond, 5.500%, 04/04/23	640,541	0.3
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	342,550	0.2
1,039,000		Israel Aid Bond, 5.500%, 12/04/23	1,262,980	0.6
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,663,712	0.8
EUR 800,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 05/01/21	1,002,182	0.5
EUR 800,000	#	Spain Government Bond, 5.500%, 04/30/21	1,091,039	0.6
3,058,000		Other Securities	2,332,527	1.2

		Total Foreign Government Bonds
		(Cost $8,676,926)	8,531,531	4.3

		Total Long-Term Investments
		(Cost $192,090,092)	190,073,888	95.4

See Accompanying Notes to Financial Statements

36

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 19.3%
		Foreign Government Bonds: 1.8%
1,500,000	#	Barclays Bank PLC, 0.889%, 04/13/16	$1,499,760	0.8
MXN 32,093,520	Z	Mexico Cetes, 3.190%, 09/17/15	2,028,053	1.0
			3,527,813	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 17.5%
34,879,622	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $34,879,622)	34,879,622	17.5

	Total Short-Term Investments
	(Cost $38,449,827)	38,407,435	19.3

	Total Investments in Securities (Cost $230,539,919)	$228,481,323	114.7
	Liabilities in Excess of Other Assets	(29,293,132)	(14.7)
	Net Assets	$199,188,191	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

W	Settlement is on a when-issued or delayed-delivery basis.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

MXN	Mexican Peso

Cost for federal income tax purposes is $230,573,915.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$355,703
Gross Unrealized Depreciation	(2,448,295)
Net Unrealized Depreciation	$(2,092,592)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$56,443,244	$—	$56,443,244
Collateralized Mortgage Obligations	—	3,617,888	547,830	4,165,718
Municipal Bonds	—	2,193,674	—	2,193,674
Foreign Government Bonds	—	8,531,531	—	8,531,531
U.S. Treasury Obligations	—	49,598,524	—	49,598,524
U.S. Government Agency Obligations	—	47,909,242	—	47,909,242
Asset-Backed Securities	—	18,115,205	3,116,750	21,231,955
Short-Term Investments	34,879,622	3,527,813	—	38,407,435
Total Investments, at fair value	$34,879,622	$189,937,121	$3,664,580	$228,481,323
Other Financial Instruments+
Centrally Cleared Swaps	—	1,103,212	—	1,103,212
Forward Foreign Currency Contracts	—	285,221	—	285,221
Futures	127,197	—	—	127,197
Total Assets	$35,006,819	$191,325,554	$3,664,580	$229,996,953
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,039,003)	$—	$(1,039,003)
Forward Foreign Currency Contracts	—	(318,483)	—	(318,483)
Futures	(291,959)	—	—	(291,959)
Sales Commitments	—	(1,028,828)	—	(1,028,828)
Total Liabilities	$(291,959)	$(2,386,314)	$—	$(2,678,273)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

37

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios’s assets and liabilities during the period ended June 30, 2015:

	*Beginning Balance 2/20/2015	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	**Net Change in Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	***Ending Balance 6/30/2015
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$3,116,010	$—	$34	$—	$706	$—	$—	$3,116,750
Collateralized Mortgage Obligations	—	519,139	—	423		28,268	—	—	547,830
Total Investments, at value	$—	$3,635,149	$—	$457	$—	$28,974	$—	$—	$3,664,580

*	Portfolio incepted on February 20, 2015.
**	As of March 31, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $28,974.
***	The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	163,000	Buy	09/16/15	$182,192	$181,918	$(274)
Bank of America	Mexican Peso	10,634,587	Buy	09/17/15	683,149	672,878	(10,271)
Bank of America	Hungarian Forint	127,774,770	Buy	09/16/15	453,907	451,025	(2,882)
Barclays Bank PLC	Philippine Peso	8,284,161	Buy	07/03/15	183,000	183,718	718
Barclays Bank PLC	South Korean Won	202,992,750	Buy	07/27/15	183,000	181,266	(1,734)
Barclays Bank PLC	New Zealand Dollar	263,000	Buy	09/16/15	181,667	177,049	(4,618)
Barclays Bank PLC	Swiss Franc	265,897	Buy	09/16/15	286,621	285,254	(1,367)
Barclays Bank PLC	British Pound	239,735	Buy	09/16/15	368,487	376,477	7,990
BNP Paribas Bank	Mexican Peso	13,023,060	Buy	07/29/15	838,844	826,880	(11,964)
BNP Paribas Bank	EU Euro	326,000	Buy	09/16/15	366,902	363,836	(3,066)
BNP Paribas Bank	Mexican Peso	9,824,179	Buy	09/17/15	632,235	621,602	(10,633)
BNP Paribas Bank	Swedish Krona	1,678,253	Buy	09/16/15	202,719	202,777	58
JPMorgan Chase & Co.	Japanese Yen	47,488,000	Buy	07/27/15	380,818	388,144	7,326
JPMorgan Chase & Co.	Norwegian Krone	2,334,214	Buy	09/16/15	298,885	297,177	(1,708)
JPMorgan Chase & Co.	EU Euro	326,000	Buy	09/16/15	366,066	363,837	(2,229)
JPMorgan Chase & Co.	Mexican Peso	9,865,380	Buy	09/17/15	634,858	624,209	(10,649)
Citigroup, Inc.	EU Euro	326,000	Buy	09/16/15	365,424	363,837	(1,587)
Citigroup, Inc.	Australian Dollar	467,000	Buy	09/16/15	363,898	358,798	(5,100)
Citigroup, Inc.	British Pound	115,000	Buy	09/16/15	182,683	180,594	(2,089)
Citigroup, Inc.	Hungarian Forint	132,269,193	Buy	09/16/15	477,459	466,890	(10,569)
Credit Suisse Group AG	EU Euro	326,000	Buy	09/16/15	366,206	363,837	(2,369)
Credit Suisse Group AG	EU Euro	331,000	Buy	09/16/15	367,971	369,417	1,446
Deutsche Bank AG	Brazilian Real	573,797	Buy	07/02/15	183,000	184,554	1,554
Deutsche Bank AG	Indian Rupee	74,278,346	Buy	07/01/15	1,153,301	1,166,431	13,130
Deutsche Bank AG	Brazilian Real	596,890	Buy	07/02/15	185,514	191,982	6,468
Deutsche Bank AG	Malaysian Ringgit	696,132	Buy	07/31/15	183,000	184,977	1,977
Deutsche Bank AG	Brazilian Real	574,947	Buy	08/04/15	182,697	182,660	(37)
Deutsche Bank AG	British Pound	82,943	Buy	07/15/15	126,906	130,312	3,406
Deutsche Bank AG	Japanese Yen	89,303,491	Buy	09/16/15	727,000	730,437	3,437
Deutsche Bank AG	EU Euro	422,333	Buy	09/16/15	471,249	471,350	101
Deutsche Bank AG	EU Euro	164,000	Buy	09/16/15	183,364	183,034	(330)
Deutsche Bank AG	Mexican Peso	5,821,750	Buy	09/17/15	367,000	368,358	1,358
Deutsche Bank AG	Swedish Krona	5,797,889	Buy	09/16/15	701,604	700,535	(1,069)
JPMorgan Chase & Co.	Russian Ruble	10,010,706	Buy	07/09/15	179,700	180,899	1,199
JPMorgan Chase & Co.	Russian Ruble	10,010,706	Buy	07/02/15	186,000	181,403	(4,597)
JPMorgan Chase & Co.	Malaysian Ringgit	683,505	Buy	07/13/15	183,000	181,333	(1,667)

See Accompanying Notes to Financial Statements

38

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Brazilian Real	526,379	Buy	07/02/15	$167,317	$169,303	$1,986
Morgan Stanley	Brazilian Real	589,336	Buy	07/02/15	185,000	189,552	4,552
Morgan Stanley	Indian Rupee	14,479,841	Buy	07/31/15	226,655	226,765	110
Morgan Stanley	Brazilian Real	114,393	Buy	08/04/15	36,104	36,343	239
Morgan Stanley	Turkish Lira	462,093	Buy	09/16/15	163,825	168,659	4,834
The Royal Bank of Scotland Group PLC	Chilean Peso	115,562,798	Buy	07/22/15	183,000	180,426	(2,574)
The Royal Bank of Scotland Group PLC	Polish Zloty	976,720	Buy	09/16/15	263,100	259,227	(3,873)
The Royal Bank of Canada	EU Euro	645,000	Buy	09/16/15	735,616	719,861	(15,755)
The Royal Bank of Scotland Group PLC	Mexican Peso	5,647,476	Buy	09/17/15	369,514	357,331	(12,183)
The Royal Bank of Scotland Group PLC	EU Euro	113,676	Buy	09/16/15	127,740	126,870	(870)
The Royal Bank of Scotland Group PLC	Mexican Peso	10,094,683	Buy	09/17/15	640,318	638,717	(1,601)
The Royal Bank of Scotland Group PLC	Mexican Peso	10,844,809	Buy	09/17/15	695,055	686,180	(8,875)
Standard Chartered Bank PLC	Malaysian Ringgit	679,735	Buy	07/07/15	183,000	180,238	(2,762)
Standard Chartered Bank PLC	Malaysian Ringgit	684,603	Buy	07/13/15	183,000	181,625	(1,375)
Standard Chartered Bank PLC	Japanese Yen	45,323,510	Buy	09/16/15	365,000	370,713	5,713
Standard Chartered Bank PLC	Australian Dollar	239,000	Buy	09/16/15	183,452	183,625	173
Standard Chartered Bank PLC	Polish Zloty	895,193	Buy	09/16/15	241,458	237,589	(3,869)
State Street Bank	British Pound	231,801	Buy	09/16/15	364,433	364,018	(415)
State Street Bank	EU Euro	266,731	Buy	09/16/15	303,731	297,688	(6,043)
State Street Bank	EU Euro	325,000	Buy	09/16/15	364,994	362,720	(2,274)
UBS AG	EU Euro	327,000	Buy	09/16/15	365,352	364,952	(400)
UBS AG	Japanese Yen	45,221,310	Buy	09/16/15	365,000	369,877	4,877
UBS AG	EU Euro	645,000	Buy	09/16/15	731,533	719,861	(11,672)
UBS AG	Japanese Yen	45,098,099	Buy	09/16/15	365,154	368,869	3,715
UBS AG	EU Euro	110,484	Buy	09/16/15	122,342	123,307	965
UBS AG	Brazilian Real	206,530	Buy	07/02/15	63,891	66,428	2,537
UBS AG	Brazilian Real	1,298,081	Buy	07/02/15	403,996	417,510	13,514
UBS AG	Hungarian Forint	127,852,736	Buy	09/16/15	461,662	451,300	(10,362)
UBS AG	Polish Zloty	906,042	Buy	09/16/15	246,067	240,469	(5,598)
Westpac Bank	New Zealand Dollar	268,000	Buy	09/16/15	181,628	180,414	(1,214)
Westpac Bank	Australian Dollar	239,000	Buy	09/16/15	182,417	183,625	1,208
Westpac Bank	New Zealand Dollar	529,769	Buy	09/16/15	378,530	356,634	(21,896)
Westpac Bank	Canadian Dollar	359,418	Buy	09/16/15	288,542	287,466	(1,076)
Westpac Bank	Indian Rupee	11,841,607	Buy	07/29/15	185,155	185,483	328
							$(110,577)

Bank of America	Mexican Peso	2,845,163	Sell	09/17/15	$183,000	$180,021	$2,979
Bank of America	Mexican Peso	31,841,394	Sell	09/18/15	2,052,430	2,014,554	37,876
Bank of America	Japanese Yen	45,388,941	Sell	09/16/15	366,000	371,248	(5,248)
Barclays Bank PLC	Indian Rupee	24,352,126	Sell	07/01/15	379,033	382,414	(3,381)
Barclays Bank PLC	Philippine Peso	8,278,565	Sell	07/03/15	185,000	183,594	1,406
Barclays Bank PLC	Mexican Peso	12,674,232	Sell	07/29/15	819,707	804,732	14,975
Barclays Bank PLC	Australian Dollar	474,000	Sell	09/16/15	366,943	364,176	2,767
BNP Paribas Bank	Russian Ruble	10,415,361	Sell	07/09/15	183,000	188,211	(5,211)
BNP Paribas Bank	South Korean Won	224,813,596	Sell	07/13/15	200,290	201,196	(906)
BNP Paribas Bank	South Korean Won	204,978,300	Sell	07/31/15	183,000	182,923	77
BNP Paribas Bank	Chinese Offshore Yuan	2,960,242	Sell	09/16/15	473,995	474,052	(57)
BNP Paribas Bank	Chinese Offshore Yuan	3,205,170	Sell	09/16/15	513,542	513,275	267
BNP Paribas Bank	EU Euro	416,000	Sell	09/16/15	467,418	464,283	3,135
BNP Paribas Bank	EU Euro	113,676	Sell	09/16/15	127,937	126,869	1,068
BNP Paribas Bank	EU Euro	163,000	Sell	09/16/15	182,971	181,918	1,053
BNP Paribas Bank	EU Euro	323,000	Sell	09/16/15	367,055	360,488	6,567
JPMorgan Chase & Co.	Japanese Yen	22,666,288	Sell	09/16/15	183,000	185,394	(2,394)
JPMorgan Chase & Co.	Japanese Yen	45,194,205	Sell	09/16/15	365,000	369,655	(4,655)
Citigroup, Inc.	Japanese Yen	38,149,007	Sell	07/27/15	306,944	311,812	(4,868)
Citigroup, Inc.	Canadian Dollar	173,000	Sell	08/10/15	140,152	138,435	1,717
Citigroup, Inc.	British Pound	144,000	Sell	07/15/15	221,511	226,239	(4,728)
Citigroup, Inc.	EU Euro	985,000	Sell	09/16/15	1,090,631	1,099,322	(8,691)
Citigroup, Inc.	Canadian Dollar	443,376	Sell	09/16/15	360,451	354,617	5,834
Citigroup, Inc.	New Zealand Dollar	232,899	Sell	09/16/15	162,340	156,785	5,555
Citigroup, Inc.	British Pound	118,125	Sell	09/16/15	180,848	185,502	(4,654)
Citigroup, Inc.	South Korean Won	409,167,504	Sell	07/17/15	366,000	365,951	49
Citigroup, Inc.	Russian Ruble	4,739,109	Sell	07/29/15	85,818	84,957	861

See Accompanying Notes to Financial Statements

39

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Russian Ruble	4,684,401	Sell	07/29/15	$84,747	$83,976	$771
Credit Suisse Group AG	Japanese Yen	45,171,720	Sell	09/16/15	366,000	369,471	(3,471)
Credit Suisse Group AG	Russian Ruble	5,716,549	Sell	07/27/15	102,000	102,561	(561)
Credit Suisse Group AG	Russian Ruble	4,396,000	Sell	07/27/15	79,717	78,869	848
Deutsche Bank AG	Brazilian Real	589,536	Sell	07/02/15	184,000	189,616	(5,616)
Deutsche Bank AG	Brazilian Real	579,876	Sell	07/02/15	184,000	186,509	(2,509)
Deutsche Bank AG	Brazilian Real	588,578	Sell	07/02/15	185,000	189,308	(4,308)
Deutsche Bank AG	Brazilian Real	205,311	Sell	07/02/15	63,891	66,036	(2,145)
Deutsche Bank AG	Indian Rupee	11,880,700	Sell	07/01/15	185,000	186,569	(1,569)
Deutsche Bank AG	South Korean Won	202,581,000	Sell	07/27/15	183,000	180,898	2,102
Deutsche Bank AG	South Korean Won	204,904,827	Sell	08/03/15	182,000	182,821	(821)
Deutsche Bank AG	South Korean Won	409,554,000	Sell	07/17/15	366,000	366,296	(296)
Deutsche Bank AG	Singapore Dollar	247,308	Sell	09/16/15	183,000	183,417	(417)
Deutsche Bank AG	EU Euro	3,127,476	Sell	09/16/15	3,519,802	3,490,461	29,341
Deutsche Bank AG	Mexican Peso	2,874,714	Sell	09/17/15	183,000	181,891	1,109
Deutsche Bank AG	EU Euro	110,484	Sell	09/16/15	123,005	123,307	(302)
Deutsche Bank AG	EU Euro	324,624	Sell	09/16/15	366,645	362,301	4,344
JPMorgan Chase & Co.	Brazilian Real	1,283,044	Sell	07/02/15	404,057	412,673	(8,616)
JPMorgan Chase & Co.	Brazilian Real	567,516	Sell	07/02/15	183,000	182,534	466
JPMorgan Chase & Co.	Indian Rupee	23,565,679	Sell	07/01/15	366,000	370,064	(4,064)
JPMorgan Chase & Co.	Taiwan New Dollar	11,376,982	Sell	07/13/15	365,878	368,618	(2,740)
JPMorgan Chase & Co.	Taiwan New Dollar	5,616,931	Sell	07/21/15	181,837	181,951	(114)
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,137,081	Sell	09/16/15	182,000	182,092	(92)
JPMorgan Chase & Co.	Turkish Lira	516,571	Sell	09/16/15	183,000	188,543	(5,543)
Morgan Stanley	Japanese Yen	89,909,633	Sell	09/16/15	733,000	735,395	(2,395)
Morgan Stanley	Brazilian Real	575,666	Sell	07/02/15	182,000	185,155	(3,155)
The Royal Bank of Scotland Group PLC	Turkish Lira	507,275	Sell	09/16/15	184,000	185,150	(1,150)
The Royal Bank of Canada	Brazilian Real	570,137	Sell	07/02/15	183,000	183,377	(377)
The Royal Bank of Canada	Malaysian Ringgit	1,808,981	Sell	07/07/15	479,480	479,667	(187)
The Royal Bank of Canada	EU Euro	326,000	Sell	09/16/15	367,284	363,836	3,448
The Royal Bank of Canada	New Zealand Dollar	242,924	Sell	09/16/15	169,930	163,533	6,397
The Royal Bank of Scotland Group PLC	New Zealand Dollar	266,000	Sell	09/16/15	181,135	179,068	2,067
Standard Chartered Bank PLC	Chinese Offshore Yuan	2,288,920	Sell	09/16/15	366,000	366,547	(547)
Standard Chartered Bank PLC	South Korean Won	201,940,500	Sell	07/22/15	183,000	180,469	2,531
Standard Chartered Bank PLC	Taiwan New Dollar	11,273,390	Sell	07/29/15	365,000	365,101	(101)
Standard Chartered Bank PLC	Taiwan New Dollar	5,636,740	Sell	08/03/15	182,000	182,544	(544)
Standard Chartered Bank PLC	Brazilian Real	1,283,044	Sell	10/02/15	395,903	399,088	(3,185)
State Street Bank	Japanese Yen	35,299,196	Sell	09/16/15	286,046	288,722	(2,676)
State Street Bank	EU Euro	325,000	Sell	09/16/15	366,971	362,721	4,250
State Street Bank	Canadian Dollar	457,082	Sell	09/16/15	367,829	365,580	2,249
State Street Bank	Canadian Dollar	460,835	Sell	09/16/15	367,000	368,580	(1,580)
State Street Bank	Chinese Offshore Yuan	2,975,631	Sell	09/16/15	476,635	476,517	118
State Street Bank	EU Euro	326,000	Sell	09/16/15	367,043	363,836	3,207
UBS AG	EU Euro	325,000	Sell	09/16/15	363,929	362,720	1,209
UBS AG	EU Euro	327,000	Sell	09/16/15	366,316	364,952	1,364
UBS AG	New Zealand Dollar	529,000	Sell	09/16/15	362,714	356,116	6,598
UBS AG	Japanese Yen	22,462,938	Sell	09/16/15	183,000	183,730	(730)
UBS AG	South African Rand	2,316,260	Sell	09/16/15	183,000	187,824	(4,824)
UBS AG	Singapore Dollar	757,721	Sell	09/16/15	561,504	561,968	(464)
UBS AG	South Korean Won	205,442,500	Sell	07/31/15	182,702	183,337	(635)
UBS AG	South Korean Won	205,442,500	Sell	07/02/15	185,000	184,179	821
UBS AG	Malaysian Ringgit	673,061	Sell	07/07/15	182,701	178,468	4,233
UBS AG	South Korean Won	407,858,360	Sell	08/28/15	367,556	363,726	3,830
Westpac Bank	EU Euro	642,354	Sell	08/07/15	723,763	716,488	7,275
Westpac Bank	EU Euro	213,705	Sell	09/16/15	238,044	238,508	(464)
Westpac Bank	Australian Dollar	473,000	Sell	09/16/15	364,115	363,407	708
Westpac Bank	Mexican Peso	2,850,026	Sell	09/17/15	183,000	180,329	2,671
Westpac Bank	Japanese Yen	22,471,668	Sell	09/16/15	183,000	183,802	(802)
Westpac Bank	EU Euro	164,007	Sell	09/16/15	185,792	183,042	2,750
Westpac Bank	Singapore Dollar	759,397	Sell	09/16/15	562,016	563,210	(1,194)
Westpac Bank	Australian Dollar	949,021	Sell	09/16/15	735,605	729,136	6,469
Westpac Bank	Malaysian Ringgit	646,170	Sell	07/07/15	174,278	171,338	2,940
							$77,315

See Accompanying Notes to Financial Statements

40

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	17	09/15/15	$1,642,976	$5,350
Canada 10-Year Bond	31	09/21/15	3,474,780	19,624
Euro-Bobl 5-Year	268	09/08/15	38,715,958	37,985
Euro-Bund	4	09/08/15	677,830	6,163
Long-Term Euro-BTP	17	09/08/15	2,467,803	(21,654)
U.S. Treasury 2-Year Note	44	09/30/15	9,633,250	4,015
U.S. Treasury 5-Year Note	20	09/30/15	2,385,156	6,356
U.S. Treasury Ultra Long Bond	93	09/21/15	14,327,813	(256,491)
			$73,325,566	$(198,652)
Short Contracts
Euro-OAT	(12)	09/08/15	(1,959,509)	2,979
U.S. Treasury 10-Year Note	(51)	09/21/15	(6,434,766)	(13,814)
U.S. Treasury Long Bond	(54)	09/21/15	(8,145,562)	44,725
			$(16,539,837)	$33,890

At June 30, 2015, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.24.V2	Buy	(5.000)	Intercontinental Exchange	06/20/20	USD 2,850,000	$(177,968)	$9,796
						$(177,968)	$9,796

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.24.V1	Sell	1.000	Intercontinental Exchange	06/20/20	USD 12,350,000	175,839	(40,061)
						175,839	$(40,061)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 3.500%	LCH.Clearnet	09/16/25	AUD 210,000	$(1,416)	$(413)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month CAD-CDOR	LCH.Clearnet	04/21/17	CAD 20,580,000	31,732	41,170

See Accompanying Notes to Financial Statements

41

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month CAD-CDOR	LCH.Clearnet	09/16/25	CAD 360,000	$14,019	$3,477
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.350%	Chicago Mercantile Exchange	02/27/30	EUR 4,270,000	294,841	420,970
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.100%	LCH.Clearnet	06/08/30	EUR 2,960,000	(13,464)	(5,119)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	LCH.Clearnet	09/16/30	EUR 2,460,000	13,743	94,048
Receive a fixed rate equal to 1.140% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/35	EUR 1,280,000	(123,866)	(175,502)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR 3,590,000	200,647	171,811
Receive a fixed rate equal to 0.600% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/20	EUR 1,760,000	(6,187)	(6,128)
Receive a fixed rate equal to 0.550% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/22/20	EUR 830,000	(4,654)	959
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/20	EUR 6,750,000	(17,940)	17,910
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/15/24	EUR 4,890,000	13,781	24,445
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.800%	Chicago Mercantile Exchange	05/15/24	EUR 1,630,000	40,682	31,208
Receive a fixed rate equal to 1.150% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/25	EUR 4,400,000	(150,491)	(194,806)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR 9,680,000	(137,863)	(142,068)
Receive a fixed rate equal to 1.850% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/08/25	EUR 5,670,000	3,470	19,393
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR 1,290,000	(6,566)	18,254
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.250%	LCH.Clearnet	09/16/25	EUR 3,100,000	15,780	21,322
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR 4,700,000	19,946	11,966
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/16/25	EUR 14,770,000	(334,071)	(64,195)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/45	GBP 1,530,000	(206,544)	(73,486)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	GBP 3,520,000	(18,585)	(16,427)
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/16/25	GBP 1,280,000	10,801	10,773
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	12/16/25	GBP 1,290,000	(8,108)	(10,991)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	09/16/45	JPY 217,940,000	(1,500)	25,785
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.750%	LCH.Clearnet	09/16/25	JPY 149,660,000	(10,399)	(7,192)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY 485,980,000	12,110	758

See Accompanying Notes to Financial Statements

42

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	05/11/17	NOK 44,590,000	$(30,824)	$(26,619)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	07/01/17	NOK 19,810,000	(13,549)	1,966
Receive a floating rate based on the 6-month NZD-BBR-FRA and pay a fixed rate equal to 4.250%	LCH.Clearnet	09/16/25	NZD 230,000	(4,119)	(2,939)
Receive a floating rate based on the 6-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.750%	LCH.Clearnet	09/16/20	SEK 59,940,000	32,200	(6,399)
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month SEK-STIBOR-SIDE	LCH.Clearnet	09/16/25	SEK 4,080,000	3,412	(4,404)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month SEK-STIBOR-SIDE	Chicago Mercantile Exchange	12/16/25	SEK 50,570,000	(307,104)	(90,713)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	05/05/20	USD 6,900,000	(28,736)	(30,974)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/16/20	USD 1,400,000	(12,638)	(1,195)
Receive a fixed rate equal to 2.923% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	06/24/21	USD 11,700,000	4,827	8,818
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	09/16/22	USD 5,800,000	(110,900)	(134,936)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	USD 9,960,000	(217,450)	26,625
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/16/25	USD 14,100,000	147,630	72,533
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.606%	Chicago Mercantile Exchange	05/05/27	USD 2,250,000	67,522	69,225
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.218%	LCH.Clearnet	06/24/29	USD 3,000,000	275	(4,436)
				$(839,556)	$94,474

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2015:

Principal Amount	Description	Fair Value
$(1,000,000)	Freddie Mac	$(1,028,828)
	Total Sales Commitments Proceeds $(1,028,555)	$(1,028,828)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$285,221
Credit contracts	Net Assets- Unrealized appreciation*	9,796
Interest rate contracts	Net Assets- Unrealized appreciation*	1,093,416
Interest rate contracts	Net Assets- Unrealized appreciation**	127,197
Total Asset Derivatives		$1,515,630
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$318,483
Credit contracts	Net Assets- Unrealized depreciation*	40,061
Interest rate contracts	Net Assets- Unrealized depreciation*	998,942
Interest rate contracts	Net Assets- Unrealized depreciation**	291,959
Total Liability Derivatives		$1,649,445

*
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

43

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$17,086	$17,086
Foreign exchange contracts	(133,004)	—	—	(133,004)
Interest rate contracts	—	205,406	486,370	691,776
Total	$(133,004)	$205,406	$503,456	$575,858

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(30,265)	$(30,265)
Foreign exchange contracts	(33,262)	—	—	(33,262)
Interest rate contracts	—	(164,762)	94,474	(70,288)
Total	$(33,262)	$(164,762)	$64,209	$(133,815)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$40,855	$27,856	$12,225	$14,787	$2,294	$68,327	$8,991	$11,721	$8,417	$9,824	$9,845	$2,067	$43,663	$24,349	$285,221
Total Assets	$40,855	$27,856	$12,225	$14,787	$2,294	$68,327	$8,991	$11,721	$8,417	$9,824	$9,845	$2,067	$43,663	$24,349	$285,221

Liabilities:
Forward foreign currency contracts	$18,675	$11,100	$31,837	$42,286	$6,401	$19,419	$49,068	$5,550	$12,383	$12,988	$16,319	$31,126	$34,685	$26,646	$318,483
Total Liabilities	$18,675	$11,100	$31,837	$42,286	$6,401	$19,419	$49,068	$5,550	$12,383	$12,988	$16,319	$31,126	$34,685	$26,646	$318,483

Net OTC derivative instruments by counterparty, at fair value	$22,180	$16,756	$(19,612)	$(27,499)	$(4,107)	$48,908	$(40,077)	$6,171	$(3,966)	$(3,164)	$(6,474)	$(29,059)	$8,978	$(2,297)	$(33,262)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$22,180	$16,756	$(19,612)	$(27,499)	$(4,107)	$48,908	$(40,077)	$6,171	$(3,966)	$(3,164)	$(6,474)	$(29,059)	$8,978	$(2,297)	$(33,262)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

44

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Boards of Trustees (the “Board”) of Voya Investors Trust and Voya Variable Insurance Trust (“VVIT”) (together, the “Trusts”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond Portfolio”), a series of Voya Investors Trust, and VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond Portfolio”), a series of Voya Variable Insurance Trust (each a “Portfolio” and together, the “Portfolios”), approved amending and restating the Investment Management Agreements between the Trusts, on behalf of the Portfolios, and Directed Services LLC or Voya Investments, LLC (“VIL”) (each an “Adviser” and together, the “Advisers”), as applicable, so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

As discussed below, the Board approved new investment advisory and sub-advisory contracts on January 22, 2015 for the new Goldman Sachs Bond Portfolio. In connection with its review for each Portfolio, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014 and January 22, 2015, when it renewed or approved the Agreements. On September 12, 2014 and January 22, 2015, the Board concluded, in light of all factors it considered, to renew or approve the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at the respective meetings, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreement with respect to BlackRock Inflation Protected Bond Portfolio on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in BlackRock Inflation Protected Bond Portfolio’s annual report to shareholders for the period ended December 31, 2014. A further description of the process followed by the Board in approving the Agreement with respect to Goldman Sachs Bond Portfolio on January 22, 2015, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth below under the section titled “BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Advisers provide to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Advisers and their affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

45

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond Portfolio” or the “Portfolio”) a series of VVIT, enters into a new advisory or sub-advisory agreement, the Board of VVIT, including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory agreements, and who are Independent Trustees, must determine whether to approve the new arrangements. Thus, at its meeting held on January 22, 2015, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract”) with VIL and the sub-advisory contract (the “Sub-Advisory Contract”) between the Adviser and the sub-adviser, Goldman Sachs Asset Management, L.P. (“Goldman Sachs” or the “Sub-Adviser”) (together, the “Advisory and Sub-Advisory Contracts”) for the Portfolio.

In determining whether to initially approve the Advisory Contract for Goldman Sachs Bond Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, the experience and expertise of VIL in the management of other funds within the Voya funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”), and Morningstar category median; (4) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of funds in the Voya funds complex.

At the Board meeting at which the Advisory Contract was considered, the Board considered that the Portfolio would be subject to the standard policies and procedures of VVIT previously approved by the Board for other series of VVIT and approved in accordance with Rule 38a-1 under the Investment Company Act of 1940. The Board also noted that, in managing the Portfolio, VIL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other funds in the Voya funds complex.

The Board’s consideration of whether to approve the Advisory Contract with VIL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by VIL to the Portfolio under the proposed Advisory Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex; (3) VIL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio; (5) the costs for the services to be provided by VIL; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is equal to the median and below the average management fees of the funds in the Portfolio’s SPG, and (b) the estimated expense ratio for the Portfolio is below the median and average expense ratios of the funds in the Portfolio’s SPG; (7) the projected profitability of VIL; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the January 2015 meeting, with respect to its capabilities in overseeing similar fixed-income products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with Goldman Sachs, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Goldman Sachs and its sub-advisory services; (2) Goldman Sachs’ strength and reputation in the industry; (3) the information that had been provided by Goldman Sachs in advance of the January 2015 International/Balanced/Fixed Income Funds Investment Review Committee meeting at which Goldman Sachs presented with respect to the firm’s sub-advisory services; (4) the nature and quality of the services to be provided by Goldman Sachs under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Goldman Sachs; (6) the fairness of the compensation under the

46

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Sub-Advisory Contract in light of the services to be provided by Goldman Sachs as the Portfolio’s Sub-Adviser; (7) Goldman Sachs’ operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VVIT’s Chief Compliance Officer; (8) Goldman Sachs’ financial condition; (9) the appropriateness of the selection of Goldman Sachs in light of the Portfolio’s investment objective and prospective investor base; and (10) Goldman Sachs’ Code of Ethics, which was previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) VY® Goldman Sachs Bond Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) VY® Goldman Sachs Bond Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by VIL to Goldman Sachs is reasonable in the context of all factors considered by the Board; and (4) VIL and Goldman Sachs each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of their compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

47

Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0615-0821415)

Semi-Annual Report

June 30, 2015

Classes ADV, I and S

Voya Investors Trust

■	Voya Global Perspectives Portfolio
■	VY® DFA World Equity Portfolio
■	VY® Franklin Templeton Founding Strategy Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Portfolios of Investments	22
Advisory Contract Approval Discussion	26

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Global Perspective Portfolio
Class ADV	$1,000.00	$1,015.60	0.47%	$2.35	$1,000.00	$1,022.46	0.47%	$2.36
Class I	1,000.00	1,017.30	0.17	0.85	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,015.50	0.42	2.10	1,000.00	1,022.71	0.42	2.11
VY® DFA World Equity Portfolio
Class ADV	$1,000.00	$1,035.10	0.89%	$4.49	$1,000.00	$1,020.38	0.89%	$4.46
Class I	1,000.00	1,038.80	0.29	1.47	1,000.00	1,023.36	0.29	1.45
Class S	1,000.00	1,037.00	0.54	2.73	1,000.00	1,022.12	0.54	2.71
VY® Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,004.60	0.68%	$3.38	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,007.20	0.08	0.40	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,006.40	0.33	1.64	1,000.00	1,023.16	0.33	1.66

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	Voya Global Perspectives Portfolio	VY® DFA World Equity Portfolio	VY® Franklin Templeton Founding Strategy Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$181,204,988	$—	$832,354,134
Investments in unaffiliated underlying funds at fair value**	—	174,957,828	—
Short-term investments at fair value***	—	1,351,885	—
Total investments at fair value	$181,204,988	$176,309,713	$832,354,134
Cash	8,449	—	—
Receivables:
Investments in affiliated underlying funds sold	1,525,777	—	—
Fund shares sold	6,790	—	43,790
Dividends	92,353	56	—
Foreign tax reclaims	—	343	—
Prepaid expenses	757	749	3,349
Reimbursement due from manager	335	39,233	29,775
Other assets	2,631	3,024	15,135
Total assets	182,842,080	176,353,118	832,446,183

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,595,545	—	19,133
Payable for fund shares redeemed	35,314	343,405	7
Payable for investment management fees	36,035	51,554	35,202
Payable for distribution and shareholder service fees	44,915	37,704	179,278
Payable to trustees under the deferred compensation plan (Note 6)	2,631	3,024	15,135
Payable for trustee fees	966	909	4,397
Payable for proxy and solicitation costs (Note 6)	—	84,406	91,996
Other accrued expenses and liabilities	68,436	33,279	121,289
Total liabilities	1,783,842	554,281	466,437
NET ASSETS	$181,058,238	$175,798,837	$831,979,746

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$169,685,095	$153,073,555	$685,642,690
Undistributed net investment income	6,012,128	4,426,503	16,558,662
Accumulated net realized gain (loss)	9,108,903	(20,681,837)	(81,724,094)
Net unrealized appreciation (depreciation)	(3,747,888)	38,980,616	211,502,488
NET ASSETS	$181,058,238	$175,798,837	$831,979,746
_________________
* Cost of investments in affiliated underlying funds	$184,952,876	$—	$620,851,646
** Cost of investments in unaffiliated underlying funds	$—	$135,977,124	$—
*** Cost of short-term investments	$—	$1,351,885	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Voya Global Perspectives Portfolio	VY® DFA World Equity Portfolio	VY® Franklin Templeton Founding Strategy Portfolio
Class ADV
Net assets	$178,561,645	$5,550,480	$13,917,230
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	16,115,783	508,130	1,287,870
Net asset value and redemption price per share	$11.08	$10.92	$10.81

Class I
Net assets	$2,463,207	$3,730,422	$3,785,283
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	220,336	331,794	340,444
Net asset value and redemption price per share	$11.18	$11.24	$11.12

Class S
Net assets	$33,386	$166,517,935	$814,277,233
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,001	14,866,391	73,721,757
Net asset value and redemption price per share	$11.12	$11.20	$11.05

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya Global Perspectives Portfolio	VY® DFA World Equity Portfolio	VY® Franklin Templeton Founding Strategy Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,320,136	$—	$—
Dividends from unaffiliated underlying funds	—	1,347,508	—
Total investment income	2,320,136	1,347,508	—

EXPENSES:
Investment management fees(1)	127,373	255,550	145,484
Distribution and shareholder service fees:
Class ADV	710,568	20,708	50,964
Class S	42	213,802	1,068,908
Transfer agent fees	152	90	464
Administrative service fees(1)	64,336	59,921	290,698
Shareholder reporting expense	2,655	4,434	23,895
Professional fees	12,016	10,227	40,824
Custody and accounting expense	6,739	8,507	39,604
Trustee fees	2,899	2,726	13,194
Proxy and solicitation costs (Note 6)	—	120,850	129,325
Miscellaneous expense	5,980	6,889	22,904
Interest expense	—	283	—
Total expenses	932,760	703,987	1,826,264
Net waived and reimbursed fees	(483,749)	(209,222)	(357,616)
Net expenses	449,011	494,765	1,468,648
Net investment income (loss)	1,871,125	852,743	(1,468,648)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	155	—	—
Sale of unaffiliated underlying funds	—	3,462,892	—
Capital gain distributions from affiliated underlying funds	2,701,565	—	—
Foreign currency related transactions	68	—	—
Sale of affiliated underlying funds	(7,307)	—	36,781,845
Net realized gain	2,694,481	3,462,892	36,781,845
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(1,318,285)	—	(28,706,654)
Unaffiliated underlying funds	—	2,456,107	—
Foreign currency related transactions	—	(30)	—
Net change in unrealized appreciation (depreciation)	(1,318,285)	2,456,077	(28,706,654)
Net realized and unrealized gain	1,376,196	5,918,969	8,075,191
Increase in net assets resulting from operations	$3,247,321	$6,771,712	$6,606,543

(1)	Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Perspectives Portfolio		VY® DFA World Equity Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,871,125	$2,738,659	$852,743	$3,514,981
Net realized gain	2,694,481	7,826,586	3,462,892	7,741,537
Net change in unrealized appreciation (depreciation)	(1,318,285)	(2,736,425)	2,456,077	(8,741,005)
Increase in net assets resulting from operations	3,247,321	7,828,820	6,771,712	2,515,513

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(43,534)	—	(68,201)
Class I	—	(121)	—	(65,013)
Class S	—	—	—	(2,849,765)
Net realized gains:
Class ADV	—	(31,661)	—	—
Class I	—	(72)	—	—
Class S	—	(5)	—	—
Total distributions	—	(75,393)	—	(2,982,979)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,678,391	7,546,999	5,586,431	14,819,931
Proceeds from shares issued in merger (Note 13)	—	193,055,601	—	—
Reinvestment of distributions	—	75,393	—	2,982,979
	6,678,391	200,677,993	5,586,431	17,802,910
Cost of shares redeemed	(27,598,452)	(34,383,402)	(20,254,879)	(25,713,456)
Net increase (decrease) in net assets resulting from capital share transactions	(20,920,061)	166,294,591	(14,668,448)	(7,910,546)
Net increase (decrease) in net assets	(17,672,740)	174,048,018	(7,896,736)	(8,378,012)

NET ASSETS:
Beginning of year or period	198,730,978	24,682,960	183,695,573	192,073,585
End of year or period	$181,058,238	$198,730,978	$175,798,837	$183,695,573
Undistributed net investment income at end of year or period	$6,012,128	$4,141,003	$4,426,503	$3,573,760

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Franklin Templeton Founding Strategy Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$(1,468,648)	$18,045,247
Net realized gain	36,781,845	45,651,958
Net change in unrealized depreciation	(28,706,654)	(33,899,167)
Increase in net assets resulting from operations	6,606,543	29,798,038

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(292,108)
Class I	—	(70,252)
Class S	—	(21,094,523)
Total distributions	—	(21,456,883)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,605,887	23,628,359
Reinvestment of distributions	—	21,456,883
	4,605,887	45,085,242
Cost of shares redeemed	(74,509,346)	(106,134,483)
Net decrease in net assets resulting from capital share transactions	(69,903,459)	(61,049,241)
Net decrease in net assets	(63,296,916)	(52,708,086)

NET ASSETS:
Beginning of year or period	895,276,662	947,984,748
End of year or period	$831,979,746	$895,276,662
Undistributed net investment income at end of year or period	$16,558,662	$18,027,310

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Global Perspectives Portfolio
Class ADV
06-30-15	10.91	0.11	•	0.06	0.17	—		—		—	—		—	11.08	1.56	0.98	0.47		0.47		1.95		178,562	9
12-31-14	10.51	0.17	•	0.23	0.40	0.00	*	0.00	*	—	0.00	*	—	10.91	3.84	0.99	0.46		0.46		1.57		197,242	30
05-01-13(5)–12-31-13	10.00	0.12	•	0.39	0.51	—		—		—	—		—	10.51	5.10	2.58	0.89		0.89		1.80		24,390	8
Class I
06-30-15	10.99	0.14	•	0.05	0.19	—		—		—	—		—	11.18	1.73	0.23	0.17		0.17		2.42		2,463	9
12-31-14	10.55	0.19	•	0.25	0.44	0.00	*	0.00	*	—	0.00	*	—	10.99	4.21	0.24	0.15		0.15		1.74		1,456	30
05-01-13(5)–12-31-13	10.00	0.15	•	0.40	0.55	—		—		—	—		—	10.55	5.50	1.83	0.29		0.29		2.23		261	8
Class S
06-30-15	10.95	0.11	•	0.06	0.17	—		—		—	—		—	11.12	1.55	0.48	0.42		0.42		2.00		33	9
12-31-14	10.54	0.16		0.25	0.41	—		0.00	*	—	0.00	*	—	10.95	3.91	0.49	0.40		0.40		1.50		33	30
05-01-13(5)–12-31-13	10.00	0.14		0.40	0.54	—		—		—	—		—	10.54	5.40	2.08	0.54		0.54		2.03		32	8
VY® DFA World Equity Portfolio
Class ADV
06-30-15	10.55	0.03	•	0.34	0.37	—		—		—	—		—	10.92	3.51	1.27	0.89		0.89		0.64		5,550	1
12-31-14	10.59	0.17	•	(0.06)	0.11	0.15		—		—	0.15		—	10.55	0.98	1.13	0.88		0.88		1.58		5,376	6
12-31-13	8.67	0.14	•	1.96	2.10	0.18		—		—	0.18		—	10.59	24.51	1.12	0.87		0.87		1.50		4,691	4
12-31-12	7.53	0.16	•	1.14	1.30	0.16		—		—	0.16		—	8.67	17.59	1.14	0.86		0.86		1.96		2,421	5
12-31-11	8.52	0.15	•	(0.94)	(0.79)	0.20		—		—	0.20		—	7.53	(9.52)	1.16	0.82		0.82		1.80		1,797	10
12-31-10	7.01	0.27		1.40	1.67	0.16		—		—	0.16		—	8.52	24.21	1.21	0.88	†	0.88	†	3.45	†	769	132
Class I
06-30-15	10.82	0.07	•	0.35	0.42	—		—		—	—		—	11.24	3.88	0.52	0.29		0.29		1.23		3,730	1
12-31-14	10.84	0.23	•	(0.05)	0.18	0.20		—		—	0.20		—	10.82	1.55	0.38	0.28		0.28		2.13		3,619	6
12-31-13	8.85	0.18	•	2.03	2.21	0.22		—		—	0.22		—	10.84	25.25	0.37	0.27		0.27		1.89		2,898	4
12-31-12	7.68	0.23	•	1.14	1.37	0.20		—		—	0.20		—	8.85	18.23	0.39	0.26		0.26		2.80		2,073	5
12-31-11	8.64	0.21	•	(0.96)	(0.75)	0.21		—		—	0.21		—	7.68	(8.96)	0.41	0.18		0.18		2.48		1,237	10
12-31-10	7.05	0.30		1.45	1.75	0.16		—		—	0.16		—	8.64	25.22	0.46	0.13	†	0.13	†	3.78	†	813	132
Class S
06-30-15	10.80	0.05	•	0.35	0.40	—		—		—	—		—	11.20	3.70	0.77	0.54		0.54		0.95		166,518	1
12-31-14	10.81	0.21		(0.05)	0.16	0.17		—		—	0.17		—	10.80	1.42	0.63	0.53		0.53		1.83		174,700	6
12-31-13	8.83	0.16	•	2.02	2.18	0.20		—		—	0.20		—	10.81	24.90	0.62	0.52		0.52		1.61		184,485	4
12-31-12	7.66	0.18	•	1.17	1.35	0.18		—		—	0.18		—	8.83	17.89	0.64	0.51		0.51		2.12		162,879	5
12-31-11	8.62	0.15	•	(0.92)	(0.77)	0.19		—		—	0.19		—	7.66	(9.17)	0.66	0.43		0.43		1.73		158,642	10
12-31-10	7.04	0.18		1.54	1.72	0.14		—		—	0.14		—	8.62	24.84	0.71	0.38	†	0.38	†	2.66	†	224,492	132
VY® Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-15	10.76	(0.04	)•	0.09	0.05	—		—		—	—		—	10.81	0.46	0.91	0.68		0.68		(0.68)		13,917	3
12-31-14	10.70	0.18	•	0.12	0.30	0.24		—		—	0.24		—	10.76	2.72	0.83	0.68		0.68		1.61		13,440	10
12-31-13	8.88	0.19	•	1.88	2.07	0.25		—		—	0.25		—	10.70	23.60	0.83	0.68		0.68		1.90		11,142	11
12-31-12	7.96	0.23	•	1.00	1.23	0.31		—		—	0.31		—	8.88	15.80	0.84	0.69		0.69		2.67		5,202	11
12-31-11	8.30	0.27	•	(0.41)	(0.14)	0.20		—		—	0.20		—	7.96	(1.81)	0.84	0.69		0.69		3.30		4,289	11
12-31-10	7.74	0.18	•	0.60	0.78	0.22		—		—	0.22		—	8.30	10.40	0.83	0.68		0.68		2.26		2,652	10
Class I
06-30-15	11.04	(0.00	)*•	0.08	0.08	—		—		—	—		—	11.12	0.72	0.16	0.08		0.08		(0.08)		3,785	3
12-31-14	10.94	0.24	•	0.14	0.38	0.28		—		—	0.28		—	11.04	3.37	0.08	0.08		0.08		2.14		3,034	10
12-31-13	9.05	0.27	•	1.91	2.18	0.29		—		—	0.29		—	10.94	24.42	0.08	0.08		0.08		2.66		2,530	11
12-31-12	8.11	0.24	•	1.05	1.29	0.35		—		—	0.35		—	9.05	16.29	0.09	0.09		0.09		2.79		1,838	11
12-31-11	8.41	0.46	•	(0.54)	(0.08)	0.22		—		—	0.22		—	8.11	(1.15)	0.09	0.09		0.09		5.44		1,564	11
12-31-10	7.80	0.15	•	0.68	0.83	0.22		—		—	0.22		—	8.41	10.97	0.08	0.08		0.08		1.96		1,838	10

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Franklin Templeton Founding Strategy Portfolio (continued)
Class S
06-30-15	10.98	(0.02	)•	0.09	0.07	—	—	—	—	—	11.05	0.64	0.41	0.33	0.33	(0.33)	814,277	3
12-31-14	10.88	0.21	•	0.14	0.35	0.25	—	—	0.25	—	10.98	3.16	0.33	0.33	0.33	1.90	878,803	10
12-31-13	9.01	0.25	•	1.89	2.14	0.27	—	—	0.27	—	10.88	24.02	0.33	0.33	0.33	2.46	934,313	11
12-31-12	8.07	0.25	•	1.01	1.26	0.32	—	—	0.32	—	9.01	16.05	0.34	0.34	0.34	2.97	781,854	11
12-31-11	8.37	0.29	•	(0.40)	(0.11)	0.19	—	—	0.19	—	8.07	(1.40)	0.34	0.34	0.34	3.44	759,652	11
12-31-10	7.76	0.19		0.62	0.81	0.20	—	—	0.20	—	8.37	10.77	0.33	0.33	0.33	2.29	873,001	10

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-eight active separate investment series. The three series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Perspectives Portfolio (“Global Perspectives”), VY® DFA World Equity Portfolio (“DFA World Equity”) and VY® Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”), each a diversified series of the Trust.

Each Portfolio offers three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to DFA World Equity and Franklin Templeton Founding Strategy. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Global Perspectives. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” The Investment Advisers oversee all investment advisory and portfolio management services for the Portfolios and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Perspectives. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). DFA World Equity seeks to achieve its investment objectives by investing in unaffiliated investment companies advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in affiliated investment companies sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, debt instruments and money market securities. The investment objective of the Portfolios is described in each Portfolio’s Prospectus. The investment companies in which the Portfolios invest are collectively referred to as the “Underlying Funds.”

On close of business August 14, 2015, DFA World Equity merged into Voya Global Value Advantage Portfolio, which is not included in this report, and Franklin Templeton Founding Strategy merged into Voya Solution Moderately Aggressive Portfolio, which is not included in this report.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Global Perspectives	$16,618,515	$35,782,534
DFA World Equity	1,347,322	14,824,471
Franklin Templeton Founding Strategy	22,305,465	93,636,761

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, Global Perspectives had entered into an investment management agreement (“Management Agreement”) with Voya Investments. The Management Agreement compensated Voya Investments with a fee, computed daily and payable monthly, based on: 0.10% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

Prior to May 1, 2015, DFA World Equity and Franklin Templeton Founding Strategy had entered into a Management Agreement with DSL. The Management Agreement compensated DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA World Equity paid DSL a fee of 0.25% of its average daily net assets and under the Management Agreement with respect to Franklin Templeton Founding Strategy, no advisory fee was charged. Amounts paid to the Investment Advisers through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets for Global Perspectives and DFA World Equity. Effective January 1, 2015, the Administrator was entitled to receive from Franklin Templeton Founding Strategy a fee at an annual rate of 0.10% of its average daily net assets. For Franklin Templeton Founding Strategy, the Administrator was contractually obligated to waive a portion of its administration fee equal to 0.05% of its average daily net assets for at least two years from the effective date of January 1, 2015. This waiver was not eligible for recoupment. Prior to January 1, 2015, the Administrator received from Franklin Templeton Founding Strategy a fee at an annual rate of 0.05% of its average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates each Portfolio’s respective Investment Adviser with a management fee, computed

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Advisers from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
Global Perspectives	0.20% of average daily net assets invested in affiliated Underlying Funds; and 0.40% of average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments
DFA World Equity	0.35%
Franklin Templeton Founding Strategy(1)	0.10%

(1)	Effective May 1, 2015, DSL is contractually obligated to waive a portion of the management fee for Franklin Templeton Founding Strategy equal to 0.05% of its average daily net assets through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Voya Investments has entered into a sub-advisory agreement with Voya IM with respect to Global Perspectives. DSL has entered into a sub-advisory agreement with Dimensional Fund Advisors LP with respect to DFA World Equity. Subject to such policies as the Board or Investment Advisers may determine, these sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of each Portfolio, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. Effective March 14, 2014, the Distributor has agreed to further waive a portion of the distribution fee by 0.30% for Class ADV shares of Global Perspectives. Termination or modification of these obligations requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended June 30, 2015, DFA World Equity incurred $120,850 and Franklin Templeton Founding Strategy incurred $129,325 of proxy and solicitation costs associated with obtaining shareholder approval relating to each Portfolio’s proposed mergers with and into Voya Global Value Advantage Portfolio and Voya Solution Moderately Aggressive Portfolio, respectively, which are not included in this report. DSL reimbursed the Portfolios for these costs.

At June 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Insurance and	Global Perspectives	97.65%
Annuity Company	DFA World Equity	93.67
	Franklin Templeton Founding Strategy	96.32

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2015, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Franklin Templeton	Audit	$29,421
Founding Strategy	Custody	31,982
	Shareholder Reporting	39,104

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Advisers have entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Advisers have agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%
DFA World Equity(3)(4)	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy(3)(5)	0.74%	0.14%	0.39%

(1)	For Global Perspectives, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	For Global Perspectives, pursuant to a side letter through May 1, 2016, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

(3)	The operating expense limits shown apply only at the Portfolio level and do not include the fees payable by the Underlying Funds in which the Portfolio invests.

(4)	For DFA World Equity, pursuant to a side letter through May 1, 2017, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. Amounts waived pursuant to this side letter are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(5)	For Franklin Templeton Founding Strategy, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.

Except as otherwise noted above, the Investment Advisers may at a later date recoup from each Portfolio for management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Global Perspectives	$6,459	$118,102	$137,772	$262,333

The expense limitation agreements are contractual through May 1, 2017 (except for Global Perspectives, which is through May 1, 2016) and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Global Perspectives and DFA World Equity, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolio utilized the line of credit during the six months ended June 30, 2015 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
DFA World Equity	9	$1,023,667	1.12%

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Perspectives
Class ADV
6/30/2015	486,389	—	—	(2,444,526)	(1,958,137)	5,414,819	—	—	(27,322,887)	(21,908,068)
12/31/2014	580,925	18,334,406	6,817	(3,168,135)	15,754,013	6,256,883	193,055,601	75,194	(34,279,048)	165,108,630
Class I
6/30/2015	112,259	—	—	(24,322)	87,937	1,263,372	—	—	(275,365)	988,007
12/31/2014	117,252	—	17	(9,622)	107,647	1,290,116	—	194	(104,354)	1,185,956
Class S
6/30/2015	18	—	—	(18)	—	200	—	—	(200)	—
12/31/2014	—	—	—*	—	—*	—	—	5	—	5
DFA World Equity
Class ADV
6/30/2015	64,060	—	—	(65,699)	(1,639)	699,100	—	—	(717,743)	(18,643)
12/31/2014	160,746	—	6,167	(100,261)	66,652	1,722,266	—	68,201	(1,088,799)	701,668
Class I
6/30/2015	26,591	—	—	(29,176)	(2,585)	297,297	—	—	(329,195)	(31,898)
12/31/2014	127,902	—	5,743	(66,640)	67,005	1,424,320	—	65,013	(709,439)	779,894
Class S
6/30/2015	410,422	—	—	(1,726,389)	(1,315,967)	4,590,034	—	—	(19,207,941)	(14,617,907)
12/31/2014	1,058,417	—	252,192	(2,188,666)	(878,057)	11,673,345	—	2,849,765	(23,915,218)	(9,392,108)
Franklin Templeton Founding Strategy
Class ADV
6/30/2015	151,753	—	—	(113,278)	38,475	1,672,061	—	—	(1,237,677)	434,384
12/31/2014	338,716	—	26,128	(157,130)	207,714	3,714,369	—	292,108	(1,723,458)	2,283,019
Class I
6/30/2015	87,639	—	—	(22,108)	65,531	978,325	—	—	(250,513)	727,812
12/31/2014	107,006	—	6,141	(69,614)	43,533	1,176,566	—	70,251	(772,233)	474,584
Class S
6/30/2015	172,325	—	—	(6,518,450)	(6,346,125)	1,955,501	—	—	(73,021,156)	(71,065,655)
12/31/2014	1,672,526	—	1,852,021	(9,311,678)	(5,787,131)	18,737,424	—	21,094,524	(103,638,792)	(63,806,844)

*	Share amount is less than 0.500.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:

	Ordinary Income	Long-term Capital Gains
Global Perspectives	$73,409	$1,984
DFA World Equity	2,982,979	—
Franklin Templeton Founding Strategy	21,456,883	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Global Perspectives	$4,735,260	$6,298,254	$(2,771,250)	$—	—
DFA World Equity	3,576,234	—	35,868,503	(23,488,693)	2016
Franklin Templeton Founding Strategy	18,039,642	—	144,409,641	(219,734)	2017
				(22,486,704)	2018
				$(22,706,438)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Advisers or sub-advisers. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — REORGANIZATIONS

On March 14, 2014, Global Perspectives (“Acquiring Portfolio”) acquired all of the net assets of ING American Funds World Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on February 27, 2014. The transaction was intended to, among other things, enhance the efficiency and reduce the complexity of the ING Funds Complex. In support of its proposal, the Investment Adviser noted that shareholders of the Acquired Portfolio were expected to benefit from a reduction in net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:

Net investment income	$3,004,392
Net realized and unrealized gain on investments	$4,089,558
Net increase in net assets resulting from operations	$7,093,950

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$193,056	$25,104	$—	$(81,520)	0.9423

The net assets of the Acquiring Portfolio after the acquisition were $218,160,194.

NOTE 14 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Advisers to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the investment advisers and sub-advisers, if applicable, provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Portfolios approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Advisers or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Advisers represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Advisers and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2015, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Perspectives
Class ADV	$0.2627	$0.0282	$0.3875	July 15, 2015	July 13, 2015
Class I	$0.2963	$0.0282	$0.3875	July 15, 2015	July 13, 2015
Class S	$0.2690	$0.0282	$0.3875	July 15, 2015	July 13, 2015

DFA World Equity
Class ADV	$0.2007	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.2601	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.2290	$—	$—	July 15, 2015	July 13, 2015
Class ADV	$0.0398	$—	$1.0794	August 14, 2015	August 12, 2015
Class I	$0.0812	$—	$1.0794	August 14, 2015	August 12, 2015
Class S	$0.0638	$—	$1.0794	August 14, 2015	August 12, 2015

Franklin Templeton Founding Strategy
Class ADV	$0.2118	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.2729	$—	$—	July 15, 2015	July 13, 2015
Class S	$0.2410	$—	$—	July 15, 2015	July 13, 2015
Class ADV	$0.4172	$—	$1.2832	August 14, 2015	August 12, 2015
Class I	$0.4587	$—	$1.2832	August 14, 2015	August 12, 2015
Class S	$0.4409	$—	$1.2832	August 14, 2015	August 12, 2015

Reorganizations: On March 12, 2015, the Board approved two proposals to reorganize DFA World Equity with and into Voya Global Value Advantage Portfolio, which is not included in this report, and Franklin Templeton Founding Strategy with and into Voya Solution Moderately Aggressive Portfolio, which is not included in this report (the “Reorganizations”). The proposed Reorganizations were approved by shareholders of DFA World Equity and Franklin Templeton Founding Strategy, respectively, at shareholder meetings held on July 28, 2015. The Reorganizations took place on the close of business August 14, 2015.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

VOYA GLOBAL PERSPECTIVES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,711,565	Voya Emerging Markets Index Portfolio — Class I	$18,399,326	10.2
1,809,006	Voya Global Bond Fund — Class R6	17,981,519	9.9
2,096,577	Voya GNMA Income Fund — Class I	18,093,462	10.0
1,794,942	Voya High Yield Portfolio — Class I	18,182,767	10.1
808,968	Voya Index Plus LargeCap Portfolio — Class I	18,120,873	10.0
1,861,086	Voya International Index Portfolio — Class I	17,996,704	9.9
1,153,253	Voya MidCap Opportunities Portfolio — Class I	18,140,664	10.0
864,347	Voya Small Company Portfolio — Class I	18,134,006	10.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,696,920	Voya U.S. Bond Index Portfolio — Class I	$18,055,230	10.0
1,521,045	VY® Clarion Global Real Estate Portfolio — Class I	18,100,437	10.0

	Total Mutual Funds (Cost $184,952,876)	181,204,988	100.1
	Liabilities in Excess of Other Assets	(146,750)	(0.1)
	Net Assets	$181,058,238	100.0

Cost for federal income tax purposes is $185,552,122.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,154,845
Gross Unrealized Depreciation	(5,501,979)
Net Unrealized Depreciation	$(4,347,134)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$181,204,988	$—	$—	$181,204,988
Total Investments, at fair value	$181,204,988	$—	$—	$181,204,988

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$18,953,435	$2,051,193	$(2,651,986)	$46,684	$18,399,326	$397,195	$160,858	$—
Voya Global Bond Fund — Class R6	19,845,384	1,382,701	(2,864,107)	(382,459)	17,981,519	—	(119,669)	—
Voya GNMA Income Fund — Class I	20,139,247	1,141,076	(3,124,140)	(62,721)	18,093,462	255,190	11,252	—
Voya High Yield Portfolio — Class I	19,835,292	1,385,236	(3,235,181)	197,420	18,182,767	584,327	(145,151)	—
Voya Index Plus LargeCap Portfolio — Class I	19,965,853	1,190,733	(2,965,967)	(69,746)	18,120,873	300,457	36,640	—
Voya International Index Portfolio — Class I	19,274,607	1,563,349	(3,498,520)	657,268	17,996,704	569,777	(3,100)	—

See Accompanying Notes to Financial Statements

22

VOYA GLOBAL PERSPECTIVES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya MidCap Opportunities Portfolio — Class I	$20,146,343	$771,227	$(3,739,535)	$962,629	$18,140,664	$—	$(213,332)	$—
Voya Small Company Portfolio — Class I	20,320,885	3,437,257	(4,279,163)	(1,344,973)	18,134,006	92,127	(351,872)	2,661,068
Voya U.S. Bond Index Portfolio — Class I	20,208,739	1,178,074	(3,068,700)	(262,883)	18,055,230	121,063	71,603	40,496
VY® Clarion Global Real Estate Portfolio — Class I	20,303,181	2,517,669	(3,660,909)	(1,059,504)	18,100,437	—	545,465	—
	$198,992,966	$16,618,515	$(33,088,208)	$(1,318,285)	$181,204,988	$2,320,136	$(7,307)	$2,701,565

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

23

VY® DFA WORLD EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 99.5%
795,619	DFA Emerging Markets Core Equity Portfolio	$15,347,496	8.7
973,602	DFA International Real Estate Securities Portfolio	5,091,937	2.9
1,378,193	DFA International Vector Equity Portfolio	15,683,835	8.9
1,854,953	DFA Large Cap International Portfolio	39,900,032	22.7
1,260,038	DFA U.S. Core Equity 1 Portfolio	22,945,289	13.0
1,733,582	DFA U.S. Large Company Portfolio	28,222,723	16.1
277,145	DFA U.S. Small Cap Portfolio	8,973,951	5.1
729,597	VA International Small Portfolio	8,828,118	5.0
974,494	VA International Value Portfolio	12,151,936	6.9
382,972	VA U.S. Large Value Portfolio	8,915,591	5.1
470,488	VA U.S. Targeted Value Portfolio	8,896,920	5.1

	Total Mutual Funds (Cost $135,977,124)	174,957,828	99.5

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,351,885	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,351,885)	$1,351,885	0.8

	Total Short-Term Investments (Cost $1,351,885)	1,351,885	0.8

	Total Investments in Securities (Cost $137,329,009)	$176,309,713	100.3
	Liabilities in Excess of Other Assets	(510,876)	(0.3)
	Net Assets	$175,798,837	100.0

††	Rate shown is the 7-day yield as of June 30, 2015.

Cost for federal income tax purposes is $137,985,045.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$39,497,423
Gross Unrealized Depreciation	(1,172,755)
Net Unrealized Appreciation	$38,324,668

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$174,957,828	$—	$—	$174,957,828
Short-Term Investments	1,351,885	—	—	1,351,885
Total Investments, at fair value	$176,309,713	$—	$—	$176,309,713

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

24

VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
24,581,477	VY® Franklin Income Portfolio — Class I	$278,262,315	33.4
23,416,059	VY® Franklin Mutual Shares Portfolio — Class I	277,948,621	33.4
17,724,210	VY® Templeton Global Growth Portfolio — Class I	276,143,198	33.2

	Total Mutual Funds (Cost $620,851,646)	832,354,134	100.0
	Liabilities in Excess of Other Assets	(374,388)	—
	Net Assets	$831,979,746	100.0

Cost for federal income tax purposes is $709,095,392.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$123,258,742
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$123,258,742

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$832,354,134	$—	$—	$832,354,134
Total Investments, at fair value	$832,354,134	$—	$—	$832,354,134

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Franklin Income Portfolio — Class I	$299,720,174	$9,398,637	$(18,353,571)	$(12,502,925)	$278,262,315	$—	$9,889,600	$—
VY® Franklin Mutual Shares Portfolio — Class I	299,138,420	4,617,546	(22,190,481)	(3,616,864)	277,948,621	—	10,106,049	—
VY® Templeton Global Growth Portfolio — Class I	296,751,644	8,289,282	(16,310,863)	(12,586,865)	276,143,198	—	16,786,196	—
	$895,610,238	$22,305,465	$(56,854,915)	$(28,706,654)	$832,354,134	$—	$36,781,845	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

25

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of Voya Investors Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of Voya Global Perspectives Portfolio, VY® DFA World Equity Portfolio, and VY® Franklin Templeton Founding Strategy Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Trust, approved amending and restating the Investment Management Agreements between the Trust, on behalf of the Portfolios, and Voya Investments, LLC or Directed Services LLC (each an “Adviser” and together, the “Advisers”), as applicable, so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Advisers provide to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Advisers and their affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

26

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Investment Advisers
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT  |  INVESTMENTS  |  INSURANCE

voyainvestments.com

    VPSAR-VITFOFAIS     (0615-082415)

Semi-Annual Report

June 30, 2015

Classes ADV and I

Voya Investors Trust

■  Voya Retirement Conservative Portfolio

■  Voya Retirement Growth Portfolio

■  Voya Retirement Moderate Portfolio

■  Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	19
Advisory Contract Approval Discussion	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,002.10	0.51%	$2.53	$1,000.00	$1,022.27	0.51%	$2.56
Class I	1,000.00	1,002.10	0.26	1.29	1,000.00	3,350.52	0.26	1.30
Voya Retirement Growth Portfolio
Class ADV	1,000.00	1,017.60	0.68%	3.40	1,000.00	1,021.42	0.68%	3.41
Class I	1,000.00	1,019.70	0.26	1.30	1,000.00	3,350.52	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	1,000.00	1,009.50	0.60%	2.99	1,000.00	1,021.82	0.60%	3.01
Class I	1,000.00	1,010.90	0.26	1.30	1,000.00	3,350.52	0.26	1.30
Voya Retirement Moderate Growth Portfolio
Class ADV	1,000.00	1,014.00	0.65%	3.25	1,000.00	1,021.57	0.65%	3.26
Class I	1,000.00	1,015.60	0.26	1.30	1,000.00	3,350.52	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015, (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$494,729,223	$4,069,181,824	$1,533,522,143	$2,812,224,244
Receivables:
Investments in affiliated underlying funds sold	700,901	1,900,490	588,721	275,491
Fund shares sold	146,346	22,708	318,889	68,402
Dividends	124	12,324	3,142	6,530
Prepaid expenses	2,006	16,224	6,227	11,068
Other assets	7,506	98,369	35,279	63,826
Total assets	495,586,106	4,071,231,939	1,534,474,401	2,812,649,561

LIABILITIES:
Payable for fund shares redeemed	840,634	1,868,938	887,087	306,255
Payable for investment management fees	98,456	818,307	306,555	564,471
Payable for distribution and shareholder service fees	103,380	1,430,191	430,330	908,316
Payable to trustees under the deferred compensation plan (Note 6)	7,506	98,369	35,279	63,826
Payable for trustee fees	5,958	42,110	16,845	27,030
Other accrued expenses and liabilities	48,992	323,509	139,649	216,013
Total liabilities	1,104,926	4,581,424	1,815,745	2,085,911
NET ASSETS	$494,481,180	$4,066,650,515	$1,532,658,656	$2,810,563,650

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$414,181,201	$3,545,786,743	$1,277,112,274	$2,294,281,635
Undistributed net investment income	9,901,475	105,520,425	25,026,891	67,670,837
Accumulated net realized gain (loss)	18,936,020	(92,396,110)	137,234,495	155,601,779
Net unrealized appreciation	51,462,484	507,739,457	93,284,996	293,009,399
NET ASSETS	$494,481,180	$4,066,650,515	$1,532,658,656	$2,810,563,650
____________________
* Cost of investments in affiliated underlying funds	$443,266,739	$3,561,442,367	$1,440,237,147	$2,519,214,845

Class ADV
Net assets	$494,480,214	$4,014,240,093	$1,512,859,974	$2,787,260,233
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	52,709,839	289,365,686	118,185,606	203,031,858
Net asset value and redemption price per share	$9.38	$13.87	$12.80	$13.73

Class I
Net assets	$966	$52,410,422	$19,798,682	$23,303,417
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	3,745,112	1,527,448	1,699,257
Net asset value and redemption price per share	$9.54	$13.99	$12.96	$13.71

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,790,977	$54,445,396	$16,778,060	$32,985,660
Total investment income	3,790,977	54,445,396	16,778,060	32,985,660

EXPENSES:
Investment management fees(1)	443,715	3,667,392	1,382,090	2,536,003
Distribution and shareholder service fees:
Class ADV	1,283,285	10,458,683	3,945,127	7,265,115
Transfer agent fees	238	2,043	766	1,427
Administrative service fees(1)	172,260	1,415,421	535,913	980,497
Shareholder reporting expense	7,103	61,680	18,888	35,710
Professional fees	11,318	74,210	27,142	39,706
Custody and accounting expense	18,671	178,466	62,953	116,679
Trustee fees	8,302	78,490	28,737	53,185
Miscellaneous expense	12,920	94,357	33,490	59,686
Interest expense	—	351	—	36
Total expenses	1,957,812	16,031,093	6,035,106	11,088,044
Net waived and reimbursed fees	(636,508)	(1,570,872)	(1,252,173)	(1,607,027)
Net expenses	1,321,304	14,460,221	4,782,933	9,481,017
Net investment income	2,469,673	39,985,175	11,995,127	23,504,643

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	3,032,193	82,173,128	17,825,274	47,037,624
Sale of affiliated underlying funds	2,998,449	74,073,421	16,919,304	46,015,980
Net realized gain	6,030,642	156,246,549	34,744,578	93,053,604
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,973,455)	(116,446,459)	(29,562,385)	(72,927,156)
Net change in unrealized appreciation (depreciation)	(6,973,455)	(116,446,459)	(29,562,385)	(72,927,156)
Net realized and unrealized gain (loss)	(942,813)	39,800,090	5,182,193	20,126,448
Increase in net assets resulting from operations	$1,526,860	$79,785,265	$17,177,320	$43,631,091

(1)	Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,469,673	$7,042,345	$39,985,175	$55,616,594
Net realized gain	6,030,642	18,116,784	156,246,549	421,241,497
Net change in unrealized appreciation (depreciation)	(6,973,455)	6,953,472	(116,446,459)	(236,789,416)
Increase in net assets resulting from operations	1,526,860	32,112,601	79,785,265	240,068,675

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(16,495,554)	—	(73,971,544)
Class I	—	(33)	—	(1,053,342)
Net realized gains:
Class ADV	—	(19,690,037)	—	—
Class I	—	(36)	—	—
Total distributions	—	(36,185,660)	—	(75,024,886)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,033,301	46,371,377	7,120,734	16,197,125
Reinvestment of distributions	—	36,185,592	—	75,024,886
	16,033,301	82,556,969	7,120,734	91,222,011
Cost of shares redeemed	(46,601,440)	(130,528,751)	(338,141,900)	(689,077,592)
Net decrease in net assets resulting from capital share transactions	(30,568,139)	(47,971,782)	(331,021,166)	(597,855,581)
Net decrease in net assets	(29,041,279)	(52,044,841)	(251,235,901)	(432,811,792)

NET ASSETS:
Beginning of year or period	523,522,459	575,567,300	4,317,886,416	4,750,698,208
End of year or period	$494,481,180	$523,522,459	$4,066,650,515	$4,317,886,416
Undistributed net investment income at end of year or period	$9,901,475	$7,431,802	$105,520,425	$65,535,250

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$11,995,127	$22,094,481	$23,504,643	$38,610,061
Net realized gain	34,744,578	113,489,089	93,053,604	245,783,271
Net change in unrealized appreciation (depreciation)	(29,562,385)	(45,842,336)	(72,927,156)	(110,424,897)
Increase in net assets resulting from operations	17,177,320	89,741,234	43,631,091	173,968,435

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(49,745,063)	—	(49,969,783)
Class I	—	(721,265)	—	(502,684)
Total distributions	—	(50,466,328)	—	(50,472,467)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,986,647	27,728,176	47,342,430	20,558,714
Reinvestment of distributions	—	50,466,328	—	50,472,467
	8,986,647	78,194,504	47,342,430	71,031,181
Cost of shares redeemed	(136,503,717)	(282,426,214)	(235,283,870)	(437,852,366)
Net decrease in net assets resulting from capital share transactions	(127,517,070)	(204,231,710)	(187,941,440)	(366,821,185)
Net decrease in net assets	(110,339,750)	(164,956,804)	(144,310,349)	(243,325,217)

NET ASSETS:
Beginning of year or period	1,642,998,406	1,807,955,210	2,954,873,999	3,198,199,216
End of year or period	$1,532,658,656	$1,642,998,406	$2,810,563,650	$2,954,873,999
Undistributed net investment income at end of year or period	$25,026,891	$13,031,764	$67,670,837	$44,166,194

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-15	9.36	0.05	•	(0.03)	0.02	—	—	—	—	—	9.38	0.21	0.76	0.51	0.51	0.97	494,480	3
12-31-14	9.46	0.12	•	0.43	0.55	0.30	0.35	—	0.65	—	9.36	5.88	0.77	0.52	0.52	1.28	523,521	13
12-31-13	9.48	0.09	•	0.32	0.41	0.31	0.12	—	0.43	—	9.46	4.37	0.77	0.52	0.52	0.98	575,566	26
12-31-12	9.18	0.13		0.58	0.71	0.29	0.12	—	0.41	—	9.48	7.92	0.76	0.48	0.48	1.43	679,513	21
12-31-11	8.96	0.17	•	0.29	0.46	0.16	0.08	—	0.24	—	9.18	5.18	0.76	0.41	0.41	1.90	621,792	47
12-31-10	8.34	0.13		0.52	0.65	0.02	0.01	—	0.03	—	8.96	7.86	0.77	0.42	0.42	1.55	514,521	44
Class I
06-30-15	9.52	0.06	•	(0.04)	0.02	—	—	—	—	—	9.54	0.21	0.26	0.26	0.26	1.21	1	3
12-31-14	9.62	0.16		0.42	0.58	0.33	0.35	—	0.68	—	9.52	6.09	0.27	0.27	0.27	1.61	1	13
12-31-13	9.65	0.13		0.29	0.42	0.33	0.12	—	0.45	—	9.62	4.45	0.27	0.27	0.27	1.35	1	26
12-31-12	9.33	0.16		0.59	0.75	0.31	0.12	—	0.43	—	9.65	8.24	0.26	0.23	0.23	1.69	1	21
12-31-11	9.08	0.20		0.30	0.50	0.17	0.08	—	0.25	—	9.33	5.63	0.26	0.16	0.16	2.21	1	47
12-31-10	8.42	0.16		0.53	0.69	0.02	0.01	—	0.03	—	9.08	8.23	0.27	0.17	0.17	1.88	1	44
Voya Retirement Growth Portfolio
Class ADV
06-30-15	13.63	0.13	•	0.11	0.24	—	—	—	—	—	13.87	1.76	0.76	0.68	0.68	1.89	4,014,240	4
12-31-14	13.15	0.16	•	0.54	0.70	0.22	—	—	0.22	—	13.63	5.33	0.76	0.68	0.68	1.21	4,266,570	11
12-31-13	11.29	0.17	•	1.92	2.09	0.23	—	—	0.23	—	13.15	18.66	0.76	0.68	0.68	1.39	4,698,281	21
12-31-12	10.24	0.16	•	1.15	1.31	0.26	—	—	0.26	—	11.29	12.98	0.76	0.65	0.65	1.46	4,372,787	13
12-31-11	10.45	0.16		(0.28)	(0.12)	0.09	—	—	0.09	—	10.24	(1.22)	0.77	0.59	0.59	1.41	4,268,746	30
12-31-10	9.40	0.08		1.01	1.09	0.04	—	—	0.04	—	10.45	11.61	0.77	0.59	0.59	0.76	4,777,758	27
Class I
06-30-15	13.72	0.16	•	0.11	0.27	—	—	—	—	—	13.99	1.97	0.26	0.26	0.26	2.34	52,410	4
12-31-14	13.24	0.22	•	0.54	0.76	0.28	—	—	0.28	—	13.72	5.73	0.26	0.26	0.26	1.65	51,316	11
12-31-13	11.36	0.23	•	1.93	2.16	0.28	—	—	0.28	—	13.24	19.21	0.26	0.26	0.26	1.83	52,418	21
12-31-12	10.31	0.21	•	1.15	1.36	0.31	—	—	0.31	—	11.36	13.41	0.26	0.23	0.23	1.92	46,196	13
12-31-11	10.51	0.21		(0.28)	(0.07)	0.13	—	—	0.13	—	10.31	(0.71)	0.27	0.17	0.17	1.83	41,867	30
12-31-10	9.42	0.12		1.01	1.13	0.04	—	—	0.04	—	10.51	12.11	0.27	0.17	0.17	1.18	46,200	27
Voya Retirement Moderate Portfolio
Class ADV
06-30-15	12.68	0.10	•	0.02	0.12	—	—	—	—	—	12.80	0.95	0.76	0.60	0.60	1.50	1,512,860	3
12-31-14	12.40	0.16	•	0.49	0.65	0.37	—	—	0.37	—	12.68	5.24	0.76	0.60	0.60	1.26	1,621,085	10
12-31-13	11.58	0.14	•	1.01	1.15	0.33	—	—	0.33	—	12.40	10.05	0.76	0.60	0.60	1.17	1,786,063	20
12-31-12	10.85	0.16	•	0.93	1.09	0.36	—	—	0.36	—	11.58	10.22	0.76	0.56	0.56	1.44	1,793,065	14
12-31-11	10.77	0.18	•	0.05	0.23	0.15	—	—	0.15	—	10.85	2.13	0.76	0.50	0.50	1.67	1,794,716	32
12-31-10	9.89	0.13		0.81	0.94	0.06	—	—	0.06	—	10.77	9.53	0.76	0.50	0.50	1.17	1,927,855	29
Class I
06-30-15	12.82	0.12	•	0.02	0.14	—	—	—	—	—	12.96	1.09	0.26	0.26	0.26	1.82	19,799	3
12-31-14	12.53	0.21		0.50	0.71	0.42	—	—	0.42	—	12.82	5.64	0.26	0.26	0.26	1.62	21,914	10
12-31-13	11.71	0.19	•	1.00	1.19	0.37	—	—	0.37	—	12.53	10.32	0.26	0.26	0.26	1.54	21,892	20
12-31-12	10.97	0.21		0.93	1.14	0.40	—	—	0.40	—	11.71	10.60	0.26	0.22	0.22	1.80	22,058	14
12-31-11	10.87	0.22		0.07	0.29	0.19	—	—	0.19	—	10.97	2.64	0.26	0.16	0.16	2.05	20,588	32
12-31-10	9.97	0.15		0.81	0.96	0.06	—	—	0.06	—	10.87	9.73	0.26	0.16	0.16	1.55	19,549	29
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-15	13.54	0.11	•	0.08	0.19	—	—	—	—	—	13.73	1.40	0.76	0.65	0.65	1.60	2,787,260	5
12-31-14	13.02	0.16	•	0.58	0.74	0.22	—	—	0.22	—	13.54	5.68	0.76	0.65	0.65	1.24	2,930,279	11
12-31-13	11.49	0.17	•	1.62	1.79	0.26	—	—	0.26	—	13.02	15.73	0.76	0.65	0.65	1.39	3,173,203	21
12-31-12	10.57	0.17	•	1.04	1.21	0.29	—	—	0.29	—	11.49	11.60	0.76	0.61	0.61	1.51	3,001,884	13
12-31-11	10.67	0.16	•	(0.15)	0.01	0.11	—	—	0.11	—	10.57	0.08	0.76	0.55	0.55	1.49	2,994,517	31
12-31-10	9.66	0.10		0.96	1.06	0.05	—	—	0.05	—	10.67	11.00	0.76	0.55	0.55	0.98	3,322,658	28

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio (continued)
Class I
06-30-15	13.50	0.13	•	0.08	0.21	—	—	—	—	—	13.71	1.56	0.26	0.26	0.26	1.96	23,303	5
12-31-14	12.98	0.23		0.56	0.79	0.27	—	—	0.27	—	13.50	6.11	0.26	0.26	0.26	1.65	24,595	11
12-31-13	11.46	0.22	•	1.61	1.83	0.31	—	—	0.31	—	12.98	16.13	0.26	0.26	0.26	1.79	24,996	21
12-31-12	10.54	0.21	•	1.04	1.25	0.33	—	—	0.33	—	11.46	12.11	0.26	0.22	0.22	1.90	21,479	13
12-31-11	10.64	0.21		(0.16)	0.05	0.15	—	—	0.15	—	10.54	0.46	0.26	0.16	0.16	1.90	21,216	31
12-31-10	9.61	0.14		0.94	1.08	0.05	—	—	0.05	—	10.64	11.35	0.26	0.16	0.16	1.40	22,550	28

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-eight active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Adviser Class (“Class ADV”) and Institutional Class (“Class I”) shares. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are are generally considered to be Level 2 securities under

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2015, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$17,757,924	$45,870,592
Growth	176,151,044	467,309,308
Moderate	51,126,477	166,712,149
Moderate Growth	146,433,729	310,964,133

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a fee, computed daily and payable monthly, based on: 0.14% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.24% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statement of Operations.

Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust	Conservative	15.14%
Company

Voya Insurance and	Conservative	81.22
Annuity Company	Growth	94.94
	Moderate	90.23
	Moderate Growth	93.58

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.010% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2015.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2015	1,691,360	—	—	(4,911,738)	(3,220,378)	16,033,301	—	—	(46,601,440)	(30,568,139)
12/31/2014	4,925,244	—	3,903,516	(13,771,824)	(4,943,064)	46,371,377	—	36,185,591	(130,528,751)	(47,971,783)
Class I
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	—*	—	—*	—	—	1	—	1
Growth
Class ADV
6/30/2015	370,048	—	—	(24,015,580)	(23,645,532)	5,186,672	—	—	(336,292,325)	(331,105,653)
12/31/2014	1,046,553	—	5,423,134	(50,703,392)	(44,233,705)	13,969,410	—	73,971,544	(682,842,229)	(594,901,275)
Class I
6/30/2015	137,276	—	—	(132,027)	5,249	1,934,062	—	—	(1,849,575)	84,487
12/31/2014	166,057	—	76,886	(463,244)	(220,301)	2,227,715	—	1,053,342	(6,235,363)	(2,954,306)
Moderate
Class ADV
6/30/2015	670,464	—	—	(10,348,043)	(9,677,579)	8,680,808	—	—	(133,839,139)	(125,158,331)
12/31/2014	1,981,824	—	3,929,310	(22,074,820)	(16,163,686)	24,954,689	—	49,745,062	(278,444,233)	(203,744,482)

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Moderate (continued)
Class I
6/30/2015	23,277	—	—	(205,667)	(182,390)	305,839	—	—	(2,664,578)	(2,358,739)
12/31/2014	217,076	—	56,437	(310,433)	(36,920)	2,773,487	—	721,266	(3,981,981)	(487,228)
Moderate Growth
Class ADV
6/30/2015	3,412,330	—	—	(16,733,291)	(13,320,961)	45,987,513	—	—	(232,230,357)	(186,242,844)
12/31/2014	1,413,908	—	3,714,613	(32,538,966)	(27,410,445)	18,829,488	—	49,969,783	(434,212,205)	(365,412,934)
Class I
6/30/2015	98,553	—	—	(220,710)	(122,157)	1,354,917	—	—	(3,053,513)	(1,698,596)
12/31/2014	130,002	—	37,484	(272,081)	(104,595)	1,729,226	—	502,684	(3,640,161)	(1,408,251)

*	Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$17,892,480	$18,293,180
Growth	75,024,886	—
Moderate	50,466,328	—
Moderate Growth	50,472,467	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards		Expiration
Conservative	$8,328,444	$17,172,864	$53,276,728	$—		—
Growth	65,623,467	—	596,916,797	(221,373,540	)*	2016
Moderate	13,057,610	108,838,407	116,498,891	—		—
Moderate Growth	44,213,976	75,336,019	353,148,711	—		—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investing in foreign (non-U.S.) securities may result in the Portfolios or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

NOTE 12 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2015, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1406	$0.0169	$0.3247	July 15, 2015	July 13, 2015
Class I	$0.1668	$0.0169	$0.3247	July 15, 2015	July 13, 2015
Growth
Class ADV	$0.2240	$—	$—	July 15, 2015	July 13, 2015
Class I	$0.2910	$—	$—	July 15, 2015	July 13, 2015
Moderate
Class ADV	$0.1090	$—	$0.9133	July 15, 2015	July 13, 2015
Class I	$0.1590	$—	$0.9133	July 15, 2015	July 13, 2015
Moderate Growth
Class ADV	$0.2168	$—	$0.3702	July 15, 2015	July 13, 2015
Class I	$0.2763	$—	$0.3702	July 15, 2015	July 13, 2015

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
296,200	Voya Australia Index Portfolio — Class I	$2,511,779	0.5
549,239	Voya Euro STOXX 50® Index Portfolio — Class I	5,777,993	1.2
503,924	Voya FTSE 100 Index® Portfolio — Class I	5,351,676	1.1
61,330	Voya Hang Seng Index Portfolio — Class I	970,240	0.2
421,617	Voya Japan TOPIX Index Portfolio — Class I	4,751,624	1.0
1,818,570	Voya RussellTM Mid Cap Index Portfolio — Class I	29,333,535	5.9
21,945,892	Voya U.S. Bond Index Portfolio — Class I	233,504,293	47.2

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
6,590,881	Voya U.S. Stock Index Portfolio — Class I	$97,808,676	19.8
12,113,982	VY® BlackRock Inflation Protected Bond Portfolio — Class I	114,719,407	23.2

	Total Mutual Funds (Cost $443,266,739)	494,729,223	100.1
	Liabilities in Excess of Other Assets	(248,043)	(0.1)
	Net Assets	$494,481,180	100.0

Cost for federal income tax purposes is $448,235,983.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$55,936,247
Gross Unrealized Depreciation	(9,443,007)
Net Unrealized Appreciation	$46,493,240

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$494,729,223	$—	$—	$494,729,223
Total Investments, at fair value	$494,729,223	$—	$—	$494,729,223

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$2,679,261	$235,834	$(205,200)	$(198,116)	$2,511,779	$138,638	$645	$—
Voya Euro STOXX 50® Index Portfolio — Class I	6,126,570	288,460	(665,886)	28,849	5,777,993	196,615	132	—
Voya FTSE 100 Index® Portfolio — Class I	5,794,206	629,771	(722,777)	(349,524)	5,351,676	389,778	(24,537)	154,270
Voya Hang Seng Index Portfolio — Class I	1,036,173	48,245	(175,434)	61,256	970,240	32,937	47,854	—
Voya Japan TOPIX Index Portfolio — Class I	4,939,349	191,076	(896,046)	517,245	4,751,624	58,920	122,964	58,681
Voya RussellTM Mid Cap Index Portfolio — Class I	30,908,759	3,143,603	(2,528,720)	(2,190,107)	29,333,535	374,131	219,253	2,310,249
Voya U.S. Bond Index Portfolio — Class I	247,214,271	7,498,046	(18,464,604)	(2,743,420)	233,504,293	1,520,738	140,584	508,993

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$104,606,692	$1,530,745	$(6,595,735)	$(1,733,026)	$97,808,676	$—	$2,972,435	$—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	120,479,423	4,192,144	(9,585,548)	(366,612)	114,719,407	1,079,220	(480,881)	—
	$523,784,704	$17,757,924	$(39,839,950)	$(6,973,455)	$494,729,223	$3,790,977	$2,998,449	$3,032,193

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
11,677,114	Voya Australia Index Portfolio — Class I	$99,021,930	2.4
22,471,782	Voya Emerging Markets Index Portfolio — Class I	241,571,655	5.9
21,642,682	Voya Euro STOXX 50® Index Portfolio — Class I	227,681,019	5.6
19,870,963	Voya FTSE 100 Index® Portfolio — Class I	211,029,622	5.2
2,414,154	Voya Hang Seng Index Portfolio — Class I	38,191,915	0.9
16,623,586	Voya Japan TOPIX Index Portfolio — Class I	187,347,819	4.6
40,202,801	Voya RussellTM Mid Cap Index Portfolio — Class I	648,471,178	16.0
15,947,920	Voya RussellTM Small Cap Index Portfolio — Class I	248,947,032	6.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
96,861,732	Voya U.S. Bond Index Portfolio — Class I	$1,030,608,828	25.4
76,570,810	Voya U.S. Stock Index Portfolio — Class I	1,136,310,826	28.0

	Total Mutual Funds (Cost $3,561,442,367)	4,069,181,824	100.1
	Liabilities in Excess of Other Assets	(2,531,309)	(0.1)
	Net Assets	$4,066,650,515	100.0

Cost for federal income tax purposes is $3,586,600,075.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$575,776,737
Gross Unrealized Depreciation	(93,194,988)
Net Unrealized Appreciation	$482,581,749

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$4,069,181,824	$—	$—	$4,069,181,824
Total Investments, at fair value	$4,069,181,824	$—	$—	$4,069,181,824

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$105,683,958	$9,470,205	$(8,860,709)	$(7,271,524)	$99,021,930	$5,395,291	$(444,956)	$—
Voya Emerging Markets Index Portfolio — Class I	259,284,901	5,282,219	(26,825,233)	3,829,768	241,571,655	5,211,588	(978,333)	—
Voya Euro STOXX 50® Index Portfolio — Class I	241,681,142	7,717,840	(18,736,158)	(2,981,805)	227,681,019	7,650,740	4,089,219	—
Voya FTSE 100 Index® Portfolio — Class I	228,559,753	21,236,328	(24,980,105)	(13,786,354)	211,029,622	15,169,675	(853,190)	6,004,026
Voya Hang Seng Index Portfolio — Class I	40,873,943	1,293,945	(7,204,030)	3,228,057	38,191,915	1,282,761	1,041,538	—
Voya Japan TOPIX Index Portfolio — Class I	194,836,492	4,630,804	(34,342,687)	22,223,210	187,347,819	2,293,223	2,738,429	2,283,901
Voya RussellTM Mid Cap Index Portfolio — Class I	684,450,652	62,613,534	(27,746,154)	(70,846,854)	648,471,178	8,172,355	27,622,168	50,464,102

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$257,266,027	$26,189,145	$(12,557,100)	$(21,951,040)	$248,947,032	$2,632,655	$9,470,029	$21,202,302
Voya U.S. Bond Index Portfolio — Class I	1,091,903,732	35,436,202	(85,646,167)	(11,084,939)	1,030,608,828	6,637,108	(213,099)	2,218,797
Voya U.S. Stock Index Portfolio — Class I	1,215,999,398	2,280,822	(64,164,416)	(17,804,978)	1,136,310,826	—	31,601,616	—
	$4,320,539,998	$176,151,044	$(311,062,759)	$(116,446,459)	$4,069,181,824	$54,445,396	$74,073,421	$82,173,128

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,765,741	Voya Australia Index Portfolio — Class I	$23,453,480	1.5
5,617,612	Voya Emerging Markets Index Portfolio — Class I	60,389,328	3.9
5,129,229	Voya Euro STOXX 50® Index Portfolio — Class I	53,959,485	3.5
4,705,780	Voya FTSE 100 Index® Portfolio — Class I	49,975,384	3.3
572,689	Voya Hang Seng Index Portfolio — Class I	9,059,938	0.6
3,937,024	Voya Japan TOPIX Index Portfolio — Class I	44,370,262	2.9
9,434,217	Voya RussellTM Mid Cap Index Portfolio — Class I	152,173,925	9.9
2,005,903	Voya RussellTM Small Cap Index Portfolio — Class I	31,312,151	2.1
53,771,499	Voya U.S. Bond Index Portfolio — Class I	572,128,747	37.3

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
22,566,573	Voya U.S. Stock Index Portfolio — Class I	$334,887,942	21.9
21,310,613	VY® BlackRock Inflation Protected Bond Portfolio — Class I	201,811,501	13.2

	Total Mutual Funds (Cost $1,440,237,147)	1,533,522,143	100.1
	Liabilities in Excess of Other Assets	(863,487)	(0.1)
	Net Assets	$1,532,658,656	100.0

Cost for federal income tax purposes is $1,446,569,566.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$133,347,049
Gross Unrealized Depreciation	(46,394,472)
Net Unrealized Appreciation	$86,952,577

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$1,533,522,143	$—	$—	$1,533,522,143
Total Investments, at fair value	$1,533,522,143	$—	$—	$1,533,522,143

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$25,304,893	$2,078,411	$(2,289,483)	$(1,640,341)	$23,453,480	$1,288,873	$(195,257)	$—
Voya Emerging Markets Index Portfolio — Class I	65,534,061	1,389,027	(7,550,616)	1,016,856	60,389,328	1,314,149	(284,947)	—
Voya Euro STOXX 50® Index Portfolio — Class I	57,863,763	1,894,954	(4,748,381)	(1,050,851)	53,959,485	1,827,563	1,323,227	—
Voya FTSE 100 Index® Portfolio — Class I	54,725,470	5,120,737	(7,041,102)	(2,829,721)	49,975,384	3,623,636	(654,859)	1,434,204
Voya Hang Seng Index Portfolio — Class I	9,786,560	317,638	(1,592,061)	547,801	9,059,938	306,406	473,854	—
Voya Japan TOPIX Index Portfolio — Class I	46,650,866	1,147,323	(8,862,106)	5,434,179	44,370,262	547,819	530,590	545,592

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Mid Cap Index Portfolio — Class I	$162,180,040	$14,049,215	$(7,083,827)	$(16,971,503)	$152,173,925	$1,931,995	$6,781,567	$11,930,024
Voya RussellTM Small Cap Index Portfolio — Class I	32,511,540	3,063,845	(1,628,918)	(2,634,316)	31,312,151	331,927	1,055,987	2,673,199
Voya U.S. Bond Index Portfolio — Class I	612,712,263	15,343,855	(49,255,587)	(6,671,784)	572,128,747	3,715,010	415,151	1,242,256
Voya U.S. Stock Index Portfolio — Class I	362,265,410	411,831	(23,599,657)	(4,189,642)	334,887,942	—	8,337,942	—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	214,390,756	6,309,641	(18,315,833)	(573,063)	201,811,501	1,890,682	(863,952)	—
	$1,643,925,622	$51,126,477	$(131,967,571)	$(29,562,385)	$1,533,522,143	$16,778,060	$16,919,304	$17,825,274

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

24

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,358,929	Voya Australia Index Portfolio — Class I	$53,923,719	1.9
12,916,887	Voya Emerging Markets Index Portfolio — Class I	138,856,534	5.0
11,795,712	Voya Euro STOXX 50® Index Portfolio — Class I	124,090,887	4.4
10,820,685	Voya FTSE 100 Index® Portfolio — Class I	114,915,678	4.1
1,314,812	Voya Hang Seng Index Portfolio — Class I	20,800,320	0.8
9,053,094	Voya Japan TOPIX Index Portfolio — Class I	102,028,374	3.6
24,275,167	Voya RussellTM Mid Cap Index Portfolio — Class I	391,558,446	13.9
7,346,234	Voya RussellTM Small Cap Index Portfolio — Class I	114,674,718	4.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
93,547,727	Voya U.S. Bond Index Portfolio — Class I	$995,347,818	35.4
50,945,266	Voya U.S. Stock Index Portfolio — Class I	756,027,750	26.9

	Total Mutual Funds (Cost $2,519,214,845)	2,812,224,244	100.1
	Liabilities in Excess of Other Assets	(1,660,594)	(0.1)
	Net Assets	$2,810,563,650	100.0

Cost for federal income tax purposes is $2,531,611,101.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$336,823,361
Gross Unrealized Depreciation	(56,210,218)
Net Unrealized Appreciation	$280,613,143

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$2,812,224,244	$—	$—	$2,812,224,244
Total Investments, at fair value	$2,812,224,244	$—	$—	$2,812,224,244

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$56,990,302	$5,752,109	$(4,667,094)	$(4,151,598)	$53,923,719	$2,948,736	$(49,511)	$—
Voya Emerging Markets Index Portfolio — Class I	147,588,576	5,026,571	(16,017,414)	2,258,801	138,856,534	$3,005,688	(595,174)	—
Voya Euro STOXX 50® Index Portfolio — Class I	130,324,831	6,003,410	(10,570,755)	(1,666,599)	124,090,887	$4,184,615	2,398,773	—
Voya FTSE 100 Index® Portfolio — Class I	123,250,926	13,273,757	(15,257,079)	(6,351,926)	114,915,678	$8,293,657	(1,555,372)	3,282,558
Voya Hang Seng Index Portfolio — Class I	22,041,226	1,003,878	(3,937,106)	1,692,322	20,800,320	$700,746	640,672	—
Voya Japan TOPIX Index Portfolio — Class I	105,065,828	3,956,963	(19,346,893)	12,352,476	102,028,374	$1,253,511	1,339,425	1,248,416
Voya RussellTM Mid Cap Index Portfolio — Class I	409,078,372	41,984,949	(16,749,442)	(42,755,433)	391,558,446	$4,950,701	16,756,689	30,570,462

See Accompanying Notes to Financial Statements

25

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$117,151,423	$13,229,292	$(5,736,432)	$(9,969,565)	$114,674,718	$1,215,273	$4,270,417	$9,787,302
Voya U.S. Bond Index Portfolio — Class I	1,044,182,251	45,290,030	(84,428,395)	(9,696,068)	995,347,818	6,432,733	(1,362,313)	2,148,887
Voya U.S. Stock Index Portfolio — Class I	800,954,463	10,912,770	(41,199,917)	(14,639,566)	756,027,750	—	24,172,373	—
	$2,956,628,198	$146,433,729	$(217,910,527)	$(72,927,156)	$2,812,224,244	$32,985,660	$46,015,980	$47,037,624

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

26

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of Voya Investors Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of Voya Retirement Conservative Portfolio, Voya Retirement Growth Portfolio, Voya Retirement Moderate Growth Portfolio, and Voya Retirement Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Trust, approved amending and restating the Investment Management Agreements between the Trust, on behalf of the Portfolios, and Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

27

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-RETADVI (0615-082415)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Australia: 6.6%
1,700,256		Federation Centres Ltd	$3,825,767	1.2
1,047,017	L	Goodman Group	5,056,767	1.5
1,094,769	L	GPT Group	3,609,088	1.1
675,974	L	Investa Office Fund	1,980,212	0.6
2,604,472		Mirvac Group	3,710,546	1.1
347,631		Scentre Group	1,004,206	0.3
886,466		Stockland	2,799,219	0.8
			21,985,805	6.6

		China: 0.8%
519,350		China Overseas Land & Investment Ltd.	1,828,173	0.5
270,000		China Resources Land Ltd.	873,815	0.3
			2,701,988	0.8

		France: 6.1%
13,620		Gecina S.A.	1,678,623	0.5
45,609		ICADE	3,262,358	1.0
146,400		Klepierre	6,454,709	1.9
56,720		Mercialys SA	1,265,637	0.4
30,388	L	Unibail-Rodamco SE	7,718,715	2.3
			20,380,042	6.1

		Germany: 2.3%
29,560		Deutsche Annington Immobilien SE	834,125	0.2
81,700		Deutsche Wohnen AG	1,873,051	0.6
70,074		LEG Immobilien AG	4,869,688	1.5
			7,576,864	2.3

		Hong Kong: 8.8%
326,000	@	Cheung Kong Property Holdings Ltd.	2,704,207	0.8
554,000		Hang Lung Properties Ltd.	1,646,446	0.5
662,913		Hongkong Land Holdings Ltd.	5,435,887	1.7
506,000		Link REIT	2,961,080	0.9
3,114,200		New World Development Ltd.	4,069,162	1.2
677,100		Sun Hung Kai Properties Ltd.	10,957,362	3.3
466,300		Swire Properties Ltd.	1,487,259	0.4
			29,261,403	8.8

		Japan: 12.0%
1,379		GLP J-Reit	1,316,598	0.4
956		Japan Hotel REIT Investment Corp.	636,175	0.2
826		Japan Real Estate Investment Corp.	3,748,615	1.1
1,914		Japan Retail Fund Investment Corp.	3,827,405	1.2
410		Kenedix Office Investment Corp.	2,053,621	0.6
213,319		Mitsubishi Estate Co., Ltd.	4,594,484	1.4
411,682		Mitsui Fudosan Co., Ltd.	11,520,059	3.5
1,085		Nippon Prologis REIT, Inc.	1,996,554	0.6
1,251		Orix JREIT, Inc.	1,801,838	0.5
169,992		Sumitomo Realty & Development Co., Ltd.	5,957,697	1.8
33,400		Tokyo Tatemono Co., Ltd.	463,581	0.1
1,383		United Urban Investment Corp.	1,953,039	0.6
			39,869,666	12.0

		Netherlands: 0.9%
43,484		Eurocommercial Properties NV	1,820,450	0.5
306,255	L	Nieuwe Steen Investments Funds NV	1,206,689	0.4
			3,027,139	0.9

		Singapore: 2.9%
1,154,700		CapitaCommercial Trust	1,336,428	0.4
1,818,400		CapitaLand Ltd.	4,721,956	1.4
1,092,200		CapitaMall Trust	1,742,152	0.5
112,200		City Developments Ltd.	814,184	0.2
945,800		Suntec Real Estate Investment Trust	1,211,439	0.4
			9,826,159	2.9

		Spain: 0.2%
42,194	@	Hispania Activos Inmobiliarios SAU	619,047	0.2

		Sweden: 0.4%
102,167		Hufvudstaden AB	1,242,858	0.4

		Switzerland: 0.3%
11,641		PSP Swiss Property AG	997,003	0.3

		United Kingdom: 7.8%
454,391		British Land Co. PLC	5,659,906	1.7
73,330		Derwent London PLC	3,916,931	1.2
255,853		Great Portland Estates PLC	3,119,095	0.9
396,450		Hammerson PLC	3,831,391	1.2
395,810		Land Securities Group PLC	7,484,355	2.2
251,100		Safestore Holdings PLC	1,115,557	0.3
96,956		Unite Group PLC	870,630	0.3
			25,997,865	7.8

		United States: 49.2%
43,100		Alexandria Real Estate Equities, Inc.	3,769,526	1.1
424,200		American Realty Capital Properties, Inc.	3,448,746	1.0
49,325		AvalonBay Communities, Inc.	7,885,588	2.4
34,470		Boston Properties, Inc.	4,172,249	1.2
71,625		DCT Industrial Trust, Inc.	2,251,890	0.7
249,300		DDR Corp.	3,854,178	1.2
106,400		Douglas Emmett, Inc.	2,866,416	0.9
141,400		Duke Realty Corp.	2,625,798	0.8
174,300		Equity Residential	12,230,631	3.7
24,830		Essex Property Trust, Inc.	5,276,375	1.6
87,400	@	Forest City Enterprises, Inc.	1,931,540	0.6
310,582		General Growth Properties, Inc.	7,969,534	2.4

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
153,200		Health Care REIT, Inc.	$10,054,516	3.0
107,500		Healthcare Realty Trust, Inc.	2,500,450	0.7
81,950		Healthcare Trust of America, Inc.	1,962,703	0.6
48,420		Highwoods Properties, Inc.	1,934,379	0.6
383,621		Host Hotels & Resorts, Inc.	7,607,204	2.3
76,500		Kilroy Realty Corp.	5,136,975	1.5
234,500		Kimco Realty Corp.	5,285,630	1.6
55,300		Liberty Property Trust	1,781,766	0.5
17,465		Macerich Co.	1,302,889	0.4
168,600		Paramount Group, Inc.	2,893,176	0.9
43,900		Pebblebrook Hotel Trust	1,882,432	0.6
36,700		Post Properties, Inc.	1,995,379	0.6
173,197		ProLogis, Inc.	6,425,609	1.9
33,744		Public Storage, Inc.	6,221,381	1.9
75,000		Ramco-Gershenson Properties	1,224,000	0.4
95,471		Simon Property Group, Inc.	16,518,392	4.9
64,600		SL Green Realty Corp.	7,098,894	2.1
327,500		Spirit Realty Capital, Inc.	3,166,925	0.9
224,100	@	Strategic Hotels & Resorts, Inc.	2,716,092	0.8
34,300		Sun Communities, Inc.	2,120,769	0.6
158,027		Sunstone Hotel Investors, Inc.	2,371,985	0.7
18,340		Taubman Centers, Inc.	1,274,630	0.4
189,875		UDR, Inc.	6,081,696	1.8
65,831		Vornado Realty Trust	6,249,337	1.9
			164,089,680	49.2

		Total Common Stock
		(Cost $241,249,977)	327,575,519	98.3

RIGHTS: 0.0%
		Germany: 0.0%
29,560	@	Deutsche Annington Immobilien SE	43,500	0.0

		Total Rights
		(Cost $—)	43,500	0.0

		Total Long-Term Investments
		(Cost $241,249,977)	327,619,019	98.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc: 3.6%
2,882,381		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,882,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $2,940,029, due 07/15/15–05/20/65)	2,882,381	0.8
2,122,712		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,122,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $2,165,156, due 11/15/15–03/01/48)	2,122,712	0.6
2,882,400		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,882,413, collateralized by various U.S. Government Securities, 0.750%– 2.750%, Market Value plus accrued interest $2,940,048, due 01/15/17–08/15/42)	2,882,400	0.9
2,882,381		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,882,392, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $2,940,030, due 07/31/15–05/20/65)	2,882,381	0.9
1,366,429		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,366,436, collateralized by various U.S. Government Securities, 0.125%– 2.500%, Market Value plus accrued interest $1,394,281, due 01/15/17–01/15/29)	1,366,429	0.4
			12,136,303	3.6

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,539,664	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $1,539,664)	$1,539,664	0.5

	Total Short-Term Investments
	(Cost $13,675,967)	13,675,967	4.1

	Total Investments in Securities
	(Cost $254,925,944)	$341,294,986	102.4
	Liabilities in Excess of Other Assets	(7,984,215)	(2.4)
	Net Assets	$333,310,771	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $279,261,978.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,660,732
Gross Unrealized Depreciation	(21,627,724)
Net Unrealized Appreciation	$62,033,008

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 19.3%
42,200	@	AMC Networks, Inc.	$3,454,070	0.3
5,900	@	Autozone, Inc.	3,934,710	0.4
76,621		Brinker International, Inc.	4,417,201	0.4
63,900		Brunswick Corp.	3,249,954	0.3
10,600	@	Buffalo Wild Wings, Inc.	1,660,914	0.2
67,000	@	Deckers Outdoor Corp.	4,821,990	0.4
40,047	@	Delphi Automotive PLC	3,407,599	0.3
61,600		Dick’s Sporting Goods, Inc.	3,189,032	0.3
82,400		DineEquity, Inc.	8,165,016	0.8
128,900	@	Dollar Tree, Inc.	10,181,811	0.9
1,200		Ethan Allen Interiors, Inc.	31,608	0.0
3,800	@,L	Etsy, Inc.	53,390	0.0
84,780		Foot Locker, Inc.	5,681,108	0.5
278,666		Gentex Corp.	4,575,696	0.4
186,302		G-III Apparel Group Ltd.	13,106,346	1.2
85,000		GNC Holdings, Inc.	3,780,800	0.4
313,800		Hanesbrands, Inc.	10,455,816	1.0
16,894		Harman International Industries, Inc.	2,009,372	0.2
97,665	@	Houghton Mifflin Harcourt Co.	2,461,158	0.2
258,673		Interpublic Group of Cos., Inc.	4,984,629	0.5
164,650		Jarden Corp.	8,520,637	0.8
30,200		Johnson Controls, Inc.	1,495,806	0.1
9,188		Jubilant Foodworks Ltd.	267,795	0.0
14,500		L Brands, Inc.	1,243,085	0.1
55,457		Las Vegas Sands Corp.	2,915,374	0.3
183,000		Lennar Corp.	9,340,320	0.9
96,899		McGraw-Hill Cos., Inc.	9,733,505	0.9
16,442	@	Modine Manufacturing Co.	176,423	0.0
7,500		Naspers Ltd.	1,166,283	0.1
71,300	@	News Corp — Class A	1,040,267	0.1
5,663	@	NVR, Inc.	7,588,420	0.7
2,552		Page Industries Ltd.	605,141	0.1
11,900	@	Panera Bread Co.	2,079,763	0.2
4,500	@	Party City Holdco, Inc.	91,215	0.0
90,919		Polaris Industries, Inc.	13,466,013	1.2
395,300		Pulte Homes, Inc.	7,965,295	0.7
39,800		PVH Corp.	4,584,960	0.4
31,200		Ralph Lauren Corp.	4,129,632	0.4
25,500	@	ServiceMaster Global Holdings, Inc.	922,335	0.1
40,401	@	Signet Jewelers Ltd.	5,181,024	0.5
21,116	@	Tenneco, Inc.	1,212,903	0.1
113,000		Texas Roadhouse, Inc.	4,229,590	0.4
69,800		TJX Cos., Inc.	4,618,666	0.4
17,200	@	Toll Brothers, Inc.	656,868	0.1
47,600	@	Urban Outfitters, Inc.	1,666,000	0.2
25,200		VF Corp.	1,757,448	0.2
27,532	@	Visteon Corp.	2,890,309	0.3
19,606		Whirlpool Corp.	3,392,818	0.3
17,500		Williams-Sonoma, Inc.	1,439,725	0.1

		Consumer Discretionary: 19.3%
117,522		Wyndham Worldwide Corp.	9,626,227	0.9
			207,626,067	19.3

		Consumer Staples: 2.5%
24,079		Archer-Daniels-Midland Co.	1,161,089	0.1
1,999		Britannia Industries Ltd.	86,662	0.0
52,133		Bunge Ltd.	4,577,277	0.4
172,028		C&C Group PLC	674,319	0.1
73,763		CVS Health	7,736,264	0.7
92,032		Dr Pepper Snapple Group, Inc.	6,709,133	0.6
9,646		Ingredion, Inc.	769,847	0.1
68,600		Kroger Co.	4,974,186	0.5
			26,688,777	2.5

		Energy: 3.1%
43,689		Apache Corp.	2,517,797	0.2
29,819		Baker Hughes, Inc.	1,839,832	0.2
11,600	L	Chesapeake Energy Corp.	129,572	0.0
35,966		Cimarex Energy Co.	3,967,410	0.4
56,600	@	Dril-Quip, Inc.	4,259,150	0.4
26,000	@	Ensco PLC	579,020	0.1
13,500		EOG Resources, Inc.	1,181,925	0.1
93,700		Halliburton Co.	4,035,659	0.4
66,200	@	Newfield Exploration Co.	2,391,144	0.2
68,400		Oceaneering International, Inc.	3,186,756	0.3
28,255		Phillips 66	2,276,223	0.2
209,100	@	Suncor Energy, Inc.	5,759,039	0.5
10,700		Teekay Tankers Ltd.	70,727	0.0
17,900		Western Refining, Inc.	780,798	0.1
			32,975,052	3.1

		Financials: 17.0%
85,100		Aflac, Inc.	5,293,220	0.5
11,696		American Express Co.	909,013	0.1
66,500		American Realty Capital Properties, Inc.	540,645	0.1
67,500		Ameriprise Financial, Inc.	8,432,775	0.8
7,100		Bajaj Finserv Ltd.	170,666	0.0
43,744	@	Beneficial Bancorp, Inc.	546,363	0.1
160,416		Blackstone Group LP	6,556,202	0.6
22,700	@	BofI Holding, Inc.	2,399,617	0.2
207,948		Boston Private Financial Holdings, Inc.	2,788,583	0.3
9,900		Brown & Brown, Inc.	325,314	0.0
48,800		Capital One Financial Corp.	4,292,936	0.4
309,486	@	CBRE Group, Inc.	11,450,982	1.1
25,300		Chubb Corp.	2,407,042	0.2
28,600		CIT Group, Inc.	1,329,614	0.1
2,500	@	Colliers International Group, Inc.	96,200	0.0
91,913		Comerica, Inc.	4,716,975	0.4
87,950		Commerce Bancshares, Inc.	4,113,421	0.4
10,348		CRISIL Ltd.	314,527	0.0
48,300		CVB Financial Corp.	850,563	0.1
13,300		Digital Realty Trust, Inc.	886,844	0.1
22,700	@	E*Trade Financial Corp.	679,865	0.1
182,849	@	Essent Group Ltd.	5,000,920	0.5

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
158,100		First American Financial Corp.	$5,882,901	0.5
5,600		First Citizens BancShares, Inc.	1,473,024	0.1
140,100		First Commonwealth Financial Corp.	1,343,559	0.1
29,600		First Republic Bank	1,865,688	0.2
27,996	@	Hilltop Holdings, Inc.	674,424	0.1
198,780		Hiscox Ltd.	2,621,522	0.2
42,067		Housing Development Finance Corp.	855,683	0.1
544,027		Huntington Bancshares, Inc.	6,152,945	0.6
150,000	@	Invesco Ltd.	5,623,500	0.5
267,700		Investors Bancorp, Inc.	3,292,710	0.3
66,509		Jones Lang LaSalle, Inc.	11,373,039	1.1
164,400		Ladder Capital Corp.	2,852,340	0.3
70,445		Lakeland Financial Corp.	3,055,200	0.3
98,742	@	Lazard Ltd.	5,553,250	0.5
23,300	L	LPL Financial Holdings, Inc.	1,083,217	0.1
29,900		M&T Bank Corp.	3,735,407	0.3
138,101		Marsh & McLennan Cos., Inc.	7,830,327	0.7
14,504		Mid-America Apartment Communities, Inc.	1,056,036	0.1
19,800		Moody’s Corp.	2,137,608	0.2
41,836		PacWest Bancorp	1,956,251	0.2
69,997		Primerica, Inc.	3,198,163	0.3
133,300		Principal Financial Group, Inc.	6,836,957	0.6
30,668		Prosperity Bancshares, Inc.	1,770,770	0.2
89,181		Raymond James Financial, Inc.	5,313,404	0.5
336,800		Regions Financial Corp.	3,489,248	0.3
77,635		Reinsurance Group of America, Inc.	7,365,232	0.7
1,000		SL Green Realty Corp.	109,890	0.0
817,700	@	SLM Corp.	8,070,699	0.7
40,300	@	Springleaf Holdings, Inc.	1,850,173	0.2
16,800	@	Stifel Financial Corp.	970,032	0.1
109,287		SunTrust Bank	4,701,527	0.4
1,100		Travelers Cos., Inc.	106,326	0.0
62,700		UMB Financial Corp.	3,575,154	0.3
9,100		Virtus Investment Partners, Inc.	1,203,475	0.1
			183,081,968	17.0

		Health Care: 13.7%
80,500		Agilent Technologies, Inc.	3,105,690	0.3
28,561	@	Allergan plc	8,667,121	0.8
10,400	@	Baxalta, Inc.	332,176	0.0
521,165	@	Boston Scientific Corp.	9,224,621	0.9
63,500	@	Bruker BioSciences Corp.	1,296,035	0.1
142,598		Cardinal Health, Inc.	11,928,323	1.1
7,200	@	Catalent, Inc.	211,176	0.0
59,300	@	Community Health Systems, Inc.	3,734,121	0.3
95,800	@	DaVita, Inc.	7,613,226	0.7
104,600		Dentsply International, Inc.	5,392,130	0.5
46,800	@	Endo International PLC	3,727,620	0.3
95,910	@	HCA Holdings, Inc.	8,700,955	0.8
241,700	@	Hologic, Inc.	9,199,102	0.9
62,400	@	Horizon Pharma PLC	2,167,776	0.2
3,800	@	Inovalon Holdings, Inc.	106,020	0.0
46,332	@	Jazz Pharmaceuticals PLC	8,157,675	0.8
9,200	@	Laboratory Corp. of America Holdings	1,115,224	0.1
42,429	@	Mallinckrodt PLC — W/I	4,994,742	0.5
46,044		McKesson Corp.	10,351,152	1.0
294,738	@	MedAssets, Inc.	6,501,920	0.6
3,800	@	Molina Healthcare, Inc.	267,140	0.0
58,330		Omnicare, Inc.	5,497,603	0.5
143,700		Steris Corp.	9,260,028	0.9
135,162	@	Teva Pharmaceutical Industries Ltd. ADR	7,988,074	0.7
68,707		Thermo Fisher Scientific, Inc.	8,915,420	0.8
17,500	@	United Therapeutics Corp.	3,044,125	0.3
55,500		Zimmer Biomet Holdings, Inc.	6,062,265	0.6
			147,561,460	13.7

		Industrials: 16.2%
87,800		AGCO Corp.	4,985,284	0.5
102,443		Air Lease Corp.	3,472,818	0.3
5,900		Allegiant Travel Co.	1,049,492	0.1
22,200		Ametek, Inc.	1,216,116	0.1
24,500		AO Smith Corp.	1,763,510	0.2
17,710		Apogee Enterprises, Inc.	932,254	0.1
59,500		ArcBest Corp.	1,892,100	0.2
88,500		Belden CDT, Inc.	7,188,855	0.7
28,997		Caterpillar, Inc.	2,459,526	0.2
22,700		CEB, Inc.	1,976,262	0.2
57,300	@,L	Colfax Corp.	2,644,395	0.2
166,335		Con-way, Inc.	6,382,274	0.6
13,300	@	Copart, Inc.	471,884	0.0
22,900		CSX Corp.	747,685	0.1
24,968		Cummins, Inc.	3,275,552	0.3
56,908		Curtiss-Wright Corp.	4,122,415	0.4
43,400		Deere & Co.	4,211,970	0.4
59,148		Dun & Bradstreet Corp.	7,216,056	0.7
116,802		EMCOR Group, Inc.	5,579,632	0.5
27,039	@	Esterline Technologies Corp.	2,577,898	0.2
64,743		FedEx Corp.	11,032,207	1.0
23,900		G&K Services, Inc.	1,652,446	0.2
2,412		Granite Construction, Inc.	85,650	0.0
36,300		Herman Miller, Inc.	1,050,159	0.1
24,934		HNI, Corp.	1,275,374	0.1
28,300		Huntington Ingalls Industries, Inc.	3,186,297	0.3
2,146		IDEX Corp.	168,633	0.0
56,940		Illinois Tool Works, Inc.	5,226,523	0.5
66,803	@	Ingersoll-Rand PLC — Class A	4,503,858	0.4
111,275	@	Jacobs Engineering Group, Inc.	4,519,990	0.4
4,900		JB Hunt Transport Services, Inc.	402,241	0.0
37,842		KAR Auction Services, Inc.	1,415,291	0.1
49,330		Knoll, Inc.	1,234,730	0.1

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
14,500		Lennox International, Inc.	$1,561,505	0.1
104,503	L	Manitowoc Co., Inc.	2,048,259	0.2
92,700		MISUMI Group, Inc.	1,316,035	0.1
81,956		Mueller Industries, Inc.	2,845,512	0.3
7,800	@	Old Dominion Freight Line	535,119	0.0
102,028	@	Quanta Services, Inc.	2,940,447	0.3
36,035		Republic Services, Inc.	1,411,491	0.1
305,423	@	Rexnord Corp.	7,302,664	0.7
31,666		Rockwell Collins, Inc.	2,924,355	0.3
31,308		Roper Technologies, Inc.	5,399,378	0.5
89,249	@	Saia, Inc.	3,506,593	0.3
38,600		Snap-On, Inc.	6,147,050	0.6
92,219		Southwest Airlines Co.	3,051,527	0.3
199,736	@	Spirit Airlines, Inc.	12,403,606	1.2
5,900		Stanley Black & Decker, Inc.	620,916	0.1
31,953	@	Swift Transportation Co.	724,374	0.1
281,842		Textron, Inc.	12,578,608	1.2
19,996		Valmont Industries, Inc.	2,376,924	0.2
12,800		Wabtec Corp.	1,206,272	0.1
61,040		Woodward, Inc.	3,356,590	0.3
			174,176,602	16.2

		Information Technology: 23.2%
181,760		Activision Blizzard, Inc.	4,400,409	0.4
28,105	@	Alliance Data Systems Corp.	8,204,974	0.8
66,500		Altera Corp.	3,404,800	0.3
80,395	@	Arrow Electronics, Inc.	4,486,041	0.4
498,100		Atmel Corp.	4,908,775	0.5
99,133		Avnet, Inc.	4,075,358	0.4
74,049	@	Blackhawk Network Holdings, Inc.	3,050,819	0.3
115,500		Broadcom Corp.	5,947,095	0.6
38,843		Broadridge Financial Solutions, Inc. ADR	1,942,538	0.2
103,911		Brocade Communications Systems, Inc.	1,234,463	0.1
348,700	@	Cadence Design
		Systems, Inc.	6,855,442	0.6
247,339		CDW Corp./DE	8,478,781	0.8
3,700	@	Cognizant Technology Solutions Corp.	226,033	0.0
144,440	@	CommScope Holding Co., Inc.	4,406,864	0.4
3,700	@,L	Cree, Inc.	96,311	0.0
185,200	@	Electronic Arts, Inc.	12,315,800	1.1
177,394		EMC Corp.	4,681,428	0.4
144,448	@	Euronet Worldwide, Inc.	8,912,442	0.8
110,560		EVERTEC, Inc.	2,348,294	0.2
65,691	@	F5 Networks, Inc.	7,905,912	0.7
8,500		Fair Isaac Corp.	771,630	0.1
154,780		Fidelity National Information Services, Inc.	9,565,404	0.9
108,522	@	Fiserv, Inc.	8,988,877	0.8
50,168	@	FleetCor Technologies, Inc.	7,829,218	0.7
186,518	@	Freescale Semiconductor Holdings Ltd.	7,455,124	0.7
332,084	@	Genpact Ltd.	7,083,352	0.7
148,141		Global Payments, Inc.	15,325,186	1.4
7,837		Google, Inc.—Class C	4,079,237	0.4
83,300		Intersil Corp.	1,042,083	0.1
26,397		Intuit, Inc.	2,660,026	0.3
8,100	@,L	IPG Photonics Corp.	689,917	0.1
31,100		Jabil Circuit, Inc.	662,119	0.1
29,733		Juniper Networks, Inc.	772,166	0.1
40,300	@	Keysight Technologies, Inc.	1,256,957	0.1
52,000		MAXIMUS, Inc.	3,417,960	0.3
90,300		Methode Electronics, Inc.	2,478,735	0.2
22,764		Microchip Technology, Inc.	1,079,583	0.1
193,324		Nvidia Corp.	3,887,746	0.4
100,049	@	NXP Semiconductor NV — NXPI — US	9,824,812	0.9
579,296	@	PMC — Sierra, Inc.	4,958,774	0.5
111,686	@	PTC, Inc.	4,581,360	0.4
64,275	@	Qorvo, Inc.	5,159,354	0.5
29,934	@	Rovi Corp.	477,447	0.0
37,100		SanDisk Corp.	2,159,962	0.2
63,100	@	Semtech Corp.	1,252,535	0.1
64,258	@	Super Micro Computer, Inc.	1,900,752	0.2
121,051	@	Synopsys, Inc.	6,131,233	0.6
99,783	@	TE Connectivity Ltd.	6,416,047	0.6
60,100		Tencent Holdings Ltd.	1,201,792	0.1
259,443		Total System Services, Inc.	10,836,934	1.0
179,600	@	Trimble Navigation Ltd.	4,213,416	0.4
16,800	@	Vantiv, Inc.	641,592	0.1
48,200		Visa, Inc.	3,236,630	0.3
179,900		Western Union Co.	3,657,367	0.3
328,336		Xerox Corp.	3,493,495	0.3
20,200	@	Zebra Technologies Corp.	2,243,210	0.2
			249,314,611	23.2

		Materials: 3.7%
61,592		Albemarle Corp.	3,404,190	0.3
20,911		Aptargroup, Inc.	1,333,494	0.1
10,300		Ashland, Inc.	1,255,570	0.1
703,000	@	B2Gold Corp.	1,075,044	0.1
101,400	@	Boise Cascade Co.	3,719,352	0.3
102,778	@	Constellium NV — Class A	1,215,864	0.1
157,528		Cytec Industries, Inc.	9,535,170	0.9
66,400		Eastman Chemical Co.	5,432,848	0.5
194,596	@	Ferro Corp.	3,265,321	0.3
30,200	@	Methanex Corp.	1,685,784	0.2
244,664	@,L	New Gold, Inc.	656,224	0.1
113,494		PolyOne Corp.	4,445,560	0.4
8,300	@	Potash Corp. of
		Saskatchewan, Inc.	257,041	0.0
900		PPG Industries, Inc.	103,248	0.0
22,600		Praxair, Inc.	2,701,830	0.3
			40,086,540	3.7

		Utilities: 0.6%
19,172		CMS Energy Corp.	610,436	0.0
24,218	@	Dynegy, Inc.	708,377	0.1
5,132		Energen Corp.	350,516	0.0
123,500		Exelon Corp.	3,880,370	0.4
8,100		NiSource, Inc.	369,279	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
35,300		OGE Energy Corp.	$1,008,521	0.1
			6,927,499	0.6

		Total Common Stock
		(Cost $921,617,436)	1,068,438,576	99.3

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	P	GMAC Capital Trust I	1,295,259	0.1

		Total Preferred Stock
		(Cost $1,030,152)	1,295,259	0.1

WARRANTS: —%
		Energy: —%
22,657	@	Voyager Oil & Gas, Inc.	—	—

		Total Warrants
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $922,647,588)	1,069,733,835	99.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateralcc: 0.4%
1,118,032		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,118,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,140,393, due 07/15/15–05/20/65)	1,118,032	0.1
1,118,032		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,118,038, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $1,140,387, due 11/15/15–03/01/48)	1,118,032	0.1
235,397		HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $235,398, collateralized by various U.S. Government Agency Obligations, 2.500%– 6.500%, Market Value plus accrued interest $240,105, due 07/01/18–07/01/45)	235,397	0.0
1,118,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,118,005, collateralized by various U.S. Government Securities, 0.750%– 2.750%, Market Value plus accrued interest $1,140,360, due 01/15/17–08/15/42)	1,118,000	0.1
1,118,032		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,118,036, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $1,140,393, due 07/31/15–05/20/65)	1,118,032	0.1
			4,707,493	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
6,210,045		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
		(Cost $6,210,045)	6,210,045	0.6

		Total Short-Term Investments
		(Cost $10,917,538)	10,917,538	1.0

		Total Investments in Securities
		(Cost $933,565,126)	$1,080,651,373	100.4
		Liabilities in Excess of Other Assets	(3,830,782)	(0.4)
		Net Assets	$1,076,820,591	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $937,718,314.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,774,323
Gross Unrealized Depreciation	(35,841,264)
Net Unrealized Appreciation	$142,933,059

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 10.2%
231,726	@	Carnival Corp.	$11,444,947	2.0
26,395		CBS Corp. — Class B	1,464,923	0.2
167,690		Comcast Corp. — Class A	10,084,877	1.7
197,074		General Motors Co.	6,568,476	1.1
139,551		Target Corp.	11,391,548	2.0
116,222	@,L	Thomson Reuters Corp.	4,425,555	0.8
36,132		Time Warner Cable, Inc.	6,437,639	1.1
49,496		Time Warner, Inc.	4,326,445	0.7
57,059		Viacom — Class B	3,688,294	0.6
			59,832,704	10.2

		Consumer Staples: 5.9%
133,591		Archer-Daniels-Midland Co.	6,441,758	1.1
165,592		Mondelez International, Inc.	6,812,455	1.2
90,769		Philip Morris International, Inc.	7,276,951	1.2
82,246		Procter & Gamble Co.	6,434,927	1.1
110,363		Wal-Mart Stores, Inc.	7,828,047	1.3
			34,794,138	5.9

		Energy: 10.1%
56,297		Anadarko Petroleum Corp.	4,394,544	0.8
126,737		Apache Corp.	7,303,854	1.3
114,833		Baker Hughes, Inc.	7,085,196	1.2
210,732	@	Canadian Natural Resources Ltd.	5,721,315	1.0
117,449	@	Ensco PLC	2,615,589	0.4
65,520		ExxonMobil Corp.	5,451,264	0.9
72,977		Occidental Petroleum Corp.	5,675,421	1.0
468,559		Royal Dutch Shell PLC — Class A	13,248,030	2.3
148,716		Total S.A.	7,294,678	1.2
			58,789,891	10.1

		Financials: 30.4%
63,840	@	Aon PLC	6,363,571	1.1
843,998		Bank of America Corp.	14,364,846	2.5
132,348		BB&T Corp.	5,334,948	0.9
206,523		Charles Schwab Corp.	6,742,976	1.1
497,623		Citigroup, Inc.	27,488,694	4.7
271,545		Citizens Financial Group, Inc.	7,415,894	1.3
41,162		CME Group, Inc.	3,830,536	0.7
135,621		Comerica, Inc.	6,960,070	1.2
279,204		Fifth Third Bancorp	5,813,027	1.0
251,156		First Horizon National Corp.	3,935,615	0.7
34,110		Goldman Sachs Group, Inc.	7,121,827	1.2
402,042		JPMorgan Chase & Co.	27,242,366	4.7
110,676		Marsh & McLennan Cos., Inc.	6,275,329	1.1
413,009		Morgan Stanley	16,020,619	2.7
95,729		Northern Trust Corp.	7,319,439	1.2
115,995		PNC Financial Services Group, Inc.	11,094,922	1.9
114,736		State Street Corp.	8,834,672	1.5
113,011	@	Willis Group Holdings PLC	5,300,216	0.9
			177,459,567	30.4

		Health Care: 13.8%
29,534		Amgen, Inc.	4,534,060	0.8
36,445		Anthem, Inc.	5,982,082	1.0
75,651		Baxter International, Inc.	5,290,274	0.9
87,897		Eli Lilly & Co.	7,338,520	1.3
54,939	@	Express Scripts Holding Co.	4,886,275	0.8
102,613		Medtronic PLC	7,603,623	1.3
174,410		Merck & Co., Inc.	9,929,161	1.7
8,361	@	Novartis AG ADR	822,221	0.1
95,080		Novartis AG	9,352,113	1.6
187,737		Pfizer, Inc.	6,294,822	1.1
62,862		Sanofi	6,218,947	1.1
116,167	@	Teva Pharmaceutical Industries Ltd. ADR	6,865,470	1.2
43,497		UnitedHealth Group, Inc.	5,306,634	0.9
			80,424,202	13.8

		Industrials: 8.5%
50,861		Caterpillar, Inc.	4,314,030	0.7
182,019		CSX Corp.	5,942,920	1.0
58,636		General Dynamics Corp.	8,308,135	1.4
684,988		General Electric Co.	18,200,131	3.1
107,385	@	Ingersoll-Rand PLC — Class A	7,239,897	1.3
146,207	@	Tyco International Plc	5,626,045	1.0
			49,631,158	8.5

		Information Technology: 13.2%
59,725	@	Adobe Systems, Inc.	4,838,322	0.8
131,127	@	Amdocs Ltd.	7,158,223	1.2
317,880		Applied Materials, Inc.	6,109,654	1.0
88,593		Broadcom Corp.	4,561,653	0.8
323,839		Cisco Systems, Inc.	8,892,619	1.5
67,659	@	Citrix Systems, Inc.	4,746,955	0.8
264,720		Corning, Inc.	5,222,926	0.9
167,042	@	eBay, Inc.	10,062,610	1.7
220,763		Intel Corp.	6,714,507	1.2
140,233		Microsoft Corp.	6,191,287	1.1
140,292		NetApp, Inc.	4,427,615	0.8
345,315		Symantec Corp.	8,028,574	1.4
			76,954,945	13.2

		Materials: 1.1%
63,150		Dow Chemical Co.	3,231,385	0.6
66,670		Mosaic Co.	3,123,490	0.5
			6,354,875	1.1

		Telecommunication Services: 2.7%
93,208		Orange SA	1,440,472	0.2
416,965		Koninklijke KPN NV	1,598,580	0.3
870,788		Telecom Italia S.p.A.	1,106,610	0.2
72,228		Telefonica S.A.	1,028,918	0.2
94,835		Verizon Communications, Inc.	4,420,259	0.8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
166,172	@	Vodafone Group PLC ADR	6,056,970	1.0
			15,651,809	2.7

		Utilities: 1.2%
92,601		FirstEnergy Corp.	3,014,163	0.5
79,734		Pacific Gas & Electric Co.	3,914,939	0.7
			6,929,102	1.2

		Total Common Stock
		(Cost $427,705,759)	566,822,391	97.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateralcc: 0.0%
981		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,001, due 07/15/15– 05/20/65)	981	0.0
197,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $197,001, collateralized by various U.S. Government Securities, 0.750%– 2.750%, Market Value plus accrued interest $200,940, due 01/15/17– 08/15/42)	197,000	0.0
			197,981	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
17,882,210		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
		(Cost $17,882,210)	17,882,210	3.1

		Total Short-Term Investments
		(Cost $18,080,191)	18,080,191	3.1

		Total Investments in Securities
		(Cost $445,785,950)	$584,902,582	100.2
		Liabilities in Excess of Other Assets	(1,247,724)	(0.2)
		Net Assets	$583,654,858	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $446,965,046.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$156,270,266
Gross Unrealized Depreciation	(18,332,730)
Net Unrealized Appreciation	$137,937,536

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Australia: 1.1%
1,204,806		Oil Search Ltd.	$6,622,453	1.1

		Brazil: 7.7%
986,355	@	Ambev SA ADR	6,016,765	1.0
795,590		BB Seguridade Participacoes SA	8,761,700	1.5
1,424,790		CCR SA	6,860,219	1.2
380,647		Cielo SA	5,380,797	0.9
210,710		Lojas Renner SA	7,698,902	1.3
318,000		Marcopolo SA	204,561	0.0
365,830		Ultrapar Participacoes SA	7,729,366	1.3
416,676		Weg S.A.	2,563,768	0.5
			45,216,078	7.7

		China: 9.4%
37,220	@	Alibaba Group Holding Ltd. ADR	3,062,089	0.5
48,580	@	Baidu.com ADR	9,671,306	1.7
3,708,000		CNOOC Ltd.	5,259,714	0.9
7,225,000		Geely Automobile Holdings Ltd.	3,851,772	0.7
188,790	@	JD.com, Inc. ADR	6,437,739	1.1
4,697,500	L	Sun Art Retail Group Ltd.	4,229,935	0.7
763,300		Tencent Holdings Ltd.	15,263,354	2.6
482,000		Tsingtao Brewery Co., Ltd.	2,922,317	0.5
193,587	@	Vipshop Holdings Ltd. ADR	4,307,311	0.7
			55,005,537	9.4

		Hong Kong: 4.7%
3,385,600		AIA Group Ltd.	22,137,281	3.8
99,000	@	Jardine Matheson Holdings Ltd.	5,608,350	0.9
			27,745,631	4.7

		India: 18.1%
92,426		ACC Ltd.	2,093,894	0.4
576,094		Ambuja Cements Ltd.	2,077,720	0.4
375,770		Asian Paints Ltd.	4,453,618	0.8
279,150	@	HDFC Bank Ltd. ADR	16,896,949	2.9
874,145		Housing Development Finance Corp.	17,780,949	3.0
645,696	@	Infosys Ltd. ADR	10,234,282	1.7
2,513,140		ITC Ltd.	12,422,072	2.1
220,850		Kotak Mahindra Bank Ltd.	4,799,456	0.8
244,970		Lupin Ltd.	7,249,389	1.2
263,080		Mahindra & Mahindra Ltd.	5,293,989	0.9
458,176		Tata Consultancy Services Ltd.	18,354,021	3.1
136,733	@	Tata Motors Ltd. ADR	4,713,186	0.8
			106,369,525	18.1

		Indonesia: 3.6%
14,237,900		Astra International Tbk PT	7,536,325	1.3
5,377,000		Bank Central Asia Tbk PT	5,430,110	0.9
10,288,700		Bank Rakyat Indonesia	7,963,123	1.4
			20,929,558	3.6

		Macau: 1.5%
2,572,400		Sands China Ltd.	8,645,324	1.5

		Mexico: 2.1%
2,386,000		Fibra Uno Administracion SA de CV	5,674,482	1.0
853,240		Infraestructura Energetica Nova SAB de CV	4,212,593	0.7
943,200		Mexichem SA de CV	2,724,433	0.4
			12,611,508	2.1

		Panama: 1.0%
70,940	@,L	Copa Holdings S.A.	5,858,935	1.0

		Peru: 1.0%
42,320	@	Credicorp Ltd.	5,879,094	1.0

		Russia: 6.9%
349,600	@	Globaltrans Investment PLC GDR	1,660,319	0.3
216,000	@	Lukoil OAO ADR	9,700,560	1.6
21,530		Magnit OAO	4,454,935	0.8
145,430	@	Magnit PJSC GDR	8,089,402	1.4
141,875	@	Mail.ru Group Ltd. GDR	2,960,462	0.5
1,265,120		Mobile Telesystems OJSC	5,609,075	0.9
5,487,556		Sberbank	7,206,463	1.2
202,530	@	Sberbank of Russia ADR	1,075,434	0.2
			40,756,650	6.9

		South Africa: 17.3%
218,540		Aspen Pharmacare Holdings Ltd.	6,462,764	1.1
469,188		Bidvest Group Ltd.	11,871,974	2.0
107,161	L	Capitec Bank Holdings Ltd.	4,271,642	0.7
1,676,980		FirstRand Ltd.	7,347,209	1.2
182,920		Imperial Holdings Ltd.	2,785,420	0.5
2,788,940		Life Healthcare Group Holdings Ltd.	8,595,860	1.5
303,500		Mr Price Group Ltd.	6,246,925	1.1
632,042		MTN Group Ltd.	11,872,384	2.0
40,350		Naspers Ltd.	6,274,602	1.1
545,634		Remgro Ltd.	11,467,729	1.9
1,029,590		Sanlam Ltd.	5,604,646	1.0
498,179		Shoprite Holdings Ltd.	7,101,031	1.2
1,448,080		Woolworths Holdings Ltd./South Africa	11,733,924	2.0
			101,636,110	17.3

		South Korea: 3.4%
52,347		Hyundai Motor Co.	6,372,541	1.1
167,960		Kia Motors Corp.	6,814,133	1.2
6,001		Samsung Electronics Co., Ltd.	6,808,652	1.1
			19,995,326	3.4

		Taiwan: 8.1%
1,529,200		Delta Electronics, Inc.	7,823,189	1.3

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Taiwan: (continued)
470,000		MediaTek, Inc.	$6,424,707	1.1
1,145,000		President Chain Store Corp.	8,049,861	1.4
872,530	@,L	Siliconware Precision Industries Co. ADR ADR	6,500,349	1.1
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,823,943	1.2
530,021	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,036,777	2.0
			47,658,826	8.1

		Thailand: 6.2%
1,021,800	L	Advanced Info Service PCL	7,240,793	1.2
1,291,900		Kasikornbank PCL	7,207,509	1.2
532,600		Siam Cement PCL	8,180,983	1.4
1,459,200		Siam Commercial Bank PCL	6,701,999	1.2
2,891,400	L	Total Access Communication PCL	7,111,769	1.2
			36,443,053	6.2

		Turkey: 2.7%
266,706		Ford Otomotiv Sanayi A/S	3,567,924	0.6
1,290,155		KOC Holding AS	5,966,033	1 0
2,039,204		Turkiye Garanti Bankasi A/S	6,359,982	1.1
			15,893,939	2.7

		United Kingdom: 2.1%
242,630		Anglo American PLC	3,505,117	0 6
175,280		SABMiller PLC	9,088,282	1.5
			12,593,399	2.1

		United States: 0.9%
87,970	@	Luxoft Holding, Inc.	4,974,703	0.9

		Total Common Stock
		(Cost $539,632,975)	574,835,649	97.8

PREFERRED STOCK: 1.6%
		Brazil: 1.6%
756,751		Itau Unibanco Holding S.A.	8,336,407	1.4
1,154,320		Marcopolo SA	853,924	0.2

		Total Preferred Stock
		(Cost $13,466,922)	9,190,331	1.6

		Total Long-Term Investments
		(Cost $553,099,897)	584,025,980	99.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateralcc: 2.3%
3,176,480		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,176,493, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $3,240,010, due 07/15/15–05/20/65)	$3,176,480	0.5
2,339,334		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,339,346, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $2,386,109, due 11/15/15–03/01/48)	2,339,334	0.4
3,176,500		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,176,515, collateralized by various U.S. Government Securities, 0.750%– 2.750%, Market Value plus accrued interest $3 240 030 due 01/15/17–08/15/42)	3,176,500	0.6
3,176,480		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,176,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $3,240,010, due 07/31/15–05/20/65)	3,176,480	0.5

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,505,795	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,505,803, collateralized by various U.S. Government Securities, 0.125%– 2.500%, Market Value plus accrued interest $1,536,487, due 01/15/17–01/15/29)	$1,505,795	0.3
		13,374,589	2.3

	Total Short-Term Investments
	(Cost $13,374,589)	13,374,589	2.3

	Total Investments in Securities
	(Cost $566,474,486)	$597,400,569	101.7
	Liabilities in Excess of Other Assets	(9,920,066)	(1.7)
	Net Assets	$587,480,503	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $567,269,644.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$96,199,090
Gross Unrealized Depreciation	(66,068,165)
Net Unrealized Appreciation	$30,130,925

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 62.1%
		Consumer Discretionary: 6.0%
227,879	@	Autozone, Inc.	$151,972,505	2.7
236,500		Comcast Corp. — Class A	14,223,110	0.2
1,445,796		Johnson Controls, Inc.	71,610,276	1.3
249,400	@	Liberty Global PLC — Class A	13,485,058	0.2
484,300	@	Liberty Global PLC — Class C	24,520,109	0.4
676,500		Lowe’s Cos, Inc.	45,305,205	0.8
30,308	@	O’Reilly Automotive, Inc.	6,849,002	0.1
80,000		Time Warner Cable, Inc.	14,253,600	0.3
			342,218,865	6.0

		Consumer Staples: 5.2%
511,800		Altria Group, Inc.	25,032,138	0.4
518,200		CVS Health	54,348,816	0.9
819,700		General Mills, Inc.	45,673,684	0.8
167,700		Kraft Foods Group, Inc.	14,277,978	0.2
1,606,888		Mondelez International, Inc.	66,107,372	1.2
525,934		PepsiCo, Inc.	49,090,680	0.9
405,300		Philip Morris International, Inc.	32,492,901	0.6
170,658		SABMiller PLC	8,848,631	0.2
			295,872,200	5.2

		Energy: 1.8%
3,329,700	@	Canadian Natural Resources Ltd.	90,434,652	1.6
183,800		Occidental Petroleum Corp.	14,294,126	0.2
			104,728,778	1.8

		Financials: 9.5%
116,800	@	Affiliated Managers Group, Inc.	25,532,480	0.4
848,100		American Tower Corp.	79,119,249	1.4
3,941,300		Bank of New York Mellon Corp.	165,416,361	2.9
167,500		Crown Castle International Corp.	13,450,250	0.2
1,579,850		Iron Mountain, Inc.	48,975,350	0.9
3,702,300		Marsh & McLennan Cos., Inc.	209,920,410	3.7
			542,414,100	9.5

		Health Care: 15.2%
1,399,500		Abbott Laboratories	68,687,460	1.2
87,900		Agilent Technologies, Inc.	3,391,182	0.1
439,550	@	Allergan plc	133,385,843	2.3
845,449		Becton Dickinson & Co.	119,757,851	2.1
472,800		Cigna Corp.	76,593,600	1.3
664,100		Eli Lilly & Co.	55,445,709	1.0
59,000	@	Henry Schein, Inc.	8,385,080	0.1
751,700		PerkinElmer, Inc.	39,569,488	0.7
2,331,224		Pfizer, Inc.	78,165,941	1.4
1,202,268		Thermo Fisher Scientific, Inc.	156,006,296	2.7
629,624		UnitedHealth Group, Inc.	76,814,128	1.3
1,183,989		Zoetis, Inc.	57,091,949	1.0
			873,294,527	15.2

		Industrials: 11.4%
1,483,200		Ametek, Inc.	81,249,696	1.4
302,000		Boeing Co.	41,893,440	0.7
3,312,391		Danaher Corp.	283,507,545	5.0
458,800		IDEX Corp.	36,052,504	0.6
200,700	@	IHS, Inc.	25,816,041	0.5
496,800	@	Pentair PLC	34,155,000	0.6
303,900		Roper Technologies, Inc.	52,410,594	0.9
329,000	@	Sensata Technologies Holdings N.V.	17,351,460	0.3
2,044,200	@	Tyco International Plc	78,660,816	1.4
			651,097,096	11.4

		Information Technology: 8.0%
272,500	@	eBay, Inc.	16,415,400	0.3
549,500		Fidelity National Information Services, Inc.	33,959,100	0.6
1,993,114	@	Fiserv, Inc.	165,089,632	2.9
21,900	@	Google, Inc. — Class A	11,826,876	0.2
80,219		Google, Inc. — Class C	41,754,792	0.7
1,720,200		Microsoft Corp.	75,946,830	1.3
310,900		SS&C Technologies Holdings, Inc.	19,431,250	0.3
331,923		Texas Instruments, Inc.	17,097,354	0.3
1,187,700		Visa, Inc.	79,754,055	1.4
			461,275,289	8.0

		Materials: 0.8%
724,900		Cytec Industries, Inc.	43,878,197	0.8

		Telecommunication Services: 0.4%
201,000	@	SBA Communications Corp.	23,108,970	0.4

		Utilities: 3.8%
1,721,700		FirstEnergy Corp.	56,041,335	1.0
2,532,137		Pacific Gas & Electric Co.	124,327,927	2.1
1,212,100		Xcel Energy, Inc.	39,005,378	0.7
			219,374,640	3.8

		Total Common Stock
		(Cost $3,002,404,023)	3,557,262,662	62.1

PREFERRED STOCK: 2.6%
		Financials: 0.8%
316,265		American Tower Corp.	31,626,500	0.5
165,000	P	State Street Corp.	4,129,950	0.1
205,000	P	US Bancorp Series F	5,459,150	0.1
166,000	P	US Bancorp Series G	4,684,520	0.1
			45,900,120	0.8

		Health Care: 1.3%
71,741		Allergan PLC	74,795,732	1.3

		Telecommunication Services: 0.2%
183,556		T-Mobile US, Inc.	12,390,030	0.2

		Utilities: 0.3%
169,375	P	SCE Trust I	4,078,550	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Utilities: (continued)
29,790	P	SCE Trust II	$680,106	0.0
324,305	P	SCE Trust III	8,632,999	0.2
			13,391,655	0.3

		Total Preferred Stock
		(Cost $139,572,852)	146,477,537	2.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.3%
		Basic Materials: 0.1%
6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,033,906	0.1

		Communications: 6.5%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,236,627	0.1
3,575,000		Amazon.com, Inc., 3.800%, 12/05/24	3,590,054	0.1
3,325,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,599,312	0.1
6,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 06/01/20	6,352,500	0.1
4,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,237,250	0.1
8,860,597		Cequel Communications LLC — TL B, 3.500%, 02/14/19	8,835,637	0.2
3,988,160		Charter Communications Operating LLC, 3.000%, 01/31/21	3,944,541	0.1
4,494,938		Charter Communications Operating LLC, 3.000%, 03/08/20	4,445,776	0.1
925,000		DISH DBS Corp., 4.625%, 07/15/17	955,063	0.0
13,500,000		DISH DBS Corp., 7.125%, 02/01/16	13,871,250	0.2
69,119,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	68,716,292	1.2
1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,716,375	0.0
1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,898,000	0.0
8,825,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	9,200,063	0.2
4,490,000	L	Priceline Group, Inc./The, 0.350%, 06/15/20	5,000,738	0.1
3,675,000		SBA Communications Corp., 5.625%, 10/01/19	3,835,781	0.1
8,000,000		SBA Communications Corp., 5.750%, 07/15/20	8,330,000	0.1
6,370,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	7,209,311	0.1
9,561,638		Telesat Canada, 3.500%, 03/28/19	9,549,686	0.2
CAD 1,464,375		Telesat Canada, 4.400%, 03/27/17	1,170,972	0.0
CAD 7,840,000		Telesat Canada, 4.430%, 03/28/19	6,265,252	0.1
5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,312,781	0.1
17,400,000		T-Mobile USA, Inc., 6.542%, 04/28/20	18,261,126	0.3
7,750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	7,929,219	0.1
6,375,000	#	Unitymedia KabelBW GmbH, 6.125%, 01/15/25	6,677,813	0.1
497,380		Univision Communications, Inc., 4.000%, 03/01/20	494,824	0.0
5,325,000	#	Univision Communications, Inc., 5.125%, 05/15/23	5,191,875	0.1
26,160,000	#	Univision Communications, Inc., 6.750%, 09/15/22	27,762,300	0.5
9,132,000	#	Univision Communications, Inc., 8.500%, 05/15/21	9,645,675	0.2
37,450,000		UPC Financing Partnership, 3.250%, 06/30/21	36,981,875	0.6
EUR 4,150,000	#	UPC Holding BV, 6.375%, 09/15/22	4,985,200	0.1
23,593,500	#	UPCB Finance V Ltd., 7.250%, 11/15/21	25,598,948	0.4
32,805,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	35,101,350	0.6
1,925,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	1,864,844	0.0
5,152,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	5,329,617	0.1
GBP 2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,657,434	0.1
			374,755,361	6.5

		Consumer Discretionary: 0.1%
5,400,000		Hanesbrands, Inc., 6.375%, 12/15/20	5,670,000	0.1

		Consumer, Cyclical: 4.6%
3,525,000		American Honda Finance Corp., 0.950%, 05/05/17	3,522,592	0.1
3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,248,250	0.1
1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,454,062	0.0
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,201,437	0.0
2,375,000		AutoZone, Inc., 2.500%, 04/15/21	2,327,702	0.0
2,400,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	2,478,000	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
4,616,001		Continental Airlines, Inc., 4.150%, 04/11/24	$4,766,021	0.1
825,200		Continental Airlines, Inc., 6.250%, 10/11/21	870,586	0.0
1,484,483		Continental Airlines, Inc., 7.250%, 11/10/19	1,718,289	0.0
1,994,123		Continental Airlines, Inc., 9.000%, 01/08/18	2,128,727	0.0
1,138,835		Delta Air Lines, 5.300%, 04/15/19	1,224,248	0.0
1,265,560		Delta Air Lines, 7.750%, 06/17/21	1,445,902	0.0
2,400,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,419,608	0.0
3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,222,915	0.1
8,450,000		Ford Motor Credit Co. LLC, 0.799%, 09/08/17	8,405,392	0.1
12,600,000		Ford Motor Credit Co. LLC, 0.849%, 12/06/17	12,517,394	0.2
17,680,000		Ford Motor Credit Co. LLC, 0.912%, 03/27/17	17,635,482	0.3
17,815,000		Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,734,476	0.3
6,615,000		Ford Motor Credit Co. LLC, 1.529%, 05/09/16	6,653,870	0.1
4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,229,638	0.1
3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,871,457	0.1
8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,623,739	0.2
6,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	6,305,036	0.1
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	4,032,251	0.1
3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,225,209	0.1
1,325,000		Group 1 Automotive, Inc., 5.000%, 06/01/22	1,325,000	0.0
1,200,000		Hanesbrands, Inc. — TL B 1L, 3.250%, 04/15/22	1,208,250	0.0
9,090,789		Hilton Worldwide Finance LLC — TL B 1L, 3.500%, 09/23/20	9,100,889	0.2
9,725,000		Hilton Worldwide Holdings, Inc., 5.625%, 10/15/21	10,149,982	0.2
1,152,574		Kasima LLC — Term Loan B, 3.250%, 05/17/21	1,151,613	0.0
3,325,000		Levi Strauss & Co., 6.875%, 05/01/22	3,566,063	0.1
10,675,000		L Brands, Inc., 5.625%, 10/15/23	11,262,125	0.2
2,800,000		L Brands, Inc., 5.625%, 02/15/22	2,961,000	0.1
3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,362,301	0.1
2,850,000		L Brands, Inc., 6.900%, 07/15/17	3,113,625	0.1
1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,075,938	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,131,866	0.0
4,566,854		Peninsula Gaming, LLC — TL B, 4.250%, 11/20/17	4,582,555	0.1
2,525,000		Penske Automotive Group, Inc., 5.375%, 12/01/24	2,569,188	0.0
37,350,000		Rite Aid Corp., 8.000%, 08/15/20	39,030,750	0.7
9,550,000		Rite Aid Corp., 9.250%, 03/15/20	10,373,688	0.2
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,635,563	0.0
14,800,000		Toyota Motor Credit Corp., 03/12/20	14,823,562	0.3
4,606,359		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	5,182,154	0.1
491,663		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	526,079	0.0
558,326		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	580,660	0.0
861,771		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	928,558	0.0
3,200,036		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,216,036	0.1
991,079		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,015,855	0.0
			263,135,583	4.6

		Consumer, Non-cyclical: 4.3%
3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,040,406	0.1
4,925,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,927,605	0.1
3,805,000		Becton Dickinson and Co., 2.675%, 12/15/19	3,805,559	0.1
3,100,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	3,186,800	0.1
13,041,487		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	13,061,871	0.2
26,750,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	26,348,750	0.5
7,075,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	6,827,375	0.1
22,025,000		DaVita, Inc., 5.750%, 08/15/22	23,429,094	0.4
EUR 4,250,000		DE Master Blenders, 3 month EURIBOR plus 350bps, 3.500%, 05/09/21	4,764,034	0.1
18,250,000		DE Master Blenders, 3.500%, 05/09/21	18,341,250	0.3
3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,724,344	0.1
6,593,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	7,161,646	0.1
3,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	3,397,250	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
34,066,291		HCA, Inc. — TL B5, 2.935%, 03/31/17	$34,089,729	0.6
1,600,000		HCA, Inc., 8.000%, 10/01/18	1,856,000	0.0
32,170,557		HJ Heinz Co., 3.500%, 06/05/20	32,214,727	0.6
2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,190,116	0.0
1,860,000		Johnson & Johnson, 3.375%, 12/05/23	1,929,687	0.0
3,635,000	#	Medtronic, Inc., 1.500%, 03/15/18	3,627,370	0.1
4,860,000	#	Medtronic, Inc., 2.500%, 03/15/20	4,867,125	0.1
4,800,000		Merck & Co., Inc., 0.404%, 02/10/17	4,804,411	0.1
6,400,000		Merck & Co., Inc., 0.654%, 02/10/20	6,373,709	0.1
1,650,000		Novartis Capital Corp., 3.400%, 05/06/24	1,675,121	0.0
2,150,000		Omnicare, Inc., 5.000%, 12/01/24	2,322,000	0.0
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,633,009	0.0
8,210,805		Pinnacle Foods Finance LLC — TL G 1L, 3.000%, 04/29/20	8,185,787	0.1
7,412,125		Pinnacle Foods Finance LLC — TL H 1L, 3.000%, 04/29/20	7,388,962	0.1
5,000,000	#	Roche Holdings, Inc., 3.350%, 09/30/24	5,046,275	0.1
2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,675,664	0.1
875,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	913,281	0.0
			243,808,957	4.3

		Energy: 6.4%
1,935,000		Canadian Natural Resources Ltd 1.750%, 01/15/18	1,922,212	0.0
4,025,000		Chesapeake Energy Corp., 3.250%, 03/15/16	4,012,422	0.1
4,275,000		Chesapeake Energy Corp., 3.525%, 04/15/19	3,922,312	0.1
970,000		Chevron Corp., 0.454%, 03/02/18	967,271	0.0
7,425,000		Chevron Corp., 1.365%, 03/02/18	7,410,558	0.1
8,350,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	8,746,625	0.2
19,900,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	20,919,875	0.4
4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	4,900,000	0.1
12,000,000		Concho Resources, Inc., 5.500%, 04/01/23	12,060,000	0.2
6,175,000		CONSOL Energy, Inc., 5.875%, 04/15/22	5,274,191	0.1
3,525,000		Diamondback Energy, Inc., 7.625%, 10/01/21	3,789,375	0.1
3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	3,932,142	0.1
4,950,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	5,036,224	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	19,816,121	0.3
3,645,000		EQT Corp., 8.125%, 06/01/19	4,267,369	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,105,280	0.1
24,065,000		Exxon Mobil Corp., 0.333%, 03/01/18	24,041,729	0.4
30,264,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	29,810,040	0.5
6,025,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 12/01/24	5,919,563	0.1
23,520,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	24,343,200	0.4
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,147,819	0.0
40,400,000		Range Resources Corp., 5.000%, 03/15/23	39,794,000	0.7
23,100,000		Range Resources Corp., 5.750%, 06/01/21	23,850,750	0.4
32,550,000		Range Resources Corp., 5.000%, 08/15/22	32,061,750	0.6
15,895,000		Range Resources Corp., 6.750%, 08/01/20	16,431,456	0.3
10,335,000		Shell International Finance BV, 05/11/20	10,302,889	0.2
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,420,500	0.0
6,825,000		SM Energy Co., 6.500%, 11/15/21	7,149,188	0.1
2,400,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	2,388,000	0.0
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,207,750	0.1
10,275,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/18	10,557,563	0.2
4,975,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	4,950,125	0.1
7,000,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	7,385,000	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
4,425,000		WPX Energy, Inc., 5.250%, 01/15/17	$4,546,688	0.1
			364,389,987	6.4

		Financial: 1.3%
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,787,358	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,262,671	0.1
5,450,000		Bank of New York Mellon Corp./The, 06/20/20	5,415,937	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,827,000	0.0
3,000,000		CNH Capital LLC, 3.875%, 11/01/15	3,015,000	0.1
8,450,000		CNH Capital LLC, 6.250%, 11/01/16	8,809,125	0.2
9,825,000		Crown Castle International Corp., 4.875%, 04/15/22	9,947,813	0.2
6,775,000		Crown Castle International Corp., 5.250%, 01/15/23	6,849,525	0.1
4,880,000		International Lease Finance Corp., 2.236%, 06/15/16	4,886,100	0.1
2,050,000		Iron Mountain, Inc., 7.750%, 10/01/19	2,147,375	0.0
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,860,172	0.1
13,360,000		JPMorgan Chase & Co., 5.300%, 12/29/49	13,294,536	0.2
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,161,743	0.0
1,895,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,892,042	0.0
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	201,034	0.0
6,640,000		State Street Corp., 12/29/49	6,681,500	0.1
245,000		Synovus Financial Corp., 5.125%, 06/15/17	251,125	0.0
			75,290,056	1.3

		Industrial: 0.6%
1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,797,588	0.0
525,000		Case New Holland, Inc., 7.875%, 12/01/17	577,500	0.0
3,890,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,894,769	0.1
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,601,832	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,208,681	0.0
9,950,000		CNH Capital LLC, 3.625%, 04/15/18	9,999,750	0.2
3,900,000		CNH Industrial Capital LLC, 3.250%, 02/01/17	3,904,875	0.1
1,765,000		Harris Corp., 1.999%, 04/27/18	1,760,155	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,278,125	0.0
EUR 3,000,000		Rexam PLC, 6.750%, 06/29/67	3,394,725	0.1
2,625,000		Xylem, Inc./NY, 3.550%, 09/20/16	2,693,379	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	921,083	0.0
			36,032,462	0.6

		Technology: 1.0%
500,000		First Data Corp., 3.670%, 09/24/18	499,219	0.0
1,750,000		First Data Corp., 3.680%, 03/24/18	1,746,582	0.0
3,840,000		Fiserv, Inc., 2.700%, 06/01/20	3,833,572	0.1
1,450,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,497,125	0.0
6,185,744		Kronos, Inc., 4.500%, 10/30/19	6,197,342	0.1
7,019,495		Kronos, Inc., 9.750%, 04/30/20	7,234,467	0.1
13,550,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	13,685,500	0.2
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,594,062	0.2
14,475,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,090,188	0.3
			60,378,057	1.0

		Utilities: 0.4%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,252,288	0.1
4,305,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	4,289,127	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,294,130	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,195,678	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,690,874	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,008,304	0.1
2,031,683		Texas Competitive Electric Holdings Co. LLC, 3.750%, 05/05/16	2,040,572	0.0
			20,770,973	0.4

		Total Corporate Bonds/Notes
		(Cost $1,453,404,818)	1,450,265,342	25.3

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.0%
517,821		Ford Credit Auto Owner Trust, 0.580%, 12/15/16	517,823	0.0
247,038		Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	247,049	0.0
			764,872	0.0

		Other Asset-Backed Securities: 0.1%
2,708,213	#	DB Master Finance LLC 2015-1, 3.262%, 02/20/45	2,720,965	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,015,000	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	$4,014,655	0.1
			6,735,620	0.1

		Total Asset-Backed Securities
		(Cost $7,488,032)	7,500,492	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000		KFW, 0.500%, 04/19/16	10,643,422	0.2

		Total Foreign Government Bonds
		(Cost $10,599,865)	10,643,422	0.2

		Total Long-Term Investments
		(Cost $4,613,469,590)	5,172,149,455	90.3

SHORT-TERM INVESTMENTS: 10.0%
		Securities Lending Collateralcc: 0.1%
243,787		Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $243,788, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $248,663, due 02/28/17–05/15/44)	243,787	0.0
1,158,095		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,158,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,181,257, due 07/15/15–05/20/65)	1,158,095	0.0
1,158,095		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,158,101, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $1,181,251, due 11/15/15–03/01/48)	1,158,095	0.0
1,158,095		HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,158,098, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.375%, Market Value plus accrued interest $1,181,261, due 07/15/15–01/15/37)	1,158,095	0.1
1,158,095		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,158,099, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $1,181,257, due 07/31/15–05/20/65)	1,158,095	0.0
			4,876,167	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.9%
569,637,944		T. Rowe Price Reserve Investment Fund, 0.070%††
		(Cost $569,637,944)	569,637,944	9.9

		Total Short-Term Investments
		(Cost $574,514,111)	574,514,111	10.0
		Total Investments in Securities
		(Cost $5,187,983,701)	$5,746,663,566	100.3
		Liabilities in Excess of Other Assets	(18,633,036)	(0.3)
		Net Assets	$5,728,030,530	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security.

P	Preferred Stock may be called prior to convertible date.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Cost for federal income tax purposes is $5,188,807,673.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$611,773,145
Gross Unrealized Depreciation	(53,917,252)
Net Unrealized Appreciation	$557,855,893

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.3%
		Consumer Discretionary: 13.0%
321,200		Cablevision Systems Corp.	$7,689,528	0.6
237,600	@	Carnival Corp.	11,735,064	0.9
98,800		Coach, Inc.	3,419,468	0.3
121,200		Comcast Corp. — Class A	7,288,968	0.6
474,400		Ford Motor Co.	7,120,744	0.6
218,709		General Motors Co.	7,289,571	0.6
91,200		Genuine Parts Co.	8,165,136	0.6
191,100		Johnson Controls, Inc.	9,465,183	0.7
201,800		Kohl’s Corp.	12,634,698	1.0
154,400		Las Vegas Sands Corp.	8,116,808	0.6
164,300		Macy’s, Inc.	11,085,321	0.9
522,400		Mattel, Inc.	13,420,456	1.1
82,900		McDonald’s Corp.	7,881,303	0.6
319,500		New York Times Co.	4,361,175	0.3
296,100	@	News Corp — Class A	4,320,099	0.3
668,800		Staples, Inc.	10,239,328	0.8
214,566		Time Warner, Inc.	18,755,214	1.5
64,100		Viacom — Class B	4,143,424	0.3
82,000		Walt Disney Co.	9,359,480	0.7
			166,490,968	13.0

		Consumer Staples: 4.7%
298,300		Archer-Daniels-Midland Co.	14,384,026	1.1
508,300		Avon Products, Inc.	3,181,958	0.3
156,800		Campbell Soup Co.	7,471,520	0.6
103,600		Clorox Co.	10,776,472	0.8
48,800		ConAgra Foods, Inc.	2,133,536	0.2
64,100		Kellogg Co.	4,019,070	0.3
77,400		McCormick & Co., Inc.	6,265,530	0.5
119,800		PepsiCo, Inc.	11,182,132	0.9
			59,414,244	4.7

		Energy: 11.4%
103,200		Anadarko Petroleum Corp.	8,055,792	0.6
331,100		Apache Corp.	19,081,293	1.5
157,524	@	BP PLC ADR	6,294,659	0.5
142,600	@	Canadian Natural Resources Ltd.	3,873,016	0.3
235,990		Chevron Corp.	22,765,955	1.8
79,500		ConocoPhillips	4,882,095	0.4
296,500		Consol Energy, Inc.	6,445,910	0.5
178,500	L	Diamond Offshore Drilling	4,607,085	0.4
259,424		ExxonMobil Corp.	21,584,077	1.7
248,300		Hess Corp.	16,606,304	1.3
48,100		Murphy Oil Corp.	1,999,517	0.1
130,700		Occidental Petroleum Corp.	10,164,539	0.8
274,300	@	Royal Dutch Shell PLC - Class A ADR	15,637,843	1.2
44,100		Schlumberger Ltd.	3,800,979	0.3
			145,799,064	11.4

		Financials: 21.4%
159,900		American Express Co.	12,427,428	1.0
1,406,319		Bank of America Corp.	23,935,549	1.9
10,800		Bank of New York Mellon Corp.	453,276	0.0
62,600		Chubb Corp.	5,955,764	0.5
106,700		Digital Realty Trust, Inc.	7,114,756	0.5
598,144		JPMorgan Chase & Co.	40,530,237	3.2
285,400		Loews Corp.	10,990,754	0.9
349,100		Marsh & McLennan Cos., Inc.	19,793,970	1.5
225,700		Metlife, Inc.	12,636,943	1.0
212,300		Northern Trust Corp.	16,232,458	1.3
235,900		PNC Financial Services Group, Inc.	22,563,835	1.8
189,400		Rayonier, Inc.	4,839,170	0.4
495,300		Regions Financial Corp.	5,131,308	0.4
158,300	@,L	Sun Life Financial, Inc.	5,287,220	0.4
359,300		SunTrust Bank	15,457,086	1.2
568,200		US Bancorp	24,659,880	1.9
549,200		Wells Fargo & Co.	30,887,008	2.4
333,051		Weyerhaeuser Co.	10,491,107	0.8
84,500	@	Willis Group Holdings PLC	3,963,050	0.3
			273,350,799	21.4

		Health Care: 6.6%
275,400		Bristol-Myers Squibb Co.	18,325,116	1.4
304,761		GlaxoSmithKline PLC	6,336,535	0.5
218,400		Johnson & Johnson	21,285,264	1.7
312,500		Merck & Co., Inc.	17,790,625	1.4
600,976		Pfizer, Inc.	20,150,725	1.6
			83,888,265	6.6

		Industrials: 13.8%
118,300		Boeing Co.	16,410,576	1.3
117,400		Deere & Co.	11,393,670	0.9
105,181		Eaton Corp. PLC	7,098,666	0.6
243,000		Emerson Electric Co.	13,469,490	1.1
94,700		Flowserve Corp.	4,986,902	0.4
1,488,400		General Electric Co.	39,546,788	3.1
127,700		Honeywell International, Inc.	13,021,569	1.0
180,100		Illinois Tool Works, Inc.	16,531,379	1.3
155,200		Joy Global, Inc.	5,618,240	0.4
340,600		Masco Corp.	9,083,802	0.7
97,430		Stanley Black & Decker, Inc.	10,253,533	0.8
23,800	@	Tyco International Plc	915,824	0.1
149,600		United Parcel Service, Inc. — Class B	14,497,736	1.1
187,900	@	USG Corp.	5,221,741	0.4
222,800		Xylem, Inc.	8,259,196	0.6
			176,309,112	13.8

		Information Technology: 9.8%
171,900		Analog Devices, Inc.	11,033,401	0.9
592,500		Applied Materials, Inc.	11,387,850	0.9
142,000		CA, Inc.	4,159,180	0.3
494,100		Cisco Systems, Inc.	13,567,986	1.1
70,200		Computer Sciences Corp.	4,607,928	0.4
568,400		Corning, Inc.	11,214,532	0.9
186,300		Harris Corp.	14,328,333	1.1
71,100		International Business Machines Corp.	11,565,126	0.9
292,300		Microsoft Corp.	12,905,045	1.0
213,100		Qualcomm, Inc.	13,346,453	1.0

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
219,100		Texas Instruments, Inc.	$11,285,841	0.9
273,400		Western Union Co.	5,558,222	0.4
			124,959,897	9.8

		Materials: 5.3%
134,700		Du Pont E I de Nemours & Co.	8,614,065	0.7
334,693		International Paper Co.	15,928,040	1.3
148,900		MeadWestvaco Corp.	7,026,591	0.6
284,800		Newmont Mining Corp.	6,652,928	0.5
236,300		Nucor Corp.	10,413,741	0.8
179,100	@	Potash Corp. of Saskatchewan	5,546,727	0.4
156,500		Vulcan Materials Co.	13,135,045	1.0
			67,317,137	5.3

		Telecommunication Services: 3.9%
578,803		AT&T, Inc.	20,559,083	1.6
207,510		CenturyLink, Inc.	6,096,644	0.5
427,347		Telefonica S.A.	6,087,738	0.5
286,358		Verizon Communications, Inc.	13,347,146	1.1
852,192		Vodafone Group PLC	3,108,688	0.2
			49,199,299	3.9

		Utilities: 6.4%
370,200		AES Corp.	4,908,852	0.4
222,772		Duke Energy Corp.	15,732,159	1.2
188,900		Entergy Corp.	13,317,450	1.1
329,300		Exelon Corp.	10,346,606	0.8
276,100		FirstEnergy Corp.	8,987,055	0.7
419,100		NiSource, Inc.	19,106,769	1.5
279,600		Xcel Energy, Inc.	8,997,528	0.7
			81,396,419	6.4

		Total Common Stock
		(Cost $900,035,072)	1,228,125,204	96.3

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateralcc: 0.4%
244,925		Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $244,926, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $249,824, due 02/28/17–05/15/44)	244,925	0.0
1,163,471		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,163,476, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,186,740, due 07/15/15–05/20/65)	1,163,471	0.1
1,163,471		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,163,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $1,186,735, due 11/15/15–03/01/48)	1,163,471	0.1
1,163,471		HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,163,474, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.375%, Market Value plus accrued interest $1,186,745, due 07/15/15–01/15/37)	1,163,471	0.1
1,163,471		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,163,475, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $1,186,741, due 07/31/15–05/20/65)	1,163,471	0.1
			4,898,809	0.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
42,458,793	T. Rowe Price Reserve Investment Fund, 0.070%††
	(Cost $42,458,793)	$42,458,793	3.3

	Total Short-Term Investments
	(Cost $47,357,602)	47,357,602	3.7

	Total Investment s in Securities
	(Cost $947,392,6 74)	$1,275,482,806	100.0
	Liabilities in Exc ess of Other Assets	(25,871)	—
	Net Assets	$1,275,456,935	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $961,991,604.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$384,893,612
Gross Unrealized Depreciation	(71,402,410)
Net Unrealized Appreciation	$313,491,202

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Australia: 2.4%
189,781		Amcor Ltd.	$2,005,514	0.7
52,753		BHP Billiton Ltd.	1,076,101	0.4
208,060		Brambles Ltd.	1,697,297	0.6
27,671		CSL Ltd.	1,844,729	0.7
52,753	@	South32 Ltd.	72,856	0.0
			6,696,497	2.4

		Brazil: 1.8%
316,300		BR Malls Participacoes S.A.	1,495,484	0.5
50,400		Lojas Renner SA	1,841,511	0.7
102,300	@	Tim Participacoes SA ADR	1,673,628	0.6
			5,010,623	1.8

		Canada: 3.2%
99,700	@	Canadian Natural Resources Ltd.	2,706,827	1.0
72,900	@	Toronto Dominion Bank	3,095,770	1.1
12,500	@	Valeant Pharmaceuticals International, Inc. — CAD	2,772,918	1.0
516	@	Valeant Pharmaceuticals International, Inc. — USD	114,629	0.1
			8,690,144	3.2

		China: 6.3%
21,621	@	Alibaba Group Holding Ltd. ADR	1,778,760	0.6
14,400	@	Baidu.com ADR	2,866,752	1.0
99,000		Beijing Enterprises Holdings Ltd.	743,930	0.3
347,000		China Mengniu Diary Co., Ltd.	1,730,176	0.6
834,000		China Overseas Land & Investment Ltd.	2,935,779	1.1
9,800	@	Ctrip.com International Ltd. ADR	711,676	0.3
178,900		Tencent Holdings Ltd.	3,577,380	1.3
80,600	@	Vipshop Holdings Ltd. ADR	1,793,350	0.7
1,056,000		Want Want China Holdings Ltd.	1,114,958	0.4
			17,252,761	6.3

		Denmark: 1.2%
154,938		GN Store Nord	3,197,337	1.2

		France: 4.9%
12,428		Air Liquide SA	1,576,999	0.6
72,675		AXA S.A.	1,842,449	0.7
57,356		BNP Paribas	3,480,526	1.2
37,563		Eutelsat Communications	1,213,409	0.4
9,760		Iliad SA	2,163,678	0.8
47,778		Schneider Electric SE	3,308,108	1.2
			13,585,169	4.9

		Germany: 3.2%
15,639		Bayer AG	2,190,092	0.8
31,526		Brenntag AG	1,809,011	0.7
51,755		Fresenius AG	3,323,011	1.2
38,576	L	Wirecard AG	1,476,449	0.5
			8,798,563	3.2

		Hong Kong: 4.2%
749,200		AIA Group Ltd.	4,898,762	1.8
160,740	@	Cheung Kong Property Holdings Ltd.	1,333,357	0.5
189,740		CK Hutchison Holdings Ltd.	2,789,554	1.0
44,300		Jardine Matheson Holdings Ltd.	2,511,471	0.9
			11,533,144	4.2

		India: 5.0%
10,859		Axis Bank Ltd.	95,193	0.0
56,072	@	Axis Bank Ltd. GDR	2,447,543	0.9
168,229		Housing Development Finance Corp.	3,421,939	1.2
90,082		Infosys Ltd.	1,399,886	0.5
842,113		NTPC Ltd.	1,817,582	0.7
707,066		Power Grid Corp. of India Ltd.	1,543,866	0.6
72,508		Tata Consultancy Services Ltd.	2,904,590	1.1
			13,630,599	5.0

		Indonesia: 1.2%
1,814,900		Bank Central Asia Tbk PT	1,832,826	0.6
5,276,600		Sarana Menara Nusantara Tbk PT	1,583,079	0.6
			3,415,905	1.2

		Ireland: 0.6%
121,422		James Hardie Industries SE	1,616,154	0.6

		Italy: 0.6%
91,494		Moncler S.p.A.	1,695,384	0.6

		Japan: 14.2%
80,000		Air Water, Inc.	1,462,586	0.5
175,400		Astellas Pharma, Inc.	2,498,721	0.9
20,200		Calbee, Inc.	850,986	0.3
56,600		Denso Corp.	2,816,026	1.0
46,500		FamilyMart Co., Ltd.	2,138,310	0.8
149,200		Inpex Corp.	1,693,562	0.6
101,000		Japan Tobacco, Inc.	3,590,477	1.3
40,300		Koito Manufacturing Co., Ltd.	1,569,168	0.6
55,300		Nabtesco Corp.	1,387,131	0.5
104,800		Nippon Telegraph & Telephone Corp.	3,795,411	1.4
81,200		Olympus Corp.	2,803,431	1.0
53,500		Softbank Corp.	3,151,310	1.2
58,200		Start Today Co. Ltd.	1,627,661	0.6
268,800		Sumitomo Corp.	3,128,676	1.1
29,300		Takeda Pharmaceutical Co., Ltd.	1,414,272	0.5
78,500		Tokio Marine Holdings, Inc.	3,264,744	1.2
455,000		Yahoo! Japan Corp.	1,836,402	0.7
			39,028,874	14.2

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Luxembourg: 1.1%
21,302	@	Altice SA	$2,934,137	1.1

		Malaysia: 0.5%
1,726,900		Astro Malaysia Holdings Bhd	1,409,264	0.5

		Mexico: 0.6%
188,200	@	Grupo Financiero Santander Mexico SAB de CV ADR	1,722,030	0.6

		Netherlands: 3.8%
27,369		ASML Holding NV	2,846,859	1.1
45,903		Airbus Group SE	2,990,006	1.1
23,400	@	NXP Semiconductor NV — NXPI — US	2,297,880	0.8
79,274		Royal Dutch Shell PLC — Class B	2,256,958	0.8
			10,391,703	3.8

		Russia: 0.7%
20,178	@	Magnit PJSC GDR	1,122,382	0.4
133,779	@	Sberbank of Russia ADR	710,366	0.3
			1,832,748	0.7

		South Africa: 0.7%
63,638		Aspen Pharmacare Holdings Ltd.	1,881,932	0.7

		South Korea: 1.6%
3,717		LG Household & Health Care Ltd.	2,576,603	0.9
3,117		NAVER Corp.	1,769,324	0.7
			4,345,927	1.6

		Spain: 2.7%
54,699		Amadeus IT Holding S.A.	2,183,600	0.8
319,490		Banco Bilbao Vizcaya Argentaria S.A.	3,148,247	1.2
64,200	@	Grifols SA ADR	1,988,274	0.7
			7,320,121	2.7

		Sweden: 4.1%
137,844		Assa Abloy AB	2,595,025	0.9
82,419		Hexagon AB	2,985,260	1.1
118,022		Svenska Cellulosa AB SCA	3,001,086	1.1
181,460		Svenska Handelsbanken AB	2,648,999	1.0
			11,230,370	4.1

		Switzerland: 10.0%
37,712		Cie Financiere Richemont SA	3,065,151	1.1
114,715		Credit Suisse Group AG	3,164,699	1.1
12,798	@,L	Dufry Group	1,783,304	0.6
55,065		GAM Holding AG	1,156,830	0.4
44,398		Holcim Ltd.	3,275,931	1.2
35,125		Julius Baer Group Ltd.	1,971,003	0.7
59,112		Nestle S.A.	4,264,968	1.6
26,188		Novartis AG	2,575,864	0.9
9,504		Roche Holding AG	2,664,841	1.0
549		SGS S.A.	1,001,154	0.4
9,575		Sonova Holding AG — Reg	1,294,777	0.5
3,241		Syngenta AG	1,322,399	0.5
			27,540,921	10.0

		Taiwan: 1.3%
756,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,438,756	1.3

		Thailand: 0.4%
804,100		CP ALL PCL	1,099,395	0.4

		Turkey: 0.6%
1		BIM Birlesik Magazalar AS	18	0.0
523,994		Turkiye Garanti Bankasi A/S	1,634,261	0.6
			1,634,279	0.6

		United Arab Emirates: 0.9%
115,742		DP World Ltd.	2,476,879	0.9

		United Kingdom: 13.9%
143,352		ARM Holdings PLC	2,345,781	0.9
422,426		Aviva PLC	3,271,831	1.2
910,035		Barclays PLC	3,729,891	1.4
132,664		BG Group PLC	2,209,480	0.8
154,530		Sky PLC	2,516,913	0.9
61,365		Burberry Group PLC	1,513,888	0.5
262,224		Capita Group PLC	5,095,144	1.9
134,216		Compass Group PLC	2,219,805	0.8
63,645		easyJet PLC	1,547,108	0.6
103,465		Experian PLC	1,881,850	0.7
130,969		Rolls-Royce Holdings PLC	1,788,927	0.6
19,118,613	@	Rolls-Royce Holdings PLC—C shares	30,040	0.0
43,484		SABMiller PLC	2,254,649	0.8
28,524		Shire PLC	2,291,876	0.8
87,081		Standard Chartered PLC	1,394,542	0.5
115,089		Standard Life PLC	802,515	0.3
141,804		WPP PLC	3,182,939	1.2
			38,077,179	13.9

		United States: 5.4%
17,949		Anheuser-Busch InBev Worldwide, Inc.	2,159,995	0.8
12,600		Las Vegas Sands Corp.	662,382	0.2
34,700	@	Liberty Global PLC — Class A	1,876,229	0.7
58,700	@	Liberty Global PLC — Class C	2,971,981	1.1
3,800	@	Priceline com Inc	4,375,206	1 6
446,100		Samsonite International SA	1,540,194	0.6
11,700		Wynn Resorts Ltd.	1,154,439	0.4
			14,740,426	5.4

		Total Common Stock
		(Cost $237,977,587)	266,227,221	97.1

PREFERRED STOCK: 0.9%
		Brazil: 0.6%
141,815		Itau Unibanco Holding S.A.	1,562,241	0.6

		Germany: 0.3%
4,023		Volkswagen AG	933,655	0.3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: 0.0%
3,895	@	Peixe Urbano, Inc. — Series A	$78	0.0
17,165	@	Peixe Urbano, Inc. — Series C	7,381	0.0
			7,459	0.0

		Total Preferred Stock
		(Cost $3,353,739)	2,503,355	0.9

		Total Long-Term Investments
		(Cost $241,331,326)	268,730,576	98.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateralcc: 1.1%
26,421		Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $26,421, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $26,949, due 02/28/17–05/15/44)	26,421	0.0
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15–05/20/65)	1,000,000	0.3
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $1,019,995, due 11/15/15–03/01/48)	1,000,000	0.4
1,000,000		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15–05/20/65)	1,000,000	0.4
			3,026,421	1.1

Shares		Value	Percentage of Net Assets

	Mutual Funds: 2.4%
6,546,159	T. Rowe Price Reserve Investment Fund, 0.070%††
	(Cost $6,546,159)	6,546,159	2.4

	Total Short-Term Investments
	(Cost $9,572,580)	9,572,580	3.5

	Total Investments in Securities
	(Cost $250,903,906)	$278,303,156	101.5
	Liabilities in Excess of Other Assets	(4,064,055)	(1.5)
	Net Assets	$274,239,101	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $252,656,575.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,602,987
Gross Unrealized Depreciation	(12,956,406)
Net Unrealized Appreciation	$25,646,581

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 96.1%
		Basic Materials: 6.0%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$781,875	0.1
1,760,000	L	ArcelorMittal, 5.125%, 06/01/20	1,788,600	0.3
1,760,000		ArcelorMittal, 6.125%, 06/01/25	1,758,900	0.3
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,424,125	0.3
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,457,263	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,414,100	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,460,625	0.2
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	850,250	0.1
2,339,048		FMG Resources August 2006 Pty Ltd., 2.750%, 06/28/19	2,082,485	0.3
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	847,500	0.1
590,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	610,650	0.1
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,588,125	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,383,750	0.2
1,220,000	#	Huntsman International LLC, 5.125%, 11/15/22	1,204,750	0.2
794,000		Huntsman International, LLC, 8.625%, 03/15/21	837,606	0.1
3,000,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,707,500	0.4
4,000,000	±	Momentive Performance Materials, Inc., 10/15/20	—	—
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,180,000	0.4
3,000,000	#,L	Perstorp Holding AB, 8.750%, 05/15/17	3,135,000	0.4
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,312,806	0.2
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	490,000	0.1
1,000,000	#,L	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	977,500	0.1
1,575,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,586,025	0.2
1,575,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,578,938	0.2
2,710,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,527,075	0.4
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,802,488	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	954,450	0.1
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	960,356	0.1
			43,702,742	6.0

		Communications: 18.9%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	401,000	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,074,924	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,012,500	0.1
1,530,000	#	Altice SA, 7.625%, 02/15/25	1,442,025	0.2
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,259,200	0.5
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	863,981	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,000,000	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	987,500	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,048,750	0.1
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,067,500	0.4
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	2,735,625	0.4
750,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	747,750	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,161,250	0.4
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,306,250	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,027,500	0.1
2,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,092,500	0.3
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,757,800	0.2
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	976,250	0.1
1,500,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,586,250	0.2
1,350,000		CSC Holdings LLC, 5.250%, 06/01/24	1,302,750	0.2
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,195,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,950,000		DISH DBS Corp., 5.000%, 03/15/23	$2,743,500	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	982,500	0.1
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,828,750	0.3
400,000		DISH DBS Corp., 7.875%, 09/01/19	445,000	0.1
1,285,000		Equinix, Inc., 5.375%, 04/01/23	1,291,425	0.2
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,691,500	0.2
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,037,500	0.1
1,775,000		GCI, Inc., 6.875%, 04/15/25	1,801,625	0.3
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,191,250	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,061,500	0.3
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,333,125	0.2
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	992,500	0.1
1,500,000	L	Intelsat Luxembourg SA, 8.125%, 06/01/23	1,237,500	0.2
2,175,000		Lamar Media Corp., 5.375%, 01/15/24	2,215,781	0.3
500,000		Lamar Media Corp., 5.000%, 05/01/23	497,500	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	520,000	0.1
2,955,000	#	Level 3 Financing, Inc., 5.125%, 05/01/23	2,908,813	0.4
2,250,000		LIN Television Corp., 6.375%, 01/15/21	2,309,062	0.3
1,220,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	1,238,300	0.2
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,743,625	0.5
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,127,500	0.4
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,075,000	0.4
3,000,000		Netflix, Inc., 5.750%, 03/01/24	3,097,500	0.4
200,000	#	Netflix, Inc., 5.875%, 02/15/25	208,022	0.0
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,191,250	0.4
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,248,437	0.2
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	912,281	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,225,455	0.2
3,575,000	#	Numericable Group SA, 6.250%, 05/15/24	3,525,844	0.5
2,500,000	#	Numericable Group SA, 6.000%, 05/15/22	2,470,312	0.3
1,170,000	#	Plantronics, Inc., 5.500%, 05/31/23	1,187,550	0.2
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	537,500	0.1
3,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	3,458,875	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,578,125	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,356,750	0.2
2,500,000		Sprint Capital Corp., 6.900%, 05/01/19	2,556,250	0.4
2,000,000		Sprint Corp., 7.125%, 06/15/24	1,860,200	0.3
500,000		Sprint Corp., 7.250%, 09/15/21	493,438	0.1
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	4,581,250	0.6
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,950,000	0.3
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,649,150	0.4
3,400,000	#	TEGNA, Inc., 5.500%, 09/15/24	3,374,500	0.5
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	770,625	0.1
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,082,750	0.4
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	263,438	0.0
1,750,000	#	Tribune Media Co., 5.875%, 07/15/22	1,767,500	0.2
4,390,000	#	Univision Communications, Inc., 5.125%, 02/15/25	4,236,350	0.6
3,140,000	#	West Corp., 5.375%, 07/15/22	2,947,675	0.4
1,750,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,739,063	0.2
1,940,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,966,675	0.3
2,955,000	L	Windstream Corp., 7.500%, 04/01/23	2,593,013	0.4
2,360,000	#	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,336,872	0.3
			137,486,211	18.9

		Consumer, Cyclical: 16.1%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	2,982,000	0.4
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	778,125	0.1
2,500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	2,550,000	0.4
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,244,100	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,905,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	$3,035,725	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,739,550	0.4
1,180,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,215,400	0.2
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,217,500	0.4
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,438,100	0.3
1,235,000	L	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.000%, 10/01/21	1,040,487	0.1
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,697,750	0.5
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,184,625	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,902,400	0.3
2,635,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,677,687	0.4
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,651,437	0.4
2,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,185,000	0.3
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	121,904	0.0
1,790,000		Dana Holding Corp., 5.500%, 12/15/24	1,767,625	0.2
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	614,981	0.1
2,915,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	3,060,750	0.4
295,000	#	Felcor Lodging L.P., 6.000%, 06/01/25	300,900	0.0
1,180,000	#	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,159,586	0.2
1,175,000	#,L	Guitar Center, Inc., 6.500%, 04/15/19	1,081,000	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	610,500	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,755,800	0.5
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	928,462	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	940,800	0.1
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	888,150	0.1
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,558,125	0.2
2,520,000	L	JC Penney Corp., Inc., 8.125%, 10/01/19	2,507,400	0.3
2,700,000		LKQ Corp., 4.750%, 05/15/23	2,588,625	0.4
2,000,000	#,L	MCE Finance Ltd., 5.000%, 02/15/21	1,910,000	0.3
850,000		Meritage Homes Corp., 7.150%, 04/15/20	922,250	0.1
2,685,000		Meritage Homes Corp., 7.000%, 04/01/22	2,879,662	0.4
3,335,000		Meritor, Inc., 6.250%, 02/15/24	3,309,987	0.5
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,100,000	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,124,600	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,135,000	0.2
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,635,000	0.2
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	698,250	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,234,500	0.2
2,600,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,804,750	0.4
2,955,000		Oshkosh Corp., 5.375%, 03/01/22	3,036,263	0.4
2,915,000	#	Rite Aid Corp., 6.125%, 04/01/23	3,013,381	0.4
2,315,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,343,938	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,065,750	0.1
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,010,000	0.1
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	270,938	0.0
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,971,250	0.3
750,000	L	Scientific Games Corp., 8.125%, 09/15/18	712,500	0.1
1,000,000	L	Scientific Games International, Inc., 6.250%, 09/01/20	782,500	0.1
1,210,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	1,255,375	0.2
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,757,147	0.2
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	590,150	0.1
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	587,250	0.1
3,500,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,438,750	0.5
3,590,000		Springs Industries, Inc., 6.250%, 06/01/21	3,527,175	0.5
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,251,563	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	$2,062,813	0.3
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,121,500	0.4
3,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	3,590,300	0.5
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	507,525	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,426,157	0.3
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	372,750	0.1
			116,873,468	16.1

		Consumer, Non-cyclical: 20.5%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,472,550	0.5
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,812,200	0.4
1,545,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,647,356	0.2
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,193,400	0.2
2,750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,715,625	0.4
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,252,562	0.2
3,195,000		Amsurg Corp., 5.625%, 07/15/22	3,234,937	0.4
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,908,900	0.3
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,876,156	0.4
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,065,000	0.2
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	1,097,400	0.2
1,165,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,182,475	0.2
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,337,500	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,272,012	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,428,650	0.3
3,390,000	#,&	Capsugel SA, 7.000%, 05/15/19	3,456,071	0.5
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,768,162	0.2
1,290,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	1,369,013	0.2
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,028,000	0.1
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	794,062	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,124,000	0.3
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,091,900	0.2
1,790,000	#	Cott Beverages, Inc., 6.750%, 01/01/20	1,861,600	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,635,100	0.2
860,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	829,900	0.1
1,465,000	#	Endo Finance LLC, 5.375%, 01/15/23	1,450,350	0.2
880,000	#	Endo Finance LLC, 6.000%, 07/15/23	902,000	0.1
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,908,800	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,160,000	0.3
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,199,813	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,130,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,025,000	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,320,000	0.3
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,435,175	0.3
1,000,000		Hertz Corp., 6.750%, 04/15/19	1,034,400	0.1
1,500,000	L	Hertz Corp., 7.375%, 01/15/21	1,569,375	0.2
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,035,025	0.1
1,315,000	#	Hologic, Inc., 5.250%, 07/15/22	1,346,231	0.2
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,727,500	0.5
635,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	650,081	0.1
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,067,500	0.2
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	466,475	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,269,688	0.3
1,736,231		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,741,103	0.2
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,552,700	0.4
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,472,000	0.3
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,927,300	0.4
3,120,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	3,194,100	0.4
3,025,000	#	Multi-Color Corp., 6.125%, 12/01/22	3,108,188	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,193,400	0.2
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,072,500	0.3
3,365,000		Quad/Graphics, Inc., 7.000%, 05/01/22	3,289,288	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	$1,027,500	0.1
2,500,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,629,688	0.4
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	1,008,750	0.1
3,000,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	3,236,250	0.5
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,081,870	0.4
2,145,000		ServiceMaster Co., 7.000%, 08/15/20	2,276,381	0.3
145,000	#	Spectrum Brands, Inc., 5.750%, 07/15/25	147,900	0.0
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,593,750	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,070,000	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,075,450	0.3
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,364,117	0.3
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	801,563	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,123,719	0.3
1,590,000	#	Tenet Healthcare Corp., 6.750%, 06/15/23	1,624,781	0.2
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	823,125	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,043,750	0.1
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,052,500	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	307,875	0.0
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,718,750	0.4
3,050,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,147,219	0.4
250,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	253,125	0.0
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,545,150	0.2
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,127,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	533,125	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,055,625	0.1
580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	600,300	0.1
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,647,725	0.4
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	2,147,600	0.3
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,335,600	0.2
			149,103,211	20.5

		Diversified: 1.3%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,002,500	0.1
2,905,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	3,050,250	0.4
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,307,487	0.2
885,000	#	Horizon Pharma Financing, Inc., 6.625%, 05/01/23	923,719	0.1
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,080,350	0.3
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,267,188	0.2
			9,631,494	1.3

		Energy: 11.5%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,590,000	0.2
610,000		Antero Resources Corp., 5.125%, 12/01/22	579,500	0.1
2,000,000		Antero Resources Corp., 6.000%, 12/01/20	2,030,000	0.3
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	2,817,000	0.4
3,030,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	3,136,050	0.4
3,075,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	2,928,938	0.4
2,710,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	2,682,900	0.4
250,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	258,125	0.0
1,180,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	1,188,850	0.2
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	1,812,500	0.2
2,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	2,275,000	0.3
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,035,000	0.1
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,120,000	0.4
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	3,120,000	0.4
1,760,000	#,L	EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	1,771,000	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,180,000	#,L	Halcon Resources Corp., 8.625%, 02/01/20	$1,169,675	0.2
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	3,063,775	0.4
2,500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	2,037,500	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,951,125	0.3
2,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	2,273,750	0.3
1,950,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,892,865	0.3
3,260,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	3,423,000	0.5
1,175,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	1,063,375	0.1
640,000	#	Paragon Offshore PLC, 6.750%, 07/15/22	214,400	0.0
1,280,000	#	Paragon Offshore PLC, 7.250%, 08/15/24	422,400	0.1
3,350,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	3,415,962	0.5
1,765,000	#	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	1,782,650	0.2
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	650,342	0.1
3,050,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	3,133,875	0.4
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	628,800	0.1
1,990,000		Rosetta Resources, Inc., 5.625%, 05/01/21	2,124,325	0.3
860,000		Rosetta Resources, Inc., 5.875%, 06/01/24	930,950	0.1
1,310,000	L	Sanchez Energy Corp., 6.125%, 01/15/23	1,179,000	0.2
976,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	976,000	0.1
5,260,000	±	SemGroup Corp. Escrow, 11/15/15	—	—
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,873,200	0.3
3,165,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	2,041,425	0.3
3,400,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	3,264,000	0.4
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	603,925	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,502,200	0.2
2,485,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,596,825	0.4
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,023,125	0.4
398,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	410,935	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,618,750	0.4
2,812,000		WPX Energy, Inc., 6.000%, 01/15/22	2,790,910	0.4
			83,403,927	11.5

		Financial: 6.3%
3,565,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,591,737	0.5
500,000		Ally Financial, Inc., 3.500%, 07/18/16	508,750	0.1
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	1,000,620	0.1
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,918,750	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	2,110,430	0.3
3,150,000		CBRE Services, Inc., 5.250%, 03/15/25	3,268,125	0.5
1,000,000		CIT Group, Inc., 4.250%, 08/15/17	1,017,500	0.1
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,045,000	0.1
3,000,000		CIT Group, Inc., 5.000%, 08/15/22	2,977,500	0.4
1,775,000	#	Communications Sales & Leasing, Inc., 8.250%, 10/15/23	1,750,594	0.2
2,000,000		Crown Castle International Corp., 5.250%, 01/15/23	2,022,000	0.3
295,000	#	Energizer Holdings, Inc., 5.500%, 06/15/25	292,050	0.0
2,350,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,297,125	0.3
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,020,400	0.3
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,036,250	0.1
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,514,375	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,190,000	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		International Lease Finance Corp., 8.625%, 09/15/15	$1,013,750	0.1
665,000		iStar Financial, Inc., 4.000%, 11/01/17	655,856	0.1
1,330,000		iStar Financial, Inc., 5.000%, 07/01/19	1,316,700	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	28,142	0.0
3,035,000		Navient Corp., 5.875%, 10/25/24	2,860,487	0.4
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,409,788	0.3
1,210,000	#,L	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,229,663	0.2
590,000	#	RHP Hotel Properties L.P. / RHP Finance Corp., 5.000%, 04/15/23	581,150	0.1
1,250,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	1,296,875	0.2
1,250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,270,313	0.2
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	594,000	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,062,500	0.2
			45,880,430	6.3

		Industrial: 8.3%
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,775,200	0.5
630,000	#	AECOM Technology Corp., 5.750%, 10/15/22	639,450	0.1
630,000	#	AECOM Technology Corp., 5.875%, 10/15/24	640,237	0.1
2,754,813	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,865,006	0.4
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	452,206	0.1
1,170,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,197,787	0.2
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,159,200	0.4
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,092,500	0.3
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,650,000	0.2
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,485,000	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,606,250	0.4
295,000	#	EnerSys, 5.000%, 04/30/23	293,248	0.0
3,000,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,748,750	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,984,800	0.4
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,771,869	0.2
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,145,000	0.3
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,876,400	0.4
2,900,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,965,250	0.4
664,000		AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	685,580	0.1
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,675,000	0.4
1,970,000		SBA Communications Corp., 4.875%, 07/15/22	1,925,675	0.3
1,000,000	#,L	Sealed Air Corp., 5.500%, 09/15/25	1,010,000	0.1
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	553,750	0.1
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,157,875	0.3
1,180,000	#	TransDigm, Inc., 6.500%, 05/15/25	1,172,625	0.2
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,329,950	0.2
1,340,000		TransDigm, Inc., 6.000%, 07/15/22	1,329,950	0.2
3,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	3,030,000	0.4
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,150,675	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,653,125	0.4
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	721,406	0.1
1,170,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	1,148,063	0.1
			59,891,827	8.3

		Technology: 5.0%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	577,500	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,709,000	0.4
1,210,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,247,812	0.2
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,613,906	0.2
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,441,250	0.3
1,850,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,320,437	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,488,750	0.2
1,200,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	1,243,500	0.2
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,082,812	0.6
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,666,813	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,750,000	#	First Data Corp., 8.250%, 01/15/21	$1,850,625	0.3
1,940,000		First Data Corp., 10.625%, 06/15/21	2,153,400	0.3
1,512,000		First Data Corp., 11.750%, 08/15/21	1,704,780	0.2
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,548,750	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,377,700	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	923,650	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,509,375	0.2
500,000		NCR Corp., 5.000%, 07/15/22	508,750	0.1
750,000		NCR Corp., 6.375%, 12/15/23	797,813	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,766,650	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,597,500	0.2
145,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	146,813	0.0
			36,277,586	5.0

		Utilities: 2.2%
870,000		AES Corp., 5.500%, 03/15/24	846,945	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,378,125	0.2
70,000		AES Corp., 8.000%, 06/01/20	81,200	0.0
585,000	#	Altice US Finance SA, 7.750%, 07/15/25	563,062	0.1
1,275,000		Calpine Corp., 5.375%, 01/15/23	1,259,062	0.2
2,085,000		Calpine Corp., 5.500%, 02/01/24	2,027,663	0.3
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,244,719	0.2
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,112,500	0.4
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,785,000	0.2
1,000,000		NRG Energy, Inc., 7.625%, 01/15/18	1,098,750	0.1
500,000		NRG Energy, Inc., 7.875%, 05/15/21	535,000	0.1
2,000,000		NRG Energy, Inc., 8.250%, 09/01/20	2,100,000	0.3
			16,032,026	2.2

		Total Corporate Bonds/Notes (Cost $707,52 6,504)	698,282,922	96.1

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc: 3.3%
5,640,590		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $5,640,613, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $5,753,402, due 07/15/15–05/20/65)	$5,640,590	0.8
5,640,590		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $5,640,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $5,753,374, due 11/15/15–03/01/48)	5,640,590	0.8
5,640,590		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $5,640,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $5,753,403, due 07/31/15–05/20/65)	5,640,590	0.8
4,098,526		Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,098,537, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $4,180,497, due 03/01/19–02/20/65)	4,098,526	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
2,729,295	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,729,310, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $2,784,926, due 01/15/17–01/15/29)	2,729,295	0.4
		23,749,591	3.3

	Total Short-Term Investments (Cost $23,749,591)	23,749,591	3.3

	Total Investments in Securities (Cost $731,276,095)	$722,032,513	99.4
	Assets in Excess of OtherLiabilities	4,505,055	0.6
	Net Assets	$726,537,568	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

±	Defaulted security

Cost for federal income tax purposes is $731,397,251.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,300,650
Gross Unrealized Depreciation	(21,665,388)
Net Unrealized Depreciation	$(9,364,738)

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Consumer Discretionary: 21.1%
395,811	@	Amazon.com, Inc.	$171,817,597	2.6
114,999	@	Chipotle Mexican Grill, Inc.	69,573,245	1.1
2,006,930		Coach, Inc.	69,459,847	1.1
2,705,248		Comcast Corp. — Class A	162,693,615	2.5
1,441,387	@	Dish Network Corp. - Class A	97,596,314	1.5
3,106,076	@	Hilton Worldwide Holdings, Inc.	85,572,394	1.3
1,939,732		Home Depot, Inc.	215,562,417	3.3
1,018,410		Kohl’s Corp.	63,762,650	1.0
1,033,713	@	Lululemon Athletica, Inc.	67,501,459	1.0
1,342,703		Nike, Inc.	145,038,778	2.2
605,857	@	Ulta Salon Cosmetics & Fragrance, Inc.	93,574,614	1.4
1,207,039		Walt Disney Co.	137,771,431	2.1
			1,379,924,361	21.1

		Consumer Staples: 10.4%
2,019,860		Altria Group, Inc.	98,791,353	1.5
775,398		Church & Dwight Co., Inc.	62,908,040	1.0
914,765		Costco Wholesale Corp. 123,548,161	1.9
1,265,240		CVS Health	132,698,371	2.0
651,122	@	Monster Beverage Corp.	87,263,370	1.3
1,893,933		PepsiCo, Inc.	176,779,706	2.7
			681,989,001	10.4

		Energy: 2.0%
553,703	@	Concho Resources, Inc.	63,044,624	1.0
1,512,249		Halliburton Co.	65,132,564	1.0
			128,177,188	2.0

		Financials: 4.6%
979,735	@	Aon PLC	97,659,985	1.5
308,090		Blackrock, Inc.	106,592,978	1.6
443,702		Intercontinental Exchange, Inc.	99,216,204	1.5
			303,469,167	4.6

		Health Care: 18.1%
555,487	@	Allergan plc	168,568,085	2.6
600,330		Amgen, Inc.	92,162,662	1.4
313,780	@	Biogen, Inc.	126,748,293	1.9
2,153,437		Bristol-Myers Squibb Co.	143,289,698	2.2
811,170	@	Celgene Corp.	93,880,760	1.4
468,590	@	Edwards Lifesciences Corp.	66,741,274	1.0
1,502,041		Gilead Sciences, Inc.	175,858,960	2.7
553,009		McKesson Corp.	124,321,953	1.9
1,724,130		Merck & Co., Inc.	98,154,721	1.5
391,155	@	Shire PLC ADR	94,460,021	1.5
			1,184,186,427	18.1

		Industrials: 11.4%
1,420,789		Ametek, Inc.	77,830,821	1.2
992,255		Danaher Corp.	84,927,105	1.3
2,019,918		Delta Airlines, Inc.	82,978,231	1.3
978,861	@	Ingersoll-Rand PLC - Class A	65,994,809	1.0
1,274,418		Paccar, Inc.	81,320,613	1.2
441,954		Roper Technologies, Inc.	76,219,387	1.2
1,481,930		Textron, Inc.	66,138,536	1.0
1,813,410	@	Tyco International Plc	69,780,017	1.1
1,430,242		Union Pacific Corp.	136,402,180	2.1
			741,591,699	11.4

		Information Technology: 27.2%
3,684,242		Apple, Inc.	462,096,053	7.1
1,713,966	@	Cognizant Technology Solutions Corp.	104,706,183	1.6
1,817,436	@	Electronic Arts, Inc.	120,859,494	1.8
1,588,713	@	Facebook, Inc.	136,255,970	2.1
2,163,957	@	Freescale Semiconductor Holdings Ltd.	86,493,361	1.3
236,231	@	Google, Inc. — Class A	127,574,189	2.0
1,102,504		Intuit, Inc.	111,099,328	1.7
1,427,730		Mastercard, Inc.	133,464,200	2.0
3,317,077		Microsoft Corp.	146,448,950	2.2
1,019,928	@	Qorvo, Inc.	81,869,621	1.3
603,075	@	Red Hat, Inc.	45,791,485	0.7
2,307,564		Visa, Inc.	154,952,923	2.4
748,153	@	VMware, Inc.	64,146,638	1.0
			1,775,758,395	27.2

		Materials: 4.3%
1,547,650	@	Crown Holdings, Inc.	81,886,161	1.2
812,790		Eastman Chemical Co.	66,502,478	1.0
897,945		Packaging Corp. of America	56,112,583	0.9
285,178		Sherwin-Williams Co.	78,429,654	1.2
			282,930,876	4.3

		Total Common Stock (Cost $5,358,129,164)	6,478,027,114	99.1

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
147,931,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $147,931,600)	147,931,600	2.3

		Total Short-Term Investments (Cost $147,931,600)	147,931,600	2.3

		Total Investments in Securities (Cost $5,506,060,764)	$6,625,958,714	101.4
		Liabilities in Excess of Other Assets	(90,884,718)	(1.4)
		Net Assets	$6,535,073,996	100.0

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Cost for federal income tax purposes is $5,519,332,118.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,194,144,184
Gross Unrealized Depreciation	(87,517,588)
Net Unrealized Appreciation	$1,106,626,596

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Consumer Discretionary: 6.9%
684,542		Coach, Inc.	$23,691,999	1.4
190,943	@	Delphi Automotive PLC	16,247,340	1.0
215,891	@	Dish Network Corp. — Class A	14,617,979	0.9
544,638	@	Hilton Worldwide Holdings, Inc.	15,004,777	0.9
368,317		Kohl’s Corp.	23,060,327	1.4
316,798		Viacom — Class B	20,477,823	1.3
			113,100,245	6.9

		Consumer Staples: 6.5%
406,376		Coca-Cola Co.	15,942,131	1.0
432,766		ConAgra Foods, Inc.	18,920,530	1.1
211,358		Dr Pepper Snapple Group, Inc.	15,407,998	0.9
157,767		Kimberly-Clark Corp.	16,718,569	1.0
235,574		Kraft Foods Group, Inc.	20,056,770	1.2
259,335		Philip Morris International, Inc.	20,790,887	1.3
			107,836,885	6.5

		Energy: 14.2%
300,762		Anadarko Petroleum Corp.	23,477,482	1.4
287,503		EOG Resources, Inc.	25,170,888	1.5
345,345		ExxonMobil Corp.	28,732,704	1.8
463,426		Halliburton Co.	19,959,758	1.2
377,120		Occidental Petroleum Corp.	29,328,622	1.8
462,841		Plains GP Holdings L.P.	11,959,812	0.7
355,623	@	Royal Dutch Shell PLC - Class A ADR	20,274,067	1.2
417,239		Schlumberger Ltd.	35,961,829	2.2
330,196	@	Total S.A. ADR	16,235,737	1.0
364,450		Valero Energy Corp.	22,814,570	1.4
			233,915,469	14.2

		Financials: 26.7%
177,099		Ameriprise Financial, Inc.	22,124,978	1.3
364,227		Arthur J. Gallagher & Co.	17,227,937	1.0
577,699		Blackstone Group LP	23,610,558	1.4
760,563		Citigroup, Inc.	42,013,500	2.6
587,110		Discover Financial Services	33,829,278	2.1
418,056		Gaming and Leisure Properties, Inc.	15,325,933	0.9
697,968		Host Hotels & Resorts, Inc.	13,840,705	0.8
743,124		Invesco Ltd.	27,859,719	1.7
831,097		JPMorgan Chase & Co.	56,315,133	3.4
1,088,427		Keycorp	16,348,174	1.0
314,500	@	Lazard Ltd.	17,687,480	1.1
347,647		Lincoln National Corp.	20,587,655	1.3
311,776		Prudential Financial, Inc.	27,286,636	1.7
581,448		Starwood Property Trust, Inc.	12,541,833	0.8
1,176,911		Wells Fargo & Co.	66,189,475	4.0
707,425	@	XL Group PLC	26,316,210	1.6
			439,105,204	26.7

		Health Care: 10.7%
316,617		Bristol-Myers Squibb Co.	21,067,695	1.3
176,093		Gilead Sciences, Inc.	20,616,969	1.3
362,899		Medtronic PLC	26,890,816	1.6
807,151		Merck & Co., Inc.	45,951,106	2.8
1,053,763		Pfizer, Inc.	35,332,673	2.1
214,443		UnitedHealth Group, Inc.	26,162,046	1.6
			176,021,305	10.7

		Industrials: 11.4%
108,723		Boeing Co.	15,082,055	0.9
242,526		Deere & Co.	23,537,148	1.4
153,791		General Dynamics Corp.	21,790,647	1.3
1,986,808		General Electric Co.	52,789,489	3.2
141,566		Hubbell, Inc.	15,328,766	1.0
75,153	@	TransDigm Group, Inc.	16,884,624	1.0
151,930		Union Pacific Corp.	14,489,564	0.9
247,629		United Technologies Corp.	27,469,485	1.7
			187,371,778	11.4

		Information Technology: 9.3%
131,412		Apple, Inc.	16,482,350	1.0
1,441,213		Cisco Systems, Inc.	39,575,709	2.4
1,281,205		Intel Corp.	38,967,850	2.4
344,301	L	Microchip Technology, Inc.	16,328,475	1.0
937,729		Microsoft Corp.	41,400,735	2.5
			152,755,119	9.3

		Materials: 3.6%
410,272		Dow Chemical Co.	20,993,618	1.3
329,460		International Paper Co.	15,679,002	1.0
472,400		Mosaic Co.	22,131,940	1.3
			58,804,560	3.6

		Telecommunication Services: 2.0%
940,128		AT&T, Inc.	33,393,347	2.0

		Utilities: 5.4%
387,084		American Electric Power Co., Inc.	20,503,840	1.3
272,639		DTE Energy Co.	20,349,775	1.2
199,149		Sempra Energy	19,703,802	1.2
678,677		Southern Co.	28,436,566	1.7
			88,993,983	5.4
		Total Common Stock (Cost$1,543,471,629)	1,591,297,895	96.7

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 1.0%
3,897,914	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,897,930, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $3,975,872, due 07/15/15–05/20/65)	$3,897,914	0.3
3,897,914	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,897,933, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $3,975,853, due 11/15/15–03/01/48)	3,897,914	0.2
3,897,914	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,897,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $3,975,873, due 07/31/15–05/20/65)	3,897,914	0.2
2,870,696	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,870,704, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $2,928,110. due 03/01/19–02/20/65)	2,870,696	0.2
1,847,832	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,847,842, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,885,496, due 01/15/17–01/15/29)	1,847,832	0.1
		16,412,270	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
15,742,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $15,742,000)	15,742,000	1.0

	Total Short-Term Investments (Cost $32,154,270)	32,154,270	2.0

	Total Investments in Securities (Cost $1,575,625,899)	$1,623,452,165	98.7
	Assets in Excess of OtherLiabilities	22,161,927	1.3
	Net Assets	$1,645,614,092	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $1,576,472,358.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,916,418
Gross Unrealized Depreciation	(58,936,611)
Net Unrealized Appreciation	$46,979,807

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 42.3%
		Basic Materials: 1.9%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,016,706	0.4
664,000		Eastman Chemical Co., 2.400%, 06/01/17	675,445	0.2
532,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	531,053	0.2
400,000	#	Glencore Funding LLC, 2.125%, 04/16/18	397,058	0.1
930,000		Monsanto Co., 1.150%, 06/30/17	924,698	0.3
570,000		PPG Industries, Inc., 2.300%, 11/15/19	571,039	0.2
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	457,599	0.2
417,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	434,722	0.2
382,000		Valspar Corp./The, 6.050%, 05/01/17	407,229	0.1
			5,415,549	1.9

		Communications: 2.0%
690,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,035	0.2
502,000		British Telecommunications PLC, 5.950%, 01/15/18	554,382	0.2
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	879,624	0.3
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	642,205	0.2
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	318,345	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	436,021	0.2
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	654,678	0.2
419,000		Vodafone Group PLC, 5.625%, 02/27/17	445,317	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,106,536	0.4
			5,727,143	2.0

		Consumer, Cyclical: 3.3%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	304,287	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	842,526	0.3
729,000		Costco Wholesale Corp., 1.125%, 12/15/17	727,205	0.2
335,000		CVS Health Corp., 2.250%, 08/12/19	333,678	0.1
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	755,086	0.3
925,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	926,338	0.3
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	420,535	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,081,492	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	280,022	0.1
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	434,660	0.1
542,000		Southwest Airlines Co., 2.750%, 11/06/19	550,032	0.2
766,000		Starbucks Corp., 0.875%, 12/05/16	766,724	0.3
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	502,436	0.2
566,000	#	Volkswagen Group of America Finance LLC, 1.600%, 11/20/17	566,750	0.2
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	285,472	0.1
259,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	259,407	0.1
540,000		Whirlpool Corp., 1.650%, 11/01/17	542,051	0.2
			9,578,701	3.3

		Consumer, Non-cyclical: 8.8%
1,300,000		Abbott Laboratories, 2.000%, 03/15/20	1,289,814	0.4
692,000		AbbVie, Inc., 1.750%, 11/06/17	694,401	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	677,931	0.2
705,000		Actavis Funding SCS, 2.350%, 03/12/18	709,203	0.2
708,000		Altria Group, Inc., 2.625%, 01/14/20	705,409	0.2
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	826,846	0.3
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	611,570	0.2
570,000	#	Baxalta, Inc., 2.000%, 06/22/18	569,351	0.2
457,000		Baxter International, Inc., 0.950%, 06/01/16	456,222	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	594,645	0.2
403,000		Becton Dickinson and Co., 1.450%, 05/15/17	402,831	0.1
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	539,285	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	370,688	0.1
410,000		Eli Lilly & Co., 1.250%, 03/01/18	408,830	0.1
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	298,690	0.1
712,000		Express Scripts, Inc., 3.125%, 05/15/16	723,802	0.3
612,000		Gilead Sciences, Inc., 2.350%, 02/01/20	614,071	0.2
1,060,000	#	HJ Heinz Co., 2.000%, 07/02/18	1,059,855	0.4
860,000	#	JM Smucker Co., 1.750%, 03/15/18	859,549	0.3
241,000		RJ Reynolds Tobacco Co/NC, 3.500%, 08/04/16	246,452	0.1
485,000		McKesson Corp., 1.292%, 03/10/17	484,430	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	608,229	0.2
433,000	#	Medtronic, Inc., 2.500%, 03/15/20	433,635	0.2
680,000		Merck & Co., Inc., 0.700%, 05/18/16	680,021	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
460,000		PepsiCo, Inc., 1.250%, 04/30/18	$458,039	0.2
511,000		Perrigo Co. PLC, 1.300%, 11/08/16	508,952	0.2
678,000		Pfizer, Inc., 1.100%, 05/15/17	678,899	0.2
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	761,881	0.3
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	797,030	0.3
600,000		Procter & Gamble Co, 1.900%, 11/01/19	601,326	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	494,029	0.2
635,000		Sanofi, 1.250%, 04/10/18	632,773	0.2
1,124,000		Synchrony Financial, 1.875%, 08/15/17	1,123,930	0.4
699,000		Sysco Corp., 1.450%, 10/02/17	705,990	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	590,044	0.2
565,000		Ventas Realty L.P., 1.250%, 04/17/17	563,780	0.2
506,000		Ventas Realty L.P., 1.550%, 09/26/16	507,970	0.2
502,000		WellPoint, Inc., 2.250%, 08/15/19	496,029	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	561,556	0.2
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	500,261	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	568,084	0.2
			25,416,333	8.8

		Energy: 2.9%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,937	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	406,008	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	498,373	0.2
493,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	489,742	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	818,405	0.3
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,650	0.1
530,000	#	Columbia Pipeline Group, Inc., 2.450%, 06/01/18	534,183	0.2
340,000		ConocoPhillips Co., 1.500%, 05/15/18	339,717	0.1
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	360,561	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	699,421	0.2
502,000		Hess Corp., 1.300%, 06/15/17	499,579	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	613,447	0.2
507,000		Murphy Oil Corp., 2.500%, 12/01/17	506,258	0.2
350,000		Shell International Finance BV, 2.125%, 05/11/20	349,575	0.1
539,000		Statoil ASA, 1.250%, 11/09/17	538,198	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	320,750	0.1
430,000		Total Capital International SA, 1.550%, 06/28/17	434,133	0.2
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	432,908	0.1
			8,436,845	2.9

		Financial: 18.9%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,092,977	0.4
612,000		Aegon NV, 2.138%, 07/29/49	528,156	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	609,395	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	328,116	0.1
870,000		American International Group, Inc., 5.600%, 10/18/16	918,179	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	539,999	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,074,771	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	590,019	0.2
840,000		Bank of America Corp., 3.750%, 07/12/16	861,264	0.3
656,000		Bank of Montreal, 1.300%, 07/14/17	656,357	0.2
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,426,783	0.5
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 1.700%, 03/05/18	808,321	0.3
704,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	707,211	0.2
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	543,687	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	942,013	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	834,330	0.3
467,000	#	BNP Paribas Home Loan SFH SA, 2.200%, 11/02/15	469,578	0.2
250,000		BPCE SA, 1.613%, 07/25/17	250,620	0.1
546,000		BPCE SA, 1.625%, 02/10/17	551,159	0.2
790,000		Charles Schwab Corp., 1.500%, 03/10/18	790,704	0.3
1,075,000		Citigroup, Inc., 1.850%, 11/24/17	1,078,052	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	592,991	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	504,372	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	625,541	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	485,503	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	607,293	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,081,104	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	$715,563	0.2
750,000		Credit Suisse/New York NY, 1.700%, 04/27/18	747,139	0.3
292,000		Deutsche Bank AG/London, 1.350%, 05/30/17	290,136	0.1
711,000		Deutsche Bank AG/London, 1.875%, 02/13/18	708,936	0.2
540,000		Equity One, Inc., 6.250%, 01/15/17	575,751	0.2
611,000		General Electric Capital Corp., 2.200%, 01/09/20	610,706	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,041,509	0.4
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	736,585	0.3
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	596,292	0.2
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	263,914	0.1
515,000		HSBC USA, Inc., 1.500%, 11/13/17	513,959	0.2
425,000		Huntington National Bank, 1.350%, 08/02/16	425,364	0.1
729,000		Huntington National Bank, 1.700%, 02/26/18	724,706	0.2
810,000		Huntington National Bank, 2.000%, 06/30/18	810,239	0.3
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	537,766	0.2
432,000		John Deere Capital Corp., 1.050%, 10/11/16	433,232	0.1
1,284,000		JPMorgan Chase & Co., 1.350%, 02/15/17	1,285,266	0.4
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,067,102	0.4
496,000		KeyCorp, 2.300%, 12/13/18	500,486	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	219,939	0.1
720,000		Lloyds Bank PLC, 1.750%, 05/14/18	719,402	0.2
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,299,913	0.4
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	928,823	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	436,949	0.1
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	503,246	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	479,252	0.2
550,000		Morgan Stanley, 2.125%, 04/25/18	553,660	0.2
60,000		Morgan Stanley, 2.200%, 12/07/18	60,494	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	738,983	0.3
1,169,000		Morgan Stanley, 5.450%, 01/09/17	1,238,918	0.4
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	623,319	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,208	0.2
375,000		PNC Bank NA, 1.150%, 11/01/16	375,516	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	833,326	0.3
600,000		PNC Funding Corp., 5.625%, 02/01/17	637,797	0.2
596,000		Regions Financial Corp., 2.000%, 05/15/18	595,701	0.2
735,000		Royal Bank of Canada, 1.500%, 01/16/18	735,367	0.3
649,000		Santander Bank NA, 2.000%, 01/12/18	649,004	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	623,909	0.2
280,000		Navient Corp., 3.875%, 09/10/15	280,700	0.1
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	538,025	0.2
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	359,077	0.1
586,000		SunTrust Banks, Inc., 3.500%, 01/20/17	603,607	0.2
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	1,051,839	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	586,485	0.2
915,000		UBS AG/Stamford CT, 1.375%, 08/14/17	911,826	0.3
250,000		UBS AG/Stamford CT, 1.800%, 03/26/18	249,603	0.1
490,000		UBS AG, 5.875%, 07/15/16	511,676	0.2
261,000		US Bancorp, 2.200%, 11/15/16	265,490	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	757,063	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	526,505	0.2
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,620	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	438,737	0.1
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,371,039	0.5
580,000		Westpac Banking Corp., 1.500%, 12/01/17	581,052	0.2
			54,385,216	18.9

		Industrial: 1.1%
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	730,176	0.2
540,000		Corning, Inc., 1.500%, 05/08/18	537,763	0.2
403,000		L-3 Communications Corp., 1.500%, 05/28/17	400,360	0.1
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	747,683	0.3
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	184,436	0.1
500,000		United Technologies Corp., 1.550%, 05/04/18	501,486	0.2
			3,101,904	1.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: 1.6%
504,000		Altera Corp., 1.750%, 05/15/17	507,758	0.2
840,000		Apple, Inc., 0.900%, 05/12/17	840,343	0.3
130,000		International Business Machines Corp., 1.950%, 07/22/16	131,877	0.1
870,000		Intel Corp., 1.350%, 12/15/17	870,048	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	543,920	0.2
525,000		NetApp Inc., 2.000%, 12/15/17	527,841	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	700,112	0.2
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	388,748	0.1
			4,510,647	1.6

		Utilities: 1.8%
525,000		Dominion Resources, Inc., 1.400%, 09/15/17	525,080	0.2
780,000		Dominion Resources, Inc., 1.900%, 06/15/18	781,114	0.3
894,000		Entergy Corp., 4.700%, 01/15/17	930,607	0.3
430,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	430,709	0.1
588,000		PSEG Power, LLC, 2.750%, 09/15/16	599,916	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	467,556	0.2
706,000		Southern Co., 1.300%, 08/15/17	705,155	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	537,182	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	319,111	0.1
			5,296,430	1.8

		Total Corporate Bonds/Notes (Cost $121,654,549)	121,868,768	42.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.1%
54,083	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	54,183	0.0
473,971	#	Banc of America Re- REMIC Trust 2009-UB2 A4AA, 5.815%, 02/24/51	495,774	0.2
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.055%, 09/11/42	2,843,448	1.0
32,205		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	32,221	0.0
768,999		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	768,861	0.3
398,234		Citigroup Commercial Mortgage Trust 2007-C6, 5.899%, 12/10/49	425,884	0.1
670,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	698,603	0.2
667,484		COBALT CMBS Commercial Mortgage Trust 2007-C2, 5.484%, 04/15/47	705,706	0.2
1,260,000	#	COMM 2010-RR1, 5.543%, 12/11/49	1,302,234	0.5
1,593,677		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,657,561	0.6
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.327%, 11/15/44	817,669	0.3
400,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	406,868	0.1
530,000		Commercial Mortgage Trust, 5.380%, 07/15/44	533,120	0.2
926,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	925,329	0.3
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,029,925	0.4
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	566,981	0.2
133,000	#	Del Coronado Trust, 0.986%, 03/15/26	133,064	0.0
130,081		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	130,358	0.0
290,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005- LDP5, 5.567%, 12/15/44	295,183	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014- BXH, 2.436%, 04/15/27	658,373	0.2
1,770,753		JPMorgan Chase Commercial Mortgage Securities Corp., 6.100%, 04/15/45	1,812,115	0.6
2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,016,352	0.7
428,223		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	432,023	0.2
134,516		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	134,529	0.0
247,795		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	255,135	0.1
208,288		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	209,051	0.1
380,446		Morgan Stanley Capital I Trust 2006-IQ11, 5.845%, 10/15/42	383,315	0.1
442,786	#	Morgan Stanley Re- REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	442,533	0.2
1,320,000	#	TIAA CMBS I Trust 2001- C1A L, 5.770%, 06/19/33	1,369,999	0.5
720,000		Wachovia Bank Commercial Mortgage Trust 2005-C21 AM, 5.432%, 10/15/44	722,834	0.3
321,492		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, 5.448%, 12/15/44	321,992	0.1
684,886		Wachovia Bank Commercial Mortgage Trust Series 2006-C24 A3, 5.558%, 03/15/45	693,874	0.2
219,125		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	220,368	0.1

		Total Collateralized Mortgage Obligations (Cost $23,983,695)	23,495,465	8.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 30.4%
		U.S. Treasury Notes: 30.4%
39,209,000		0.625%, due 06/30/17	$39,190,611	13.6
9,214,000		1.125%, due 06/15/18	9,244,231	3.2
32,945,000		1.500%, due 07/31/16	33,343,931	11.6
4,702,000		1.625%, due 06/30/20	4,697,590	1.6
1,129,000		2.125%, due 06/30/22	1,132,704	0.4

		Total U.S. Treasury Obligations (Cost $87,601,254)	87,609,067	30.4

ASSET-BACKED SECURITIES: 15.6%
		Automobile Asset-Backed Securities: 5.8%
1,500,000	#	Bank of The West Auto Trust 2014-1, 1.650%, 03/16/20	1,505,897	0.5
350,000	#	Bank of The West Auto Trust 2015-1, 1.660%, 09/15/20	350,022	0.1
210,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	210,573	0.1
740,000		Capital Auto Receivables Asset Trust 2015-1, 1.610%, 06/20/19	740,776	0.3
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	262,091	0.1
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	663,981	0.2
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	940,780	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	450,626	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	481,547	0.2
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,336,862	0.5
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	967,269	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	844,133	0.3
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	710,856	0.2
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,359	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	420,282	0.1
309,000		Nissan Auto Lease 2013- A, 0.740%, 10/15/18	309,134	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,383,186	0.5
715,710		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	717,035	0.3
380,000	#	Porsche Innovative Lease Owner Trust 2015-1, 1.430%, 05/21/21	379,779	0.1
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,008,367	0.4
320,000		Toyota Auto Receivables 2015-B Owner Trust, 1.740%, 09/15/20	321,511	0.1
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	699,505	0.2
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	711,253	0.3
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	399,452	0.1
120,131		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	120,001	0.0
810,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	809,292	0.3
			16,844,569	5.8

		Credit Card Asset-Backed Securities: 3.8%
1,500,000		Cabela’s Credit Card Master Note Trust, 2.260%, 03/15/23	1,512,761	0.5
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,458,172	0.5
200,000		Chase Issuance Trust, 0.556%, 04/15/21	199,890	0.1
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	424,920	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,326,648	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,485,597	0.5
1,300,000		Discover Card Execution Note Trust 2015-A1 A1, 0.536%, 08/17/20	1,301,173	0.5
400,000		Discover Card Execution Note Trust, 0.616%, 07/15/21	401,336	0.1
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	733,416	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	474,526	0.2
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,095,764	0.4
430,000		Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	430,026	0.1
			10,844,229	3.8

		Home Equity Asset-Backed Securities: 0.1%
296,788		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	301,392	0.1

		Other Asset-Backed Securities: 5.9%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.524%, 09/17/31	755,740	0.3
510,000	#	Ares XII CLO Ltd. 2007- 12A C, 2.282%, 11/25/20	504,748	0.2
250,000	#	Ares XII CLO Ltd., 3.532%, 11/25/20	247,703	0.1
500,000	#	Atrium V, 0.966%, 07/20/20	483,340	0.2
500,000	#	Babson CLO, Inc. 2005-III, 0.679%, 11/10/19	495,117	0.2
110,908	#	Black Diamond CLO Ltd., 0.631%, 06/20/17	110,779	0.0
750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	726,021	0.2
800,000	#	Castle Garden Funding, 1.034%, 10/27/20	786,327	0.3
750,000	#	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	739,745	0.2
600,000	#	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	584,752	0.2
1,000,000	#	Clydesdale CLO 2006 Ltd, 0.954%, 12/19/18	967,915	0.3
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	621,298	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
607,667		CNH Equipment Trust, 0.650%, 04/16/18	$607,219	0.2
250,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	247,084	0.1
750,000	#	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	742,513	0.3
1,000,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.727%, 04/23/21	998,399	0.3
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.524%, 05/15/21	399,500	0.1
500,000	#	GoldenTree Loan Opportunities III Ltd., 1.528%, 05/01/22	479,739	0.2
500,000	#	GoldenTree Loan Opportunities V Ltd., 3.525%, 10/18/21	499,979	0.2
208,782	#	GSAMP Trust 2005-SEA2, 0.535%, 01/25/45	205,173	0.1
500,000	#	GSC Group CDO Fund VIII Ltd, 1.024%, 04/17/21	494,793	0.2
750,000	#	Gulf Stream — Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	750,433	0.3
400,000	#	Gulf Stream — Compass CLO, 2.279%, 10/28/19	400,017	0.1
500,000	#	Gulf Stream — Sextant CLO 2007-1 Ltd., 2.683%, 06/17/21	491,154	0.2
750,000	#	Kingsland III Ltd., 0.932%, 08/24/21	718,606	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	497,338	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	999,403	0.3
500,000	#	Muir Grove CLO Ltd., 3.277%, 03/25/20	495,006	0.2
1,000,000	#	Race Point IV CLO Ltd., 1.028%, 08/01/21	997,511	0.3
			17,047,352	5.9

		Total Asset-Backed Securities (Cost $44,949,110)	45,037,542	15.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Bank: 0.0%
150,000		1.150%, due 02/22/18	150,043	0.0

		Federal Home Loan Mortgage Corporation: 0.7%##
2,000,000		0.875%, due 10/14/16	2,010,104	0.7
48		2.000%, due 01/01/17	49	0.0
1,157		2.057%, due 07/01/24	1,198	0.0
			2,011,351	0.7

		Federal National Mortgage Association: 0.2%##
222,133		1.074%, due 11/25/16	223,014	0.1
787		2.194%, due 12/01/17	789	0.0
3,684		6.000%, due 07/01/16	3,739	0.0
7,708		6.000%, due 03/01/17	7,924	0.0
12,314		6.000%, due 05/01/17	12,654	0.0
7,407		6.000%, due 09/01/17	7,424	0.0
132,109		6.500%, due 10/01/22	151,811	0.1
34,542		6.500%, due 10/01/32	39,701	0.0

		Federal National Mortgage Association: 0.2%##
17,002		7.000%, due 10/01/32	$17,420	0.0
			464,476	0.2

		Government National Mortgage Association: 0.4%
945,712		4.397%, due 05/16/51	1,021,447	0.4
7,090		9.000%, due 12/15/26	8,206	0.0
			1,029,653	0.4

		Total U.S. Government Agency Obligations (Cost $3,615,055)	3,655,523	1.3

		Total Long-Term Investments (Cost $281,803,663)	281,666,365	97.7

SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateralcc: 0.4%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15–05/20/65)	1,000,000	0.4
98,324		Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $98,324, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $100,290, due 07/31/15–05/20/65)	98,324	0.0
			1,098,324	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
8,588,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $8,588,000)	8,588,000	3.0

	Total Short-Term Investments (Cost $9,686,324)	9,686,324	3.4

	Total Investments in Securities (Cost $291,489,987)	$291,352,689	101.1
	Liabilities in Excess of Other Assets	(3,076,526)	(1.1)
	Net Assets	$288,276,163	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $291,491,675.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$634,627
Gross Unrealized Depreciation	(773,613)
Net Unrealized Depreciation	$(138,986)

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 14.6%
33,949		ARAMARK Holdings Corp.	$1,051,401	0.3
81,890	@	Bed Bath & Beyond, Inc.	5,648,772	1.5
135,010	@	Carmax, Inc.	8,939,012	2.3
174,690	@	Carnival Corp.	8,627,939	2.3
41,500		CBS Corp. — Class B	2,303,250	0.6
78,223		Comcast Corp. — Class A	4,704,331	1.2
39,424	@	Delphi Automotive PLC	3,354,588	0.9
2,925		Las Vegas Sands Corp.	153,767	0.0
141,710		Lowe’s Cos, Inc.	9,490,319	2.5
9,715		McDonald’s Corp.	923,605	0.2
41,945	@	Michaels Cos, Inc.	1,128,740	0.3
4,039	@	Mohawk Industries, Inc.	771,045	0.2
2,100	@	Priceline.com, Inc.	2,417,877	0.6
9,874		PVH Corp.	1,137,485	0.3
80,030		Scripps Networks Interactive — Class A	5,231,561	1.4
			55,883,692	14.6

		Consumer Staples: 8.1%
122,540		Altria Group, Inc.	5,993,431	1.6
98,380		Coca-Cola Co.	3,859,447	1.0
52,201		CVS Health	5,474,841	1.5
20,119	@	Diageo PLC ADR	2,334,609	0.6
47,390		Energizer Holdings, Inc.	6,234,155	1.6
38,134		PepsiCo, Inc.	3,559,428	0.9
28,245		Philip Morris International, Inc.	2,264,402	0.6
14,276		Walgreens Boots Alliance, Inc.	1,205,465	0.3
			30,925,778	8.1

		Energy: 5.4%
39,670		Apache Corp.	2,286,182	0.6
55,234	@	Canadian Natural Resources Ltd.	1,500,156	0.4
67,064		Chevron Corp.	6,469,664	1.7
78,151		ConocoPhillips	4,799,253	1.2
14,989		Halliburton Co.	645,576	0.2
23,640		Noble Energy, Inc.	1,008,955	0.3
31,525		Range Resources Corp.	1,556,705	0.4
14,265		Schlumberger Ltd.	1,229,500	0.3
20,538		Williams Cos., Inc.	1,178,676	0.3
			20,674,667	5.4

		Financials: 19.2%
12,830	@	Alleghany Corp.	6,014,191	1.6
64,215		American Express Co.	4,990,790	1.3
25,995	@	Aon PLC	2,591,182	0.7
578,270		Bank of America Corp.	9,842,155	2.6
94,342	@	Berkshire Hathaway, Inc. — Class B	12,840,890	3.3
32,190		Blackrock, Inc.	11,137,096	2.9
96,856		Citigroup, Inc.	5,350,325	1.4
14,180		Goldman Sachs Group, Inc.	2,960,642	0.8
91,864		JPMorgan Chase & Co.	6,224,705	1.6
18,430		Rayonier, Inc.	470,886	0.1
197,345		Wells Fargo & Co.	11,098,683	2.9
			73,521,545	19.2

		Health Care: 12.8%
67,519		Abbott Laboratories	3,313,832	0.9
9,990		Baxter International, Inc.	698,601	0.2
4,415	@	Biogen, Inc.	1,783,395	0.5
129,000		Bristol-Myers Squibb Co.	8,583,660	2.2
34,734		Cardinal Health, Inc.	2,905,499	0.8
27,140	@	Celgene Corp.	3,141,048	0.8
17,120		Cigna Corp.	2,773,440	0.7
98,380		Eli Lilly & Co.	8,213,746	2.1
38,309		Johnson & Johnson	3,733,595	1.0
73,247		Medtronic PLC	5,427,603	1.4
4,390	@	Perrigo Co. PLC	811,404	0.2
117,180		Pfizer, Inc.	3,929,045	1.0
26,877		St. Jude Medical, Inc.	1,963,902	0.5
15,293	@	Vertex Pharmaceuticals, Inc.	1,888,380	0.5
			49,167,150	12.8

		Industrials: 10.8%
64,610		Deere & Co.	6,270,400	1.6
10,495		Dun & Bradstreet Corp.	1,280,390	0.3
33,723		FedEx Corp.	5,746,399	1.5
20,002		Fortune Brands Home & Security, Inc.	916,492	0.2
61,610		General Dynamics Corp.	8,729,521	2.3
135,967		General Electric Co.	3,612,643	1.0
45,513		Honeywell International, Inc.	4,640,961	1.2
8,295	@	IHS, Inc.	1,066,986	0.3
4,664		Kansas City Southern	425,357	0.1
83,570		Nielsen Holdings NV	3,741,429	1.0
60,490	@	Tyco International Plc	2,327,655	0.6
23,769		United Technologies Corp.	2,636,695	0.7
			41,394,928	10.8

		Information Technology: 20.3%
136,575		Activision Blizzard, Inc.	3,306,481	0.9
12,235	@	Alibaba Group Holding Ltd. ADR	1,006,573	0.3
64,219		Apple, Inc.	8,054,668	2.1
56,976		Broadcom Corp.	2,933,694	0.8
170,900		Cisco Systems, Inc.	4,692,914	1.2
279,090		Corning, Inc.	5,506,446	1.4
32,164	@	Electronic Arts, Inc.	2,138,906	0.6
278,674		EMC Corp.	7,354,207	1.9
33,285	@	Facebook, Inc.	2,854,688	0.7
3,818	@	Google, Inc. — Class A	2,061,873	0.5
7,163		Google, Inc. — Class C	3,728,413	1.0
34,641		Hewlett-Packard Co.	1,039,576	0.3
21,950		International Business Machines Corp.	3,570,387	0.9
150,590		Intel Corp.	4,580,195	1.2
14,353		Intuit, Inc.	1,446,352	0.4
39,681		Mastercard, Inc.	3,709,380	1.0
169,415		Microsoft Corp.	7,479,672	1.9
36,727		Qualcomm, Inc.	2,300,212	0.6
13,290		Skyworks Solutions, Inc.	1,383,489	0.4
128,020		Visa, Inc.	8,596,543	2.2
			77,744,669	20.3

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

		Materials: 4.3%
24,760	@	LyondellBasell Industries NV — Class A	$2,563,155	0.7
9,565		Monsanto Co.	1,019,534	0.3
101,280		Mosaic Co.	4,744,968	1.2
17,970		NewMarket Corp.	7,976,703	2.1
			16,304,360	4.3

		Telecommunication Services: 2.2%
179,044		Verizon Communications, Inc.	8,345,241	2.2

		Utilities: 0.6%
15,080		DTE Energy Co.	1,125,571	0.3
21,058		Edison International	1,170,404	0.3
			2,295,975	0.6

		Total Common Stock (Cost $328,718,933)	376,258,005	98.3

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
7,292,230		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,292,230)	7,292,230	1.9

		Total Short-Term Investments (Cost $7,292,230)	7,292,230	1.9

		Total Investments in Securities (Cost $336,011,163)	$383,550,235	100.2
		Liabilities in Excess of Other Assets	(627,225)	(0.2)
		Net Assets	$382,923,010	100.0

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

ADR	American Depositary Receipt

Cost for federal income tax purposes is $337,045,931.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,570,174
Gross Unrealized Depreciation	(8,065,870)
Net Unrealized Appreciation	$46,504,304

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 12.7%
94,710	@	Amazon.com, Inc.	$41,112,664	0.9
18,666	@	Autonation, Inc.	1,175,585	0.0
7,869	@	Autozone, Inc.	5,247,836	0.1
42,489	@	Bed Bath & Beyond, Inc.	2,930,891	0.1
72,622		Best Buy Co., Inc.	2,368,203	0.1
56,119		BorgWarner, Inc.	3,189,804	0.1
54,682		Cablevision Systems Corp.	1,309,087	0.0
51,894	@	Carmax, Inc.	3,435,902	0.1
111,860	@	Carnival Corp.	5,524,765	0.1
112,298		CBS Corp. — Class B	6,232,539	0.1
7,701	@	Chipotle Mexican Grill, Inc.	4,659,028	0.1
68,526		Coach, Inc.	2,371,685	0.1
623,417		Comcast Corp. — Class A	37,492,298	0.8
31,200		Darden Restaurants, Inc.	2,217,696	0.1
71,614	@	Delphi Automotive PLC	6,093,635	0.1
124,707	@	DirecTV Group	11,571,563	0.3
36,994		Discovery Communications, Inc. — Class A	1,230,420	0.0
64,758		Discovery Communications, Inc. — Class C	2,012,679	0.0
73,690		Dollar General Corp.	5,728,661	0.1
51,141	@	Dollar Tree, Inc.	4,039,628	0.1
82,748		D.R. Horton, Inc.	2,263,985	0.1
24,730		Expedia, Inc.	2,704,226	0.1
23,845		Family Dollar Stores, Inc.	1,879,224	0.0
985,981		Ford Motor Co.	14,799,575	0.3
10,654	@,L	Fossil Group, Inc.	738,961	0.0
26,470	L	GameStop Corp.	1,137,151	0.0
28,133	@	Gannett Co., Inc.	393,581	0.0
65,214		Gap, Inc.	2,489,218	0.1
29,914	@	Garmin Ltd.	1,314,122	0.0
334,845		General Motors Co.	11,160,384	0.2
37,750		Genuine Parts Co.	3,379,758	0.1
66,908		Goodyear Tire & Rubber Co.	2,017,276	0.0
68,268		H&R Block, Inc.	2,024,146	0.0
99,623		Hanesbrands, Inc.	3,319,438	0.1
51,851		Harley-Davidson, Inc.	2,921,804	0.1
17,648		Harman International Industries, Inc.	2,099,053	0.0
27,787		Hasbro, Inc.	2,078,190	0.0
322,177		Home Depot, Inc.	35,803,530	0.8
102,418		Interpublic Group of Cos., Inc.	1,973,595	0.0
162,414		Johnson Controls, Inc.	8,044,365	0.2
49,078		Kohl’s Corp.	3,072,774	0.1
60,828		L Brands, Inc.	5,214,784	0.1
34,178		Leggett & Platt, Inc.	1,663,785	0.0
44,279		Lennar Corp.	2,260,000	0.1
231,328		Lowe’s Cos, Inc.	15,492,036	0.3
83,438		Macy’s, Inc.	5,629,562	0.1
51,146		Marriott International, Inc.	3,804,751	0.1
83,916		Mattel, Inc.	2,155,802	0.0
237,734		McDonald’s Corp.	22,601,371	0.5
67,884		McGraw-Hill Cos., Inc.	6,818,948	0.2
49,283	@	Michael Kors Holdings Ltd.	2,074,321	0.0
15,410	@	Mohawk Industries, Inc.	2,941,769	0.1
15,036	@	NetFlix, Inc.	9,877,750	0.2
66,644		Newell Rubbermaid, Inc.	2,739,735	0.1
124,194	@	News Corp — Class A	1,811,990	0.0
172,723		Nike, Inc.	18,657,538	0.4
34,971		Nordstrom, Inc.	2,605,340	0.1
60,596		Omnicom Group, Inc.	4,210,816	0.1
25,048	@	O’Reilly Automotive, Inc.	5,660,347	0.1
12,857	@	Priceline.com, Inc.	14,803,164	0.3
81,388		Pulte Homes, Inc.	1,639,968	0.0
20,510		PVH Corp.	2,362,752	0.1
14,989		Ralph Lauren Corp.	1,983,944	0.0
102,630		Ross Stores, Inc.	4,988,844	0.1
40,908	@	Royal Caribbean Cruises Ltd.	3,219,051	0.1
23,573		Scripps Networks Interactive — Class A	1,540,967	0.0
158,897		Staples, Inc.	2,432,713	0.1
372,159		Starbucks Corp.	19,953,305	0.4
42,384		Starwood Hotels & Resorts Worldwide, Inc.	3,436,919	0.1
158,361		Target Corp.	12,927,008	0.3
56,266		TEGNA, Inc.	1,804,451	0.0
27,870		Tiffany & Co.	2,558,466	0.1
70,113		Time Warner Cable, Inc.	12,492,033	0.3
204,521		Time Warner, Inc.	17,877,181	0.4
168,752		TJX Cos., Inc.	11,166,320	0.2
33,838		Tractor Supply Co.	3,043,390	0.1
27,764	@	TripAdvisor, Inc.	2,419,355	0.1
438,857		Twenty-First Century Fox, Inc. — Class A	14,282,601	0.3
41,698	@	Under Armour, Inc.	3,479,281	0.1
24,153	@	Urban Outfitters, Inc.	845,355	0.0
84,323		VF Corp.	5,880,686	0.1
88,612		Viacom — Class B	5,727,880	0.1
387,170		Walt Disney Co.	44,191,584	1.0
19,506		Whirlpool Corp.	3,375,513	0.1
29,774		Wyndham Worldwide Corp.	2,438,788	0.1
20,222		Wynn Resorts Ltd.	1,995,305	0.0
107,246		Yum! Brands, Inc.	9,660,720	0.2
			584,307,114	12.7

		Consumer Staples: 9.2%
487,752		Altria Group, Inc.	23,855,950	0.5
153,867		Archer-Daniels-Midland Co.	7,419,467	0.2
38,649		Brown-Forman Corp.	3,871,857	0.1
44,079		Campbell Soup Co.	2,100,364	0.0
32,536		Clorox Co.	3,384,395	0.1
972,953		Coca-Cola Co.	38,168,946	0.8
53,163		Coca-Cola Enterprises, Inc.	2,309,401	0.0
210,893		Colgate-Palmolive Co.	13,794,511	0.3
105,919		ConAgra Foods, Inc.	4,630,779	0.1
42,022		Constellation Brands, Inc.	4,875,392	0.1
109,004		Costco Wholesale Corp.	14,722,080	0.3
279,853		CVS Health	29,350,983	0.6
47,554		Dr Pepper Snapple Group, Inc.	3,466,687	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples (continued)
55,373		Estee Lauder Cos., Inc.	$4,798,624	0.1
147,845		General Mills, Inc.	8,237,923	0.2
36,401		Hershey Co.	3,233,501	0.1
33,429		Hormel Foods Corp.	1,884,393	0.0
24,039		JM Smucker Co.	2,606,068	0.1
62,145		Kellogg Co.	3,896,491	0.1
28,641		Keurig Green Mountain, Inc.	2,194,760	0.0
90,305		Kimberly-Clark Corp.	9,569,621	0.2
146,900		Kraft Foods Group, Inc.	12,507,066	0.3
121,582		Kroger Co.	8,815,911	0.2
31,694		McCormick & Co., Inc.	2,565,629	0.0
50,234		Mead Johnson Nutrition Co.	4,532,111	0.1
39,597		Molson Coors Brewing Co.	2,764,267	0.1
403,441		Mondelez International, Inc.	16,597,563	0.4
36,465	@	Monster Beverage Corp.	4,887,039	0.1
366,095		PepsiCo, Inc.	34,171,307	0.7
384,224		Philip Morris International, Inc.	30,803,238	0.7
672,886		Procter & Gamble Co.	52,646,601	1.1
103,096		Reynolds American, Inc.	7,697,147	0.2
147,267		Sysco Corp.	5,316,339	0.1
72,357		Tyson Foods, Inc.	3,084,579	0.1
216,427		Walgreens Boots Alliance, Inc.	18,275,096	0.4
391,398		Wal-Mart Stores, Inc.	27,761,860	0.6
88,862		Whole Foods Market, Inc.	3,504,717	0.1
			424,302,663	9.2

		Energy: 7.7%
125,980		Anadarko Petroleum Corp.	9,833,999	0.2
93,529		Apache Corp.	5,390,076	0.1
107,810		Baker Hughes, Inc.	6,651,877	0.1
102,584		Cabot Oil & Gas Corp.	3,235,499	0.1
47,474	@	Cameron International Corp.	2,486,213	0.1
128,370	L	Chesapeake Energy Corp.	1,433,893	0.0
466,402		Chevron Corp.	44,993,801	1.0
23,233		Cimarex Energy Co.	2,562,832	0.1
305,800		ConocoPhillips	18,779,178	0.4
56,754		Consol Energy, Inc.	1,233,832	0.0
95,845		Devon Energy Corp.	5,701,819	0.1
16,670		Diamond Offshore Drilling	430,253	0.0
58,122	@	Ensco PLC	1,294,377	0.0
136,149		EOG Resources, Inc.	11,919,845	0.3
37,786		EQT Corp.	3,073,513	0.1
1,037,012		ExxonMobil Corp.	86,279,398	1.9
57,272	@	FMC Technologies, Inc.	2,376,215	0.1
211,037		Halliburton Co.	9,089,364	0.2
26,701		Helmerich & Payne, Inc.	1,880,284	0.0
60,586		Hess Corp.	4,051,992	0.1
430,203		Kinder Morgan, Inc.	16,515,493	0.4
167,405		Marathon Oil Corp.	4,442,929	0.1
134,745		Marathon Petroleum Corp.	7,048,511	0.2
41,492		Murphy Oil Corp.	1,724,823	0.0
96,201		National Oilwell Varco, Inc.	4,644,584	0.1
40,379	@	Newfield Exploration Co.	1,458,490	0.0
60,013	@	Noble Corp. PLC	923,600	0.0
95,987		Noble Energy, Inc.	4,096,725	0.1
190,512		Occidental Petroleum Corp.	14,816,118	0.3
51,778		Oneok, Inc.	2,044,195	0.0
134,510		Phillips 66	10,836,126	0.2
37,030		Pioneer Natural Resources Co.	5,135,691	0.1
41,300		Range Resources Corp.	2,039,394	0.0
314,922		Schlumberger Ltd.	27,143,127	0.6
95,983	@	Southwestern Energy Co.	2,181,694	0.1
166,505		Spectra Energy Corp.	5,428,063	0.1
31,234		Tesoro Corp.	2,636,462	0.1
84,713	@,L	Transocean Ltd.	1,365,574	0.0
126,150		Valero Energy Corp.	7,896,990	0.2
167,196		Williams Cos., Inc.	9,595,378	0.2
			354,672,227	7.7

		Financials: 16.2%
81,003	@	ACE Ltd.	8,236,385	0.2
13,573	@	Affiliated Managers Group, Inc.	2,967,058	0.1
107,614		Aflac, Inc.	6,693,591	0.1
330,713		American International Group, Inc.	20,444,678	0.4
101,445		Allstate Corp.	6,580,737	0.1
216,670		American Express Co.	16,839,592	0.4
104,936		American Tower Corp.	9,789,479	0.2
44,987		Ameriprise Financial, Inc.	5,620,226	0.1
69,877	@	Aon PLC	6,965,339	0.2
38,761		Apartment Investment & Management Co.	1,431,444	0.0
16,845		Assurant, Inc.	1,128,615	0.0
32,786		AvalonBay Communities, Inc.	5,241,498	0.1
2,604,764		Bank of America Corp.	44,333,083	1.0
278,161		Bank of New York Mellon Corp.	11,674,417	0.3
181,292		BB&T Corp.	7,307,881	0.2
452,336	@	Berkshire Hathaway, Inc. — Class B	61,567,453	1.3
31,496		Blackrock, Inc.	10,896,986	0.2
38,049		Boston Properties, Inc.	4,605,451	0.1
135,526		Capital One Financial Corp.	11,922,222	0.3
69,373	@	CBRE Group, Inc.	2,566,801	0.1
286,690		Charles Schwab Corp.	9,360,429	0.2
56,985		Chubb Corp.	5,421,553	0.1
36,689		Cincinnati Financial Corp.	1,841,054	0.0
752,537		Citigroup, Inc.	41,570,144	0.9
78,699		CME Group, Inc.	7,323,729	0.2
44,151		Comerica, Inc.	2,265,829	0.1
83,704		Crown Castle International Corp.	6,721,431	0.1
109,752		Discover Financial Services	6,323,910	0.1
71,899	@	E*Trade Financial Corp.	2,153,375	0.0
14,119		Equinix, Inc.	3,586,226	0.1
90,278		Equity Residential	6,334,807	0.1
16,209		Essex Property Trust, Inc.	3,444,412	0.1
200,883		Fifth Third Bancorp	4,182,384	0.1
96,738		Franklin Resources, Inc.	4,743,064	0.1
156,060		General Growth Properties, Inc.	4,004,500	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials (continued)
123,364	@	Genworth Financial, Inc.	$933,865	0.0
99,650		Goldman Sachs Group, Inc.	20,805,924	0.5
104,153		Hartford Financial Services Group, Inc.	4,329,640	0.1
114,507		HCP, Inc.	4,176,070	0.1
87,065		Health Care REIT, Inc.	5,714,076	0.1
187,921		Host Hotels & Resorts, Inc.	3,726,473	0.1
119,516		Hudson City Bancorp., Inc.	1,180,818	0.0
200,534		Huntington Bancshares, Inc.	2,268,040	0.1
27,718		Intercontinental Exchange, Inc.	6,198,022	0.1
106,826		Invesco Ltd.	4,004,907	0.1
46,479		Iron Mountain, Inc.	1,440,849	0.0
920,436		JPMorgan Chase & Co.	62,368,743	1.4
210,400		Keycorp	3,160,208	0.1
102,373		Kimco Realty Corp.	2,307,487	0.1
24,195		Legg Mason, Inc.	1,246,768	0.0
78,209		Leucadia National Corp.	1,898,915	0.0
62,756		Lincoln National Corp.	3,716,410	0.1
73,689		Loews Corp.	2,837,763	0.1
32,980		M&T Bank Corp.	4,120,191	0.1
34,935		Macerich Co.	2,606,151	0.1
133,538		Marsh & McLennan Cos., Inc.	7,571,605	0.2
276,749		Metlife, Inc.	15,495,177	0.3
44,126		Moody’s Corp.	4,763,843	0.1
381,118		Morgan Stanley	14,783,567	0.3
29,374		Nasdaq Stock Market, Inc.	1,433,745	0.0
96,487		Navient Corp.	1,757,028	0.0
54,409		Northern Trust Corp.	4,160,112	0.1
76,667		People’s United Financial, Inc.	1,242,772	0.0
43,560		Plum Creek Timber Co., Inc.	1,767,229	0.0
128,457		PNC Financial Services Group, Inc.	12,286,912	0.3
67,972		Principal Financial Group, Inc.	3,486,284	0.1
132,419		Progressive Corp.	3,685,221	0.1
129,976		ProLogis, Inc.	4,822,110	0.1
112,355		Prudential Financial, Inc.	9,833,310	0.2
36,022		Public Storage, Inc.	6,641,376	0.1
57,676		Realty Income Corp.	2,560,238	0.1
332,439		Regions Financial Corp.	3,444,068	0.1
77,202		Simon Property Group, Inc.	13,357,490	0.3
24,699		SL Green Realty Corp.	2,714,173	0.1
102,107		State Street Corp.	7,862,239	0.2
128,035		SunTrust Bank	5,508,066	0.1
65,167		T. Rowe Price Group, Inc.	5,065,431	0.1
31,278		Torchmark Corp.	1,821,005	0.0
79,045		Travelers Cos., Inc.	7,640,490	0.2
61,885		Unum Group	2,212,389	0.0
439,754		US Bancorp	19,085,324	0.4
82,067		Ventas, Inc.	5,095,540	0.1
43,428		Vornado Realty Trust	4,122,620	0.1
1,162,181		Wells Fargo & Co.	65,361,059	1.4
128,413		Weyerhaeuser Co.	4,045,010	0.1
76,053	@	XL Group PLC	2,829,172	0.1
50,401		Zions Bancorp.	1,599,476	0.0
			743,185,184	16.2

		Health Care: 15.2%
369,247		Abbott Laboratories	18,122,643	0.4
426,491		AbbVie, Inc.	28,655,930	0.6
86,610		Aetna, Inc.	11,039,311	0.2
82,640		Agilent Technologies, Inc.	3,188,251	0.1
55,533	@	Alexion Pharmaceuticals, Inc.	10,038,700	0.2
97,336	@	Allergan plc	29,537,583	0.6
51,763		AmerisourceBergen Corp.	5,504,477	0.1
188,578		Amgen, Inc.	28,950,495	0.6
65,612		Anthem, Inc.	10,769,554	0.2
134,988		Baxter International, Inc.	9,439,711	0.2
51,933		Becton Dickinson & Co.	7,356,309	0.2
58,343	@	Biogen, Inc.	23,567,071	0.5
332,519	@	Boston Scientific Corp.	5,885,586	0.1
413,449		Bristol-Myers Squibb Co.	27,510,896	0.6
82,055		Cardinal Health, Inc.	6,863,901	0.1
196,719	@	Celgene Corp.	22,767,273	0.5
75,952	@	Cerner Corp.	5,245,245	0.1
63,833		Cigna Corp.	10,340,946	0.2
18,415		CR Bard, Inc.	3,143,441	0.1
42,649	@	DaVita, Inc.	3,389,316	0.1
34,678		Dentsply International, Inc.	1,787,651	0.0
26,677	@	Edwards Lifesciences Corp.	3,799,605	0.1
242,213		Eli Lilly & Co.	20,222,363	0.4
50,292	@	Endo International PLC	4,005,758	0.1
180,882	@	Express Scripts Holding Co.	16,087,645	0.4
364,497		Gilead Sciences, Inc.	42,675,309	0.9
71,933	@	HCA Holdings, Inc.	6,525,762	0.1
20,740	@	Henry Schein, Inc.	2,947,569	0.1
42,854	@	Hospira, Inc.	3,801,578	0.1
37,150		Humana, Inc.	7,106,052	0.2
9,142	@	Intuitive Surgical, Inc.	4,429,299	0.1
687,780		Johnson & Johnson	67,031,039	1.5
24,902	@	Laboratory Corp. of America Holdings	3,018,620	0.1
29,013	@	Mallinckrodt PLC — W/I	3,415,410	0.1
57,431		McKesson Corp.	12,911,063	0.3
353,450		Medtronic PLC	26,190,645	0.6
700,721		Merck & Co., Inc.	39,892,047	0.9
102,094	@	Mylan NV	6,928,099	0.2
21,252		Patterson Cos., Inc.	1,033,910	0.0
28,075		PerkinElmer, Inc.	1,477,868	0.0
36,277	@	Perrigo Co. PLC	6,705,078	0.1
1,527,245		Pfizer, Inc.	51,208,525	1.1
35,626		Quest Diagnostics, Inc.	2,583,598	0.1
18,700	@	Regeneron Pharmaceuticals, Inc.	9,539,431	0.2
69,477		St. Jude Medical, Inc.	5,076,684	0.1
74,145		Stryker Corp.	7,086,038	0.2
24,610	@	Tenet Healthcare Corp.	1,424,427	0.0
98,728		Thermo Fisher Scientific, Inc.	12,810,945	0.3
236,095		UnitedHealth Group, Inc.	28,803,590	0.6
22,609		Universal Health Services, Inc.	3,212,739	0.1
24,752	@	Varian Medical Systems, Inc.	2,087,336	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care (continued)
60,457	@	Vertex Pharmaceuticals, Inc.	$7,465,230	0.2
20,510	@	Waters Corp.	2,633,074	0.1
42,264		Zimmer Biomet Holdings, Inc.	4,616,497	0.1
124,003		Zoetis, Inc.	5,979,425	0.1
			697,836,548	15.2

		Industrials: 9.9%
157,332		3M Co.	24,276,328	0.5
42,486	L	ADT Corp.	1,426,255	0.0
23,731	@	Allegion Public Ltd.	1,427,182	0.0
171,831		American Airlines Group, Inc.	6,862,071	0.1
59,903		Ametek, Inc.	3,281,486	0.1
159,507		Boeing Co.	22,126,811	0.5
149,718		Caterpillar, Inc.	12,699,081	0.3
36,171		CH Robinson Worldwide, Inc.	2,256,709	0.0
23,550		Cintas Corp.	1,992,094	0.0
245,043		CSX Corp.	8,000,654	0.2
41,589		Cummins, Inc.	5,456,061	0.1
152,736		Danaher Corp.	13,072,674	0.3
82,808		Deere & Co.	8,036,516	0.2
203,705		Delta Airlines, Inc.	8,368,201	0.2
39,779		Dover Corp.	2,791,690	0.1
8,938		Dun & Bradstreet Corp.	1,090,436	0.0
115,852		Eaton Corp. PLC	7,818,851	0.2
165,756		Emerson Electric Co.	9,187,855	0.2
29,517		Equifax, Inc.	2,865,806	0.1
47,441		Expeditors International Washington, Inc.	2,187,267	0.0
67,426		Fastenal Co.	2,844,029	0.1
65,383		FedEx Corp.	11,141,263	0.2
33,407		Flowserve Corp.	1,759,213	0.0
36,566		Fluor Corp.	1,938,364	0.0
77,457		General Dynamics Corp.	10,974,882	0.2
2,499,064		General Electric Co.	66,400,130	1.4
193,882		Honeywell International, Inc.	19,770,148	0.4
83,901		Illinois Tool Works, Inc.	7,701,273	0.2
65,657	@	Ingersoll-Rand PLC - Class A	4,426,595	0.1
31,148	@	Jacobs Engineering Group, Inc.	1,265,232	0.0
22,844		JB Hunt Transport Services, Inc.	1,875,264	0.0
24,171		Joy Global, Inc.	874,990	0.0
27,418		Kansas City Southern	2,500,522	0.1
20,428		L-3 Communications Holdings, Inc.	2,316,127	0.1
66,358		Lockheed Martin Corp.	12,335,952	0.3
86,212		Masco Corp.	2,299,274	0.0
91,547		Nielsen Holdings NV	4,098,559	0.1
75,610		Norfolk Southern Corp.	6,605,290	0.1
48,064		Northrop Grumman Corp.	7,624,392	0.2
87,998		Paccar, Inc.	5,615,152	0.1
26,497		Pall Corp.	3,297,552	0.1
34,396		Parker Hannifin Corp.	4,001,287	0.1
44,555	@	Pentair PLC	3,063,156	0.1
50,023		Pitney Bowes, Inc.	1,040,979	0.0
34,284		Precision Castparts Corp.	6,852,343	0.1
52,538	@	Quanta Services, Inc.	1,514,145	0.0
75,683		Raytheon Co.	7,241,349	0.2
61,871		Republic Services, Inc.	2,423,487	0.1
33,502		Robert Half International, Inc.	1,859,361	0.0
33,384		Rockwell Automation, Inc.	4,160,982	0.1
32,806		Rockwell Collins, Inc.	3,029,634	0.1
24,932		Roper Technologies, Inc.	4,299,773	0.1
13,222		Ryder System, Inc.	1,155,206	0.0
14,466		Snap-On, Inc.	2,303,711	0.1
165,754		Southwest Airlines Co.	5,484,800	0.1
38,128		Stanley Black & Decker, Inc.	4,012,591	0.1
21,094	@	Stericycle, Inc.	2,824,698	0.1
68,863		Textron, Inc.	3,073,356	0.1
104,426	@	Tyco International Plc	4,018,312	0.1
217,167		Union Pacific Corp.	20,711,217	0.5
172,119		United Parcel Service, Inc. — Class B	16,680,052	0.4
24,051	@	United Rentals, Inc.	2,107,349	0.0
205,336		United Technologies Corp.	22,777,922	0.5
105,602		Waste Management, Inc.	4,894,653	0.1
14,773		WW Grainger, Inc.	3,496,030	0.1
44,985		Xylem, Inc.	1,667,594	0.0
			457,582,218	9.9

		Information Technology: 19.3%
155,326		Accenture PLC	15,032,450	0.3
117,875	@	Adobe Systems, Inc.	9,549,054	0.2
44,287	@	Akamai Technologies, Inc.	3,092,118	0.1
15,390	@	Alliance Data Systems Corp.	4,492,957	0.1
74,678		Altera Corp.	3,823,514	0.1
76,620		Amphenol Corp.	4,441,662	0.1
77,766		Analog Devices, Inc.	4,991,411	0.1
1,428,869		Apple, Inc.	179,215,894	3.9
305,465		Applied Materials, Inc.	5,871,037	0.1
56,463	@	Autodesk, Inc.	2,827,385	0.1
116,453		Automatic Data Processing, Inc.	9,343,024	0.2
63,640	@	Avago Technologies Ltd.	8,459,665	0.2
134,885		Broadcom Corp.	6,945,229	0.1
78,517		CA, Inc.	2,299,763	0.0
1,261,418		Cisco Systems, Inc.	34,638,538	0.8
39,756	@	Citrix Systems, Inc.	2,789,281	0.1
151,423	@	Cognizant Technology Solutions Corp.	9,250,431	0.2
34,148		Computer Sciences Corp.	2,241,475	0.0
312,151		Corning, Inc.	6,158,739	0.1
274,187	@	eBay, Inc.	16,517,025	0.4
77,120	@	Electronic Arts, Inc.	5,128,480	0.1
481,676		EMC Corp.	12,711,430	0.3
17,841	@	F5 Networks, Inc.	2,147,164	0.0
522,381	@	Facebook, Inc.	44,802,007	1.0
70,306		Fidelity National Information Services, Inc.	4,344,911	0.1
18,755	@	First Solar, Inc.	881,110	0.0
58,730	@	Fiserv, Inc.	4,864,606	0.1
34,755		Flir Systems, Inc.	1,071,149	0.0
70,985	@	Google, Inc. — Class A	38,334,739	0.8
71,188		Google, Inc. — Class C	37,054,066	0.8
30,565		Harris Corp.	2,350,754	0.0
448,033		Hewlett-Packard Co.	13,445,470	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology (continued)
227,141		International Business Machines Corp.	$36,946,755	0.8
1,176,622		Intel Corp.	35,786,958	0.8
68,373		Intuit, Inc.	6,889,947	0.1
87,157		Juniper Networks, Inc.	2,263,467	0.0
39,665		KLA-Tencor Corp.	2,229,570	0.0
39,269		Lam Research Corp.	3,194,533	0.1
59,394		Linear Technology Corp.	2,626,997	0.1
240,385		Mastercard, Inc.	22,471,190	0.5
50,181		Microchip Technology, Inc.	2,379,834	0.1
267,199	@	Micron Technology, Inc.	5,034,029	0.1
2,006,402		Microsoft Corp.	88,582,648	1.9
46,041		Motorola Solutions, Inc.	2,639,991	0.1
77,331		NetApp, Inc.	2,440,566	0.1
126,765		Nvidia Corp.	2,549,244	0.1
790,688		Oracle Corp.	31,864,726	0.7
81,081		Paychex, Inc.	3,801,077	0.1
37,064	@	Qorvo, Inc.	2,975,127	0.1
404,171		Qualcomm, Inc.	25,313,230	0.5
45,468	@	Red Hat, Inc.	3,452,385	0.1
151,212	@	Salesforce.com, Inc.	10,528,892	0.2
51,569		SanDisk Corp.	3,002,347	0.1
78,719	@	Seagate Technology	3,739,153	0.1
47,397		Skyworks Solutions, Inc.	4,934,028	0.1
168,837		Symantec Corp.	3,925,460	0.1
100,844	@	TE Connectivity Ltd.	6,484,269	0.1
35,220	@	Teradata Corp.	1,303,140	0.0
258,035		Texas Instruments, Inc.	13,291,383	0.3
40,686		Total System Services, Inc.	1,699,454	0.0
25,991	@,L	VeriSign, Inc.	1,604,165	0.0
479,443		Visa, Inc.	32,194,598	0.7
53,836		Western Digital Corp.	4,221,819	0.1
128,058		Western Union Co.	2,603,419	0.1
257,376		Xerox Corp.	2,738,481	0.1
64,138		Xilinx, Inc.	2,832,334	0.1
216,463	@	Yahoo!, Inc.	8,504,831	0.2
			886,166,585	19.3

		Materials: 3.1%
47,941		Air Products & Chemicals, Inc.	6,559,767	0.1
16,857		Airgas, Inc.	1,783,133	0.0
303,179		Alcoa, Inc.	3,380,446	0.1
27,088		Allegheny Technologies, Inc.	818,058	0.0
22,576		Avery Dennison Corp.	1,375,781	0.0
34,192		Ball Corp.	2,398,569	0.0
58,371		CF Industries Holdings, Inc.	3,752,088	0.1
268,785		Dow Chemical Co.	13,753,728	0.3
36,950		Eastman Chemical Co.	3,023,249	0.1
66,467		Ecolab, Inc.	7,515,424	0.2
224,520		Du Pont E I de Nemours & Co.	14,358,054	0.3
33,120		FMC Corp.	1,740,456	0.0
257,956		Freeport-McMoRan, Inc.	4,803,141	0.1
20,062		International Flavors & Fragrances, Inc.	2,192,576	0.0
104,881		International Paper Co.	4,991,287	0.1
97,434	@	LyondellBasell Industries NV—Class A	10,086,368	0.2
15,398		Martin Marietta Materials, Inc.	2,178,971	0.0
82,875		MeadWestvaco Corp.	3,910,871	0.1
118,085		Monsanto Co.	12,586,680	0.3
76,976		Mosaic Co.	3,606,326	0.1
131,167		Newmont Mining Corp.	3,064,061	0.1
79,153		Nucor Corp.	3,488,273	0.1
39,994	@	Owens-Illinois, Inc.	917,462	0.0
67,426		PPG Industries, Inc.	7,735,111	0.2
71,508		Praxair, Inc.	8,548,781	0.2
52,127		Sealed Air Corp.	2,678,285	0.1
19,646		Sherwin-Williams Co.	5,403,043	0.1
29,621		Sigma-Aldrich Corp.	4,127,686	0.1
32,903		Vulcan Materials Co.	2,761,549	0.1
			143,539,224	3.1

		Telecommunication Services: 2.2%
1,287,984		AT&T, Inc.	45,749,192	1.0
139,823		CenturyLink, Inc.	4,108,000	0.1
286,048		Frontier Communications Corp.	1,415,937	0.0
72,969	@	Level 3 Communications, Inc.	3,843,277	0.1
1,011,559		Verizon Communications, Inc.	47,148,765	1.0
			102,265,171	2.2

		Utilities: 2.8%
169,262		AES Corp.	2,244,414	0.1
29,747		AGL Resources, Inc.	1,385,020	0.0
60,180		Ameren Corp.	2,267,582	0.1
121,517		American Electric Power Co., Inc.	6,436,755	0.1
106,702		Centerpoint Energy, Inc.	2,030,539	0.0
68,453		CMS Energy Corp.	2,179,543	0.1
72,641		Consolidated Edison, Inc.	4,204,461	0.1
147,196		Dominion Resources, Inc.	9,842,997	0.2
44,478		DTE Energy Co.	3,319,838	0.1
171,518		Duke Energy Corp.	12,112,601	0.3
80,809		Edison International	4,491,364	0.1
44,526		Entergy Corp.	3,139,083	0.1
78,785		Eversource Energy	3,577,627	0.1
213,609		Exelon Corp.	6,711,595	0.2
104,673		FirstEnergy Corp.	3,407,106	0.1
110,154		NextEra Energy, Inc.	10,798,397	0.2
78,718		NiSource, Inc.	3,588,754	0.1
82,715		NRG Energy, Inc.	1,892,519	0.0
119,085		Pacific Gas & Electric Co.	5,847,073	0.1
62,704		Pepco Holdings, Inc.	1,689,246	0.0
27,469		Pinnacle West Capital Corp.	1,562,711	0.0
165,706		PPL Corp.	4,883,356	0.1
125,466		Public Service Enterprise Group, Inc.	4,928,304	0.1
35,447		SCANA Corp.	1,795,391	0.0
57,724		Sempra Energy	5,711,213	0.1
225,270		Southern Co.	9,438,813	0.2
58,316		TECO Energy, Inc.	1,029,861	0.0
78,182		WEC Energy Group, Inc.	3,515,853	0.1
125,727		Xcel Energy, Inc.	4,045,895	0.1
			128,077,911	2.8

		Total Common Stock (Cost $2,957,385,112)	4,521,934,845	98.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.1%
311,676	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $311,678, collateralized by various U.S. Government Securities, 0.500%–3.375%, Market Value plus accrued interest $317,910, due 02/28/17–05/15/44)	$311,676	0.0
1,480,537	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,480,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $1,510,148, due 07/15/15–05/20/65)	1,480,537	0.0
1,480,537	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,480,544, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $1,510,141, due 11/15/15–03/01/48)	1,480,537	0.0
1,480,537	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,480,541, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.375%, Market Value plus accrued interest $1,510,153, due 07/15/15–01/15/37)	1,480,537	0.1
1,480,537	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,480,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $1,510,148, due 07/31/15–05/20/65)	1,480,537	0.0
		6,233,824	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
70,853,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $70,853,000)	$70,853,000	1.6

	Total Short-Term Investments (Cost $77,086,824)	77,086,824	1.7

	Total Investments in Securities (Cost $3,034,471,936)	$4,599,021,669	100.0
	Liabilities in Excess of Other Assets	(972,684)	—
	Net Assets	$4,598,048,985	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $3,090,636,602.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,614,827,981
Gross Unrealized Depreciation	(106,442,914)
Net Unrealized Appreciation	$1,508,385,067

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Financials: 98.5%
160,500		Alexandria Real Estate Equities, Inc.	$14,037,330	2.1
1,443,694		American Realty Capital Properties, Inc.	11,737,232	1.7
153,100	@	American Residential Properties, Inc.	2,832,350	0.4
174,252		AvalonBay Communities, Inc.	27,857,667	4.1
153,656		Boston Properties, Inc.	18,598,522	2.8
348,300		Brandywine Realty Trust	4,625,424	0.7
81,900		Camden Property Trust	6,083,532	0.9
220,500		Corrections Corp. of America	7,294,140	1.1
509,200		CubeSmart	11,793,072	1.7
347,750		DCT Industrial Trust, Inc.	10,933,260	1.6
840,300		DDR Corp.	12,991,038	1.9
72,657		Digital Realty Trust, Inc.	4,844,769	0.7
267,900		Douglas Emmett, Inc.	7,217,226	1.1
571,500		Duke Realty Corp.	10,612,755	1.6
97,200		EPR Properties	5,324,616	0.8
527,771		Equity Residential	37,033,691	5.5
91,992		Essex Property Trust, Inc.	19,548,300	2.9
153,400	@	Forest City Enterprises, Inc.	3,390,140	0.5
957,753		General Growth Properties, Inc.	24,575,942	3.6
294,652		HCP, Inc.	10,745,958	1.6
510,200		Health Care REIT, Inc.	33,484,426	5.0
360,145		Healthcare Realty Trust, Inc.	8,376,973	1.2
283,150		Healthcare Trust of America, Inc.	6,781,442	1.0
183,547		Highwoods Properties, Inc.	7,332,703	1.1
101,800		Home Properties, Inc.	7,436,490	1.1
1,151,268		Host Hotels & Resorts, Inc.	22,829,644	3.4
197,200		Kilroy Realty Corp.	13,241,980	2.0
657,978		Kimco Realty Corp.	14,830,824	2.2
197,200		Kite Realty Group Trust	4,825,484	0.7
143,145		Liberty Property Trust	4,612,132	0.7
94,623		Macerich Co.	7,058,876	1.0
340,600		Paramount Group, Inc.	5,844,696	0.9
156,100		Pebblebrook Hotel Trust	6,693,568	1.0
238,400		Pennsylvania Real Estate Investment Trust	5,087,456	0.7
149,200		Post Properties, Inc.	8,112,004	1.2
702,184		ProLogis, Inc.	26,051,026	3.9
162,164		Public Storage, Inc.	29,898,177	4.4
165,700		QTS Realty Trust, Inc.	6,039,765	0.9
368,811		Ramco-Gershenson Properties	6,018,996	0.9
212,900		Regency Centers Corp.	12,556,842	1.9
296,500		RLJ Lodging Trust	8,829,770	1.3
350,031		Simon Property Group, Inc.	60,562,364	9.0
181,574		SL Green Realty Corp.	19,953,167	3.0
1,199,700		Spirit Realty Capital, Inc.	11,601,099	1.7
705,700	@	Strategic Hotels & Resorts, Inc.	8,553,084	1.3
107,951		Sun Communities, Inc.	6,674,610	1.0
565,104		Sunstone Hotel Investors, Inc.	8,482,211	1.3
66,114		Taubman Centers, Inc.	4,594,923	0.7
466,403		UDR, Inc.	14,938,888	2.2
129,595		Ventas, Inc.	8,046,554	1.2
234,113		Vornado Realty Trust	22,224,347	3.3

		Total Common Stock (Cost $602,429,173)	663,651,485	98.5

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
1,625,849		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,625,849)	1,625,849	0.2

		Total Short-Term Investments (Cost $1,625,849)	1,625,849	0.2

		Total Investments in Securities (Cost $604,055,022)	$665,277,334	98.7
		Assets in Excess of Other Liabilities	9,089,290	1.3
		Net Assets	$674,366,624	100.0

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

Cost for federal income tax purposes is $607,908,735.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$77,749,280
Gross Unrealized Depreciation	(20,380,681)
Net Unrealized Appreciation	$57,368,599

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 47.8%
		Consumer Discretionary: 2.9%
24,512	@, L	Dex Media, Inc.	$17,894	0.0
500,000		Ford Motor Co.	7,505,000	0.9
181,208		General Motors Co.	6,039,663	0.7
20,000		Las Vegas Sands Corp.	1,051,400	0.1
125,000		Target Corp.	10,203,750	1.2
			24,817,707	2.9

		Consumer Staples: 0.9%
85,000		PepsiCo, Inc.	7,933,900	0.9

		Energy: 7.4%
400,000	@	BP PLC ADR	15,984,000	1.9
150,000	@	Canadian Oil Sands Ltd.	1,212,970	0.1
110,000		Chevron Corp.	10,611,700	1.2
30,000		Devon Energy Corp.	1,784,700	0.2
35,000		Halliburton Co.	1,507,450	0.2
20,000		Occidental Petroleum Corp.	1,555,400	0.2
293,400	@	Royal Dutch Shell PLC — Class A ADR	16,726,734	1.9
30,000		Schlumberger Ltd.	2,585,700	0.3
161,200		Spectra Energy Corp.	5,255,120	0.6
50,000	@	Total S.A. ADR	2,458,500	0.3
80,000		Williams Cos., Inc.	4,591,200	0.5
			64,273,474	7.4

		Financials: 2.5%
105,800		JPMorgan Chase & Co.	7,169,008	0.8
82,908		Metlife, Inc.	4,642,019	0.6
45,200	@	Royal Bank of Canada	2,764,112	0.3
120,000		Wells Fargo & Co.	6,748,800	0.8
			21,323,939	2.5

		Health Care: 4.5%
56,300		Eli Lilly & Co.	4,700,487	0.5
54,800		Johnson & Johnson	5,340,808	0.6
160,200		Merck & Co., Inc.	9,120,186	1.1
300,000		Pfizer, Inc.	10,059,000	1.2
190,000	@	Sanofi-Aventis SA ADR	9,410,700	1.1
			38,631,181	4.5

		Industrials: 4.1%
16,400		Boeing Co.	2,275,008	0.3
1,222	@	Ceva Holdings LLC	904,169	0.1
400,000		General Electric Co.	10,628,000	1.2
40,000		Lockheed Martin Corp.	7,436,000	0.9
30,500		Raytheon Co.	2,918,240	0.3
100,000		Republic Services, Inc.	3,917,000	0.5
10,000		United Technologies Corp.	1,109,300	0.1
131,000		Waste Management, Inc.	6,071,850	0.7
			35,259,567	4.1

		Information Technology: 3.2%
200,000		Cisco Systems, Inc.	5,492,000	0.6
660,400	@	First Data Holdings, Inc.	3,329,862	0.4
250,000		Intel Corp.	7,603,750	0.9
123,100		Microsoft Corp.	5,434,865	0.6
109,000		Texas Instruments, Inc.	5,614,590	0.7
			27,475,067	3.2

		Materials: 7.7%
70,000	@, L	Agrium, Inc.	7,416,500	0.9
40,000		BASF SE	3,519,725	0.4
377,600		BHP Billiton PLC	7,424,206	0.9
200,000		Dow Chemical Co.	10,234,000	1.2
150,000		Du Pont E I de
		Nemours & Co.	9,592,500	1.1
251,000		Freeport-McMoRan, Inc.	4,673,620	0.5
130,800	@	GoldCorp, Inc.	2,118,960	0.2
60,000	@	LyondellBasell Industries NV — Class A	6,211,200	0.7
60,000		Mosaic Co.	2,811,000	0.3
286,000	@, L	Rio Tinto PLC ADR	11,786,060	1.4
377,600	@	South32 Ltd.	510,238	0.1
			66,298,009	7.7

		Telecommunication Services: 2.8%
250,000		AT&T, Inc.	8,880,000	1.0
30,000		CenturyLink, Inc.	881,400	0.1
800,000		Telstra Corp., Ltd.	3,786,046	0.4
104,000		Verizon Communications, Inc.	4,847,440	0.6
46,025		Verizon Communications, Inc. — VZC	2,142,947	0.3
954,545		Vodafone Group PLC	3,482,058	0.4
			24,019,891	2.8

		Utilities: 11.8%
53,000		AGL Resources, Inc.	2,467,680	0.3
75,000		American Electric Power Co., Inc.	3,972,750	0.5
86,700		Dominion Resources, Inc.	5,797,629	0.7
194,965		Duke Energy Corp.	13,768,428	1.6
47,200	@	Dynegy, Inc.	1,380,600	0.2
335,000		Exelon Corp.	10,525,700	1.2
80,000		FirstEnergy Corp.	2,604,000	0.3
99,930		NextEra Energy, Inc.	9,796,138	1.1
220,000		Pacific Gas & Electric Co.	10,802,000	1.3
100,000		Pinnacle West Capital Corp.	5,689,000	0.7
185,200		PPL Corp.	5,457,844	0.6
160,000		Public Service Enterprise Group, Inc.	6,284,800	0.7
45,600		Sempra Energy	4,511,664	0.5
220,000		Southern Co.	9,218,000	1.1
162,000		TECO Energy, Inc.	2,860,920	0.3
200,000		Xcel Energy, Inc.	6,436,000	0.7
			101,573,153	11.8

		Total Common Stock (Cost $358,993,533)	411,605,888	47.8

PREFERRED STOCK: 4.2%
		Consumer Discretionary: 0.3%
20,000	@	Fiat Chrysler
		Automobiles NV	2,523,000	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: (continued)
		Energy: 0.1%
1,700	#	Chesapeake Energy Corp.	$1,191,063	0.1

		Financials: 2.4%
9,300		Bank of America Corp.	10,341,600	1.2
50	P	Federal National Mortgage Association	650,000	0.1
76,100	L, P	Federal National Mortgage Association - Series S	285,375	0.0
60,000		Felcor Lodging Trust, Inc.	1,535,628	0.2
40,000	P	Morgan Stanley	1,018,400	0.1
6,000		Wells Fargo & Co.	7,050,000	0.8
			20,881,003	2.4

		Health Care: 0.3%
2,500		Allergan PLC	2,606,450	0.3

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	41,000	0.0
1,748	@	Ceva Holdings Series A-2	1,293,394	0.1
			1,334,394	0.1

		Materials: 0.5%
100,000	L	Alcoa, Inc.	3,953,000	0.5

		Utilities: 0.5%
46,300		Dominion Resources, Inc./VA	2,162,210	0.3
17,000		Dominion Resources, Inc./VA — Series A	911,030	0.1
17,000		Dominion Resources, Inc./VA — Series B	915,110	0.1
			3,988,350	0.5

		Total Preferred Stock (Cost $37,951,328)	36,477,260	4.2

EQUITY-LINKED SECURITIES: 4.1%
		Consumer Discretionary: 0.3%
70,000	#, @, Z	Deutshce Bank AG into General Motors Co., 8.000%	2,376,276	0.3

		Consumer Staples: 0.3%
63,000	#, @	Citigroup, Inc. into Whole Foods Market, Inc., 7.000%	2,483,460	0.3

		Energy: 0.8%
30,000	#, @	Barclays Bank PLC into Anadarko Petroleum Corp., 6.000%	2,385,759	0.3
30,000	@, Z	Credit Suisse Group AG into Baker Hughes, Inc., 6.000%	1,786,575	0.2
40,000	@	JPMorgan Chase & C o. into Anadarko Petroleum Corp., 7.000%	3,220,160	0.3
			7,392,494	0.8

		Financials: 0.6%
287,000	@	Goldman Sachs & Co. into Bank of America Corp., 6.000%	$4,945,900	0.6

		Industrials: 0.4%
125,000	#, @	Goldman Sachs & Co. into General Electric Co., 5.500%	3,343,262	0.4

		Information Technology: 1.7%
55,000	#, @	Citigroup, Inc. into Apple, Inc., 7.000%	6,937,535	0.8
123,000	@	Merrill Lynch into Freescale Semiconductor Holdings Ltd., 7.000%	3,222,846	0.4
145,000	@	Merrill Lynch into Intel Corp., 6.500%	4,519,360	0.5
			14,679,741	1.7

		Total Equity-Linked Securities (Cost $36,137,416)	35,221,133	4.1

WARRANTS: 0.0%
		Utilities: 0.0%
21,595	@	Dynegy, Inc.	87,352	0.0

		Total Warrants (Cost $498,071)	87,352	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 1.1%
862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	838,295	0.1
862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	828,598	0.1
5,000,000	#, L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,175,000	0.6
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,860,153	0.3
			9,702,046	1.1

		Communications: 6.4%
1,800,000	#	Altice Financing SA, 6.625%, 02/15/23	1,791,540	0.2
2,200,000	#	Altice SA, 7.625%, 02/15/25	2,073,500	0.2
700,000	#	Altice SA, 7.750%, 05/15/22	679,000	0.1
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,621,875	0.3
7,617,472		Clear Channel Communications, Inc., 6.937%, 01/30/19	7,052,507	0.8
1,485,057		Clear Channel Communications, Inc., 7.687%, 07/30/19	1,395,026	0.2
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,772,858	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	$4,849,500	0.6
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,473,750	0.2
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,115,000	0.2
600,000		Frontier Communications Corp., 8.500%, 04/15/20	628,800	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,576,875	0.2
2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,777,500	0.2
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,430,000	0.3
4,700,000		Sprint Nextel Corp., 7.875%, 09/15/23	4,594,250	0.5
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,130,000	0.5
2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,612,500	0.3
4,000,000	#	Univision Communications, Inc.,
3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,731,520	0.4
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,012,500	0.2
1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,520,625	0.2
			54,739,126	6.4

		Consumer, Cyclical: 2.8%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,900,260	0.2
1,500,000	#, L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,455,000	0.2
2,000,000		Dollar General Corp., 3.250%, 04/15/23	1,906,286	0.2
1,600,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	1,680,000	0.2
3,200,000		Goodyear Tire & Rubber Co., 6.500%, 03/01/21	3,400,000	0.4
1,250,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,271,875	0.1
5,100,000	#	International Game Technology PLC, 6.500%, 02/15/25	4,743,000	0.6
2,500,000		KB Home, 7.500%, 09/15/22	2,612,500	0.3
760,128		Navistar International Corp., 5.750%, 08/17/17	762,503	0.1
2,500,000	#	New Red Finance, Inc., 6.000%, 04/01/22	2,575,000	0.3
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,071,618	0.2
			24,378,042	2.8

		Consumer, Non-cyclical: 2.8%
500,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	510,625	0.1
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,058,750	0.1
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	975,000	0.1
3,600,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	3,546,000	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,130,000	0.3
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,680,000	0.4
2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,117,500	0.2
800,000	#	JBS USA LLC / JBS USA Finance, Inc.,
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,419,313	0.3
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,562,406	0.3
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,045,000	0.1
1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,744,625	0.2
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,342,250	0.2
			23,983,469	2.8

		Diversified: 0.2%
600,000	#	Stena AB, 7.000%, 02/01/24	582,000	0.1
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,402,500	0.1
			1,984,500	0.2

		Energy: 5.2%
1,200,000	#, L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	306,000	0.0
1,100,000		Antero Resources Corp., 5.375%, 11/01/21	1,072,500	0.1
1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	910,000	0.1
2,000,000	L	Bill Barrett Corp., 7.625%, 10/01/19	1,920,000	0.2
3,400,000	L	California Resources Corp., 6.000%, 11/15/24	2,936,750	0.3
4,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	4,095,000	0.5
4,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	4,140,000	0.5
4,000,000		Cobalt International Energy, Inc., 3.125%, 05/15/24	2,917,500	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,900,000		CONSOL Energy, Inc., 5.875%, 04/15/22	$2,476,948	0.3
1,500,000		Denbury Resources, Inc., 5.500%, 05/01/22	1,346,250	0.2
1,500,000	L	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	798,750	0.1
1,800,000	#, L	Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20	1,588,500	0.2
2,500,000		Fieldwood Energy - Term Loan 2L, 8.375%, 09/30/20	1,918,750	0.2
2,000,000	L	Halcon Resources Corp., 9.750%, 07/15/20	1,355,000	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,702,659	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	1,650,420	0.2
800,000	L	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	340,000	0.0
4,937,186		Ocean Rig — Term Loan B1, 6.000%, 03/31/21	4,038,618	0.5
3,000,000	#, L	Peabody Energy Corp., 10.000%, 03/15/22	1,867,500	0.2
2,300,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	2,302,875	0.3
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,800,000	0.3
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	432,500	0.0
1,000,000		Stone Energy Corp., 7.500%, 11/15/22	875,000	0.1
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	1,416,800	0.2
			45,208,320	5.2

		Financial: 3.5%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	1,977,500	0.2
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,593,750	0.2
6,500,000		Citigroup, Inc., 5.875%, 12/29/49	6,522,425	0.8
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,865,000	0.7
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,960,000	0.2
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,908,200	0.2
4,300,000		JPMorgan Chase & Co., 7.900%, 04/29/49	4,553,700	0.5
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,491,000	0.2
2,500,000	#	OneMain Financial Holdings, Inc., 6.750%, 12/15/19	2,612,500	0.3
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,608,000	0.2
			30,092,075	3.5

		Industrial: 1.1%
1,600,000	#, L	Abengoa Finance SAU, 8.875%, 11/01/17	1,672,000	0.2
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,460,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	2,070,000	0.2
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,586,550	0.2
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,290,250	0.1
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,290,250	0.2
			9,369,050	1.1

		Technology: 3.3%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,034,375	0.2
500,000	#, &	Boxer Parent Co., Inc., 9.000%, 10/15/19	356,875	0.0
3,276,964		First Data Corp. — Term Loan B-3, 3.687%, 03/24/18	3,272,867	0.4
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,534,292	0.8
3,187,000	#, &	First Data Corp., 8.750%, 01/15/22	3,396,147	0.4
6,400,000		First Data Corp., 12.625%, 01/15/21	7,408,000	0.9
3,888,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	4,121,280	0.5
1,120,428		SRA International, Inc. — Term Loan B, 6.500%, 07/20/18	1,124,630	0.1
			28,248,466	3.3

		Utilities: 2.2%
3,000,000		Calpine Corp., 5.375%, 01/15/23	2,962,500	0.3
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,416,875	0.4
5,000,000	#	Dynegy, Inc., 7.375%, 11/01/22	5,262,500	0.6
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,475,000	0.5
3,000,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	3,135,000	0.4
			19,251,875	2.2

		Total Corporate Bonds/Notes (Cost $250,578,680)	246,956,969	28.6

		Total Long-Term Investments (Cost $684,159,028)	730,348,602	84.7

SHORT-TERM INVESTMENTS: 11.5%
		U.S. Government Agency Obligations: 5.8%
50,000,000		Federal Home Loan Bank Discount Notes, 0.080%, 07/01/15 (Cost $50,000,000)	50,000,000	5.8

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 5.7%
11,586,423	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $11,586,471, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $11,818,152, due 07/15/15-05/20/65)	$11,586,423	1.4
8,402,479	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $8,402,520, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $8,570,487, due 11/15/15-03/01/48)	8,402,479	1.0
11,674,600	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $11,674,654, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $11,908,092, due 01/15/17-08/15/42)	11,674,600	1.4
11,586,423	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $11,586,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $11,818,155, due 07/31/15-05/20/65)	11,586,423	1.3
5,534,650	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $5,534,680, collateralized by various U.S. Government Securities, 0.125%- 2.500%, Market Value plus accrued interest $5,647,462, due 01/15/17-01/15/29)	5,534,650	0.6
		48,784,575	5.7

	Total Short-Term Investments (Cost $98,784,575)	98,784,575	11.5

	Total Investments in Securities (Cost $782,943,603)	$829,133,177	96.2
	Assets in Excess of Other Liabilities	32,755,082	3.8
	Net Assets	$861,888,259	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security.

&	Payment-in-kind

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $783,578,128.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$109,877,059
Gross Unrealized Depreciation	(64,322,010)
Net Unrealized Appreciation	$45,555,049

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 89.0%
		Consumer Discretionary: 11.6%
108,855		CBS Corp. — Class B	$6,041,452	1.2
28,270	@	Cengage Learning Holdings II L.P.	784,493	0.2
82,700	@	DirecTV Group	7,673,733	1.6
200,920		General Motors Co.	6,696,664	1.4
55,736		Macy’s, Inc.	3,760,508	0.8
173,422	@	Office Depot, Inc.	1,501,835	0.3
440,822	@	Prime AET&D Holdings	—	—
396,385		Reed Elsevier PLC	6,441,486	1.3
55,708		Time Warner Cable, Inc.	9,925,494	2.1
46,639		Time Warner, Inc.	4,076,715	0.8
2,541		Tribune Co.	135,664	0.0
4,425		Tribune Publishing Co.	68,764	0.0
279,054		Twenty-First Century Fox, Inc. Class B	8,991,120	1.9
			56,097,928	11.6

		Consumer Staples: 10.6%
102,130		Altria Group, Inc.	4,995,178	1.1
139,164		Avon Products, Inc.	871,167	0.2
152,846		British American Tobacco PLC	8,229,561	1.7
46,000		CVS Health	4,824,480	1.0
19,980		Energizer Holdings, Inc.	2,628,369	0.6
122,962		Imperial Tobacco Group PLC	5,922,086	1.2
68,810		Kroger Co.	4,989,413	1.0
62,921		PepsiCo, Inc.	5,873,046	1.2
30,451		Philip Morris International, Inc.	2,441,257	0.5
52,458		Reynolds American, Inc.	3,916,514	0.8
74,620		Walgreens Boots Alliance, Inc.	6,300,913	1.3
			50,991,984	10.6

		Energy: 7.7%
29,540		Anadarko Petroleum Corp.	2,305,892	0.5
80,077		Apache Corp.	4,614,837	1.0
93,467		Baker Hughes, Inc.	5,766,914	1.2
220,292		BG Group PLC	3,668,899	0.8
497,615		BP PLC	3,302,491	0.7
78,709		Consol Energy, Inc.	1,711,134	0.3
189,142		Marathon Oil Corp.	5,019,829	1.0
47,184		Murphy Oil Corp.	1,961,439	0.4
223,010		Royal Dutch Shell PLC	6,342,390	1.3
67,165	@	Whiting Petroleum Corp.	2,256,744	0.5
			36,950,569	7.7

		Financials: 20.4%
63,246	@	ACE Ltd.	6,430,853	1.3
165,782		American International Group, Inc.	10,248,643	2.1
9,488		Alexander’s, Inc.	3,890,080	0.8
11,780	@	Alleghany Corp.	5,521,993	1.2
77,708		Allstate Corp.	5,040,918	1.1
107,600	@	Ally Financial, Inc.	2,413,468	0.5
1,206,540		Barclays PLC	4,945,153	1.0
110,377		CIT Group, Inc.	5,131,427	1.1
109,212		Citigroup, Inc.	6,032,871	1.3
169,732		Citizens Financial Group, Inc.	4,635,381	1.0
16,005		Columbia Banking System, Inc.	520,803	0.1
49,872	@	FCB Financial Holdings, Inc.	1,585,929	0.3
31,963	@	Forestar Real Estate Group, Inc.	420,633	0.1
9,584		Guaranty Bancorp	158,232	0.0
106,360		JPMorgan Chase & Co.	7,206,954	1.5
45,119		KB Financial Group, Inc.	1,490,186	0.3
115,729		Metlife, Inc.	6,479,667	1.3
111,980		PNC Financial Services Group, Inc.	10,710,887	2.2
21,086		Societe Generale	989,437	0.2
96,021		SunTrust Bank	4,130,823	0.9
68,804		Wells Fargo & Co.	3,869,537	0.8
173,180	@	XL Group PLC	6,442,296	1.3
			98,296,171	20.4

		Health Care: 13.3%
15,827		Cigna Corp.	2,563,974	0.5
136,967		Eli Lilly & Co.	11,435,375	2.4
78,238	@	Hospira, Inc.	6,940,493	1.5
179,767		Medtronic PLC	13,320,735	2.8
243,482		Merck & Co., Inc.	13,861,430	2.9
66,785		Stryker Corp.	6,382,642	1.3
158,016	@	Teva Pharmaceutical Industries Ltd. ADR	9,338,746	1.9
			63,843,395	13.3

		Industrials: 4.7%
3,145		AP Moller — Maersk A/S — Class B	5,686,292	1.2
42,740		BE Aerospace, Inc.	2,346,426	0.5
60,775		Caterpillar, Inc.	5,154,935	1.1
315,223		CNH Industrial NV	2,876,398	0.6
104,423		Federal Signal Corp.	1,556,947	0.3
34,239		Huntington Ingalls
		Industries, Inc.	3,854,969	0.8
23,420	@	KLX, Inc.	1,033,525	0.2
			22,509,492	4.7

		Information Technology: 13.4%
36,107		Altera Corp.	1,848,679	0.4
77,640		Apple, Inc.	9,737,997	2.0
159,039		CA, Inc.	4,658,252	1.0
265,276		Cisco Systems, Inc.	7,284,479	1.5
156,867		Hewlett-Packard Co.	4,707,579	1.0
312,142		Microsoft Corp.	13,781,069	2.8
331,535	@	Nokia OYJ ADR	2,271,015	0.5
413,503		Nokia OYJ	2,818,841	0.6
3,867		Samsung Electronics Co., Ltd.	4,387,445	0.9
331,079		Symantec Corp.	7,697,587	1.6
514,702		Xerox Corp.	5,476,429	1.1
			64,669,372	13.4

		Materials: 4.4%
188,012		Freeport-McMoRan, Inc.	3,500,783	0.7
49,068		Holcim Ltd.	3,620,510	0.7
121,213		International Paper Co.	5,768,527	1.2
105,138		MeadWestvaco Corp.	4,961,462	1.1
125,973		ThyssenKrupp AG	3,277,123	0.7
			21,128,405	4.4

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 2.2%
1,006,780	Koninklijke KPN NV	$3,859,840	0.8
1,858,148	Vodafone Group PLC	6,778,287	1.4
		10,638,127	2.2

	Utilities: 0.7%
138,900	NRG Energy, Inc.	3,178,032	0.7

	Total Common Stock (Cost $339,396,861)	428,303,475	89.0

PREFERRED STOCK: 0.7%
	Consumer Discretionary: 0.7%
14,064	Volkswagen AG	3,263,962	0.7

	Total Preferred Stock (Cost $3,597,292)	3,263,962	0.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%
		Communications: —%
32,493		Tribune Co., Escrow, 08/14/49	—	—

		Consumer, Cyclical: 0.0%
3,747		JC Penney — TL 1L, 05/21/18	3,742	0.0

		Energy: 0.0%
3,350		NGPL PipeCo, LLC, 6.750%, 09/15/17	3,215	0.0
1,685,000		Samson Investment Co., 9.750%, 02/15/20	105,312	0.0
			108,527	0.0

		Financial: —%
1,216,000	±	Tropicana Entertainment, LLC, 12/15/14	—	—

		Total Corporate Bonds/Notes (Cost $1,364,706)	112,269	0.0

		Total Long-Term Investments (Cost $344,358,859)	431,679,706	89.7

SHORT-TERM INVESTMENTS: 5.1%
		U.S. Treasury Bills: 5.1%
2,000,000		United States Treasury Bill, 0.010%, 09/03/15	1,999,982	0.4
5,000,000		United States Treasury Bill, 0.065%, 08/27/15	5,000,060	1.1
1,000,000		United States Treasury Bill, 0.065%, 08/06/15	1,000,007	0.2
4,000,000		United States Treasury Bill, 0.080%, 11/19/15	3,999,608	0.9
2,000,000		United States Treasury Bill, 0.085%, 11/27/15	1,999,814	0.4
2,500,000		United States Treasury Bill, 0.095%, 10/08/15	2,499,880	0.5
3,500,000		United States Treasury Bill, 0.105%, 08/20/15	3,500,010	0.7
2,000,000		United States Treasury Bill, 0.110%, 07/23/15	2,000,022	0.4
1,500,000		United States Treasury Bill, 0.110%, 07/09/15	1,500,005	0.3
1,000,000		United States Treasury Bill, 0.130%, 07/02/15	1,000,000	0.2
			24,499,388	5.1

		Total Short-Term Investments (Cost $24,496,186)	24,499,388	5.1

		Total Investments in Securities (Cost $368,855,045) $	456,179,094	94.8
		Assets in Excess of Other Liabilities	25,115,452	5.2
		Net Assets	$481,294,546	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

±	Defaulted security

Cost for federal income tax purposes is $369,305,172.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,718,895
Gross Unrealized Depreciation	(17,844,973)
Net Unrealized Appreciation	$86,873,922

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.5%
		Consumer Discretionary: 16.0%
187,077		American Eagle Outfitters	$3,221,466	0.4
76,370	@	Ascent Capital Group, Inc.	3,264,054	0.4
35,000	@	Barnes & Noble, Inc.	908,600	0.1
36,300		Bloomin Brands, Inc.	775,005	0.1
2,600	@	Bojangles’, Inc.	62,036	0.0
134,906		Brinker International, Inc.	7,777,331	1.0
59,269		Brunswick Corp.	3,014,421	0.4
50,200		Caleres, Inc.	1,595,356	0.2
4,500		Capella Education Co.	241,515	0.0
32,400		Cato Corp.	1,255,824	0.2
221,745		Chico’s FAS, Inc.	3,687,619	0.5
42,200		Childrens Place Retail Stores, Inc.	2,760,302	0.3
120,963		Cinemark Holdings, Inc.	4,859,084	0.6
21,800	@	Citi Trends, Inc.	527,560	0.1
97,900		Cooper Tire & Rubber Co.	3,311,957	0.4
5,200		Core-Mark Holding Co., Inc.	308,100	0.0
335,725	@	CROCS, Inc.	4,938,515	0.6
167,097		Dana Holding Corp.	3,438,856	0.4
7,400	@	Dave & Buster’s Entertainment, Inc.	267,066	0.0
48,395		Drew Industries, Inc.	2,807,878	0.3
16,100	@	Entercom Communications Corp.	183,862	0.0
268,598		EW Scripps Co.	6,137,464	0.8
97,000	@	Express, Inc.	1,756,670	0.2
3,700	@	Fogo De Chao, Inc.	85,692	0.0
27,700		G-III Apparel Group Ltd.	1,948,695	0.2
65,300	@	Gray Television, Inc.	1,023,904	0.1
44,500	@	Helen of Troy Ltd.	4,338,305	0.5
90,165	@	Iconix Brand Group, Inc.	2,251,420	0.3
44,600	@	Isle of Capri Casinos, Inc.	809,490	0.1
28,600		Jack in the Box, Inc.	2,521,376	0.3
208,998		Jarden Corp.	10,815,647	1.4
38,065		Journal Media Group, Inc.	315,559	0.0
53,100	@	K12, Inc.	671,715	0.1
32,400		KB Home	537,840	0.1
6,600		Libbey, Inc.	272,778	0.0
59,900	@	LifeLock, Inc.	982,360	0.1
10,000		Lifetime Brands, Inc.	147,700	0.0
25,600		Lithia Motors, Inc.	2,896,896	0.4
5,900	@	Live Nation, Inc.	162,191	0.0
116,515	@	Malibu Boats, Inc.	2,340,786	0.3
99,500	@	Monarch Casino & Resort, Inc.	2,045,720	0.3
58,187		Morningstar, Inc.	4,628,776	0.6
4,600		Nacco Industries, Inc.	279,496	0.0
31,900	@	Nautilus, Inc.	686,169	0.1
21,600		Nexstar Broadcasting Group, Inc.	1,209,600	0.2
432,450	@	Office Depot, Inc.	3,745,017	0.5
6,400	L	Outerwall, Inc.	487,104	0.1
54,053		Papa John’s International, Inc.	4,086,947	0.5
10,000	@	Party City Holdco, Inc.	202,700	0.0
99,761		Pool Corp.	7,001,227	0.9
96,908		Ruth’s Hospitality Group, Inc.	1,562,157	0.2
110,587	@	ServiceMaster Global Holdings, Inc.	3,999,932	0.5
34,800	@, L	Shutterstock, Inc.	2,040,672	0.3
37,300		Sinclair Broadcast Group, Inc.	1,041,043	0.1
61,800	@	Skullcandy, Inc.	474,006	0.1
17,000		Sonic Corp.	489,600	0.1
26,600	@	Stoneridge, Inc.	311,486	0.0
47,100	@	Tilly’s, Inc.	455,457	0.1
90,600	@	Tower International, Inc.	2,360,130	0.3
12,200	@	Universal Electronics, Inc.	608,048	0.1
4,380	@	VOXX International Corp.	36,266	0.0
6,900	@	Wingstop, Inc.	195,960	0.0
14,606	@, L	Zoe’s Kitchen, Inc.	597,970	0.1
			127,768,378	16.0

		Consumer Staples: 3.4%
23,800		Andersons, Inc.	928,200	0.1
58,700		Dean Foods Co.	949,179	0.1
45,197		J&J Snack Foods Corp.	5,001,952	0.6
66,300	L	Pilgrim’s Pride Corp.	1,522,911	0.2
24,743		Pinnacle Foods, Inc.	1,126,796	0.1
13,100	@	Revlon, Inc. — Class A	480,901	0.1
343,000	@	Rite Aid Corp.	2,864,050	0.3
8,000	L	Sanderson Farms, Inc.	601,280	0.1
35,800	@	Smart & Final Stores, Inc.	639,746	0.1
90,520		SpartanNash Co.	2,945,521	0.4
79,374		Spectrum Brands Holdings, Inc.	8,095,354	1.0
92,100	@	Supervalu, Inc.	745,089	0.1
10,200	@	USANA Health Sciences, Inc.	1,393,932	0.2
7,400		Village Super Market	234,506	0.0
			27,529,417	3.4

		Energy: 3.7%
93,900	@	Abraxas Petroleum Corp.	277,005	0.0
51,100		Atwood Oceanics, Inc.	1,351,084	0.2
35,000	@	Callon Petroleum Co.	291,200	0.0
33,300	@	Carrizo Oil & Gas, Inc.	1,639,692	0.2
33,619		Cimarex Energy Co.	3,708,512	0.5
30,500		Delek US Holdings, Inc.	1,123,010	0.2
33,092	@	Dril-Quip, Inc.	2,490,173	0.3
14,557	@, L	Energy XXI Bermuda Ltd.	38,285	0.0
74,600		Green Plains Renewable Energy, Inc.	2,055,230	0.3
150,800	@	Helix Energy Solutions Group, Inc.	1,904,604	0.2
10,800	@	Independence Contract Drilling, Inc.	95,796	0.0
22,700	@	Jones Energy, Inc.	205,435	0.0
169,736	@, L	Laredo Petroleum, Inc.	2,135,279	0.3
32,400	@	Matrix Service Co.	592,272	0.1
104,300	@, L	Pacific Ethanol, Inc.	1,076,376	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
183,629		Patterson-UTI Energy, Inc.	$3,454,980	0.4
15,700	@	PHI, Inc.	471,314	0.1
8,000	@	Pioneer Energy Services Corp.	50,720	0.0
94,800	@	Renewable Energy Group, Inc.	1,095,888	0.1
2,900	@	Rex Stores Corp.	184,556	0.0
43,400	@	Stone Energy Corp.	546,406	0.1
31,046		Superior Energy Services	653,208	0.1
44,518	L	Tidewater, Inc.	1,011,894	0.1
24,100	@, L	TransAtlantic Petroleum Ltd.	123,151	0.0
322,400	@, L	Triangle Petroleum Corp.	1,618,448	0.2
73,347	@	Warren Resources, Inc.	33,739	0.0
24,000		Western Refining, Inc.	1,046,880	0.1
7,100		World Fuel Services Corp.	340,445	0.1
			29,615,582	3.7

		Financials: 22.1%
2,500		Agree Realty Corp.	72,925	0.0
20,800		Alexander & Baldwin, Inc.	819,520	0.1
28,800		American Assets Trust, Inc.	1,129,248	0.1
10,677		American Campus Communities, Inc.	402,416	0.1
95,700		American Equity Investment Life Holding Co.	2,581,986	0.3
217,700		Anworth Mortgage Asset Corp.	1,073,261	0.1
8,400		Arlington Asset Investment Corp.	164,304	0.0
23,500		Armada Hoffler Properties, Inc.	234,765	0.0
29,080		Ashford Hospitality Prime, Inc.	436,782	0.1
238,600		Ashford Hospitality Trust, Inc.	2,018,556	0.3
17,700	@	Aspen Insurance Holdings Ltd.	847,830	0.1
319,433		Associated Banc-Corp.	6,474,907	0.8
27,100	@	Atlas Financial Holdings, Inc.	537,393	0.1
36,300		Banc of California, Inc.	499,125	0.1
141,426		BankUnited, Inc.	5,081,436	0.6
32,400		BBCN Bancorp, Inc.	479,196	0.1
157,550		BGC Partners, Inc.	1,378,563	0.2
47,200		Bluerock Residential Growth REIT, Inc.	597,552	0.1
7,400		BNC Bancorp	143,042	0.0
5,700	@	BofI Holding, Inc.	602,547	0.1
167,400		Capstead Mortgage Corp.	1,858,140	0.2
41,500		Cash America International, Inc.	1,086,885	0.1
19,000		Cathay General Bancorp.	616,550	0.1
69,100		Chambers Street Properties	549,345	0.1
21,700		Chatham Lodging Trust	574,399	0.1
18,900		Chesapeake Lodging Trust	576,072	0.1
120,600		CNO Financial Group, Inc.	2,213,010	0.3
4,247		Community Trust Bancorp., Inc.	148,093	0.0
3,940		ConnectOne Bancorp, Inc.	84,828	0.0
28,200		Coresite Realty Corp.	1,281,408	0.2
55,000		Cousins Properties, Inc.	570,900	0.1
54,600	@	Cowen Group, Inc.	349,440	0.0
6,400		Crawford & Co.	53,952	0.0
44,480	@	Customers Bancorp, Inc.	1,196,067	0.2
17,656		DCT Industrial Trust, Inc.	555,105	0.1
23,125		DDR Corp.	357,513	0.0
39,200		DiamondRock Hospitality Co.	502,152	0.1
73,522		East-West Bancorp., Inc.	3,295,256	0.4
63,117		EastGroup Properties, Inc.	3,549,069	0.4
83,699		Eaton Vance Corp.	3,275,142	0.4
19,000		Education Realty Trust, Inc.	595,840	0.1
23,000	@, L	Encore Capital Group, Inc.	983,020	0.1
37,972	@	Enova International, Inc.	709,317	0.1
7,600		Evercore Partners, Inc.	410,096	0.1
42,603		Fidelity Southern Corp.	742,996	0.1
11,600		Financial Institutions, Inc.	288,144	0.0
148,300	@	First BanCorp/Puerto Rico	714,806	0.1
5,700		First Business Financial Services, Inc.	267,216	0.0
54,900		First Commonwealth Financial Corp.	526,491	0.1
14,100		First Community Bancshares, Inc.	256,902	0.0
174,882		First Financial Bancorp.	3,137,383	0.4
172,060		First Horizon National Corp.	2,696,180	0.3
109,675		First Industrial Realty Trust, Inc.	2,054,213	0.3
10,800		First Merchants Corp.	266,760	0.0
22,100	@	First NBC Bank Holding Co.	795,600	0.1
56,737		First Republic Bank	3,576,133	0.5
81,859		FirstMerit Corp.	1,705,123	0.2
48,300	@	Flagstar Bancorp, Inc.	892,584	0.1
7,900		Franklin Street Properties Corp.	89,349	0.0
90,711		Glacier Bancorp., Inc.	2,668,718	0.3
13,000		Government Properties Income Trust	241,150	0.0
138,948		Great Western Bancorp, Inc.	3,350,036	0.4
67,481		Greenhill & Co., Inc.	2,788,990	0.4
79,550		Hanmi Financial Corp.	1,976,022	0.3
14,900		HCI Group, Inc.	658,729	0.1
138,362		HFF, Inc.	5,773,846	0.7
32,400	@	Hilltop Holdings, Inc.	780,516	0.1
3,800		Home Properties, Inc.	277,590	0.0
99,900	@	HomeStreet, Inc.	2,279,718	0.3
4,300		Horace Mann Educators Corp.	156,434	0.0
14,100		Hudson Pacific Properties, Inc.	400,017	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
317,200		Huntington Bancshares, Inc.	$3,587,532	0.5
45,673		Iberiabank Corp.	3,116,269	0.4
17,500		IDT Corp.	316,400	0.0
27,600	@	Insmed Inc.	673,992	0.1
3,500	@	Intl. FCStone, Inc.	116,340	0.0
49,200		Investment Technology Group, Inc.	1,220,160	0.2
148,630		Janus Capital Group, Inc.	2,544,546	0.3
15,000		LaSalle Hotel Properties	531,900	0.1
9,600		LTC Properties, Inc.	399,360	0.1
66,900	@	Maiden Holdings Ltd.	1,055,682	0.1
10,200		MainSource Financial Group, Inc.	223,890	0.0
12,935	@	Marcus & Millichap, Inc.	596,821	0.1
4,200		MarketAxess Holdings, Inc.	389,634	0.1
5,900		Meta Financial Group, Inc.	253,228	0.0
56,238		Mid-America Apartment Communities, Inc.	4,094,689	0.5
98,765		Moelis & Co.	2,835,543	0.4
2,300	L	National Bankshares, Inc.	67,298	0.0
8,300		National General Holdings Corp.	172,889	0.0
135,646		National Retail Properties, Inc.	4,748,966	0.6
7,413		NBT Bancorp., Inc.	193,998	0.0
8,100		Nelnet, Inc.	350,811	0.0
2,800		Oppenheimer Holdings, Inc.	73,584	0.0
58,700		PacWest Bancorp	2,744,812	0.3
8,000		Parkway Properties, Inc.	139,520	0.0
18,900		Pebblebrook Hotel Trust	810,432	0.1
14,600		Pennsylvania Real Estate Investment Trust	311,564	0.0
20,700	@	PennyMac Financial Services, Inc.	375,084	0.1
44,500		Pennymac Mortgage Investment Trust	775,635	0.1
23,500		Pinnacle Financial Partners, Inc.	1,277,695	0.2
9,700	@	Piper Jaffray Cos.	423,308	0.1
95,300	@	Popular, Inc.	2,750,358	0.3
51,600		Potlatch Corp.	1,822,512	0.2
25,100		Preferred Bank/Los Angeles CA	754,255	0.1
12,100		PrivateBancorp, Inc.	481,822	0.1
127,439		ProAssurance Corp.	5,888,956	0.7
3,700		Prosperity Bancshares, Inc.	213,638	0.0
9,900		PS Business Parks, Inc.	714,285	0.1
39,900		RAIT Financial Trust	243,789	0.0
7,100		Ramco-Gershenson Properties	115,872	0.0
71,184	@	Realogy Holdings Corp.	3,325,716	0.4
49,000	L	Redwood Trust, Inc.	769,300	0.1
93,200		Retail Opportunity Investments	1,455,784	0.2
252,667		RLJ Lodging Trust	7,524,423	0.9
8,800		Selective Insurance Group	246,840	0.0
13,700		Sierra Bancorp.	237,147	0.0
21,700		Silver Bay Realty Trust Corp.	353,493	0.0
33,200		Southwest Bancorp., Inc.	617,852	0.1
3,088		State Bank Financial Corp.	67,010	0.0
28,600		Stewart Information Services Corp.	1,138,280	0.1
11,100	@	Stifel Financial Corp.	640,914	0.1
5,200		Stonegate Bank	154,284	0.0
75,400	@	Strategic Hotels & Resorts, Inc.	913,848	0.1
182,200		Summit Hotel Properties, Inc.	2,370,422	0.3
3,500		Sun Communities, Inc.	216,405	0.0
87,448		Sunstone Hotel Investors, Inc.	1,312,594	0.2
33,200		Susquehanna Bancshares, Inc.	468,784	0.1
3,600	@	SVB Financial Group	518,328	0.1
19,900		Symetra Financial Corp.	480,983	0.1
48,100		The Geo Group, Inc.	1,643,096	0.2
39,100		Trico Bancshares	940,355	0.1
35,800	@	Tristate Capital Holdings, Inc.	462,894	0.1
14,600	@	Triumph Bancorp, Inc.	191,990	0.0
14,600		UMH Properties, Inc.	143,080	0.0
224,188		Umpqua Holdings Corp.	4,033,142	0.5
9,700		United Fire Group, Inc.	317,772	0.0
2,908		Validus Holdings Ltd.	127,923	0.0
8,200	@	Virtu Financial, Inc.	192,536	0.0
20,600	@	Walker & Dunlop, Inc.	550,844	0.1
4,400		Washington Federal, Inc.	102,740	0.0
6,500		WesBanco, Inc.	221,130	0.0
10,300		West BanCorp., Inc.	204,352	0.0
120,294	@	Western Alliance Bancorp.	4,061,125	0.5
156,600		Wilshire Bancorp., Inc.	1,977,858	0.3
24,100		WisdomTree Investments, Inc.	529,357	0.1
4,295		WP GLIMCHER, Inc.	58,111	0.0
4,800	@	Yadkin Financial Corporation	100,560	0.0
			176,406,940	22.1

		Health Care: 12.5%
7,800	@	Acceleron Pharma, Inc.	246,792	0.0
108,100	@	Achillion Pharmaceuticals, Inc.	957,766	0.1
30,500	@	Acorda Therapeutics, Inc.	1,016,565	0.1
1,700	@	Adamas Pharmaceuticals, Inc.	44,574	0.0
16,400	@, L	Aduro Biotech, Inc.	497,412	0.1
900	@, L	Agios Pharmaceuticals, Inc.	100,026	0.0
26,900	@	Amphastar Pharmaceuticals, Inc.	472,902	0.1
32,623	@	Amsurg Corp.	2,281,979	0.3
212,400	@	Antares Pharma, Inc.	441,792	0.1
31,100	@	Applied Genetic Technologies Corp./DE	477,074	0.1
68,200	@, L	Ariad Pharmaceuticals, Inc.	564,014	0.1
17,700	@	Atara Biotherapeutics, Inc.	933,852	0.1
27,200	@	aTyr Pharma, Inc.	503,744	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
2,900	@	Avalanche Biotechnologies, Inc.	$47,096	0.0
18,700	@, L	Axovant Sciences Ltd.	381,106	0.0
27,800	@, L	Bellicum Pharmaceuticals, Inc.	591,306	0.1
71,100	@	BioCryst Pharmaceuticals, Inc.	1,061,523	0.1
60,900	@	BioTelemetry, Inc.	574,287	0.1
12,900	@	Bluebird Bio, Inc.	2,171,973	0.3
9,600	@	Blueprint Medicines Corp.	254,304	0.0
74,400	@	Cambrex Corp.	3,269,136	0.4
12,400	@	Cara Therapeutics, Inc.	150,660	0.0
186,280	@	Catalent, Inc.	5,463,592	0.7
56,000	@	Celldex Therapeutics, Inc.	1,412,320	0.2
78,352		Centene Corp.	6,299,501	0.8
54,200	@	Civitas Solutions, Inc.	1,156,086	0.1
8,300	@	Clovis Oncology, Inc.	729,404	0.1
28,400	@	Coherus Biosciences, Inc.	820,760	0.1
175,100	@	Cross Country Healthcare, Inc.	2,220,268	0.3
51,500	@	Cynosure, Inc.	1,986,870	0.2
15,000	@	Dicerna Pharmaceuticals, Inc.	209,250	0.0
16,400	@	Evolent Health, Inc.	319,800	0.0
10,700	@, L	FibroGen, Inc.	251,450	0.0
19,300	@, L	Flex Pharma, Inc.	331,960	0.0
9,600	@	Furiex Pharmaceuticals, Inc. — CVR	93,792	0.0
1,500	@	Glaukos Corp.	43,470	0.0
67,200	@	Greatbatch, Inc.	3,623,424	0.5
107,122	@	Hanger Orthopedic Group, Inc.	2,510,940	0.3
32,140	@	HealthEquity, Inc.	1,030,087	0.1
114,248		Healthsouth Corp.	5,262,263	0.7
7,900	@	ICU Medical, Inc.	755,714	0.1
96,864		Idexx Laboratories, Inc.	6,212,857	0.8
5,000	@	Ignyta, Inc.	75,450	0.0
5,500	@, L	Immune Design Corp.	113,575	0.0
84,800	@	Infinity Pharmaceuticals, Inc.	928,560	0.1
38,400	@	Inogen, Inc.	1,712,640	0.2
33,100	@	Insulet Corp.	1,025,603	0.1
700	@	Intercept Pharmaceuticals, Inc.	168,966	0.0
38,600	@, L	Invitae Corp.	574,368	0.1
7,800	@, L	Isis Pharmaceuticals, Inc.	448,890	0.1
2,000	@, L	Karyopharm Therapeutics, Inc.	54,420	0.0
50,000		Kindred Healthcare, Inc.	1,014,500	0.1
24,000	@, L	Kite Pharma, Inc.	1,463,280	0.2
12,700	@, L	Lannett Co., Inc.	754,888	0.1
19,700	@	MacroGenics, Inc.	748,009	0.1
47,819	@	Magellan Health Services, Inc.	3,350,677	0.4
28,500	@	Medicines Co.	815,385	0.1
252,500	@	Merge Healthcare, Inc.	1,212,000	0.2
45,800	@	Molina Healthcare, Inc.	3,219,740	0.4
42,900	@	Nivalis Therapeutics, Inc.	649,935	0.1
28,200	@	NuVasive, Inc.	1,336,116	0.2
26,981	@	Omnicell, Inc.	1,017,453	0.1
144,500	@	Oncothyreon, Inc.	540,430	0.1
2,000	@	Ophthotech Corp.	104,120	0.0
24,250		Owens & Minor, Inc.	824,500	0.1
17,400	@	Pacira Pharmaceuticals, Inc./DE	1,230,528	0.2
10,300	@, L	Puma Biotechnology, Inc.	1,202,525	0.1
8,800	@	Receptos, Inc.	1,672,440	0.2
13,900	@	Revance Therapeutics, Inc.	444,522	0.1
2,000	@	Sage Therapeutics, Inc.	146,000	0.0
3,600	@	Seres Therapeutics, Inc.	149,400	0.0
35,100	@	Surgical Care Affiliates, Inc.	1,347,138	0.2
12,700	@	Teladoc Inc.	241,300	0.0
114,500	@	Threshold Pharmaceuticals, Inc.	462,580	0.1
20,200	@, L	Tokai Pharmaceuticals, Inc.	268,660	0.0
12,200	@	Ultragenyx Pharmaceutical, Inc.	1,249,158	0.2
60,700	@	Vitae Pharmaceuticals, Inc.	874,080	0.1
49,271	@	WellCare Health Plans, Inc.	4,179,659	0.5
102,719		West Pharmaceutical Services, Inc.	5,965,920	0.7
31,900	@	Xencor, Inc.	700,843	0.1
4,500	@	Zafgen, Inc.	155,835	0.0
2,700	@	ZS Pharma, Inc.	141,453	0.0
			100,359,237	12.5

		Industrials: 16.2%
38,900		AAR Corp.	1,239,743	0.2
80,700		ABM Industries, Inc.	2,652,609	0.3
343,100	@	ACCO Brands Corp.	2,665,887	0.3
32,800		Alaska Air Group, Inc.	2,113,304	0.3
120,072		Allison Transmission Holdings, Inc.	3,513,307	0.4
116,667		Altra Holdings, Inc.	3,171,009	0.4
1,400		Amerco, Inc.	457,674	0.1
52,200	@	American Woodmark Corp.	2,863,170	0.4
40,400	@	ARC Document Solutions, Inc.	307,444	0.0
61,000		ArcBest Corp.	1,939,800	0.2
35,500		Argan, Inc.	1,431,715	0.2
27,125	@	Atlas Air Worldwide Holdings, Inc.	1,490,790	0.2
13,900		Barnes Group, Inc.	541,961	0.1
110,900		Barrett Business Services, Inc.	4,027,888	0.5
60,900		Brady Corp.	1,506,666	0.2
6,100		Ceco Environmental Corp.	69,113	0.0
122,953	@, L	Cenveo, Inc.	260,660	0.0
11,700		Columbus McKinnon Corp.	292,500	0.0
96,735		Comfort Systems USA, Inc.	2,220,068	0.3
11,200	@	CRA International, Inc.	312,144	0.0
41,300		Cubic Corp.	1,965,054	0.2
3,200		Curtiss-Wright Corp.	231,808	0.0
49,400		Deluxe Corp.	3,062,800	0.4
128,962		Douglas Dynamics, Inc.	2,770,104	0.4
34,600		EMCOR Group, Inc.	1,652,842	0.2
17,300		EnerSys	1,216,017	0.2
30,800	@	Engility Holdings, Inc.	774,928	0.1
9,900		Essendant, Inc.	388,575	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
37,700		Federal Signal Corp.	$562,107	0.1
45,978		Forward Air Corp.	2,402,810	0.3
108,754	@, L	Generac Holdings, Inc.	4,322,971	0.5
131,600		General Cable Corp.	2,596,468	0.3
22,325	@	Gibraltar Industries, Inc.	454,760	0.1
97,000		Global Brass & Copper Holdings, Inc.	1,649,970	0.2
12,400	L	Greenbrier Cos., Inc.	580,940	0.1
160,100	@	Hawaiian Holdings, Inc.	3,802,375	0.5
8,600		Heidrick & Struggles International, Inc.	224,288	0.0
143,239		Herman Miller, Inc.	4,143,904	0.5
5,000		Hurco Cos, Inc.	173,100	0.0
9,300		Hyster-Yale Materials Handling, Inc.	644,304	0.1
47,100		Insperity, Inc.	2,397,390	0.3
17,700		Kadant, Inc.	835,440	0.1
123,255		KAR Auction Services, Inc.	4,609,737	0.6
4,800		Kelly Services, Inc.	73,680	0.0
36,369		Kimball International, Inc.	442,247	0.1
123,231		Knight Transportation, Inc.	3,295,197	0.4
16,100		Landstar System, Inc.	1,076,607	0.1
56,200		Matson, Inc.	2,362,648	0.3
18,900		Matthews International Corp.	1,004,346	0.1
249,300	@	Meritor, Inc.	3,270,816	0.4
9,000		Park-Ohio Holdings Corp.	436,140	0.1
2,597	@	Ply Gem Holdings, Inc.	30,619	0.0
52,600		Quad/Graphics, Inc.	973,626	0.1
5,500	@	Quality Distribution, Inc.	85,030	0.0
72,814	@	RBC Bearings, Inc.	5,225,133	0.7
39,750		Regal-Beloit Corp.	2,885,452	0.4
149,915	@	Rexnord Corp.	3,584,468	0.5
18,700	@	RPX Corp.	316,030	0.0
2,400		Standex International Corp.	191,832	0.0
70,700		Steelcase, Inc.	1,336,937	0.2
28,100	@	Swift Transportation Co.	637,027	0.1
110,823		Toro Co.	7,511,583	0.9
23,100	@	Trimas Corp.	683,760	0.1
5,900	@	TrueBlue, Inc.	176,410	0.0
30,900	@	Tutor Perini Corp.	666,822	0.1
1,300		Unifirst Corp.	145,405	0.0
6,300		Universal Truckload Services, Inc.	138,348	0.0
34,394		US Ecology, Inc.	1,675,676	0.2
9,200		Viad Corp.	249,412	0.0
5,500		VSE Corp.	294,305	0.0
44,100	@	Wabash National Corp.	553,014	0.1
237,875		Waste Connections, Inc.	11,208,670	1.4
23,905		Watsco, Inc.	2,958,005	0.4
37,500		West Corp.	1,128,750	0.1
			129,158,139	16.2

		Information Technology: 14.8%
21,000	@	Advanced Energy Industries, Inc.	577,290	0.1
78,996		Advent Software, Inc.	3,492,413	0.4
87,100	@, L	Aerohive Networks, Inc.	607,958	0.1
38,000		Alliance Fiber Optic Products, Inc.	704,900	0.1
18,600	@	Alpha & Omega Semiconductor Ltd.	162,564	0.0
59,200	@	Amkor Technology, Inc.	354,016	0.0
33,380	@	Anixter International, Inc.	2,174,707	0.3
42,000	@, L	Apigee Corp.	417,060	0.1
14,600	@	Appfolio, Inc.	205,860	0.0
22,020	@	ARRIS Group, Inc.	673,812	0.1
4,240	@	Aspen Technology, Inc.	193,132	0.0
172,700	@	AVG Technologies	4,699,167	0.6
80,843	@	Benchmark Electronics, Inc.	1,760,761	0.2
101,300	@	Blucora, Inc.	1,635,995	0.2
16,600		Brooks Automation, Inc.	190,070	0.0
11,400	@	CACI International, Inc.	922,146	0.1
59,500	@	Carbonite, Inc.	702,695	0.1
118,248	@	CoreLogic, Inc.	4,693,263	0.6
44,200	@	Cornerstone OnDemand, Inc.	1,538,160	0.2
233,231		Cypress Semiconductor Corp.	2,742,797	0.3
5,800		EVERTEC, Inc.	123,192	0.0
66,600	@	Extreme Networks, Inc.	179,154	0.0
17,900	@	Fabrinet	335,267	0.0
21,796		Factset Research Systems, Inc.	3,542,068	0.4
11,400		Fair Isaac Corp.	1,034,892	0.1
50,109		FEI Co.	4,155,539	0.5
34,400	@	First Solar, Inc.	1,616,112	0.2
41,300	@	Fitbit, Inc.	1,578,899	0.2
145,400	@	Five9, Inc.	760,442	0.1
96,663	@	Freescale Semiconductor Holdings Ltd.	3,863,620	0.5
217,200	@	Global Cash Access, Inc.	1,681,128	0.2
96,300	@	GrubHub, Inc.	3,280,941	0.4
42,665	@	Guidewire Software, Inc.	2,258,258	0.3
16,400		Heartland Payment Systems, Inc.	886,420	0.1
44,791	@	Imperva, Inc.	3,032,351	0.4
104,000	@	Insight Enterprises, Inc.	3,110,640	0.4
36,100		Integrated Silicon Solution, Inc.	799,254	0.1
29,300		IXYS Corp.	448,290	0.1
71,275	@	Kimball Electronics, Inc.	1,039,902	0.1
29,850	@	Lattice Semiconductor Corp.	175,816	0.0
6,000		Littelfuse, Inc.	569,340	0.1
4,000	@	Manhattan Associates, Inc.	238,600	0.0
20,000		Methode Electronics, Inc.	549,000	0.1
18,300	@	Model N, Inc.	217,953	0.0
199,380		Monotype Imaging Holdings, Inc.	4,807,052	0.6
11,000	@	Nanometrics, Inc.	177,320	0.0
29,628	@	NetSuite, Inc.	2,718,369	0.3
26,900	@	Newport Corp.	510,024	0.1
39,200	@	Omnivision Technologies, Inc.	1,026,844	0.1
88,400		Pegasystems, Inc.	2,023,476	0.3
26,500		Pericom Semiconductor Corp.	348,475	0.0
42,600	@	Polycom, Inc.	487,344	0.1
37,700	@	Progress Software Corp.	1,036,750	0.1
21,360	@	PTC, Inc.	876,187	0.1
155,302	@	Q2 Holdings, Inc.	4,387,282	0.5
47,000	@	QLIK Technologies, Inc.	1,643,120	0.2
10,100	@	Qorvo, Inc.	810,727	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
12,600	@	Qualys, Inc.	$508,410	0.1
254,100	@	Rovi Corp.	4,052,895	0.5
152,300	@	Sanmina Corp.	3,070,368	0.4
71,300		Science Applications International Corp.	3,768,205	0.5
24,844	@	Splunk, Inc.	1,729,639	0.2
51,300	@, L	SunEdison, Inc.	1,534,383	0.2
5,800	@	Super Micro Computer, Inc.	171,564	0.0
16,800	@	SYKES Enterprises, Inc.	407,400	0.1
17,600	@	Synaptics, Inc.	1,526,536	0.2
119,700	@	Take-Two Interactive Software, Inc.	3,300,129	0.4
151,500	@	TeleCommunication Systems, Inc.	501,465	0.1
9,600	@	Tyler Technologies, Inc.	1,242,048	0.2
200,000	@	Ultra Clean Holdings	1,246,000	0.2
179,820	@	Unisys Corp.	3,594,602	0.5
45,652	@, L	Varonis Systems, Inc.	1,008,453	0.1
53,089	@, L	WebMD Health Corp.	2,350,781	0.3
62,300	@	Xactly Corp.	535,157	0.1
187,200	@	Xcerra Corp.	1,417,104	0.2
23,400	@, L	Yelp, Inc.	1,006,902	0.1
22,300	@	Zendesk, Inc.	495,283	0.1
			118,246,138	14.8

		Materials: 4.3%
33,300		A Schulman, Inc.	1,455,876	0.2
113,379		Aptargroup, Inc.	7,230,179	0.9
19,100		Axiall Corp.	688,555	0.1
31,900	@	Boise Cascade Co.	1,170,092	0.1
73,200		Commercial Metals Co.	1,177,056	0.2
139,916	@	Crown Holdings, Inc.	7,402,955	0.9
48,300		FutureFuel Corp.	621,621	0.1
114,800		Graphic Packaging Holding Co.	1,599,164	0.2
2,800		Innospec, Inc.	126,112	0.0
30,100		Minerals Technologies, Inc.	2,050,713	0.3
34,300	@	Omnova Solutions, Inc.	256,907	0.0
34,700		Rock-Tenn Co.	2,088,940	0.3
124,368		Silgan Holdings, Inc.	6,561,656	0.8
38,200	@	Trinseo SA	1,025,288	0.1
36,250		Worthington Industries, Inc.	1,089,675	0.1
			34,544,789	4.3

		Telecommunication Services: 0.6%
69,400	@	8x8, Inc.	621,824	0.1
31,900	@	General Communication, Inc.	542,619	0.1
155,300		Inteliquent, Inc.	2,857,520	0.3
23,451	@, L	magicJack VocalTec Ltd.	174,241	0.0
41,000	@	RingCentral, Inc.	758,090	0.1
			4,954,294	0.6

		Utilities: 2.9%
1,178		AGL Resources, Inc.	54,848	0.0
10,700		American States Water Co.	400,073	0.0
224,900	@	Atlantic Power Corp.	692,692	0.1
4,000		Chesapeake Utilities Corp.	215,400	0.0
132,100	@	Dynegy, Inc.	3,863,925	0.5
3,500		El Paso Electric Co.	121,310	0.0
9,800		Empire District Electric Co.	213,640	0.0
15,700		Idacorp, Inc.	881,398	0.1
9,300		Laclede Group, Inc.	484,158	0.1
8,300		MGE Energy, Inc.	321,459	0.0
46,900		New Jersey Resources
		Corp.	1,292,095	0.2
96,333		NorthWestern Corp.	4,696,234	0.6
256,125		Portland General Electric Co.	8,493,105	1.1
7,800		Southwest Gas Corp.	415,038	0.1
25,800	L	Spark Energy, Inc.	406,608	0.1
1,500		UIL Holdings Corp.	68,730	0.0
15,500	@, L	Vivint Solar, Inc.	188,635	0.0
5,600		Westar Energy, Inc.	191,632	0.0
4,800		WGL Holdings, Inc.	260,592	0.0
			23,261,572	2.9

		Total Common Stock (Cost $606,449,753)	771,844,486	96.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.4%
	Securities Lending Collateralcc: 3.3%
6,210,808	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $6,210,834, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.500%, Market Value plus accrued interest $6,335,025, due 07/15/15–05/20/65)	6,210,808	0.8
6,210,808	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $6,210,839, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.250%, Market Value plus accrued interest $6,334,994, due 11/15/15–03/01/48)	6,210,808	0.8
6,210,808	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,210,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 9.500%, Market Value plus accrued interest $6,335,026, due 07/31/15–05/20/65)	6,210,808	0.8

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,599,507	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,599,520, collateralized by various U.S. Government Agency Obligations, 2.375%–6.500%, Market Value plus accrued interest $4,691,497, due 03/01/19–02/20/65)	$4,599,507	0.6
2,918,755	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,918,771, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $2,978,248, due 01/15/17–01/15/29)	2,918,755	0.3
		26,150,686	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
24,941,794	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $24,941,794)	24,941,794	3.1

	Total Short-Term Investments (Cost $51,092,480)	51,092,480	6.4

	Total Investments in Securities (Cost $657,542,233)	$822,936,966	102.9
	Liabilities in Excess of Other Assets	(23,276,173)	(2.9)
	Net Assets	$799,660,793	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $659,641,880.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$193,777,664
Gross Unrealized Depreciation	(30,482,578)
Net Unrealized Appreciation	$163,295,086

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Brazil: 0.9%
604,273	@	Petroleo Brasileiro SA ADR	$4,930,868	0.9

		Canada: 0.1%
14,400	@	Suncor Energy, Inc.	396,605	0.1

		China: 1.7%
165,500		China Mobile Ltd.	2,117,393	0.4
25,000	@, L	China Telecom Corp., Ltd. ADR	1,475,750	0.3
5,322,100		Kunlun Energy Co. Ltd.	5,408,836	1.0
			9,001,979	1.7

		Denmark: 0.7%
72,410	L	FLSmidth & Co. A/S	3,479,525	0.7

		France: 9.5%
296,832		AXA S.A.	7,525,254	1.4
133,270		BNP Paribas	8,087,204	1.6
63,595		Cie Generale des Etablissements Michelin	6,691,725	1.3
495,180		Credit Agricole SA	7,393,031	1.4
91,550		Sanofi	9,057,055	1.7
42,750		Technip S.A.	2,649,401	0.5
165,330		Total S.A.	8,109,612	1.6
			49,513,282	9.5

		Germany: 5.8%
165,380		Commerzbank AG	2,114,158	0.4
541,690		Deutsche Lufthansa AG	6,988,919	1.3
63,920		Merck KGaA	6,372,213	1.2
179,750		Metro AG	5,677,260	1.1
31,590		SAP SE	2,213,715	0.4
69,520		Siemens AG	7,033,451	1.4
			30,399,716	5.8

		Ireland: 1.8%
123,050		Medtronic PLC	9,118,005	1.8

		Israel: 2.4%
211,157	@	Teva Pharmaceutical Industries Ltd. ADR	12,479,379	2.4

		Italy: 2.2%
259,567		ENI S.p.A.	4,610,339	0.9
1,011,434		UniCredit SpA	6,797,738	1.3
			11,408,077	2.2

		Japan: 2.8%
381,500		Konica Minolta Holdings, Inc.	4,446,443	0.9
694,500		Nissan Motor Co., Ltd.	7,255,410	1.4
46,100		Softbank Corp.	2,715,428	0.5
			14,417,281	2.8

		Netherlands: 3.2%
535,070		Aegon NV	3,947,858	0.8
70,160		Akzo Nobel NV	5,122,327	1.0
116,900		Qiagen NV	2,873,026	0.5
2,404		Royal Dutch Shell PLC - Class A	67,971	0.0
159,697		Royal Dutch Shell PLC - Class B	4,546,628	0.9
			16,557,810	3.2

		Portugal: 1.0%
448,420		Galp Energia SGPS SA	5,278,488	1.0

		Russia: 1.0%
318,016	@	MMC Norilsk Nickel PJSC ADR	5,390,371	1.0

		Singapore: 3.1%
313,980		DBS Group Holdings Ltd.	4,817,601	0.9
403,240	@	Flextronics International Ltd.	4,560,644	0.9
2,168,500		Singapore Telecommunications Ltd.	6,767,280	1.3
			16,145,525	3.1

		South Korea: 5.8%
31,063		Hyundai Motor Co.	3,781,501	0.7
171,330		KB Financial Group, Inc.	5,658,671	1.1
23,639		POSCO	4,733,466	0.9
14,073		Samsung Electronics Co., Ltd.	15,967,032	3.1
			30,140,670	5.8

		Spain: 1.4%
512,143		Telefonica S.A.	7,295,693	1.4

		Sweden: 1.7%
196,801		Telefonaktiebolaget LM Ericsson	2,049,710	0.4
275,360		Getinge AB	6,629,573	1.3
			8,679,283	1.7

		Switzerland: 5.3%
301,649		Credit Suisse Group AG	8,321,739	1.6
43,200		Roche Holding AG	12,112,913	2.3
80,590		Swiss Re Ltd.	7,134,049	1.4
			27,568,701	5.3

		Thailand: 0.3%
276,600	L	Bangkok Bank PCL	1,454,694	0.3

		Turkey: 1.1%
491,475	@	Turkcell Iletisim Hizmet AS ADR	5,647,048	1.1

		United Kingdom: 12.8%
294,005		Aviva PLC	2,277,167	0.4
530,620		BAE Systems PLC	3,759,645	0.7
798,708		BP PLC	5,300,736	1.0
329,406		Sky PLC	5,365,213	1.0
353,270		CRH PLC—London	9,911,534	1.9
372,477		GlaxoSmithKline PLC	7,744,473	1.5
787,110		HSBC Holdings PLC	7,066,077	1.4
1,509,326		Kingfisher PLC	8,232,557	1.6
161,510	@	Noble Corp. PLC	2,485,639	0.5
1,460,764		Serco Group PLC	2,708,803	0.5
166,330		Standard Chartered PLC	2,663,660	0.5
1,599,829		Tesco PLC	5,330,248	1.0
1,105,225		Vodafone Group PLC	4,031,720	0.8
			66,877,472	12.8

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: 34.2%
174,580		American International Group, Inc.	$10,792,535	2.1
17,601	@	Allergan plc	5,341,199	1.0
68,680		Amgen, Inc.	10,543,754	2.0
64,480		Apache Corp.	3,715,982	0.7
94,120		Baker Hughes, Inc.	5,807,204	1.1
65,701		Best Buy Co., Inc.	2,142,510	0.4
47,730		Capital One Financial Corp.	4,198,808	0.8
354,490	L	Chesapeake Energy Corp.	3,959,653	0.8
28,050		Chevron Corp.	2,705,983	0.5
239,420		Cisco Systems, Inc.	6,574,473	1.3
236,140		Citigroup, Inc.	13,044,374	2.5
180,170		Comcast Corp. — Class A	10,835,424	2.1
43,485		CVS Health	4,560,707	0.9
15,270		Gilead Sciences, Inc.	1,787,812	0.3
7,500	@	Google, Inc. — Class A	4,050,300	0.8
39,980		Halliburton Co.	1,721,939	0.3
269,150		Hewlett-Packard Co.	8,077,191	1.5
120,000		JPMorgan Chase & Co.	8,131,200	1.6
99,440	@	Michael Kors Holdings	4,185,430	0.8
343,360		Microsoft Corp.	15,159,344	2.9
168,980		Morgan Stanley	6,554,734	1.3
195,600	@, L	Navistar International Corp.	4,426,428	0.8
94,190	@	News Corp — Class A	1,374,232	0.3
65,900		Oracle Corp.	2,655,770	0.5
307,300		Pfizer, Inc.	10,303,769	2.0
139,870		SunTrust Bank	6,017,207	1.1
62,540		Target Corp.	5,105,140	1.0
194,240		Twenty-First Century Fox, Inc. — Class A	6,321,541	1.2
60,870		United Parcel Service, Inc. — Class B	5,898,912	1.1
30,870		Verizon Communications, Inc. - VZC	1,437,323	0.3
12,840		Viacom — Class B	829,978	0.2
			178,260,856	34.2

		Total Common Stock (Cost $458,594,205)	514,441,328	98.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.5%
	U.S. Government Agency Obligations: 1.0%
5,500,000	Farmer Mac, 0.080%, 07/01/15 (Cost $5,500,000)	$5,500,000	1.0

	Securities Lending Collateralcc: 2.5%
3,069,412	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,069,425, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $3,130,800, due 07/15/15-05/20/65)	$3,069,412	0.6
3,069,412	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,069,427, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $3,130,785, due 11/15/15-03/01/48)	3,069,412	0.6
3,069,412	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,069,424, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $3,130,801, due 07/31/15-05/20/65)	3,069,412	0.6
2,260,553	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,260,559, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,305,764, due 03/01/19-02/20/65)	2,260,553	0.4

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,455,012	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,455,020, collateralized by various Securities, 0.125%- 2.500%, Market Value plus accrued interest $1,484,669, due 01/15/17-01/15/29)	$1,455,012	0.3
		12,923,801	2.5

	Total Short-Term Investments (Cost $18,423,801)	18,423,801	3.5

	Total Investments in Securities (Cost $477,018,006)	$532,865,129	102.3
	Liabilities in Excess of Other Assets	(12,048,575)	(2.3)
	Net Assets	$520,816,554	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security.

ADR	American Depositary Receipt

cc	Represents securities purchased with cash collateral received for securities on loan.

L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $477,018,021.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$112,563,601
Gross Unrealized Depreciation	(56,716,493)
Net Unrealized Appreciation	$55,847,108

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N- CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Code of Ethics is not required for the semi-annual filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3) Not required for semi-annual filing.

(b)    The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 4, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 4, 2015